Filed with the Securities and Exchange Commission on April 28, 2021
REGISTRATION NO. 333-114561
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 20
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 195
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2021 pursuant to paragraph (a)(i) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)
Registrant: ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
Issued by: Allstate Life Insurance Company (“Allstate Life”)

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758543, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated April 30, 2021

Allstate Life Insurance Company (“Allstate Life”) offered the following individual and group flexible premium deferred variable annuity contracts (together “Contracts”) (each, a “Contract”):
• Allstate Advisor
• Allstate Advisor Plus
• Allstate Advisor Preferred with 5-Year Withdrawal Charge Option
• Allstate Advisor Preferred with 3-Year Withdrawal Charge Option
• Allstate Advisor Preferred with No Withdrawal Charge Option
The Contracts are no longer offered for new sales effective January 14, 2008. If you have already purchased a Contract you may continue to make purchase payments according to the Contract. Each additional purchase payment must be at least $1,000.
There are various Investment Alternatives available to you under your Contract, including the Market Value Adjusted Fixed Account Option (the “Market Value Adjusted Fixed Account Option” or “MVA Account Option”). If you are interested in allocating Contract Value to the MVA Account Option, please refer to the separate prospectus for the MVA Account Option (the “MVA Account prospectus”). If you did not receive an MVA Account prospectus and wish to obtain one, please write or call us at the address or telephone number above.
For the Allstate Advisor Plus Contracts with the Credit Enhancement, the expenses may be higher than for contracts without a Credit Enhancement, the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Allstate Advisor Plus Contract, and the withdrawal charge period is longer.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
IMPORTANT INFORMATION
As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract are no longer sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports are available online at www.AccessAllstate.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by calling 1-800-457-7617.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.
The Contracts are not FDIC insured.

ASADVISOR

(i)

Allstate Advisor Glossary

We set forth here definitions of some key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the sections of the prospectus that use such terms.
Accumulation Phase - The period that begins on the date we issue your Contract ( “Issue Date” ) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit - A unit of measurement used to measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase. To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer.
Accumulation Unit Value - Each Variable Sub-Account has a separate value for its Accumulation Units (this is analogous to, but not the same as, the share price of a mutual fund).
Allstate Life (“we”)- The issuer of the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred Variable Annuities, each an individual and group flexible premium deferred variable annuity contract ( “Contract” ).
Annuitant - The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.
Automatic Additions Program - A programs that permits subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
Automatic Portfolio Rebalancing Program - A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies) - The person(s) or entity(ies), who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies. You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract.
• Primary Beneficiary- the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ( “Death Proceeds” ) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.
• Contingent Beneficiary- the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.
Co-Annuitant - An individual who will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant.
Code- The Internal Revenue Code of 1986, as amended.
Contract - Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred, are each an individual and group flexible premium deferred variable annuity contract between you, the Contract owner, and Allstate Life, a life insurance company. In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.
Contract Anniversary - Each twelve-month period from the date of your contract’s issue date.
Contract Owner (“you”) - The person(s) having the privileges of ownership defined in the Contract.
Contract Value - During the Accumulation Phase, your contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract. Your contract value includes the value of any contract amounts allocated to the MVA Account Option, which is calculated as described in the separate MVA Account prospectus.
Contract Year - The annual period of time measured from the date we issue your Contract or a Contract Anniversary.
Credit Enhancement - For Allstate Advisor Plus Contracts , an amount added to your Contract Value each time you make a purchase payment, of up to 5% of the purchase payment depending on your issue age and total purchase payments.
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Custodial Account- A trust or custodial account that qualifies as an individual retirement account as defined in Section 408(a) of the Code, including a Roth IRA that satisfies the definitions in Sections 408(a) and 408A of the Code.
Dollar Cost Averaging Program - A program that, during the Accumulation Phase, automatically transfers a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts.
Due Proof of Death - Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Fixed Account Options - Investment Alternatives offered through our general account that credit interest at rates we guarantee. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. The guaranteed rate for the Dollar Cost Averaging Fixed Account Option and the Standard Fixed Account Option is 3%. There is no guaranteed rate for the Market Value Adjusted Fixed Account Option. For more information concerning the MVA Account Option, please see the separate MVA Account prospectus.
Free Withdrawal Amount - An amount equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts ) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. Free withdrawals from an MVA Account Option may be subject to a Market Value Adjustment. For information concerning the MVA Account Option and Market Value Adjustments, please see the separate MVA Account prospectus.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income Plan - A series of payments made on a scheduled basis to you or to another person designated by you.
Investment Alternatives - The Fixed Account Options and the Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio; please refer to the prospectuses for the Portfolios.
Issue Date - The date we issue your Contract.
Market Value Adjustment - A calculation we apply to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. For more information concerning the MVA Account Option, please see the separate MVA Account prospectus.
Payout Phase - The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date - The date we apply your money to provide income payments.
Portfolios - The underlying funds in which a Variable Sub-Account invests. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Qualified Contracts - Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Settlement Value - The amount paid in the event of a full withdrawal of the Contract Value. The account value of each contract amount allocated to an MVA Account Option is also included in the Settlement Value, and is calculated as described in the separate MVA Account prospectus.
Standard Fixed Account Option - An option that, if you have selected the Allstate Advisor Contract , allows you to allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “ Guarantee Period Account ” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period.
Systematic Withdrawal Program - A program that permits you to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
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Tax Qualified Contracts - Contracts held in a plan which provides that the income on tax sheltered annuities is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the other annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date - The term used to indicate a “business day,” which means each day Monday through Friday that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time).
Variable Account - An account for which the income, gains, and losses are determined separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account - An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.

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Important Information You Should Consider About the Contract

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals
Allstate Advisor: If you withdraw money from the Contract within 7 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 7 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

Allstate Advisor Plus: If you withdraw money from the Contract within 8 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 8.5% of the purchase payments withdrawn, declining to 0% over 8 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,500 on a $100,000 investment.

Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option: If you withdraw money from the Contract within 5 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 5 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

3-Year Withdrawal Charge Option: If you withdraw money from the Contract within 3 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 3 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

No Withdrawal Charge Option: There are no Withdrawal Charges for this Option
				Expenses
Transaction Charges
In addition to Withdrawal Charges, you may be charged for transferring cash value between Investment Alternatives, as follows:

Transfer Fee. You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred.
				Expenses and Investment Alternatives: Transfers
Ongoing Fees and Expenses (as Annual Charges)	The following table describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the Contract options you have elected.			Expenses, Income Payments and Death Benefits
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of separate account assets) Allstate Advisor Allstate Advisor Plus Allstate Advisor Preferred (varies by class)	1.29% 1.59% 1.59%	1.48% 1.78% 1.98%
	Investment Options (Portfolio fees and expenses as a percentage of portfolio average daily net assets)	0.35%	1.80%
	Optional benefits available for an additional charge (all Contracts, for a single optional benefit, if elected): (as a percentage of Separate Account assets)	0.10%	1.25%

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

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Lowest Annual Cost (in dollars): Allstate Advisor $1,843 Allstate Advisor Plus $2,150 Allstate Advisor Preferred $2,150	Highest Annual Cost (in dollars): Allstate Advisor $5,819 Allstate Advisor Plus $6,121 Allstate Advisor Preferred $6,322

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract classes, optional benefits and Portfolio Company fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawal charges will reduce the value of your Contract if you withdraw money during the period of time that withdrawal charges are assessed on your Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to an additional federal 10% tax penalty.	Expenses, Investment Alternatives: Transfers, Taxes
Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Alternatives available under the Contract (e.g., the Portfolios). Each investment option, including any investment alternatives, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.	Important Notices, Investment Alternatives: The Variable Sub-Accounts
Insurance Company Risks	An investment in the Contract is subject to the risks related to Allstate Life. Any obligations (including under any fixed account Investment Alternatives), guarantees, or benefits are subject to the claims-paying ability of Allstate Life. If Allstate Life experiences financial distress, it may not be able to meet its obligations to you. More information about Allstate Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.	Investment Alternatives: The Fixed Account Options

	Restrictions	Location in Prospectus
Investments	Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date.

There are limitations on the transfer of Contract Value among Certain Variable Sub-Accounts and from the Fixed Account.

We impose a charge for transfers among Variable Sub-Accounts in excess of the 12.

We reserve the right to remove or substitute Portfolios as Investment Alternatives.
	Not all Fixed Account Options are available in all states or with all Contracts.	Expenses, Investment Alternatives
Optional Benefits
We may discontinue of the availability of any optional benefit at any time prior to the time you elect it.

Certain optional benefits limit or restrict the Investment Alternatives you may select under the contract. We may change these restrictions in the future.

Certain optional benefits have Contract Value minimums. If withdrawals reduce your Contract Value below the minimum, your optional benefit(s) may be reduced or terminated.

Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
Income Payments and Death Benefits
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	Taxes	Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral. Withdrawals will be subject to ordinary income tax and may also be subject to an additional federal 10% tax penalty if taken before age 59½.	Taxes

	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation	Some investment professionals may receive compensation for selling the Contracts to you in the form of commissions and other non-cash compensation (e.g., marketing allowances). Thus, these investment professionals may have a financial incentive to offer or recommend the Contracts over another investment.	More Information
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.

Overview of the Contract
Purpose
This Contract is a variable annuity contract and is designed to help the investor accumulate assets on a tax-deferred basis through an investment portfolio and to provide or supplement the investor’s retirement income. This Contract is appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, and has funds available to invest that are not required to meet current needs. The Contract is not intended for people who may need to make early or frequent withdrawals.

The Contract has various optional features and benefits that may be appropriate for you based on your financial objectives and situation. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. These optional features may impose additional fees, as summarized below in the Expense Table.

For the Allstate Advisor Plus Contracts with the Credit Enhancement, please note that the expenses may be higher than contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Allstate Advisor Plus Contract, and the withdrawal charge period is longer.

Phases of the Contract
Accumulation Phase: This is the period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Additional information about each Portfolio is provided in Appendix A to this prospectus.

Payout Phase: You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving payments under Income Plan 3. See “Income Plans” for additional information.

After the Payout Start Date, death benefits and any living benefits will terminate.

Contract Features
Death Benefit	At no additional charge, if you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. For an added charge, you can also select an additional death benefit option, which may increase the amount of money payable to your designated beneficiaries upon your death.
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Accessing Your Money	You may withdraw some or all of your Contract Value at any time during the Accumulation Phase. In general, you must withdraw at least $50 at a time. A withdrawal charge and a Market Value Adjustment may apply. For more information concerning the MVA Account Option and Market Value Adjustments, please see the separate MVA Account prospectus.

You can transfer money between Portfolios without tax implications, and earnings on your investments are generally tax-deferred. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional federal 10% tax penalty. Please consult your tax advisor before taking any withdrawal.
Optional Withdrawal Benefits
The prospectus describes optional withdrawal benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and guarantee a minimum income amount.

These benefits are more fully described in the “Optional Benefits” section of this prospectus. Please keep in mind, once you have selected an optional benefit, your ability to select a different option may be limited. We may discontinue offering these options at any time.

Dollar Cost Averaging	Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account.
Portfolio Rebalancing
If you select our Automatic Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

Systematic Withdrawal Program	At no additional charge, this program allows you to receive regular automatic withdrawals from your Contract on a monthly basis at any time prior to the Payout Start Date.
Credit Enhancements	For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment, depending on your issue age and total purchase payments. There is no limit on the time period that credits can be applied to purchase payments.
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Expense Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from your variable annuity contract. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Investment Alternatives. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge(1): (as a percentage of purchase payments withdrawn)	Maximum
Allstate Advisor	7%
Allstate Advisor Plus	8.5%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%
3-Year Withdrawal Charge Option	7%
No Withdrawal Charge Option	None

Transfer Fee(2):	Up to 2.00% of the amount transferred

(1)	Withdrawal Charges in subsequent years*
	Number of full years from application of each Purchase Payment	0	1	2	3	4	5	6	7	8
	Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
	Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
	Allstate Advisor Preferred with:
	5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
	3-Year Withdrawal Charge Option	7%	6%	5%	0%
	No Withdrawal Charge Option		None
*	Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.
(2)	There is no charge for the first 12 transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Annual Fee	Maximum	Current
Contract Maintenance Charge(1)	$30	$30
Base Contract Expenses (as a percentage of variable account assets)
Contract:
Allstate Advisor
Allstate Advisor Plus
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option
3-Year Withdrawal Charge Option
No Withdrawal Charge Option
	1.45% 1.75% 1.75% 1.85% 1.95%	1.29% 1.59% 1.59% 1.69% 1.79%
Optional benefits available for an additional charge:
Maximum Anniversary Value Death Benefit Option(2) (as a percentage of separate account assets)	0.30%	0.20%
Enhanced Beneficiary Protection (Annual Increase) Option(2) (as a percentage of separate account assets)	0.30%	0.30%
Earnings Protection Death Benefit Option (issue age 0-70) (as a percentage of separate account assets)	0.35%	0.25%
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Earnings Protection Death Benefit Option (issue age 71-79) (as a percentage of separate account assets)	0.50%	0.40%
True Return Accumulation Benefit Option(3) (as a percentage of Benefit Base)	1.25%	0.50%
SureIncome Option(4) (as a percentage of Benefit Base)	1.25%	0.50%
SureIncome Plus Option(4) (as a percentage of Benefit Base)	1.25%	0.65%
SureIncome For Life Option(4) (as a percentage of Benefit Base)	1.25%	0.65%
Income Protection Benefit Option (as a percentage of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies)	0.75%	0.75%
Spousal Protection Benefit Option(5) (as a percentage of Contract Value)	0.15%	0.10%
Spousal Protection Benefit Option for Custodial IRAs(5) (as a percentage of Contract Value)	0.15%	0.10%
Retirement Income Guarantee Option 1(6) (as a percentage of Income Base)	0.50%	0.40%
Retirement Income Guarantee Option 2(6) (as a percentage of Income Base)	0.75%	0.55%
(1) Waived in certain cases. See “Expenses”
(2) For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional base contract charge associated with each Option is 0.15%.
(3) Cannot be combined with any other living benefits
(4) Only one SureIncome Withdrawal Benefit allowed at any time. Cannot be combined with any other living benefits.
(5) For Contract Owners who added the Spousal Protection Benefit Option or Spousal Protection Benefit Option for Custodial IRAs prior to January 1, 2005, there is no charge associated with the options.
(6) We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%. Only one RIG Benefit is allowed on a contract at any time. Cannot be combined with any other living benefits.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.35%	1.80%
(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2020.
9

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge, which includes the SureIncome for Life Withdrawal Benefit Option, MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, Earnings Protection Death Benefit Option and Spousal Protection Benefit (Co-Annuitant) Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ALLSTATE ADVISOR
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$12,819	$23,332	$32,675	$56,285	$11,371	$19,166	$26,034	$44,539
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$5,819	$17,332	$28,675	$56,285	$4,371	$13,166	$22,034	$44,539

ALLSTATE ADVISOR PLUS
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$14,621	$26,684	$36,508	$58,518	$13,177	$22,558	$29,974	$47,173
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$6,121	$18,184	$30,008	$58,518	$4,677	$14,058	$23,474	$47,173

ALLSTATE ADVISOR PREFERRED (with 3-year Withdrawal Charge Option)
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$13,222	$23,467	$30,448	$59,246	$11,780	$19,354	$23,949	$48,033
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$6,222	$18,467	$30,448	$59,246	$4,780	$14,354	$23,949	$48,033

ALLSTATE ADVISOR PREFERRED (with 5-year Withdrawal Charge Option)
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$13,121	$23,184	$33,008	$58,518	$11,677	$19,058	$26,474	$47,173
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$6,121	$18,184	$30,008	$58,518	$4,677	$14,058	$23,474	$47,173

ALLSTATE ADVISOR PREFERRED (with No Withdrawal Charge Option)
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$6,322	$18,749	$30,886	$59,967	$4,882	$14,649	$24,423	$48,884
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$6,322	$18,749	$30,886	$59,967	$4,882	$14,649	$24,423	$48,884

10

Principal Risks of Investing in the Contract
Risk of Loss
You can lose money by investing in the Contract.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawal charges will reduce the value of your Contract if you withdraw money during the period of time that withdrawal charges are assessed on your Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to a 10% additional tax penalty.
Credit Enhancement
For the Allstate Advisor Plus Contracts with the Credit Enhancement, please note that the expenses may be higher than for contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Allstate Advisor Plus Contract, and the withdrawal charge period is longer.
Risks Associated with Investment Alternatives
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Alternatives available under the Contract (e.g., the Portfolios). Each investment option, including any fixed account investment option, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.
Insurance Company Risks
An investment in the Contract is subject to the risks related to Allstate Life. Any obligations (including under any fixed account Investment Alternatives), guarantees, or benefits are subject to the claims-paying ability of Allstate Life. If Allstate Life experiences financial distress, it may not be able to meet its obligations to you. More information about Allstate Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.
Investment Risk
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. In other words, you could lose your investment.
Access to Cash Value
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase, but you may be subject to a withdrawal charge and other fees and taxes. Withdrawals also are available under limited circumstances on or after the Payout Start Date. You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. In general, you must withdraw at least $50 at a time. During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
Tax Consequences
If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to tax penalties. Please review the “Tax” Section.

11

The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):
•the investment alternatives during the Accumulation and Payout Phases,
•the amount and timing of your purchase payments and withdrawals,
•the programs you want to use to invest or withdraw money,
•the income payment plan(s) you want to use to receive retirement income,
•the Annuitant (either yourself or someone else) on whose life the income payments will be based,
•the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and
•any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.
If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).
The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.
If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.
If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.
If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.
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If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.
If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.
If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
CO-ANNUITANT
Spousal Protection Benefit (Co-Annuitant) Option
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:
•the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;
•the Contract Owner must be age 90 or younger on the Rider Application Date;
•the Co-Annuitant must be age 79 or younger on the Rider Application Date; and
•the Co-Annuitant must be the sole Primary Beneficiary under the Contract.
Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.
Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:
•the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;
•the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;
•the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;
•the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;
•the Annuitant must be age 90 or younger on the Rider Application Date; and
•the Co-Annuitant must be age 79 or younger on the Rider Application Date.
Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.
BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
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You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:
•your spouse or, if he or she is no longer alive,
•your surviving children equally, or if you have no surviving children,
•your estate.
If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.
Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or assessment of the 10% additional tax penalty. You should consult with an attorney before trying to assign periodic income payments under your Contract.

14

Purchases

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
See Appendix D for numerical examples that illustrate how the Automatic Additions Program works.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit the initial purchase payment that accompanies your completed application to your Contract within two business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within five business days. If you do so, we will credit your initial purchase payment to your Contract within that five business day period. If you do not, we will return your purchase payment at the end of the five business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
CREDIT ENHANCEMENT
For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. There is no limit on the time period that credits can be applied to purchase payments. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:
15

Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$ 500,000
1.00% of the purchase payment	$ 1,000,000
We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.
We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor Sub-account performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

16

Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Allstate Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract, including the MVA Account Option described in the separate MVA Account prospectus.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Allstate Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:
•changes in the share price of the Portfolio in which the Variable Sub-Account invests, and
•the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.
We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:
(A) is the sum of:
(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,
(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;
(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.
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You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.
TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee, currently equal to 0.50% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.
The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.
The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.
When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.
The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Government Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Government Money Market - Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.
The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.
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AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%
The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.
Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750
Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000
Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.
Benefit Base
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:
•The Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you
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plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.
•The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:
(a)= the withdrawal amount;
(b)= the Contract Value immediately prior to the withdrawal; and
(c)= the Benefit Base immediately prior to the withdrawal.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. A withdrawal charge also may apply. See Appendix I for numerical examples that illustrate how the Withdrawal Adjustment is applied.
The Benefit Base will never be less than zero.
Investment Requirements
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail and in Appendix I. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.
When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:
1)to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or
2)to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or
3)to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity® VIP Freedom Funds Model Portfolio Options sections below and in Appendix B for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option

* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2020 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2030 Fund Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity® VIP Freedom Funds
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Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note that only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.
Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.
Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option you choose. We will use the percentage allocations as of your most recent instructions.
Model Portfolio Option I and Option 2. The Variable Sub-Accounts that are available within each of these options can be found in Appendix B.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.
Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.
Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.
Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described in the Death Benefits section of this Prospectus, then the
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TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
Rider Trade-In Option.
We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:
•The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.
•The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.
•The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.
•The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.
For example, if you trade-in your TrueReturn Option:
•the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;
•the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;
•the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;
•the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;
•any waiting period for canceling the New Option will start again on the new Rider Date;
•any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and
•the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.
We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:
•The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.
•The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.
•The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.
•The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.
You should consult with your sales representative before trading in your TrueReturn Option.
Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:
•on the Rider Maturity Date;
•on the Payout Start Date;
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•on the date your Contract is terminated;
•on the date the Option is cancelled;
•on the date we receive a Complete Request for Settlement of the Death Proceeds; or
•on the date the Option is replaced with a New Option under the Rider Trade-In Option.
We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
Fidelity® VIP Freedom Funds Model Portfolio Options. The Variable Sub-Accounts available within each of these options can be found in Appendix B.
WITHDRAWAL BENEFIT OPTIONS
“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.
Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.
SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option (“SureIncome Option”), which is available for an additional fee currently equal to 0.50% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).
The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.
For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.
The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.
We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.
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Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:
•The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or
•The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.
After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:
•If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.
•If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:
•The Benefit Payment immediately prior to the withdrawal; or
•The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:
•If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.
•If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:
•The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or
•The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix J.
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Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.
Rider Trade-In Option
We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit
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Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.
This Rider Trade-in Option is available provided all of the following conditions are met:
•The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.
•The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.
•The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.
•The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.
If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.
You should consult with your sales representative before trading in your SureIncome Option.
Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
Termination of the SureIncome Option
The SureIncome Option will terminate on the earliest of the following to occur:
•The Benefit Base is reduced to zero;
•On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);
•On the date the Contract is terminated;
•On the date the SureIncome Option is cancelled;
•On the date we receive a Complete Request for Settlement of the Death Proceeds; or
•On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.
SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee currently equal to 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
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The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.
The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section of this Prospectus.
For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.
The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may not have more than one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.
We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:
•The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or
•The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.
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After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:
•If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.
•If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:
◦The Benefit Payment immediately prior to the withdrawal; or
◦The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:
•The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and
•The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:
•If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.
•If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:
•The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or
•The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:
•The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and
•The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
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If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix K.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner
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elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:
•If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.
•If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:
•The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or
•The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix K.
Refer to the Death Benefits section in this Prospectus for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome Plus Option
The SureIncome Plus Option will terminate on the earliest of the following to occur:
•The Benefit Base is reduced to zero;
•On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);
•On the date the Contract is terminated;
•On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or
•On the date we receive a Complete Request for Settlement of the Death Proceeds.
SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee currently equal to 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.
The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section in this Prospectus.
For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.
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The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.
We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.
We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 - 59	4%
60 - 69	5%
70 +	6%
The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.
After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.
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After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.
After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:
•If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.
•If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:
•The Benefit Payment immediately prior to the withdrawal; or
•The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.
If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:
•The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or
•The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:
•If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.
•If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:
•The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or
•The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:
•The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and
•The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix L.
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Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:
•If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.
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•If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:
•The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or
•The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix L.
Refer to the Death Benefits section in this prospectus for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome For Life Option
The SureIncome For Life Option will terminate on the earliest of the following to occur:
•The Benefit Payment is reduced to zero;
•On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);
•On the date the Contract is terminated;
•On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);
•On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;
•On the date we receive a Complete Request for Settlement of the Death Proceeds; or
•On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.
INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:
1)to a Model Portfolio Option available as described below;
2)to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or
3)to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future any time prior to the date you select such Model Portfolio Option. In addition, if the
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investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.
Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.
Model Portfolio Option 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Please see Appendix B for the Variable Sub-Accounts and the Excluded Variable Sub-Accounts in Model Portfolio Option 1.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

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Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any sub-investment adviser, current expenses, and performance is available in Appendix A.
Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or visit us online at www.annuityregulatorydocuments.com.
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the total desired amount has been transferred.
For example, if you wish to transfer $500,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day for 10 business days until the full $500,000 has been transferred.
If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
TRUEBALANCESM ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.
There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.
Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.
Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.
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Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.
Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).
The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.
Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.
We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your financial advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.
You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.
Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.
Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with
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the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.
The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.
If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Government Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.
If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.
Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information.
The Fixed Account consists of our general assets other than those in the segregated asset accounts. The Fixed Account is part of the Company's general account. Insurance and annuity obligations and the guaranteed benefits under the Contracts are supported by the Company's general account and are subject to the Company's claims paying ability. Therefore, contract owners should look to the financial strength of the company for its claims paying ability. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program. See the "Investment Alternatives: Transfers - Dollar Cost Averaging" section.
This option allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.
At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix C for more information.
Your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. Although your minimum interest rate will vary depending on when your Contract was issued, your minimum rate will never be lower than 1.50%.
You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Government Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Government Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging. See the "Investment Alternatives: Transfers- Dollar Cost Averaging Program" section.
If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative.
If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.
You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.
The DCA Fixed Account Option currently is not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.
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The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.
See Appendix D for numerical examples that illustrate how the Dollar Cost Averaging Programs work.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix C for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.
Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.
The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not be lower than 1.50% and will not change after Contract issue.
In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.
Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.
At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:
•transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or
•transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or
•withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:
•you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or
•you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.
The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the
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renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.
The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.
MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
The MVA Account Option and Market Value Adjustments are described in the separate MVA Account prospectus. For a copy of the MVA Account prospectus, please contact us at the address and phone number given on the first page of this prospectus.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.
The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
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We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:
•we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or
•we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.
In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:
•the total dollar amount being transferred, both in the aggregate and in the transfer request;
•the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);
•whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);
•whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and
•the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
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DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.
See Appendix D for numerical examples that illustrate how the Dollar Cost Averaging Program works.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer Discovery Mid Cap Growth/VA - Service Class Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Discovery Mid Cap Growth/VA - Service Class Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.
The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.
See Appendix D for numerical examples that illustrate how the Automatic Portfolio Rebalancing Program works.

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Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:
•for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or
•for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.
We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the daily net assets you have invested in the Variable Sub-Accounts. The administrative expense charge is included in the base contract expense as shown in the "Expense Table" section. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is included in the base contract expense as shown in the "Expense Table" section. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The current annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Advisor	1.10%
Allstate Advisor Plus	1.40%
Allstate Advisor Preferred (5-year withdrawal charge option)	1.40%
Allstate Advisor Preferred (3-year withdrawal charge option)	1.50%
Allstate Advisor Preferred (No withdrawal charge option)	1.60%
ADDITIONAL CHARGES FOR OPTIONAL BENEFITS
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps compensate us for the cost of the Credit Enhancement under the Allstate Advisor Plus Contract. The Company anticipates that it will make a profit from the Credit Enhancement, but if the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.
You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:
•MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.
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•Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.
•Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:
•0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;
•0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.
The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.
•Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.
TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.
SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.
The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.
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For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.
RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See “Retirement Income Guarantee Options” for details.
We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.
WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.
The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.
We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.
The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.
For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.
For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base
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being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.
If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.
TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn.
•For Allstate Advisor, we may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn.
•For Allstate Advisor Preferred, we may assess a withdrawal charge of up to 8.5% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 7 years from the day we receive the purchase payment being withdrawn.
•For Allstate Advisor Preferred with 5-Year Withdrawal Charge Option, we may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 4 years from the day we receive the purchase payment being withdrawn.
•For Allstate Advisor Preferred with 3-Year Withdrawal Charge Option, we may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 2 years from the day we receive the purchase payment being withdrawn.
•For Allstate Advisor Preferred with No Withdrawal Charge Option, we will not assess a withdrawal charge.
A schedule showing how the withdrawal charge declines over the applicable time period is shown in the “Expense Table” section of this prospectus. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. Any applied credit enhancements are also subject to withdrawal charges.
We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:
1. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);
2. the death of the Contract owner or Annuitant (unless the Contract is continued); and
3. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
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Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
You should consult with your tax counsel or other tax advisor regarding any withdrawals.
Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. For more information on market value adjustments, please see the separate MVA Account prospectus.
FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.
Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.
You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus, or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.
For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:
1)Purchase payments that no longer are subject to withdrawal charges;
2)Free Withdrawal Amount (if available);
3)Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;
4)Any earnings not previously withdrawn.
However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.
If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:
•The Free Withdrawal Amount described above; or
•Earnings as of the beginning of the Contract Year that have not been previously withdrawn.
For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:
1)Earnings not previously withdrawn;
2)Purchase payments that are no longer subject to withdrawal charges;
3)Free Withdrawal Amount in excess of earnings;
4)Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.
If you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus, or applicable taxes.
All Contracts
We do not apply a withdrawal charge in the following situations:
•the death of the Contract Owner or Annuitant (unless the Settlement Value is used);
•withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or
•withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. For the Allstate Advisor Plus Contracts. we use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
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Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:
1.you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,
2.we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and
3.a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).
“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.
Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:
1.you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and
2.you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.
“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:
1.you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,
2.you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and
3.you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.
Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.
“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus.
These waivers do not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment, as described in the separate MVA Account prospectus, may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.
See Appendix D for numerical examples that illustrate how the Waiver Programs work.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of
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the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or General Account. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
PORTFOLIO EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. Charges are deducted from and expenses paid out of the assets of the Portfolio Companies that are described in the prospectuses for those companies. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus. See Appendix A for a list of Portfolio Companies available under the Contract and their current expenses and performance information. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.annuityregulatorydocuments.com. You can also request this information at no cost by calling 1-800-457-7617 or by sending an email request to prudaawfnf@se2.com.

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Access to Your Money

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the Income Payments - Income Plans section.
The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less any applicable withdrawal charges, income tax withholding, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time.
Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See the Investment Alternatives: The Fixed Account Options - Standard Fixed Account Option section.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:
1.The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,
2.An emergency exists as defined by the SEC, or
3.The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.
Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.
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We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
See Appendix D for numerical examples that illustrate how the Systematic Withdrawal Program works.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less withdrawal and other charges and applicable taxes.

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Benefits Available Under the Contract
The following table summarizes information about the benefits under the contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
Automatic Additions Program	Allows you to add subsequent purchase payments per month through automatic transfers from your bank account	Standard	No Charge		Not available with Dollar Cost Averaging Fixed Account Option; Subsequent purchase payments must be at least $50.
Automatic Portfolio Rebalancing Program	Allows us to automatically rebalance your Contract Value to return to your original percentage allocations	Standard	No Charge		Not available for Fixed Account
Basic Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month from Variable Sub-Account or Fixed Account Options to other available Variable Sub-Accounts	Standard	No Charge		Transfers must be $100 or more; You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options; Only available during Accumulation Phase.
Basic Dollar Cost Averaging Fixed Account Options	Allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected	Standard	No Charge	Each purchase payment allocation must be at least $100;
Must specify the term length over which the transfers are to take place;
May not use Automatic Additions Program to allocate purchase payments;
Not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.
Systematic Withdrawal Program	Allows you to receive regular automatic withdrawals from your Contract either monthly or quarterly, semi-annually, or annually	Standard	No Charge		Income taxes may apply
Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge
You must meet certain criteria to be considered confined to a long term care facility and provide the required proof of confinement;
Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.

Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge
You must meet certain criteria to be considered terminally ill and provide the required proof;
Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.

Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge		You must meet certain criteria and time frames to obtain this waiver; Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.
TrueBalanceSM Asset Allocation Program	Spreads Contract Value across a range of asset classes	Standard	No Charge		No longer available; May be of limited value if you have elected certain Contract options that impose investment allocation restrictions.
Spousal Protection Benefit (Co-Annuitant) Option**	Provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant	Optional	0.15% of Contract Value	0.10% of Contract Value	Only available for certain types of IRA Contracts;
You must be age 90 or younger on the Rider Application Date;
The Co-Annuitant must be 79 or younger on the Rider Application Date;
The Co-Annuitant must be the sole Primary Beneficiary under the Contract.
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Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts**	Provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant	Optional	0.15% of Contract Value	0.10% of Contract Value	The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;
You must be the beneficial owner of the IRA;
The Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;
The Co-Annuitant must be the sole beneficiary of the IRA;
You must be age 90 or younger on the Rider Application Date; and
The Co-Annuitant must be age 79 or younger on the Rider Application Date.
Retirement Income Guarantee Options (RIG 1 and RIG 2)***	Guarantees a minimum level of Income Payments	Optional	RIG 1: 0.50% of the Income Base RIG 2: 0.75% of Income Base	RIG 1: 0.40% of the Income Base RIG 2: 0.55% of Income Base	No longer available; We reserve the right to impose investment allocation restrictions in the future.
Income Protection Benefit Option	Guarantees your variable income payments will never be less than 85% of the initial variable amount income value, as calculated on the Payout Start Date	Optional	0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies	0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies	You must be 75 or younger on the Payout Start Date;
Once added, the option cannot be cancelled;
Subject to Investment allocation restrictions;
You must choose Income Plan 1 or 2, and the Guaranteed Payment Period generally must be for at least 120 months;
You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000.
SureIncome Withdrawal Benefit Option	Provides a guaranteed minimum withdrawal benefit equal to your purchase payments , regardless of investment performance	Optional	1.25% of the Benefit Base	0.50% of the Benefit Base	Subject to investment allocation restrictions;
Certain withdrawals could significantly reduce or even terminate the benefit;
May not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b);
You must be age 85 or younger on the effective date of the Rider.
SureIncome Plus Withdrawal Benefit Option	Provides a guaranteed minimum withdrawal benefit equal to your purchase payments, regardless of investment performance, and subject to increase on the first 10 rider anniversaries to equal your account value, if higher	Optional	1.25% of the Benefit Base	0.65% of the Benefit Base	Subject to investment allocation restrictions;
Certain withdrawals could significantly reduce or even terminate the benefit;
May not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b);
You must be age 85 or younger on the effective date of the Rider.
SureIncome for Life Withdrawal Benefit Option	Provides a guaranteed minimum lifetime withdrawal benefit, regardless of investment performance	Optional	1.25% of the Benefit Base	0.65% of the Benefit Base	Subject to investment allocation restrictions;
Withdrawals could significantly reduce or even terminate the benefit;
May not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b);
You must be no younger than 50 and no older than 79, on the effective date of the Rider.
TrueReturnSM Accumulation Benefit Option	Guarantees a minimum Contract Value on the Rider Maturity Date	Optional	1.25% of the Benefit Base	0.50% of the Benefit Base	Subject to investment allocation restrictions;
Certain withdrawals could significantly reduce or even terminate the benefit;
Only Premiums in first twelve rider months are included in the calculation of the minimum guarantee.
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Return of Premium (“ROP”) Death Benefit	Provides a death benefit equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal	Standard	No Charge
SureIncome Return of Premium (“ROP”) Death Benefit	Provides a death benefit equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal	Optional	No Charge		Only offered with the SureIncome Plus Withdrawal Benefit Option and the SureIncome for Life Withdrawal Benefit Option.
MAV Death Benefit Option*	An enhanced death benefit that is subject to increase on each Contract Anniversary to equal your account value, if higher.	Optional	0.30% of separate account assets	0.20% of separate account assets	You must be 79 or younger on the Rider Application Date;
The MAV Death Benefit is not eligible to increase following the Contract Anniversary after the 80th birthday of the oldest Contract Owner or Annuitant, whichever occurs first;
Withdrawals will proportionately reduce the benefit, and such reductions could be significant;
We reserve the right to impose investment allocation restrictions in the future.
Enhanced Beneficiary Protection (Annual Increase) Option*	Provides a death benefit, equal to Contract Value plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, that will accumulate daily
	at a rate equivalent to 5%.	Optional	0.30% of separate account assets	0.30% of separate account assets
Some states restrict the annual increase to 3% per year;
You must be age 79 or younger on the Rider Application Date;
The annual increase is capped based on a calculation using the Contract Value, purchase payments and withdrawals;
Withdrawals will proportionately reduce the benefit, and such reductions could be significant;
We reserve the right to impose investment allocation restrictions in the future.

Earnings Protection Death Benefit Option	Increases the death benefit by a set percentage of Premium or Earnings	Optional	0.50% of separate account assets	0.40% of separate account assets	You must be 79 or younger on the Rider Application Date;
The percentages applied to your Premiums and Earnings are different, and the percentages applied vary by Rider issue age;
We reserve the right to impose investment allocation restrictions in the future.
* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.
** For Contract Owners who added the Spousal Protection Benefit Option or Spousal Protection Benefit Option for Custodial IRAs prior to January 1, 2005, there is no charge associated with the options.
*** We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

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Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:
•the Annuitant’s 99th birthday, or
•the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment, as described in the separate MVA Account prospectus, and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:
•fixed income payments;
•variable income payments; or
•a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The seven Income Plans are:
Income Plan 1 - Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.
Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.
Income Plan 3 - Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the
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Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals under this option. Please see “Payout Withdrawals” section for more information.
Income Plan 4 - Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.
Income Plan 5 - Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
Income Plan 6 - Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.
Income Plan 7 - Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
Some of the factors that may affect the amount of the income payments include: your age, your Contract Value, the Income Plan selected (including the frequency and duration of payments under the Income Plan selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed income payments. As a general rule, more frequent income payments will result in smaller individual income payments. Likewise, income payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.
Payout Withdrawal
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.
A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.
You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.
Payout Withdrawal Charge
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.
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Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None
Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.
We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semiannual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:
•terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
•reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.
We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. The payments you receive may be higher or lower depending on the frequency and duration of payments. For example, the shorter the duration of payments, the higher they will be; and the higher the frequency of payments, the lower they will be. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this
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amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.
INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:
•The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.
•You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.
•You may apply the Income Protection Benefit Option to more than one Income Plan.
•The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.
•You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.
•You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.
•You may not convert variable income payments to fixed income payments.
If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix E for numerical examples that illustrate how the Income Protection Benefit is calculated.
If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.
In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.
To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts. Please see Appendix B for a list of the unrestricted, restricted and excluded Variable Sub-Accounts.
You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.
The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.
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We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.
Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:
•adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus;
•deducting any applicable taxes; and
•applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.
We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).
We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.
You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:
•The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.
•The Payout Start Date must occur during the 30-day period following a Contract Anniversary.
•The oldest Annuitant must be age 99 or younger as of the Payout Start Date.
•You must select Fixed Amount Income Payments only.
•You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:
•120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or
•60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.
The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.
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If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.
On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:
•The Guaranteed Retirement Income Benefit; or
•For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.
We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.
The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:
•The date the Contract is terminated;
•If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;
•The Payout Start Date; or
•For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).
Otherwise, the options may not be terminated or cancelled.
Calculation of Income Base.
On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.
The RIG 1 Income Base will not exceed a Cap equal to:
•200% of the Contract Value as of the Rider Date; plus
•200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus
•RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.
RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:
•In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.
•In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the
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result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).
On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.
The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”
“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.
On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:
•Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).
•Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.
•On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.
If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.
See Appendix F for numerical examples that illustrate how the RIG 1 and RIG 2 benefits work.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

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Death Benefits

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.
We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:
•A certified copy of the death certificate;
•A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
•Any other proof acceptable to us.
“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:
•If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”
•If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.
Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:
•MAV Death Benefit Option
•Enhanced Beneficiary Protection (Annual Increase) Option
•Earnings Protection Death Benefit Option
The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)
The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.
You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).
The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:
•The Contract Value;
•The Settlement Value;
•The ROP Death Benefit;
•The MAV Death Benefit Option (if selected);
•The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or
•The SureIncome ROP Death Benefit. *
The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.
* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.
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The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:
The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.
Maximum Anniversary Value Death Benefit Option.
The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see the Death Benefits - Death Proceeds section), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:
•Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).
•Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.
•On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.
If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:
•The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or
•The date we next determine the Death Proceeds.
Example – Maximum Anniversary Value Death Benefit:
At contract issue, the oldest owner is 75 years old. The premium is $100,000 and the Contract Value is $100,000. The Maximum Anniversary Death Benefit, by definition is also $100,000.
On the first anniversary, the Contract Value is $107,000. However, it had reached a level of $110,000 prior to the anniversary. The death benefit is recalculated to be $107,000 which is the greatest of the current death benefit and the maximum anniversary value.
On subsequent anniversaries before the oldest owner has become age 80, the account value never exceeds $107,000. Therefore, the death benefit remains $107,000.
On the 5th anniversary, when the oldest owns is age 80, the Contract Value is $107,001. The death benefit remains at $107,000 since the death benefit is not recalculated after the older owner is age 80.
Refer to Appendix G for withdrawal adjustment examples.
Enhanced Beneficiary Protection (Annual Increase) Option.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). The charge for this Death Benefit will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit
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Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:
(a)the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or
(b)the date we determine the Death Proceeds.
After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.
The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:
•200% of the Contract Value as of the Rider Date; plus
•200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus
•Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix G for withdrawal adjustment examples.
Withdrawals will proportionately reduce the benefit, and such reductions could be significant
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:
•The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or
•The date we next determine the Death Proceeds.
Refer to Appendix M for numerical examples that illustrate how the Enhanced Beneficiary Protection (Annual Increase) Option is calculated.
Earnings Protection Death Benefit Option.
The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:
•0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and
•0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.
We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.
If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:
•100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or
•40% of “In-Force Earnings” calculated as of the date we determine the Death Proceeds.
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If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:
•50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or
•25% of “In-Force Earnings” calculated as of the date we determine the Death Proceeds.
In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Refer to Appendix H for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.
If, upon death of the Contract Owner, the Contract is continued under Option D as Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section described and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:
•The Rider Date will be changed to the date we determine the Death Proceeds;
•The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;
•The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.
•The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.
If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.
ALL OPTIONS.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:
•the date the Contract is terminated;
•if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;
•if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;
•on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;
•on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or
•the Payout Start Date.
Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.
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DEATH BENEFIT PAYMENTS
Death of Contract Owner
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.
If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.
The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.
New Contract Owner Categories
Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner. The death settlement options we currently offer are:
Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:
•Over the life of the New Contract Owner; or
•For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or
•Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.
Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus. The New Contract Owner may exercise all rights set forth in the Transfers provision.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.
Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.
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Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market - Class IB Sub-Account.
Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.
The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus, and a 10% additional tax penalty if the New Contract Owner is under age 59 1/2.
Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:
•One year of the date of death;
•The same calendar year as the date we receive the first Complete Request for Settlement; and
•One withdrawal frequency.
The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.
In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.
In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.
We reserve the right to offer additional death settlement options.
Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” ”Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any
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beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated beneficiary is an eligible designated beneficiary shall be made as of the date of your death.
▪If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached age 72, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.
•If you die before a designated Beneficiary is named, If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in either a lump sum, by December 31st of the year that includes five year anniversary of the date of death,
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Taxes.” You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
Death of Annuitant
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:
•The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or
•The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.
Surviving Contract Owner Categories
Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.
Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.
The death settlement options we currently offer are:
Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.
Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market - Class IB Sub-Account unless the Contract Owner provides other allocation instructions.
The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus. The Contract Owner may exercise all rights set forth in the Transfers provision.
Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.
We reserve the right to offer additional death settlement options.
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Qualified Contracts
The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract. See “Taxes” for the death benefit rules applicable to Qualified Plans.
Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:
•The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.
•The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.
•The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.
•On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.
Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.
The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:
•upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);
•upon the death of the Contract Owner (as of the date we determine the Death Proceeds);
•on the date the Contract is terminated;
•on the Payout Start Date; or
•on the date you change the beneficiary of the Contract and the change is accepted by us;
•for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;
•for options added prior to January 1, 2005, the Owner may terminate this option at any time by written notice in a form satisfactory to us.
Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.
Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:
•The Co-Annuitant must have been your legal spouse on the date of his or her death; and
•Option D of the “Death of Owner” provision of your Contract has not previously been exercised.
The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):
•The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.
•The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.
•The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.
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•The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.
•The Annuitant must be age 90 or younger on the CSP Application Date.
•The Co-Annuitant must be age 79 or younger on the CSP Application Date.
•On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.
•We have made no payments under any Income Plan.
•There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.
Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:
•The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.
•The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.
•The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.
For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:
•On the date CSP is terminated as described above; or
•Upon the death of the Annuitant; or
•Upon the death of the Co-Annuitant; or
•On the date the Contract is terminated; or
•On the Payout Start Date.
Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.
Death of Co-Annuitant.    This section applies if:
•The CSP Conditions are met.
•The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.
•We have received proof satisfactory to us that the Co-Annuitant has died.
•The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and
•the Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.
If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:
•The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.
•The Owner does not thereafter name a new Co-Annuitant; and
•The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and
•The Contract may only be continued once.

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More Information
ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company, including Allstate Distributors, LLC, to Antelope US Holdings Company, a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions. The terms and provisions of your Contract will not be changed by the Transaction, and Allstate Life Insurance Company will continue to honor all of its obligations under your Contract. The Transaction will not change the fact that Allstate Life Insurance Company is the named insurer under your Contract.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business A large-scale pandemic (such as coronavirus or COVID-19), the occurrence of terrorism or military and other actions, may result in loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in our investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
THE VARIABLE ACCOUNT
Allstate Life established Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. The assets of the Allstate Financial Advisors Separate Account I may not be used to pay any liabilities of Allstate Life other than those arising from the Contracts. Our obligations arising under the Contracts are general corporate obligations of Allstate Life
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any sub-investment adviser, current expenses, and performance is available in Appendix A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses
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and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or visit us online at www.annuityregulatorydocuments.com.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual Portfolios. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
PRINCIPAL UNDERWRITER
Distribution.    Allstate Distributors, L.L.C. (“ADLLC”) serves as the principal underwriter and distributor of the securities registered herein. The securities offered herein are sold on a continuous basis, and there is no specific end date for the offering. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. ADLLC is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The principal address of ADLLC is 2920 South 84th Street, Lincoln, NE 68506 and their phone number is (877) 525-5727.
On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to transfer the Distributor of the Contracts, Allstate Distributors, LLC, to Antelope US Holdings Company, a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions
From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank’s or broker-dealer’s distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer’s registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or
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call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (http://www.sec.gov).
To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.
Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.
For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes. The amount you receive will be less applicable federal and state income tax withholding.
Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2020, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:
•    maintenance of Contract Owner records;
•    Contract Owner services;
•    calculation of unit values;
•    maintenance of the Variable Account; and
•    preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence sent by regular mail to our Annuity Service Center should be sent to the following address P.O. Box 758543, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity
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Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
NON QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
FINANCIAL STATEMENTS
The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020, and the accompanying Independent Auditors' Report appear in the Statement of Additional Information. The financial statements of Allstate Financial Advisors Separate Account I, as of December 31, 2020, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) appear in the Statement of Additional Information.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.     Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:
• the Contract Owner is a natural person,
• the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and
• Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.     Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.     There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.     Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section provided that all grantors of the trust are natural persons. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account of a Non-qualified Annuity must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.     The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of
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the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.     If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
Taxation of Annuity Payments.     Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date . You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.     You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.     Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.     In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:
• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;
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• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;
• if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.
Taxation of Annuity Death Benefits. If an Owner dies before the Annuity Date, the Death Benefit distributions (including any adjustments under the optional riders) are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:
• As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.
• Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.
• Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.
After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Medicare Tax on Net Investment Income     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $12,750 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
10% Additional Tax on Premature Distributions.     A 10% additional tax penalty applies to the taxable amount of any premature distribution from a non-Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:
• made on or after the date the Contract Owner attains age 59 1/2,
• the amount is paid on or after the death of the Contract Owner (or the death of the Annuitant when the owner is not an individual);
• the amount received is attributable to the Contract Owner becoming disabled (as defined in the Code);
• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,
• made under an immediate annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment must commence within 13 months of the date of purchase), or
• attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.     With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59  1 / 2 would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries
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over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.     The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of transactions in such cases.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59  1 / 2 . Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.     If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% additional tax. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge.
Aggregation of Annuity Contracts.     The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made within the United States and provides a U.S. taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP, ECI, IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:
• Individual Retirement Annuities (IRAs) under Code Section 408(b);
• Roth IRAs under Code Section 408A;
• Simplified Employee Pension (SEP IRA) under Code Section 408(k);
• Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);
• Tax Sheltered Annuities under Code Section 403(b);
• Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and
• State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement
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plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.     If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:
• made on or after the date the Contract Owner attains age 59 1/2,
• made to a beneficiary after the Contract Owner’s death,
• attributable to the Contract Owner being disabled, or
• made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.     Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70  ½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts.     Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
10% Additional Tax on Premature Distributions from Tax Qualified Contracts.     A 10% additional tax penalty applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:
• made on or after the date the Contract Owner attains age 59 1/2,
• made as a result of the Contract Owner’s death or total disability,
• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,
• made after separation from service after age 55 (does not apply to IRAs),
• made pursuant to an IRS levy,
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• made for certain medical expenses,
• made to pay for health insurance premiums while unemployed (applies only for IRAs),
• made for qualified higher education expenses (applies only for IRAs)
• made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs),
• made for qualified expenses after the birth or adoption of a child ($5,000 limit on expenses incurred within 1 year after birth or adoption), and
• from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.
During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the additional tax on premature distributions, will be subject to a 25% additional tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.     With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59  1 / 2 would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.     Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or payment is made outside the United States, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:
• required minimum distributions, or,
• a series of substantially equal periodic payments made over a period of at least 10 years, or,
• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,
• hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, if no U.S. taxpayer identification is provided or payment is made outside the United States, we will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70   ½. Distributions that are excluded from income under this provision are not taken into account in determining the
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individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1)  the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2)  the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.     Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.     Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% additional tax penalty on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
The Code also permits the recharacterization of current year contribution amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).     Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:
1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;
2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;
3) We receive a complete request for settlement for the death of the Annuitant; and
4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:
(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;
(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and
(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).     Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
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Savings Incentive Match Plans for Employees (SIMPLE IRA).     Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.     Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:
• attains age 59 1/2,
• severs employment,
• dies,
• becomes disabled, or
• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.
Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.
• A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.
• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.
If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification . You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your
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eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The information provided below applies to Owners who die after 2019. For Owner deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.
• If you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death ( i.e. , a new 10-year distribution period begins).
Instead of taking distributions under the 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence by December 31 st of the year after your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of 18 and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries.. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.
• Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.
The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
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A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
CARES Act impacts. In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans. While most provisions applied only to 2020, certain items impact future years as well.
Waiver of Required Minimum Distributions (RMDs) for 2020. The requirement to take minimum distributions from defined contribution plans and IRAs was waived for 2020.  For deaths occurring before 2020, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year.  The 1-year election rule for life expectancy payments by an eligible beneficiary is also extended by 1 year so that for a 2019 death, the election for a lifetime payout can be made by December 31, 2021.
Withdrawals from Employer Plans and IRAs, including Roth IRAs. Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs. The relief would applied to such distributions made at any time on or after January 1, 2020 and before December 31, 2020 and:
• Permits recontribution of such distribution to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution.  Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions.
The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e. , an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan.  The relief was limited to aggregate distributions of $100,000.
Plan Loans. Relief is provided with respect to plan loans taken by any “qualified individual” (as defined by federal tax law) who is affected by the coronavirus in that the due date for any repayment on a loan that otherwise is due between March 27, 2020 (the date of enactment) and December 31, 2020, would be delayed for one year.  This also would extend the maximum loan period (normally five years).
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an
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Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
Please consult with your tax or legal adviser for additional information.
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF INTERESTS IN THE MVA ACOUNT OPTION, WHICH IS DESCRIBED IN THE SEPARATE MVA ACCOUNT PROSPECTUS.

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Appendix A: Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.annuityregulatorydocuments.com. You can also request this information at no cost by calling 1-800-457-7617 or by sending an email request to rudaawfnf@se2.com.
Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Please refer to Appendix B for a listing of applicable restrictions.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1-Year	5-Year	10-Year
The fund seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.86%	30.23%	15.90%	13.23%
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.70%	12.24%	8.10%	6.77%
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.78%	14.72%	9.70%	7.88%
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.84%	16.64%	11.31%	9.24%
The fund seeks high total return with a secondary objective of principal preservation.	Fidelity® VIP Freedom Income PortfolioSM - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.64%	10.29%	6.31%	4.71%
The fund seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.89%	68.21%	28.91%	21.53%
The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.35%	17.95%	14.81%	13.49%
The fund seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity® Management & Research Company LLC (FMR)	0.87%	17.87%	10.79%	9.22%
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities.	Franklin Growth and Income VIP Fund - Class 2* Franklin Advisers, Inc.	0.84%	5.52%	10.35%	10.18%

Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund - Class 2* Franklin Advisers, Inc.	0.72%	0.69%	6.94%	5.98%
Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Large Cap Growth VIP Fund - Class 2 Franklin Advisers, Inc.	1.09%	44.63%	19.26%	15.10%
Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Global Discovery VIP Fund - Class 2 Franklin Mutual Advisers, LLC	1.22%	-4.46%	5.14%	6.27%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.98%	-5.04%	5.88%	6.99%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	9.20%
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund - Class 2* Franklin Advisers, Inc.	1.10%	55.09%	19.52%	14.04%
Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin U.S. Government Securities VIP Fund - Class 2 Franklin Advisers, Inc.	0.78%	3.83%	2.26%	2.03%
The fund seeks capital appreciation.	Invesco V.I. Capital Appreciation Fund - Series II (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II)* Invesco Advisers, Inc.	1.05%	36.24%	16.52%	14.01%
Seek capital growth	Invesco V.I. American Franchise Fund - Series II Invesco Advisers, Inc.	1.11%	41.99%	19.26%	15.03%
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I Invesco Advisers, Inc.	0.90%	1.12%	7.00%	8.32%
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series II Invesco Advisers, Inc.	1.15%	0.86%	6.73%	8.07%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco V.I. Comstock Fund, Series II Invesco Advisers, Inc.	1.01%	-1.09%	8.30%	9.18%

The fund seeks total return.	Invesco V.I. Conservative Balanced Fund - Series II (formerly Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II)* Invesco Advisers, Inc.	0.92%	14.59%	7.73%	7.18%
The fund seeks total return.	Invesco V.I. Core Bond Fund - Series II (formerly Invesco Oppenheimer V.I. Total Return Bond Fund - Series II)* Invesco Advisers, Inc.	1.02%	9.43%	4.88%	4.93%
The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II)*(1) Invesco Advisers, Inc.	1.05%	40.24%	19.09%	15.62%
Both capital appreciation and current income	Invesco V.I. Equity and Income Fund, Series II* Invesco Advisers, Inc.	0.82%	9.65%	8.61%	8.29%
The fund seeks capital appreciation.	Invesco V.I. Global Fund - Series II (formerly Invesco Oppenheimer V.I. Global Fund - Series II)* Invesco Advisers, Inc.	1.02%	27.34%	14.56%	11.36%
The fund seeks total return.	Invesco V.I. Global Strategic Income Fund - Series II (formerly Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II)* Invesco Advisers, Inc.	1.12%	2.99%	4.15%	3.34%
Seek long-term growth of capital and income	Invesco V.I. Growth and Income Fund, Series II* Invesco Advisers, Inc.	1.00%	1.85%	8.40%	9.05%
The fund seeks capital appreciation.	Invesco V.I. Main Street Fund® - Series II (formerly Invesco Oppenheimer V.I. Main Street Fund® - Series II)* Invesco Advisers, Inc.	1.05%	13.69%	12.31%	12.01%
The fund seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series II (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II)* Invesco Advisers, Inc.	1.05%	19.63%	12.59%	11.85%
The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio Lord, Abbett & Co. LLC	0.91%	7.30%	7.31%	6.44%
The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio* Lord, Abbett & Co. LLC	1.08%	1.77%	8.16%	8.18%
The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Lord, Abbett & Co. LLC	0.94%	2.70%	8.94%	8.66%
The Fund's investment objective is capital appreciation.	Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Lord, Abbett & Co. LLC	1.25%	39.38%	18.09%	13.41%

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Lord, Abbett & Co. LLC	1.18%	2.50%	2.22%	5.84%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio - Class II* Morgan Stanley Investment Management Inc.	1.05%	152.04%	37.56%	20.64%
The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II* Morgan Stanley Investment Management Inc.	1.20%	5.53%	6.30%	4.72%
The Fund seeks long-term capital appreciation.	Morgan Stanley VIF Global Franchise Portfolio - Class II* Morgan Stanley Investment Management Inc.	1.20%	13.21%	13.81%	12.32%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies	Morgan Stanley VIF Growth Portfolio - Class I* Morgan Stanley Investment Management Inc.	0.57%	117.31%	34.10%	23.90%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies	Morgan Stanley VIF Growth Portfolio - Class II* Morgan Stanley Investment Management Inc.	0.82%	116.76%	33.77%	23.58%
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II* Morgan Stanley Investment Management Inc.	1.07%	-17.10%	-0.15%	4.99%
Seeks capital appreciation.	Putnam VT Focused International Equity Fund - Class IB (formerly Putnam VT Global Equity Fund - Class IB)* Putnam Investment Management, LLC	1.05%	10.07%	9.63%	9.06%
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB Putnam Investment Management, LLC	0.93%	15.32%	11.50%	9.91%
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund - Class IB Putnam Investment Management, LLC	1.12%	12.31%	8.47%	8.38%
Seeks capital appreciation.	Putnam VT Global Health Care Fund- Class IB Putnam Investment Management, LLC	1.02%	16.28%	9.01%	13.74%
Seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.	Putnam VT Government Money Market Fund - Class IB Putnam Investment Management, LLC	0.70%	0.19%	0.63%	0.32%
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund - Class IB Putnam Investment Management, LLC	0.90%	38.71%	22.04%	16.94%

Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IB Putnam Investment Management, LLC	0.97%	5.21%	7.37%	5.73%
Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam VT Income Fund - Class IB Putnam Investment Management, LLC	0.82%	5.72%	5.01%	4.72%
Seeks capital appreciation.	Putnam VT International Equity Fund - Class IB Putnam Investment Management, LLC	1.11%	12.10%	6.98%	5.43%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB (formerly Putnam VT Equity Income Fund - Class IB) Putnam Investment Management, LLC	0.82%	5.80%	11.25%	11.60%
Seeks capital appreciation.	Putnam VT Multi-Cap Core Fund - Class IB Putnam Investment Management, LLC	0.92%	17.27%	14.44%	13.20%
Seeks capital appreciation.	Putnam VT Research Fund - Class IB* Putnam Investment Management, LLC	1.07%	19.92%	15.62%	13.70%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Putnam Investment Management, LLC	0.91%	28.71%	19.21%	15.21%
Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Developing Markets VIP Fund - Class 2 Templeton Asset Management Ltd.	1.44%	17.18%	15.57%	3.66%
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Foreign VIP Fund - Class 2* Templeton Investment Counsel, LLC	1.11%	-1.16%	2.42%	3.30%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2* Franklin Advisers, Inc.	0.74%	-4.92%	0.66%	1.56%

(1)	Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund - Series II merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date.
* The Fund’s annual expenses reflect temporary fee reductions.

Appendix B: Variable Sub-Accounts Available Under the Benefits Offered Under the Contracts

The following optional benefits including investment allocation restrictions This means that you are not eligible to invest in certain Variable Sub-Accounts, as reflected in the following table(s). If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.

TrueReturnSM Accumulation Benefit Option
If you add the TrueReturn Option to your contract, you must adhere to certain requirements related to the Investment Alternatives in which you may invest during the Rider period. The specific requirements will depend on the Model Portfolio Option you have selected and the effective date of your TrueReturn option. These requirements are described below in more detail.
When you add the TrueReturnSM Accumulation Benefit Option to your Contract, you must allocate your entire Contract Value as follows:
1.to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or
2.to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or
3.to a combination of (1) and (2) above.

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option

* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2020 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2030 Fund Model Portfolio Option

After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. The Variable Sub-Accounts available in each Model Portfolio Option are listed below.

Model Portfolio Option 1 under Guarantee Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate 20% to Category A, 50% to Category B, 30% to Category C, and 0% to Category D. Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1.

Category A (20% of assets)	Category B (50% of assets)	Category C (30% of assets)	Category D (Excluded)
Putnam VT Government Money Market Fund - Class IB Sub-Account	FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Sub-Account	Fidelity® VIP Freedom Income PortfolioSM - Service Class 2 Sub-Account
	Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio Sub-Account	Fidelity® VIP Index 500 Portfolio- Service Class 2 Sub-Account	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Sub-Account
	Invesco Oppenheimer V.I. Total Return Bond Fund - Series II	Fidelity® VIP Mid Cap Portfolio- Service Class 2 Sub-Account	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Sub-Account
	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II	FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Sub-Account
	Putnam VT High Yield Fund - Class IB Sub-Account	FTVIP Franklin Income VIP Fund - Class 2 Sub-Account	Fidelity® VIP Growth Opportunities Portfolio- Service Class 2 Sub-Account
	Putnam VT Income Fund - Class IB Sub-Account	FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account	Invesco Oppenheimer V.I. Global Fund - Series II
	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account	FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account	Putnam VT Global Health Care Fund - Class IB Sub-Account

Morgan Stanley VIF U.S. Real Estate, Class II Sub-Account	FTVIP Mutual Global Discovery VIP Fund - Class 2 Sub-Account	Putnam VT Sustainable Leaders Fund - Class IB Sub-Account
	FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account	Morgan Stanley VIF Growth Portfolio - Class I Sub-Account
	FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account	Morgan Stanley VIF Growth Portfolio - Class II Sub-Account
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2 Sub-Account
FTVIP Templeton Global Bond VIP Fund - Class 2 Sub-Account
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
Invesco Oppenheimer V.I. Main Street Fund® - Series II
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
Putnam VT Equity Income Fund - Class IB
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account
Putnam VT International Equity Fund - Class IB Sub-Account
Putnam VT Multi-Cap Core Fund - Class IB Sub-Account
Putnam VT Research Fund - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB
Putnam VT Global Equity Fund - Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB
Invesco V.I. Equity and Income Portfolio - Series II Sub-Account
Morgan Stanley VIF Discovery Portfolio - Class II Sub-Account
Morgan Stanley VIF Global Franchise - Class II Sub-Account
Invesco V.I. American Value Fund - Series I Sub-Account
Invesco V.I. American Value Fund - Series II Sub-Account
Invesco V. I. Comstock Fund - Series II Sub-Account
Invesco V. I. American Franchise Fund - Series II Sub-Account
Invesco V. I. Growth and Income Fund - Series II Sub-Account

1.Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund - Series II will merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. If your contract has value allocated to the Invesco V.I. Mid Cap Growth Fund

- Series II as of the merger and you are participating in a Model Portfolio, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II is now part of that Model Portfolio for your contract.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004) under Guarantee Option 2

If you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate 10% to Category A, 20% to Category B, 50% to Category C, and 20% to Category D. Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2.

Category A (10% of assets)	Category B (20% of assets)	Category C (50% of assets)	Category D (20% of assets)
Putnam VT Government Money Market Fund - Class IB Sub-Account	FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Sub-Account	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Sub-Account
	Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio Sub-Account	Fidelity® VIP Index 500 Portfolio - Service Class 2 Sub-Account	FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account
	Invesco Oppenheimer V.I. Total Return Bond Fund - Series II	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Sub-Account	FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account
	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II	FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account	FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account
	Putnam VT High Yield - Class IB Sub-Account	FTVIP Franklin Income VIP Fund - Class 2 Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II(1)
	Putnam VT Income - Class IB Sub-Account	FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account	Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account	FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account	Invesco Oppenheimer V.I. Global Fund - Series II
	Morgan Stanley VIF U.S. Real Estate - Class II Sub-Account	FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2 Sub-Account	Putnam VT Global Health Care - Class IB Sub-Account
		FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account	Putnam VT International Equity - Class IB Sub-Account
		FTVIP Templeton Global Bond VIP Fund - Class 2 Sub-Accounts	Putnam VT Multi-Cap Core Fund - Class IB Sub-Account
		Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio Sub-Account	Putnam VT Sustainable Leaders Fund - Class IB Sub-Account
		Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Sub-Account	Morgan Stanley VIF Growth Portfolio - Class I Sub-Account
		Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Sub-Account	Morgan Stanley VIF Growth Portfolio - Class II Sub-Account
		Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Sub-Account	Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
		Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
		Invesco Oppenheimer V.I. Main Street Fund® - Series II	Invesco V. I. American Franchise, Class II Sub-Account
Putnam VT Equity Income Fund- Class IB
Putnam VT Global Asset Allocation Fund- Class IB Sub-Account
Putnam VT Research Fund - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Global Equity Fund - Class IB Sub-Account

Invesco V.I. Equity and Income - Series II Sub-Account
Morgan Stanley VIF Discovery Portfolio - Class II Sub-Account
Invesco V.I. American Value Fund - Series I Sub-Account
Invesco V.I. American Value Fund - Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund, Series II Sub-Account

The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity® VIP Freedom Income PortfolioSM - Service Class 2 Sub-Account, Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Sub-Account, Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Sub-Account and Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Sub-Account. Instead, the Fidelity® VIP Freedom Funds are available as Model Portfolio Options.

1.Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund - Series II will merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. If your contract has value allocated to the Invesco V.I. Mid Cap Growth Fund - Series II as of the merger and you are participating in a Model Portfolio, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II is now part of that Model Portfolio for your contract.

    * As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004) under Guarantee Option 2

If you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under the Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2.

Available Variable Sub-Accounts:
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 Portfolio® VIP
Fidelity® Freedom 2030 PortfolioSM– Service Class 2 Sub-Account
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account
Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II(1)

Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II
Invesco Oppenheimer V.I. Main Street Fund® – Series II
Invesco Oppenheimer V.I. Total Return Bond Fund – Series II
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. American Value Fund, Series I Sub-Account
Invesco V.I. American Value, Series II Sub-Account
Invesco V.I. Comstock Fund – Class II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Morgan Stanley VIF Discovery Portfolio – Class II Sub-Account
Morgan Stanley VIF Emerging Markets Debt Portfolio – Class II Sub-Account
Morgan Stanley VIF Global Franchise Fund – Class II Sub-Account
Morgan Stanley VIF U.S. Real Estate - Class II Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT Government Money Market Fund – Class IB Sub-Account
Putnam VT High Yield Fund – Class IB Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account

Excluded Variable Sub-Accounts:
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Sub-Account
Invesco Oppenheimer V.I. Global Fund - Series II
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account

1.Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund - Series II will merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. If your contract has value allocated to the Invesco V.I. Mid Cap Growth Fund - Series II as of the merger and you are participating in a Model Portfolio, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II is now part of that Model Portfolio for your contract.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Fidelity® VIP Freedom Funds Model Portfolio Options under Guarantee Option 2
If you choose one of the Fidelity® VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity® VIP Freedom Funds Model Portfolio Options under Guarantee Option 2, we will invest your Contract Value entirely into the Fidelity® VIP Freedom Sub-Account associated with the Fidelity® VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity® VIP Freedom Sub-Account associated with each Fidelity® VIP Freedom Funds Model Portfolio Option:

Fidelity® VIP Freedom Funds Model Portfolio Options	Fidelity® VIP Freedom PortfolioSM Sub-Account
Fidelity® VIP Freedom Income Fund Model Portfolio Option	Fidelity® VIP Freedom Income PortfolioSM - Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 Fund Model Portfolio Option	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 Fund Model Portfolio Option	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 Fund Model Portfolio Option	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Sub-Account

The Fidelity® VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

SureIncome Withdrawal Benefit Option, SureIncome Plus Withdrawal Benefit Option, and SureIncome for Life Withdrawal Benefit Option (collectively, “Withdrawal Benefit Option”)
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:
1.to a Model Portfolio Option available as described below;
2.to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or
3.to a combination of (1) and (2) above.

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option

After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. The Variable Sub-Accounts available in each Model Portfolio Option are listed below.

Model Portfolio Option 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts.

Available Variable Sub-Accounts:
Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM- Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Sub-Account
Fidelity® VIP ContrafundSM Portfolio- Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio- Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account
FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2 Sub-Account
FTVIP Templeton Global Bond VIP Fund - Class 2 Sub-Account
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio Sub-Account
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
Invesco Oppenheimer V.I. Main Street Fund® - Series II
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II

Putnam VT Equity Income Fund - Class IB Sub-Account
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account
Putnam VT High Yield Fund- Class IB Sub-Account
Putnam VT Income Fund - Class IB Sub-Account
Putnam VT International Equity Fund - Class IB Sub-Account
Putnam VT Multi-Cap Core Fund - Class IB Sub-Account
Putnam VT Government Money Market Fund - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account
Morgan Stanley VIF Discovery Portfolio - Class II Sub-Account
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account
Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
Invesco V.I. American Value Fund - Series I Sub-Account
Invesco V.I. American Value Fund - Series II Sub-Account
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account
Invesco V.I. American Franchise - Series II Sub-Account
Invesco V.I. Comstock Fund- Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account

Excluded Variable Sub-Accounts:
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Sub-Account
Invesco Oppenheimer V.I. Global Fund - Series II
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account

1.Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund - Series II will merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. If your contract has value allocated to the Invesco V.I. Mid Cap Growth Fund - Series II as of the merger and you are participating in a Model Portfolio, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II is now part of that Model Portfolio for your contract.

Income Protection Benefit

If you select the Income Protection Benefit, you must allocate between the assets supporting your variable income payments as follows:

Unrestricted Variable Sub-Accounts (at least 30% of assets)	Restricted Variable Sub-Accounts (up to 70% of assets)(1)	Excluded Variable Sub-Accounts(1)
Fidelity® VIP Freedom Income PortfolioSM - Service Class 2 Sub-Account	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Sub-Account	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Sub-Account	FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II Sub-Account	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Sub-Account	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II Sub-Account(2)
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II Sub-Account	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Sub-Account	Putnam VT Global Health Care Fund - Class IB Sub-Account
Putnam VT Income Fund - Class IB Sub-Account	Fidelity® VIP Index 500 Portfolio - Service Class 2 Sub-Account	Putnam VT Sustainable Leaders Fund - Class IB
Putnam VT Government Money Market Fund - Class IB Sub-Account	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Sub-Account	Morgan Stanley VIF Discovery Portfolio - Class II Sub-Account
	FTVIP Franklin Income VIP Fund - Class 2 Sub-Account	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class 2 Sub-Account
	FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Sub-Account
	FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account	Invesco V.I. American Franchise Fund - Series II Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account
Lord Abbett Series, Inc. - Fundamental Equity Portfolio Sub-Account
Lord Abbett Series, Inc. - Bond-Debenture Portfolio Sub-Account
Lord Abbett Series, Inc. - Growth and Income Portfolio Sub-Account
Lord Abbett Series, Inc. - Growth Opportunities Portfolio Sub-Account
Lord Abbett Series, Inc. - Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II Sub-Account
Invesco Oppenheimer V.I. Global Fund - Series II Sub-Account
Invesco Oppenheimer V.I. Main Street Fund® - Series II Sub-Account
Putnam VT Equity Income Fund - Class IB Sub-Account
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account
Putnam VT High Yield Fund - Class IB Sub-Account
Putnam VT International Equity Fund - Class IB Sub-Account
Putnam VT Multi-Cap Core Fund - Class IB Sub-Account
Putnam VT Research Fund - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Global Equity Fund - Class IB Sub-Account
Putnam VT Growth Opportunities Fund Sub-Account
Invesco V.I. Comstock Fund - Series II, Class II Sub-Account

Invesco V.I. Growth and Income Fund - Series II Sub-Account
Invesco V.I. Equity and Income Fund - Series II Sub-Account
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account
Morgan Stanley VIF Global Franchise Portfolio - Class I Sub-Account
Invesco V.I. American Value - Series II Sub-Account (Class I & II)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account

1.You may not allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.
2.Effective May 1, 2020, the Invesco V.I. Mid Cap Growth Fund - Series II will merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II. Effective May 4, 2020, the Invesco V.I. Mid Cap Growth - Series II Sub-Account will be closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. If your contract has value allocated to the Invesco V.I. Mid Cap Growth Fund - Series II as of the merger and you are participating in a Model Portfolio, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II is now part of that Model Portfolio for your contract.
*As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.

Appendix C - Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
			5-year Withdrawal Charge Option	3-year Withdrawal Charge Option	No Withdrawal Charge Option
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None	None
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.40%	1.40%	1.50%	1.60%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5/ 4/ 3	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A
The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Transfer Periods	3 to 6-month	3 to 6-month	3 to 6-month	3 to 6-month	N/A
	7 to 12-month	7 to 12-month	7 to 12-month	7 to 12-month	N/A

Standard Fixed Account Option (some options not available in all states)
	Advisor	AdvisorPlus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	1-year	N/A	N/A	N/A	N/A
	3-year*	N/A	N/A	N/A	N/A
	5-year*	N/A	N/A	N/A	N/A
	7-year*	N/A	N/A	N/A	N/A
* Available only in states in which the MVA Fixed Account Option is not offered.

MVA Fixed Account Option (not available in all states)**
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	3-year	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year	10-year
** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

C-1

Appendix D - Contract Feature Calculation Examples

Six-Month Dollar Cost Averaging Fixed Account Option
Money in the Six-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Six- Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Six-Month Dollar Cost Averaging Fixed Account must be transferred to sub-accounts of the variable account in equal monthly installments within the six-month transfer period. If the Six-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Six-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market sub-account unless a different variable subaccount is requested. In this example, the policyholder allocates $100,000 to a Six-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Six equal payments of $16,769.47 are transferred to the sub-accounts each month. These six equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Sub-Accounts within the six-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$16,769.47	$205.27	$83,435.80
2	$83,435.80	$16,769.47	$164.42	$66,830.75
3	$66,830.75	$16,769.47	$123.46	$50,184.74
4	$50,184.74	$16,769.47	$82.41	$33,497.68
5	$33,497.68	$16,769.47	$41.26	$16,769.47
6	$16,769.47	$16,769.47	$0.00	$0.00
12 Month Dollar Cost Averaging Fixed Account Option
Money in the Twelve-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Twelve- Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Twelve-Month Dollar Cost Averaging Fixed Account must be transferred to sub-accounts of the variable account in equal monthly installments within the twelve-month transfer period. If the Twelve-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Twelve-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market sub-account unless a different variable subaccount is requested. In this example, the policyholder allocates $100,000 to a Twelve-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Twelve equal payments of $8,446.69 are transferred to the sub-accounts each month. These twelve equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Sub-Accounts within the twelve-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$8,446.69	$225.80	$91,779.10
2	$91,779.10	$8,446.69	$205.52	$83,537.93
3	$83,537.93	$8,446.69	$185.20	$75,276.43
4	$75,276.43	$8,446.69	$164.82	$66,994.55
5	$66,994.55	$8,446.69	$144.39	$58,692.25
6	$58,692.25	$8,446.69	$123.92	$50,369.48
7	$50,369.48	$8,446.69	$103.39	$42,026.18
8	$42,026.18	$8,446.69	$82.82	$33,662.30
9	$33,662.30	$8,446.69	$62.19	$25,277.79
10	$25,277.79	$8,446.69	$41.51	$16,872.61
11	$16,872.61	$8,446.69	$20.78	$8,446.69
12	$8,446.69	$8,446.69	$0.00	$0.00

Basic Dollar Cost Averaging
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase. In this example, the policyholder elects to transfer a specified fixed amount of $1,000 monthly from Variable Sub-Account A to Variable Sub-Account B.

Month	Balance of Variable Sub-Account A Prior to Transfer	Balance of Variable Sub-Account B Prior to Transfer	Transfer from Variable Sub-Account A to Variable Sub-Account B	Balance of Variable Sub-Account A After Transfer	Balance of Variable Sub-Account B After Transfer
1	$100,000.00	$100,000.00	$1,000.00	$99,000.00	$101,000.00

Automatic Portfolio Rebalancing
Automatic Portfolio Rebalancing allows the customer to rebalance the sub-accounts within the Variable Account to the desired allocation on a monthly, quarterly, semi-annual, or annual basis, determined on the first date the customer decides to rebalance.
In this example, the customer decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The customer rebalances on an annual basis. 1 year after $100,000 is invested in three different funds, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation		Fund Performance	Year End Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00
At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the sub-accounts within the Variable Account to reflect the specified allocation. The number of units for each sub-account are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.
If you participate in a TrueBalance model portfolio, the original allocations will follow the model portfolio. We will rebalance your Contract Value with the same method as the above example.
Systematic Withdrawal
A systematic withdrawal schedule is a method of withdrawing funds from an annuity account that specifies the amount and frequency of the payments to be made to the policyholder. A systematic withdrawal schedule can be set up to be paid monthly, quarterly, semi-annually, or annually. Policyholders are not guaranteed lifelong payments. With the systematic withdrawal schedule, one chooses instead to withdraw funds from an account, bearing the risk that the funds become depleted. You may pay taxes on annuity payments, although they grow in a tax-deferred account. In this example, a policyholder allocates funds to four Variable Sub Accounts. Fund A holds 35% of all funds, Fund B holds 30%, Fund C holds 20%, and Fund D holds 15%. The policyholder sets up a $2,000 monthly withdrawal. With the allocation above, $700 (35%) of the withdrawal amount would come from Fund A, $600 (30%) would come from Fund B, $400 (20%) would come from Fund C, and $300 (15%) would come from Fund D.
Automatic Additions Program
The Automatic Additions Program allows you to add subsequent purchase payments per month through automatic transfers from your bank account. Automatic Additions are not available with Dollar Cost Averaging Fixed Account Option. Subsequent purchase payments must be at least $50. In this example, a policyholder allocates funds to four Variable Sub Accounts. The policyholder allocates 35% to Fund A, 30% to Fund B, 20% to Fund C and 15% to Fund D. The policyholder sets up a $2,000 monthly automatic addition. $700 (35%) of the added amount would go to Fund A, $600 (30%) would go to Fund B, $400 (20%) would go to Fund C, and $300 (15%) would go to Fund D.
Waivers
All the waivers listed below allow you to withdraw Contract Value without a withdrawal charge:

Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria to be considered confined to a long-term care facility and provide the required proof of confinement;
Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.
Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria to be considered terminally ill and provide the required proof;
Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.
Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria and time frames to obtain this waiver; Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.

Appendix E - Example of Calculation of Income Protection Benefit

The example below illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.
To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00
The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value
Step 1 - Calculation of the initial variable amount income value:
Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.
Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:
guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.
Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:
If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

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Appendix F - Calculation of Retirement Income Guarantee 1 and 2

RIG 1 - Income Base Growth
The Contract Value on the Rider Date is $100,000 and an accumulation rate of 5% applies.
On the Rider Date, the Income Base is $100,000.
One year from the rider date, the Income Base is
$100,000 x (1 + 5%) = $105,000.
Two years from the rider date, the Income Base is
$105,000 x (1 + 5%) = $110,250.
If no additional purchase payments are made, the Income Base will reach the cap of $200,000 in the 15 th contract year.
After 14 years, the Income Base will be:
$100,000 x (1 + 5%) 14 = $197,993.20
Accumulating at the daily equivalent of 5% for 76 additional days, it will have reached the cap of $200,000:
$197,993.20 x (1 + 5%) (74/365) = $200,014.83 (this amount is capped at $200,000)

RIG 2 - Income Base Growth
The RIG 2 Income Base is the greatest of Income Base A and Income Base B .
On the Rider Date, the Income Base A is $100,000 and Income Base B is $100,000 and that an accumulation rate of 5% applies.
As of one year from the rider date, no additional purchase payments have been made.
Income Base A is
$100,000 x (1 + 5%) = $105,000
and Income Base B is still $100,000 since no additional payments have been made.
Therefore, the RIG 2 Income Base is $105,000 (the greatest of $105,000 and $100,000).
A purchase payment of $5,000 is made 100 days after the first anniversary.
Income Base A has accumulated at the 5% accumulation rate for an additional 100 days, to
$105,000 x (1 + 5%) (100/365) = $106,412.98.
The additional purchase payment increases:
Income Base A to:
$106,412.98 + $5,000 = $111,412.98
and Income Base B to:
$100,000 + $5,000 = $105,000
Therefore, the RIG 2 Income Base is $111,412.98.
As of the 2 nd Contract Anniversary the Contract Value has grown to $125,000.
Income Base A has accumulated at the 5% accumulation rate for the remaining 265 days in year 2 and is now
$111,412.98 x (1 + 5%) (265/365) = $115,430.29.
Income Base B has stepped up to $125,000, the Contract Value.
Therefore, the RIG 2 Income Base is $125,000 (the greatest of $115,430.29 and $125,000).

RIG 1 - Impact of Withdrawals on the Income Base – Example 1
The RIG 1 Income Base at the beginning of contract year 3 is $100,000 and an accumulation rate of 5% applies.
A withdrawal of $4,000 is made 100 days into the contract year.
Before the withdrawal, the Income Base has grown at the 5% accumulation rate for 100 days to:
$100,000 x (1 + 5%) (100/365) = $101,345.69.
The withdrawal amount is less than 5% of the beginning of year Income Base. Therefore, the withdrawal adjustment is equal to the withdrawal amount times a discount factor based on a 5% interest rate and the number of remaining 265 days in the contract year.
The discount factor is 1/[(1 + 5%) (265/365) ] = 0.965197
The withdrawal adjustment is the withdrawal amount x discount factor:
$4,000 x 0.965197 = $3,860.79
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which reduces the Income to:
$101,345.69 - $3,860.79 = $97,484.90.
Accumulating this at the daily equivalent of 5% for 265 days to the end of the contract year, the Income Base is:
$97,484.90 x (1 + 5%) (265/365) = $101,000.

RIG 1 - Impact of Withdrawals on the Income Base – Example 2
Continuing with the example above, a $10,000 withdrawal is taken at the beginning of year 4.
The Contract Value just prior to the withdrawal is $107,000.
Continuing from the above example, the Income Base is $101,000.
Step 1: The portion of the withdrawal which does not exceed 5% of the beginning of year Income Base is
5% x $101,000 = $5,050
Step 2: For this portion of the withdrawal, the discount factor is
1/(1 + 5%) = 0.952381
and the withdrawal adjustment is
$5,050 x 0.952381 = $4,809.52
Step 3: The portion of the withdrawal which exceeds 5% of the Income Base is
$10,000 - $5,050 = $4,950.
Step 4: For this portion of the withdrawal, a proportional adjustment is made to the withdrawal. The proportional adjustment is the withdrawal amount (or portion thereof) divided by the account value prior to the withdrawal, reduced by the portion which did not exceed 5% of beginning of year Income Base .
Proportional adjustment to the withdrawal:
$4,950 / ($107,000 - $5,050) = 0.048553
Step 5: This proportion is then multiplied by the most recently calculated Income Base reduced by the portion which did not exceed 5% of beginning of year Income Base .
Adjustment for portion not exceeding 5% of the beginning of year Income Base:
0.048553 x $101,000 = $4,903.85
Step 6: The total withdrawal adjustment is the values from Steps 2 and 5 added together,
$4,809.52 + 4,903.85 = $9,713.37

Example: RIG 2 - Impact of Withdrawals on the Income Base
The RIG 2 Income Base is the greatest of Income Base A and Income Base B , so a separate withdrawal adjustment is calculated for Income Base A and Income Base B .
The Income Base A adjustment is the same as that for the RIG 1 Income Base .
The Income Base B adjustment is calculated as follows:
The Contract Value and Income Base B on the Rider Date are $100,000.
The Contract Value on the first anniversary is $95,000 there have been no withdrawals up to that day.
A $20,000 withdrawal is taken on the first anniversary.
Income Base B is reduced by a proportional withdrawal adjustment equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal which is them multiplied by the most recently calculate Income Base B to determine the proportional withdrawal adjustment.
Just prior to the withdrawal, the most recently calculated Income Base B value is still $100,000.
Withdrawal divided by contract value:
= $20,000 / $95,000 = 0.210526 and
The proportional withdrawal adjustment:
= 0.210526 x $100,000 = $21,052.60
Income Base B is reduced to $100,000.00 - $21,052.60 = $78,947.40
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Appendix G - Withdrawal Adjustment Example - Death Benefits

Issue Date: January 1, 2005
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts , assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

					Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$55,000		$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000	$41,250	$40,339	$41,953
The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
ROP Death Benefit and SureIncome ROP Death Benefit (Purchase Payment Value Death Benefits)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000

MAV Death Benefit (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection (Annual Increase) Benefit** (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

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Appendix H - Calculation of Earnings Protection Death Benefit

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0-$0)
In-Force Earnings	=	$25,000 ($125,000-$100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
*      For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.
**      If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).
Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
*      For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.
**      If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).
Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract
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Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000
In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.
Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
*      For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.
**      If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Allstate Advisor Plus Contract.
Example 4: Spousal Continuation
This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.
*      For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.
**      If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

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Appendix I - Withdrawal Adjustment Example - TrueReturn Accumulation Benefit*

Issue Date: January 2, 2005
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts , assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))
Initial Benefit Base: $50,000 for Allstate Advisor and Allstate Advisor Preferred Contracts , $52,000 for Allstate Advisor Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
					Purchase Payment Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus
1/2/06	Contract Anniversary	$55,000	0	$55,000	$50,000	$52,000
7/2/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000
The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000
*For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract . Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

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Appendix J - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1 : Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2 : Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3 : Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4 : Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 - $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5 : Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 - $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.
Example 6 : Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
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Example 7 : Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

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Appendix K - SureIncome Plus Withdrawal Benefit Option Calculation Examples

Example 1 : Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2 : Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3 : Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4 : Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 - $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5 : Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 - $5,000)) = $4,400.
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The Benefit Payment Remaining is unchanged at $0.
Example 6 : Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7 : Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).
Example 8 : Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.
Example 9 : Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

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Appendix L - SureIncome For Life Withdrawal Benefit Option Calculation Examples

Example 1 : Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).
Example 2 : Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).
Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).
Example 3a : Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.
The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).
The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).
The Benefit Payment is unchanged and remains $4,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 3b : Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).
The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base (5% × $100,000 = $5,000).
The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 3c : Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).
The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).
Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).
The Benefit Payment remains $6,000 after withdrawal.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).
Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.
Example 4a : Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.
The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 4b : Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).
The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 5 : Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.
Example 6 : Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).
Example 7 : Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).
The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).
The Benefit Payment is unchanged and remains $3,800.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).
Example 8 : Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.
Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).
Example 9 : Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Appendix M - Enhanced Beneficiary Protection (Annual Increase) Option Calculation Examples

Example: Enhanced Beneficiary Protection (Annual Increase) Benefit Amount and Age 80 Restriction
The Contract Value on the date we issue the rider is $100,000 and an accumulation rate of 5% applies. The Enhanced Beneficiary Protection (Annual Increase) Benefit is $100,000. The Contract Owner and Annuitant is age 77.
If no additional purchase payments are made, one year from the rider date, the Enhanced Beneficiary Protection (Annual Increase) Benefit is $105,000.
A purchase payment of $10,000 is made on the first contract anniversary. Then, two years from the rider date, the Enhanced Beneficiary Protection (Annual Increase) Benefit is ($105,000 + $10,000) x (1 + 5%) $120,750.
No additional purchase payments are made. On the next (3rd) Contract Anniversary, the Enhanced Beneficiary Protection (Annual Increase) Benefit is $126,787.50 and the Contract Owner and Annuitant is age 80. Since it is the Contract Anniversary following the 80th birthday, the Enhanced Beneficiary Protection (Annual Increase) Benefit will no longer accumulate on a daily basis at a rate equivalent to 5% per year.
However, any additional purchase payment will increase the Enhanced Beneficiary Protection (Annual Increase) Benefit by the amount of the purchase payment.

Example: Enhanced Beneficiary Protection (Annual Increase) Benefit – 200% Cap
The Contract Value on the date we issue the rider is $100,000 and an accumulation rate of 5% applies. The Enhanced Beneficiary Protection (Annual Increase) Benefit is $100,000. The Contract Owner and Annuitant is age 50.
The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is $200,000 (200% of the purchase payment).
An additional purchase payment of $50,000 is made one year later so the total of all purchase payments is $150,000. The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is $300,000.
The Enhanced Beneficiary Protection (Annual Increase) Benefit has grown to $300,000 by the 15 th Contract Anniversary, so the benefit has reached the cap of $300,000 and no longer increases.
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Appendix N - Special Contract Provisions for Annuities Issued in Certain States

Jurisdiction	Special Provisions
Maryland	Employee Endorsement not available.
Massachusetts (Unisex)	No Standard Fixed Account Unisex Rates (Unisex Income Payment Tables)
Minnesota	Retirement Income Guarantee Rider 1 and Rider 2 not available. Earnings Protection Death Benefit (EEDB) Rider not available. Income Protection Benefit Rider not available.
Montana	Unisex Rates (Unisex Income Payment Tables)
New York	Employee Endorsement not available. Enhanced Beneficiary Protection A not available. Waiver of Charges Endorsement not available. Earnings Protection Death Benefit (EEDB) Rider not available.
Ohio	Employee Endorsement not available.
Oregon	Allstate Advisor Plus version not available. Employee Endorsement not available. Income Protection Benefit Rider not available.
South Carolina	Employee Endorsement not available.
Texas	Waiver of Charges Endorsement not available.
Washington	Earnings Protection Death Benefit Rider not available Employee Endorsement not available.

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We (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2021, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Contracts, and Allstate Life, and the Allstate Financial Advisors Separate Account I, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, or to request other information about the Contracts, and to make investor inquiries, please write to us at P.O. Box 758543, Topeka, KS 66675-8566, or call us at 1-800-457-7617. You may also visit our website at www.accessallstate.com

Reports and other information about Allstate Life and the Allstate Financial Advisors Separate Account I are available on the
Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

ASADVISOR

EDGAR Contract Numbers:
C000020522 Allstate Advisor
C000020518 Allstate Advisor Plus
C000020520 Allstate Advisor Preferred

ASADVISOR

The Putnam Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
Issued by: Allstate Life Insurance Company (“Allstate Life”)
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758543, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated April 30, 2021

Allstate Life Insurance Company (“Allstate Life”) offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):
•Putnam Allstate Advisor
•Putnam Allstate Advisor Plus
•Putnam Allstate Advisor Preferred
The Contracts were no longer offered for new sales as of November 27, 2003. Please keep it for future reference. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.
For the Putnam Allstate Advisor Plus Contracts with the Credit Enhancement, the expenses may be higher than for contracts without a Credit Enhancement, the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Putnam Allstate Advisor Plus Contract, and the withdrawal charge period is longer.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
IMPORTANT INFORMATION
As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract are no longer sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports are available online at www.AccessAllstate.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by calling 1-800-457-7617.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.
The Contracts are not FDIC insured.

PUTNAM

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Glossary of Terms

Accumulation Phase: The period begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”): Putnam Allstate Advisor, Putnam Allstate Advisor Plus, Putnam Allstate Advisor Preferred
Annuitant: The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows: 90- Putnam Allstate Advisor, 85- Putnam Allstate Advisor Plus, and 90- Putnam Allstate Advisor Preferred.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).
Automatic Fund Rebalancing Program: A program, during the Accumulation Phase, where we automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations quarterly, semi-annually, or annually.
Beneficiary(ies): The person(s), who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries by written notice at any time unless you have designated an irrevocable Beneficiary.
•Primary Beneficiary: the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your contract.
•Contingent Beneficiary: The person selected by the Contract owner who will receive the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.
Cancellation Period: The time during which you have the right to cancel your Contract, generally within 20 days of receipt or any longer period as your state may require.
Charge Free Withdrawal Amount: The amount, equal to 15% of the Contract Value as of the beginning of that Contract Year, you can withdraw during each Contract Year without paying the charge. Unused portions of this 15% “Charge Free Withdrawal Amount” are not carried forward to future Contract Years.
Code: The Internal Revenue Code of 1986, as amended.
Contract: Putnam Allstate Advisor, Putnam Allstate Advisor Plus, Putnam Allstate Advisor Preferred, are each an individual and group flexible premium deferred variable annuity contract between you, the Contract owner, and Allstate Life, a life insurance company. In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.
Contract Anniversary: Each twelve-month period from the date of your Contract’s Issue Date.
Contract Owner (“you”): The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: On the Issue Date, your Contract Value will depend on which Contract you have.
•Putnam Allstate Advisor: Is equal to your initial Purchase Payment.
•Putnam Allstate Advisor Plus: Is equal to your initial Purchase Payment plus the Credit Enhancement.
•Putnam Allstate Advisor Preferred: is equal to your initial Purchase Payment.
Thereafter your Contract Value at anytime during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Option(s) offered by your Contract.
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Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
Credit Enhancement: For Putnam Allstate Advisor Plus Contracts only. Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment.
Dollar Cost Averaging Program: A program that automatically transfers dollar cost averaging prior to the Payout Start Date by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation.
Due Proof of Death: Documentation needed when there is a claim for distribution on death. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Excess of Earnings Withdrawal: The amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts. You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our home office: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Period: The period of time during which each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee. The Guarantee Periods may not be available in your state.
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Investment Alternatives: The Fixed Account Options and the Variable Sub-Accounts offered under the Contract that invest in the shares of a corresponding Portfolios.
Issue Date: The date we issue your Contract.
Maximum Anniversary Value: An amount used to determine the death benefit that equals the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts) on the Issue Date and is subsequently adjusted for purchase payments and withdrawals as detailed in “Death Benefit Amount.”
Payout Phase: The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
Payout Start Date: The day that we apply your Contract Value, less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant’s 90th birthday, or the 10th Contract Anniversary, if later.
Portfolios: Underlying mutual fund(s) in which a Variable Sub-Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Rider Application Date: The later of the date we receive the completed application or the request to add an option.
Settlement Value: The amount payable on a full withdrawal of Contract Value on the date we determine the death benefit.
Standard Fixed Account Option: An option that provides for the crediting of interest at a specified rate that we guarantee for a period of years.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
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Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of corresponding funds.
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Important Information You Should Consider About the Contract

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals
Putnam Allstate Advisor: If you withdraw money from the Contract within 7 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 7 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

Putnam Allstate Advisor Plus: If you withdraw money from the Contract within 8 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 8.0% of the purchase payments withdrawn, declining to 0% over 8 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,500 on a $100,000 investment.

Putnam Allstate Advisor Preferred: If you withdraw money from the Contract within 2 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 2% of the purchase payments withdrawn, declining to 0% over 2 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $2,000 on a $100,000 investment.
Expenses
Transaction Charges
In addition to Withdrawal Charges, you may be charged for transferring cash value between Investment Alternatives, as follows:

Transfer Fee. You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred.
Expenses and Investment Alternatives: Transfers
Ongoing Fees and Expenses (as Annual Charges)	The following table describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the Contract options you have elected.			Expenses, Income Payments and Death Benefits
	Annual Fee	Minimum	Maximum
	Base Contract: (as a percentage of Separate Account assets) Putnam Allstate Advisor Putnam Allstate Advisor Plus Putnam Allstate Advisor Preferred	1.25% 1.60% 1.65%	1.28% 1.60% 1.65%
	Investment Options: (Portfolio fees and expenses) (as a percentage of portfolio average daily net assets)	0.70%	1.68%
	Optional benefits available for an additional charge: (all Contracts, for a single optional benefit, if elected) (as a percentage of Separate Account assets)	0.05%	0.50%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: Putnam Allstate Advisor $2,023 Putnam Allstate Advisor Plus $2,350 Putnam Allstate Advisor Preferred $2,401	Highest Annual Cost: Putnam Allstate Advisor $4,088 Putnam Allstate Advisor Plus $4,442 Putnam Allstate Advisor Preferred $4,492
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract classes, optional benefits and Portfolio Company fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

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	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawal charges will reduce the value of your Contract if you withdraw money during the period of time that withdrawal charges are assessed on your Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to an additional federal 10% tax penalty.	Expenses, Investment Alternatives: Transfers, Taxes
Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Alternatives available under the Contract (e.g., the Portfolios). Each investment option, including any investment alternatives, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.	Important Notices, Investment Alternatives: The Variable Sub-Accounts
Insurance Company Risks	An investment in the Contract is subject to the risks related to Allstate Life. Any obligations (including under any fixed account Investment Alternatives), guarantees, or benefits are subject to the claims-paying ability of Allstate Life. If Allstate Life experiences financial distress, it may not be able to meet its obligations to you. More information about Allstate Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.	Investment Alternatives: The Fixed Account Options

	Restrictions	Location in Prospectus
Investments	Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date.

There are limitations on the transfer of Contract Value among Certain Variable Sub-Accounts and from the Fixed Account.

We impose a charge for transfers among Variable Sub-Accounts in excess of the 12.

We reserve the right to remove or substitute Portfolios as Investment Alternatives.

	Not all Fixed Account Options are available in all states or with all Contracts.	Expenses, Investment Alternatives
Optional Benefits
We may discontinue of the availability of any optional benefit at any time prior to the time you elect it.

Certain optional benefits limit or restrict the Investment Alternatives you may select under the contract. We may change these restrictions in the future.

Certain optional benefits have Contract Value minimums. If withdrawals reduce your Contract Value below the minimum, your optional benefit(s) may be reduced or terminated.

Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
Income Payments and Death Benefits

	Taxes	Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral. Withdrawals will be subject to ordinary income tax and may also be subject to an additional federal 10% tax penalty if taken before age 59½.	Taxes
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	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation	Some investment professionals may receive compensation for selling the Contracts to you in the form of commissions and other non-cash compensation (e.g., marketing allowances). Thus, these investment professionals may have a financial incentive to offer or recommend the Contracts over another investment.	More Information
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.

Overview of the Contract
Purpose
This Contract is a variable annuity contract and is designed to help the investor accumulate assets on a tax-deferred basis through an investment portfolio and to provide or supplement the investor’s retirement income. This Contract is appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, and has funds available to invest that are not required to meet current needs. The Contract is not intended for people who may need to make early or frequent withdrawals.

The Contract has various optional features and benefits that may be appropriate for you based on your financial objectives and situation. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. These optional features may impose additional fees, as summarized below in the Expense Table.

For the Putnam Allstate Advisor Plus Contracts with the Credit Enhancement, please note that the expenses may be higher than contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Putnam Allstate Advisor Plus Contract, and the withdrawal charge period is longer.

Phases of the Contract
Accumulation Phase: This is the period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Additional information about each Portfolio is provided in Appendix A to this prospectus.

Payout Phase: You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving payments under Income Plan 3. See “Income Plans” for additional information.

After the Payout Start Date, death benefits and any living benefits will terminate.

Contract Features
Death Benefit	At no additional charge, if you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. For an added charge, you can also select an additional death benefit option, which may increase the amount of money payable to your designated beneficiaries upon your death.
Accessing Your Money	You may withdraw some or all of your Contract Value at any time during the Accumulation Phase. In general, you must withdraw at least $50 at a time. A withdrawal charge and a Market Value Adjustment may apply. For more information concerning the MVA Account Option and Market Value Adjustments, please see the separate MVA Account prospectus.

You can transfer money between Portfolios without tax implications, and earnings on your investments are generally tax-deferred. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional federal 10% tax. Please consult your tax advisor before taking any withdrawal.
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Optional Withdrawal Benefits
The prospectus describes optional withdrawal benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and guarantee a minimum income amount.

These benefits are more fully described in the “Optional Benefits” section of this prospectus. Please keep in mind, once you have selected an optional benefit, your ability to select a different option may be limited. We may discontinue offering these options at any time.

Dollar Cost Averaging	Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account.
Portfolio Rebalancing
If you select our Automatic Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

Systematic Withdrawal Program	At no additional charge, this program allows you to receive regular automatic withdrawals from your Contract on a monthly basis at any time prior to the Payout Start Date.
Credit Enhancements
For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment. There is no limit on the time period that credits can be applied to purchase payments.

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Expense Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your variable annuity contract. State premium taxes may also be deducted. Each of the charges and expenses is more fully described in "Expenses" later in this Prospectus. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.
The following table describes the fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or transfers.
Transaction Expenses

Withdrawal Charge(1): (as a percentage of purchase payments withdrawn)	Maximum
Putnam Allstate Advisor	7%
Putnam Allstate Advisor Plus	8%
Putnam Allstate Advisor Preferred	2%

Transfer Fee(2):	Up to 2.00% of the amount transferred

(1)	Withdrawal Charges in subsequent years*
	Number of full years from application of each Purchase Payment	0	1	2	3	4	5	6	7	8+
	Putnam Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
	Putnam Allstate Advisor Plus	8%	8%	8%	7%	6%	5%	4%	3%	0%
	Putnam Allstate Advisor Preferred	2%	1%	0%	0%	0%	0%	0%	0%	0%
*	Each Contract Year, you may withdraw up to the Charge Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. See “Withdrawal Charge,” for more information.
(2)	There is no charge for the first 12 transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 0.50% of the amount transferred.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Annual Fee	Maximum	Current
Contract Maintenance Charge* Putnam Allstate Advisor Putnam Allstate Advisor Plus Putnam Allstate Advisor Preferred	$30 None None	$30 None None
Base Contract Expenses (as a percentage of variable account assets) Contract: Putnam Allstate Advisor Putnam Allstate Advisor Plus Putnam Allstate Advisor Preferred	1.25% 1.60% 1.65%	1.25% 1.60% 1.65%
Optional benefits available for an additional charge:
Enhanced Beneficiary Protection Option (as a percentage of separate account assets)	0.25%	0.15%
Earnings Protection Death Benefit Option (issue age 0-65) (as a percentage of separate account assets)	0.30%	0.20%
Earnings Protection Death Benefit Option (issue age 66-75) (as a percentage of separate account assets)	0.50%	0.35%
Retirement Income Guarantee Option 1** (as a percentage of Income Base)	0.05%	0.05%
Retirement Income Guarantee Option 2** (as a percentage of Income Base)	0.30%	0.30%
* Waived in certain cases. See “Expenses.”
** We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004. Only one RIG Benefit is allowed on a contract at any time. Cannot be combined with any other living benefits.
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The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.

	Minimum	Maximum
Total Annual Fund Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.70%	1.68%
(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2020.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. These optional benefits include the Retirement Income Guarantee Option 2 and the Earnings Protection Death Benefit Option for a person age 66 or more. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

PUTNAM ALLSTATE ADVISOR
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$11,088	$18,406	$24,915	$43,055	$10,103	$15,508	$20,191	$34,193
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$4,088	$12,406	$20,915	$43,055	$3,103	$9,508	$16,191	$34,193

PUTNAM ALLSTATE ADVISOR PLUS
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$12,442	$21,430	$28,560	$46,020	$11,459	$18,564	$23,923	$37,502
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$4,442	$13,430	$22,560	$46,020	$3,459	$10,564	$17,923	$37,502

PUTNAM ALLSTATE ADVISOR PREFERRED
	Assuming Maximum Total Annual Portfolio Expenses				Assuming Minimum Total Annual Portfolio Expenses
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your annuity at the end of the applicable time period:	$6,492	$13,575	$22,793	$46,435	$5,510	$10,714	$18,169	$37,966
If you annuitize your annuity or if you do not surrender your annuity at the end of the applicable time period:	$4,492	$13,575	$22,793	$46,435	$3,510	$10,714	$18,169	$37,966

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Principal Risks of Investing in the Contract
Risk of Loss
You can lose money by investing in the Contract.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawal charges will reduce the value of your Contract if you withdraw money during the period of time that withdrawal charges are assessed on your Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to a 10% additional tax penalty.
Credit Enhancement
For the Putnam Allstate Advisor Plus Contracts with the Credit Enhancement, please note that the expenses may be higher than for contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Putnam Allstate Advisor Plus Contract, and the withdrawal charge period is longer.
Risks Associated with Investment Alternatives
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Alternatives available under the Contract (e.g., the Portfolios). Each investment option, including any fixed account investment option, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.
Insurance Company Risks
An investment in the Contract is subject to the risks related to Allstate Life. Any obligations (including under any fixed account Investment Alternatives), guarantees, or benefits are subject to the claims-paying ability of Allstate Life. If Allstate Life experiences financial distress, it may not be able to meet its obligations to you. More information about Allstate Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.
Investment Risk
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. In other words, you could lose your investment.
Access to Cash Value
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase, but you may be subject to a withdrawal charge and other fees and taxes. Withdrawals also are available under limited circumstances on or after the Payout Start Date. You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. In general, you must withdraw at least $50 at a time. During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
Tax Consequences
If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to tax penalties. Please review the “Tax” Section.

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The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):
•    the investment alternatives during the Accumulation and Payout Phases,
•    the amount and timing of your purchase payments and withdrawals,
•    the programs you want to use to invest or withdraw money,
•    the income payment plan you want to use to receive retirement income,
•    the Annuitant (either yourself or someone else) on whose life the income payments will be based,
•    the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and
•    any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the “Death of Owner” and “Death of Annuitant” provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:
•90 – Putnam Allstate Advisor
•85 – Putnam Allstate Advisor Plus
•90 – Putnam Allstate Advisor Preferred
If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”) is currently 75.
The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued with a qualified plan.
Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:
•90 – Putnam Allstate Advisor
•85 – Putnam Allstate Advisor Plus
•90 – Putnam Allstate Advisor Preferred
If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.
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If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:
•your spouse or, if he or she is no longer alive,
•your surviving children equally, or if you have no surviving children,
•your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or assessment of the 10% additional tax. You should consult with an attorney before trying to assign your Contract.
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Purchases

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.
The minimum initial purchase payment for Qualified Contracts is $500 for Putnam Allstate Advisor Contracts ($10,000 for Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).
See Appendix G for numerical examples that illustrate how the Automatic Additions Program works.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
CREDIT ENHANCEMENT
(Putnam Allstate Advisor Plus Contracts only)
Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. There is no limit on the time period that credits can be applied to purchase payments. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement as applicable under state law. The Putnam Allstate Advisor Plus Contract may not be available in all states.
We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the
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same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.
We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

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Contract Value

On the Issue Date, the Contract Value is equal to:
•your initial purchase payment for Putnam Allstate Advisor Contracts
•your initial purchase payment plus the Credit Enhancement for Putnam Allstate Advisor Plus Contracts
•your initial purchase payment for Putnam Allstate Advisor Preferred Contracts
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Putnam Allstate Advisor Plus Contracts, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:
•changes in the share price of the Portfolio in which the Variable Sub-Account invests, and
•the deduction of amounts reflecting the mortality and expense risk charge
We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.
We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:
(A) is the sum of:
(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,
(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;
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(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.
You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.
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Investment Alternatives: The Variable Sub-Accounts
You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any sub-investment adviser, current expenses, and performance is available in Appendix A.
Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or visit us online at www.annuityregulatorydocuments.com.
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the total desired amount has been transferred.
For example, if you wish to transfer $500,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day for 10 business days until the full $500,000 has been transferred.
If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

	Advisor	Advisor Plus	Advisor Preferred
Standard Fixed Account Option	Yes	Yes	No	*
6 Month Dollar Cost Averaging Option	Yes	No	No
12 Month Dollar Cost Averaging Option	Yes	No	No
*    The Standard Fixed Account Option is available with Contracts issued in Oregon.
We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account consists of our general assets other than those in the segregated asset accounts. The Fixed Account is part of the Company's general account. Insurance and annuity obligations and the guaranteed benefits under the Contracts are supported by the Company's general account and are subject to the Company's claims paying ability. Therefore, contract owners should look to the financial strength of the company for its claims paying ability. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(Putnam Allstate Advisor Contracts only)
The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the “6 Month Dollar Cost Averaging Option”) or for up to 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Government Money Market Fund – Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12-month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Government Money Market Fund – Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.
You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.
The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.
See Appendix G for numerical examples that illustrate how the Dollar Cost Averaging Programs work.
STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. For Putnam Allstate Advisor Plus Contracts each purchase payment plus the appropriate portion of the Credit Enhancement allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation.
We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase
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payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date. Although your minimum interest rate will vary depending on when your Contract was issued, your minimum rate will never be lower than 3%.
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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.
The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.
The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
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We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:
•we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or
•we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.
In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:
•the total dollar amount being transferred, both in the aggregate and in the transfer request;
•the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);
•whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);
•whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and
•the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
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We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options in “The Fixed Account Options” section of this prospectus.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.
See Appendix G for numerical examples that illustrate how the Dollar Cost Averaging Programs work.
AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the “Putnam Automatic Rebalancing Program.”
Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
See Appendix G for numerical examples that illustrate how the Automatic Fund Rebalancing Program works.
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Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
(Putnam Allstate Advisor Contracts only)
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:
•your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or
•all of your money is allocated to the Fixed Account Options on a Contract Anniversary or all income payments are fixed income payments.
We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The current annual rate of the charge is:
•1.25% for Putnam Allstate Advisor Contracts
•1.60% for Putnam Allstate Advisor Plus Contracts
•1.65% for Putnam Allstate Advisor Preferred Contracts
The mortality and expense risk charge is included in the base contract expense as shown in the "Expense Table" section. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps compensate us for the cost of the Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. The Company anticipates that it will make a profit from the Credit Enhancement, but if the charges under the Contract are not sufficient, then Allstate Life will bear the loss.
ADDITIONAL CHARGES FOR OPTIONAL BENEFITS
You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. The additional mortality and expense risk charge you pay will depend upon which of the options you select:
•Enhanced Beneficiary Protection Option: The mortality and expense risk charge will include an additional 0.15% for the Option. Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. However, once the Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under “Death Benefit Payments.” We charge the additional fees to compensate us for the additional risk that we accept by providing the Options.
•Earnings Protection Death Benefit Option: The mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as
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described under “Death Benefit Payments.” We charge the additional fees to compensate us for the additional risk that we accept by providing the Options.
•Retirement Income Guarantee: We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See “Retirement Income Guarantee Riders” for details.
TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. Any applied credit enhancements are also subject to a withdrawal charge. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears in the “Expense Table” section of this prospectus. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:
Putnam Allstate Advisor Contracts Under Putnam Allstate Advisor Contracts, you can withdraw up to the Charge free withdrawal Amount each Contract Year without paying the withdrawal charge. The Charge free withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% “Charge free withdrawal Amount” are not carried forward to future Contract Years.
Putnam Allstate Advisor Plus Contracts Under Putnam Allstate Advisor Plus Contracts, you can withdraw up to the Charge free withdrawal Amount each Contract Year without paying the withdrawal charge. The Charge free withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Charge free withdrawal Amount” are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Charge free withdrawal Amount.
Putnam Allstate Advisor Preferred Contracts Under Putnam Allstate Advisor Preferred Contracts, you can withdraw up to the Charge free withdrawal Amount each Contract Year without paying the withdrawal charge. The Charge free withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Charge free withdrawal Amount” are not carried forward to future Contract Years.
All Contracts
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.
We do not apply a withdrawal charge in the following situations:
•on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);
•the death of the Contract Owner or Annuitant (unless the Settlement Value is used);
•withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or
•withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. For the Allstate Advisor Plus Contracts, we use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
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THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
Confinement Waiver.    We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:
1.you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,
2.we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital, and
3.a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).
Terminal Illness Waiver.    We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:
1.you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and
2.you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:
1.you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,
2.you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and
3.you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation.
Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.
“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once before the Payout Start Date.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.
See Appendix G for numerical examples that illustrate how the Waiver Programs work.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of
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the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or General Account. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
PORTFOLIO EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. Charges are deducted from and expenses paid out of the assets of the Portfolio Companies that are described in the prospectuses for those companies. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus. See Appendix A for a list of Portfolio Companies available under the Contract and their current expenses and performance information. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.annuityregulatorydocuments.com. You can also request this information at no cost by calling 1-800-457-7617 or by sending an email request to prudaawfnf@se2.com.

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Access to Your Money

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” in the “Income Payments” section of this prospectus.
The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:
1.The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,
2.An emergency exists as defined by the SEC, or
3.The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.
See Appendix G for numerical examples that illustrate how the Systematic Withdrawal Program works.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.
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Benefits Available Under the Contract
The following table summarizes information about the benefits under the contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
Automatic Additions Program	Allows you to add subsequent purchase payments per month through automatic transfers from your bank account	Standard	No Charge		Not available with Dollar Cost Averaging Fixed Account Option; Subsequent purchase payments must be at least $50.
Automatic Portfolio Rebalancing Program	Allows us to automatically rebalance your Contract Value to return to your original percentage allocations	Standard	No Charge		Not available for Fixed Account
Dollar Cost Averaging Fixed Account Options: 6 and 12 Month	Allows you to allocate purchase payments to the Fixed Account either for 6 months or for 12 months where your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation	Standard	No Charge	Available for Putnam Allstate Advisor Contracts only;
Each purchase payment allocation must be at least $100;
Must specify the term length over which the transfers are to take place;
May not use Automatic Additions Program to allocate purchase payments.
Systematic Withdrawal Program	Allows you to receive regular automatic withdrawals from your Contract either monthly or quarterly, semi-annually, or annually	Standard	No Charge		Income taxes may apply
Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge
Not Available under Putnam Allstate Advisor Preferred Contracts;
You must meet certain criteria to be considered confined to a long term care facility and provide the required proof of confinement;
May not be available in all states.

Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge		Not Available under Putnam Allstate Advisor Preferred Contracts; You must meet certain criteria to be considered terminally ill and provide the required proof; May not be available in all states.
Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge	Standard	No Charge		Not Available under Putnam Allstate Advisor Preferred Contracts; You must meet certain criteria and time frames to obtain this waiver; May not be available in all states.
Standard Death Benefit	Provides a death benefit equal to the greater of the sum of all purchase payments (reduced by a proportional withdrawals), the Contract Value on the date we receive due proof of death, or the Maximum Anniversary Value.	Standard	No Charge		None.
Enhanced Beneficiary Protection Option	Provides an option for an increased death benefit equal to the Contract Value, plus any purchase payments, and less a withdrawal adjustment, plus interest at an annual rate of 5% per year until a specified time.	Optional	0.25% of separate account assets	0.15% of separate account assets
Not available in Washington;
You must be age 75 or younger on the Rider Application Date;
The annual increase is capped based on a calculation using the Contract Value, purchase payments and withdrawals;
Withdrawals will proportionately reduce the benefit, and such reductions could be significant;
We reserve the right to impose investment allocation restrictions in the future.

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Retirement Income Guarantee Options (RIG 1 and RIG 2)***	Guarantees a minimum level of Income Payments	Optional	RIG 1: 0.05% of the Income Base RIG 2: 0.30% of Income Base	RIG 1: 0.05% of the Income Base RIG 2: 0.30% of Income Base	No longer available; You must be 75 or younger on the Rider Application Date; We reserve the right to impose investment allocation restrictions in the future.
Earnings Protection Death Benefit Option	Increases the death benefit by a set percentage of Premium or Earnings	Optional	0.50% of separate account assets	0.35% of separate account assets
Not available in Washington;
You must be 75 or younger on the Rider Application Date;
The percentages applied to your Premiums and Earnings are different, and the percentages applied vary by Rider issue age;
We reserve the right to impose investment allocation restrictions in the future.

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Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:
•the Annuitant’s 99th birthday, or
•the 10th Contract Anniversary.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.
Currently 9 Income Plans are available. Income Plans provide:
•fixed income payments;
•variable income payments; or
•a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The 9 Income Plans are:
Income Plan 1 – Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.
Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.
Income Plan 4 – Combination Life Income and Guaranteed Payments for a Specified Period.     Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant’s life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.
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Income Plan 5 – Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.
Income Plan 6 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
Income Plan 7 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
Income Plan 8 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
Income Plan 9 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
Some of the factors that may affect the amount of the income payments include: your age, your Contract Value, the Income Plan selected (including the frequency and duration of payments under the Income Plan selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed income payments. As a general rule, more frequent income payments will result in smaller individual income payments. Likewise, income payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.
Guaranteed Payment Plans.    For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 (“guaranteed payment plans”):
•The minimum payment period you may choose is 5 years.
•If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.
•If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.
In general, the longer the guarantee period you select, the smaller each payment will be.
You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.
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Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us.
You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:
•terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
•reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. The payments you receive may be higher or lower depending on the frequency and duration of payments. For example, the shorter the duration of payments, the higher they will be; and the higher the frequency of payments, the lower they will be.
You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:
1.deducting any applicable premium tax; and
2.applying the resulting amount to the greater of:
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(a)the appropriate value from the income payment table in your Contract; or
(b)such other value as we are offering at that time.
We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select (“Guaranteed Income Benefit”). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.
Eligibility.    To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:
•You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the “Rider Date”);
•The Payout Start Date must occur during the 30 day period following a Contract Anniversary;
•You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and
•The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:
•10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied, or
•5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
Retirement Income Guarantee Rider 1.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under Putnam Allstate Advisor Plus Contracts, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.
The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.
We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:
1.On the Rider Date, the Income Base is equal to the Contract Value.
2.After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:
•For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).
•For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment, described below.
In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.
The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:
1)= withdrawal amount,
2)= the Contract Value immediately prior to the withdrawal, and
3)= the most recently calculated Income Base.
See Appendix C for an example of how the withdrawal adjustment applies.
The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment
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produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.
The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.
Retirement Income Guarantee Rider 2.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.
The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.
The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:
1.For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).
2.For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.
3.On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living individual, the oldest Annuitant’s 85th birthday.
For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:
1)    = withdrawal amount,
2)    = the Contract Value immediately prior to the withdrawal, and
3)    = the most recently calculated Income Base.
See Appendix C for an example of how the withdrawal adjustment applies.
The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.
We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the
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basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.
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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:
1.any Contract Owner dies, or
2.the Annuitant dies.
We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:
1.the Contract Value as of the date we receive Due Proof of Death, or
2.the sum of all purchase payments (and including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts), less withdrawals,
3.the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see “Maximum Anniversary Value” below), or
4.the Enhanced Beneficiary Protection Option (if selected).
If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:
1.the Contract Value as of the date we receive Due Proof of Death, or
2.the Settlement Value as of the date we determine the death benefit. The “Settlement Value” is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of Putnam Allstate Advisor Contracts, contract maintenance charge.
Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as “Due Proof of Death”:
•a certified copy of a death certificate,
•a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
•other documentation as we may accept in our sole discretion.
Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
Maximum Anniversary Value.    On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:
1.For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).
2.For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.
3.On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.
In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.
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We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.
Withdrawal Adjustment.    The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:
1)= the withdrawal amount,
2)= the Contract Value immediately prior to the withdrawal, and
3)= the value of the applicable death benefit alternative immediately prior to the withdrawal.
See Appendix D for an example of a withdrawal adjustment.
EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.
Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:
•the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve-month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.
If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:
•the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve-month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.
For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:
In-Force Premium equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract (“Rider Date”) plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
In-Force Earnings equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under “Death Benefit Payments” below.
The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.
For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.
ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:
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•0.20%, if the oldest Contract Owner and oldest Annuitant are age 65 or younger on the Rider Application Date. We may change what we charge for this death benefit option, but it will never exceed 0.30%; and
•0.35%, if the oldest Contract Owner or oldest Annuitant is over age 66 and all are age 75 or younger on the Rider Application Date. We may change what we charge for this death benefit option, but it will never exceed 0.50%.
If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states. Withdrawals will proportionately reduce the benefit, and such reductions could be significant
We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider (“Rider Date”) is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:
1.the date we determine the death benefit, or
2.the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.
We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under “Death Benefit Amount.”
See Appendix D for an example of the Enhanced Beneficiary Protection withdrawal adjustment.
DEATH BENEFIT PAYMENTS
Death of Contract Owner.    If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” subsection in “The Contracts” section of this prospectus. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner’s options will be subject to any restrictions previously placed upon the Beneficiary.
If the sole new Contract Owner is your spouse, he or she may elect to:
1.receive the death benefit in a lump sum, or
2.apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:
(a)over the life of the new Contract Owner;
(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or
(c)over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:
i.transfer all or a portion of the excess among the Variable Sub-Accounts;
ii.transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or
iii.transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
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Only one spousal continuation is allowed under this Contract.
If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.
Prior to the Payout Start Date, the death benefit of the continued Contract will be the greatest of:
•the sum of all gross purchase payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) less any withdrawals; or
•the Contract Value on the date we determine the death benefit; or
•the Maximum Anniversary Value as defined in the “Death Benefit Amount” section, with the following changes:
•“Issue Date” is replaced by the date the Contract is continued,
•“initial purchase payment” (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.
If the new Contract Owner is a living person who is not your spouse, or if there are multiple new Owners, the new Contract Owner may elect to:
1.receive the death benefit in a lump sum, or
2.apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:
(a)over the life of the new Contract Owner,
(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or
(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.
If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the “Transfers” provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” subsection in the “Transfers” section of this prospectus for more information regarding transfers.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner’s named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner’s death.
We reserve the right to offer additional options upon Death of Contract Owner.
If the new Contract Owner is a corporation, trust or other non-living person, the new Contract Owner may elect to:
1.receive the death benefit in a lump sum; or
2.receive the Contract Value payable within 5 years of your date of death.
The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” subsection in the “Transfers” section of this prospectus for more information regarding transfers.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.
We reserve the right to offer additional options upon Death of Contract Owner.
If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.
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Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.
In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.
If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.
For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.
For Contracts with the optional Enhanced Beneficiary Protection Option:
•the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:
•“Rider Date” is replaced by the date the Contract is continued,
•“Contract Value” is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.
Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment," the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” “Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated beneficiary is an eligible designated beneficiary shall be made as of the date of your death.
•If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached age 72, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.
•If you die before a designated Beneficiary is named, and your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
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◦If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in either a lump sum, by December 31st of the year that includes five year anniversary of the date of death.
◦If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
◦Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Taxes.” You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
Death of Annuitant.    If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.
If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:
1.receive the death benefit in a lump sum; or
2.apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:
(a)over the life of the new Contract Owner,
(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or
(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.
If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.
If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.
If the Contract Owner is a non-living person, the Contract Owner may elect to:
1.receive the death benefit in a lump sum; or
2.receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” subsection in the “Transfers” section of this prospectus for more information regarding transfers.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.
Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant’s death to the date on which the death proceeds are paid.
The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.
If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.
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More Information

ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company, including Allstate Distributors, LLC, to Antelope US Holdings Company, a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions. The terms and provisions of your Contract will not be changed by the Transaction, and Allstate Life Insurance Company will continue to honor all of its obligations under your Contract. The Transaction will not change the fact that Allstate Life Insurance Company is the named insurer under your Contract.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business A large-scale pandemic (such as coronavirus or COVID-19), the occurrence of terrorism or military and other actions, may result in loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in our investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
THE VARIABLE ACCOUNT
Allstate Life established Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. The assets of the Allstate Financial Advisors Separate Account I may not be used to pay any liabilities of Allstate Life other than those arising from the Contracts. Our obligations arising under the Contracts are general corporate obligations of Allstate Life
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any sub-investment adviser, current expenses, and performance is available in Appendix A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses
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and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or visit us online at www.annuityregulatorydocuments.com.
Voting Privileges.     As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.     We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual Portfolios. We will notify you in advance of any change.
Conflicts of Interest.     Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
PRINCIPAL UNDERWRITER
Distribution.    Allstate Distributors, L.L.C. (“Allstate Distributors”), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities Exchange Act of 1934, as amended, (“Exchange Act”) and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract. The principal address of ADLLC is 2920 South 84th Street, Lincoln, NE 68506 and their phone number is (877) 525-5727.
On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to transfer the Distributor of the Contracts, Allstate Distributors, LLC, to Antelope US Holdings Company, a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions
We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.
Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.
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For Putnam Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes.
Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2020, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:
•     maintenance of Contract Owner records;
•     Contract Owner services;
•     calculation of unit values;
•     maintenance of the Variable Account; and
•     preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence sent by regular mail to our Annuity Service Center should be sent to the following address P.O. Box 758543, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
NON QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
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LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
FINANCIAL STATEMENTS
The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020, and the accompanying Independent Auditors' Report appear in the Statement of Additional Information. The financial statements of Allstate Financial Advisors Separate Account I, as of December 31, 2020, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) appear in the Statement of Additional Information.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.     Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:
• the Contract Owner is a natural person,
• the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and
• Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.     Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.     There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.     Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section provided that all grantors of the trust are natural persons. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account of a Non-qualified Annuity must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.     The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning
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circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.     If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
Taxation of Annuity Payments.     Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date . You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.     You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.     Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.     In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:
• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;
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• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;
• if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.
Taxation of Annuity Death Benefits. If an Owner dies before the Annuity Date, the Death Benefit distributions (including any adjustments under the optional riders) are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary (including any adjustments under the optional riders). Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:
• As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.
• Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.
• Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.
After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Medicare Tax on Net Investment Income     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $12,750 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
10% Additional Tax on Premature Distributions.     A 10% additional tax penalty applies to the taxable amount of any premature distribution from a non-Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:
• made on or after the date the Contract Owner attains age 59 1/2,
• the amount is paid on or after the death of the Contract Owner (or the death of the Annuitant when the owner is not an individual);
• the amount received is attributable to the Contract Owner becoming disabled (as defined in the Code);
• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,
• made under an immediate annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment must commence within 13 months of the date of purchase), or
• attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.     With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59  1 / 2 would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for
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the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.     The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of transactions in such cases.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59  1 / 2 . Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.     If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% additional tax. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge.
Aggregation of Annuity Contracts.     The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made within the United States and provides a U.S. taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP, ECI, IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:
• Individual Retirement Annuities (IRAs) under Code Section 408(b);
• Roth IRAs under Code Section 408A;
• Simplified Employee Pension (SEP IRA) under Code Section 408(k);
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• Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);
• Tax Sheltered Annuities under Code Section 403(b);
• Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and
• State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.     If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:
• made on or after the date the Contract Owner attains age 59 1/2,
• made to a beneficiary after the Contract Owner’s death,
• attributable to the Contract Owner being disabled, or
• made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.     Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70  ½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts.     Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
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10% Additional Tax on Premature Distributions from Tax Qualified Contracts.     A 10% additional tax penalty applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:
• made on or after the date the Contract Owner attains age 59 1/2,
• made as a result of the Contract Owner’s death or total disability,
• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,
• made after separation from service after age 55 (does not apply to IRAs),
• made pursuant to an IRS levy,
• made for certain medical expenses,
• made to pay for health insurance premiums while unemployed (applies only for IRAs),
• made for qualified higher education expenses (applies only for IRAs)
• made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs),
• made for qualified expenses after the birth or adoption of a child ($5,000 limit on expenses incurred within 1 year after birth or adoption), and
• from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.
During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the additional tax on premature distributions, will be subject to a 25% additional tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.     With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59  1 / 2 would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.     Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or payment is made outside the United States, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:
• required minimum distributions, or,
• a series of substantially equal periodic payments made over a period of at least 10 years, or,
• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,
• hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, if no U.S. taxpayer identification is provided or payment is made outside the United States, we
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will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70  ½ . Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1)  the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2)  the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.     Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.     Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% additional tax penalty on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
The Code also permits the recharacterization of current year contribution amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).     Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
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Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:
1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;
2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;
3) We receive a complete request for settlement for the death of the Annuitant; and
4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:
(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;
(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and
(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).     Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).     Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.     Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:
• attains age 59 1/2,
• severs employment,
• dies,
• becomes disabled, or
• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.
Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
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There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.
• A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.
• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.
If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification . You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The information provided below applies to Owners who die after 2019. For Owner deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.
• If you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death ( i.e. , a new 10-year distribution period begins).
Instead of taking distributions under the 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence by December 31 st of the year after your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of 18 and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.
54

The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries.. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.
• Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.
The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
CARES Act impacts. In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans. While most provisions applied only to 2020, certain items impact future years as well.
Waiver of Required Minimum Distributions (RMDs) for 2020. The requirement to take minimum distributions from defined contribution plans and IRAs was waived for 2020.  For deaths occurring before 2020, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year.  The 1-year election rule for life expectancy payments by an eligible beneficiary is also extended by 1 year so that for a 2019 death, the election for a lifetime payout can be made by December 31, 2021.
Withdrawals from Employer Plans and IRAs, including Roth IRAs. Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs. The relief applies to such distributions made at any time on or after January 1, 2020 and before December 31, 2020 and permits recontribution of such distribution to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution. Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions.
The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e. , an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan. The relief was limited to aggregate distributions of $100,000.
Plan Loans. Relief is provided with respect to plan loans taken by any “qualified individual” (as defined by federal tax law) who is affected by the coronavirus in that the due date for any repayment on a loan that otherwise is due between March 27, 2020 (the date of enactment) and December 31, 2020, would be delayed for one year. This also would extend the maximum loan period (normally five years).
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party
55

dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
Please consult with your tax or legal adviser for additional information.
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Appendix A: Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.annuityregulatorydocuments.com. You can also request this information at no cost by calling 1-800-457-7617 or by sending an email request to rudaawfnf@se2.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1-Year	5-Year	10-Year
Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam VT Diversified Income Fund - Class IB Putnam Investment Management, LLC	1.05%	-0.90%	4.27%	3.46%
Seeks long-term capital appreciation.	Putnam VT Emerging Markets Equity Fund - Class IB* Putnam Investment Management, LLC	1.35%	27.94%	10.37%	6.57%
Seeks capital appreciation.	Putnam VT Focused International Equity Fund - Class IB (formerly Putnam VT Global Equity Fund - Class IB)* Putnam Investment Management, LLC	1.05%	10.07%	9.63%	9.06%
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB Putnam Investment Management, LLC	0.93%	15.32%	11.50%	9.91%
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund - Class IB Putnam Investment Management, LLC	1.12%	12.31%	8.47%	8.38%
Seeks capital appreciation.	Putnam VT Global Health Care Fund- Class IB Putnam Investment Management, LLC	1.02%	16.28%	9.01%	13.74%
Seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.	Putnam VT Government Money Market Fund - Class IB Putnam Investment Management, LLC	0.70%	0.19%	0.63%	0.32%
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund - Class IB Putnam Investment Management, LLC	0.90%	38.71%	22.04%	16.94%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IB Putnam Investment Management, LLC	0.97%	5.21%	7.37%	5.73%
Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam VT Income Fund - Class IB Putnam Investment Management, LLC	0.82%	5.72%	5.01%	4.72%
Seeks capital appreciation.	Putnam VT International Equity Fund - Class IB Putnam Investment Management, LLC	1.11%	12.10%	6.98%	5.43%
A-1

Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB Putnam Investment Management, LLC	1.19%	3.94%	5.35%	3.97%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB (formerly Putnam VT Equity Income Fund - Class IB) Putnam Investment Management, LLC	0.82%	5.80%	11.25%	11.60%
Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam VT Mortgage Securities Fund - Class IB * Putnam Investment Management, LLC	0.75%	-1.68%	2.42%	2.37%
Seeks capital appreciation.	Putnam VT Multi-Cap Core Fund - Class IB Putnam Investment Management, LLC	0.92%	17.27%	14.44%	13.20%
Seeks capital appreciation.	Putnam VT Research Fund - Class IB* Putnam Investment Management, LLC	1.07%	19.92%	15.62%	13.70%
Seeks capital appreciation.	Putnam VT Small Cap Growth Fund- Class IB* Putnam Investment Management, LLC	1.14%	48.30%	16.97%	12.05%
Seeks capital appreciation.	Putnam VT Small Cap Value Fund - Class IB Putnam Investment Management, LLC	1.40%	3.96%	7.30%	8.21%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB Putnam Investment Management, LLC	1.03%	52.62%	18.72%	14.63%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Putnam Investment Management, LLC	0.91%	28.71%	19.21%	15.21%
* The Fund’s annual expenses reflect temporary fee reductions.

A-2

Appendix B - Putnam Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
Maximum Age of Contract Owner and Annuitant on the Issue Date	90	85	90
Minimum Initial Purchase Payment	$10,000 ($500 for Qualified Contracts)	$10,000	$10,000
Fixed Account Options	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods – 6 Month Dollar Cost Averaging Option – 12 Month Dollar Cost Averaging Option	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods	N/A (available only with Contracts issued in Oregon)
Credit Enhancement	None	4% applied to all purchase payments	None
Contract Maintenance Charge	$30 per year, full amount on surrender (waived in certain cases)	None	None
Mortality and Expense Risk Charge (without optional benefit)	1.25%	1.60%	1.65%
Charge Free Withdrawal Amount (each Contract Year)	greater of earnings not previously withdrawn, or 15% of purchase payments	15 % of purchase payments	15% of purchase payments
Withdrawal Charge (measured from number of complete years since we received the purchase payment as a percentage of purchase payments withdrawn in excess of the Charge Free Withdrawal Amount)	Year: 0 1 2 3 4 5 6 7+ %: 7 7 6 5 4 3 2 0	Year: 0 1 2 3 4 5 6 7 8+ %: 8 8 8 7 6 5 4 3 0	Year: 0 1 2+ %: 2 1 0
Withdrawal Charge Waivers	Yes	Yes	No

B-1

Appendix C - Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003
Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

					Income Benefit Amount
					Purchase Payment Value			5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$55,000	$—	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/04	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000	$41,250	$40,347	$41,961
The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Income Benefit		$37,500	$39,000

Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5% Roll-Up Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Income Benefit		$40,347	$41,961
*    For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
** A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

C-1

Appendix D - Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005
Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

					Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Protection Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$55,000	_	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/06	Partial Withdrawal	$60,000	$15,000	$45,000	$35,000	$37,000	$41,250	$40,347	$41,961

		Advisor and Preferred	Plus
Standard Death Benefit (Purchase Payment Value Death Benefit)
Partial Withdrawal Amount		$15,000	$15,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal		$50,000	$52,000
Adjusted Death Benefit		$35,000	$37,000

Maximum Anniversary Value Death Benefit (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection Value Death Benefit (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Death Benefit		$40,347	$41,961
*    For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

D-1

Appendix E - Calculation of Earnings Protection Death Benefit Option*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.
The calculation is:

			Advisor, Advisor Plus & Advisor Preferred
(A)	Contract Value:		$125,000.00
(B)	Total Purchase Payments:		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	In-Force Premium:		$100,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$25,000.00
(F)	Cap:	(F) = 100% * (D)	$100,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$10,000.00
*    For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.
**    If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).
Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$105,000.00
(2)	Total Purchase Payments:		$100,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$100,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$5,000.00
(6)	Withdrawal Amount:		$10,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$5,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00
The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$114,000.00
(B)	In-Force Premium (before withdrawal):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$5,000.00
(D)	In-Force Premium (after withdrawal):	(D) = (B) – (C)	$95,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$19,000.00
(F)	Cap:	(F) = 100% * (D)	$95,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$7,600.00
*    For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.
**    If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).
Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$130,000.00
(2)	Contract Value on Rider Date:		$110,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$110,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$20,000.00
(6)	Withdrawal Amount:		$50,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$30,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00
The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$140,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$30,000.00
(D)	Additional Purchase Payment:		$40,000.00
(E)	In-Force Premium (after withdrawal and purchase payment):	(E) = (B) – (C) + (D)	$120,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$20,000.00
(G)	Cap:	(G) = 50% * (E)	$60,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [25% * (F); (G)]	$5,000.00
*    For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.
**    If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).
Example 4: Spousal Continuation:
This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.
The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$150,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	Additional Purchase Payment:		$0.00
(E)	In-Force Premium (after withdrawal and purchase payment):		$100,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$50,000.00
(G)	Cap:	(G) = 100% * (E)	$100,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [40% * (F); (G)]	$20,000.00
*    For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.
**    If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

The calculation of the Continued Contract Value is:

(1)	Premium invested (for the purposes of calculating the Death Benefit):		$100,000.00
(2)	Contract Value:		$150,000.00
(3)	Maximum Anniversary Value:		$160,000.00
(4)	Death Benefit (excluding Earnings Protection Death Benefit):	(4) = MAX [(1); (2); (3)]	$160,000.00
(5)	Earnings Protection Death Benefit:	(H) from above	$20,000.00
(6)	Continuing Contract Value:	(6) = (4) + (5)	$180,000.00
Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

Appendix F - Calculation of Optional Benefits

Example - RIG 1 Income Base
The Contract Value on the Rider Date is $100,000. So, the Income Base is also $100,000.
The Income based is recalculated when a purchase payment or withdrawal is made.
After the Rider Date, a purchase payment of $20,000 is made. The Income Base increases by $20,000 to:
$100,000 + $20,000 = $120,000.
At a later time, a $10,000 withdrawal is made. The Contract Value immediately prior to the withdrawal is $100,000. Since 10% of the Contract Value is withdrawn, the Income Base is also reduced by 10%:
$120,000 – (10% x $120,000) → $120,000 - $12,000 = $108,000

Example - RIG 2 Income Base
The RIG 2 Income Base is the greatest of Income Base A and Income Base B .
Income Base A is calculated like the RIG 1 income Base, including the adjustment for withdrawals. Additionally, the Income Base is compared to the Contract Value on each Contract Anniversary up until the Contract Anniversary following the oldest contract owner’s 85 th birthday. If the Contract Value is higher, Income Base A will be set equal to the Contract Value.
Income Base B is equal to the purchase payments less an adjustment for withdrawals, accumulated at 5% up until the first of the month following the older contract owner’s 85 th birthday.
The Contract Value and Income Base B are $100,000 on the Rider Date. As of one year from the rider date, no additional purchase payments have been made, so Income Base B is:
$100,000 x (1 + 5%) = $105,000.
If an additional purchase payment of $15,000 is made on that date, Income Base B increases to:
$105,000 + $15,000 = $120,000.
One year later, assuming no additional purchase payments, Income Base will be:
$120,000 x (1 + 5%) = $126,000.
At that time, a $10,000 withdrawal is made. The Contract Value immediately prior to the withdrawal is $100,000. Since 10% of the Contract Value is withdrawn, the Income Base is also reduced by 10%:
$126,000 – (10% x $126,000) → $126,000 - $12,600 = $113,400

F-1

Appendix G - Contract Feature Calculation Examples

Six-Month Dollar Cost Averaging Fixed Account Option
Money in the Six-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Six- Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Six-Month Dollar Cost Averaging Fixed Account must be transferred to sub-accounts of the variable account in equal monthly installments within the six-month transfer period. If the Six-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Six-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market sub-account unless a different variable subaccount is requested. In this example, the policyholder allocates $100,000 to a Six-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Six equal payments of $16,769.47 are transferred to the sub-accounts each month. These six equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Sub-Accounts within the six-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$16,769.47	$205.27	$83,435.80
2	$83,435.80	$16,769.47	$164.42	$66,830.75
3	$66,830.75	$16,769.47	$123.46	$50,184.74
4	$50,184.74	$16,769.47	$82.41	$33,497.68
5	$33,497.68	$16,769.47	$41.26	$16,769.47
6	$16,769.47	$16,769.47	$0.00	$0.00
12 Month Dollar Cost Averaging Fixed Account Option
Money in the Twelve-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Twelve- Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Twelve-Month Dollar Cost Averaging Fixed Account must be transferred to sub-accounts of the variable account in equal monthly installments within the twelve-month transfer period. If the Twelve-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Twelve-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market sub-account unless a different variable subaccount is requested. In this example, the policyholder allocates $100,000 to a Twelve-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Twelve equal payments of $8,446.69 are transferred to the sub-accounts each month. These twelve equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Sub-Accounts within the twelve-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$8,446.69	$225.80	$91,779.10
2	$91,779.10	$8,446.69	$205.52	$83,537.93
3	$83,537.93	$8,446.69	$185.20	$75,276.43
4	$75,276.43	$8,446.69	$164.82	$66,994.55
5	$66,994.55	$8,446.69	$144.39	$58,692.25
6	$58,692.25	$8,446.69	$123.92	$50,369.48
7	$50,369.48	$8,446.69	$103.39	$42,026.18
8	$42,026.18	$8,446.69	$82.82	$33,662.30
9	$33,662.30	$8,446.69	$62.19	$25,277.79
10	$25,277.79	$8,446.69	$41.51	$16,872.61
11	$16,872.61	$8,446.69	$20.78	$8,446.69
12	$8,446.69	$8,446.69	$0.00	$0.00
Automatic Portfolio Rebalancing
Automatic Portfolio Rebalancing allows the customer to rebalance the sub-accounts within the Variable Account to the desired allocation on a monthly, quarterly, semi-annual, or annual basis, determined on the first date the customer decides to rebalance.
G-1

In this example, the customer decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The customer rebalances on an annual basis. 1 year after $100,000 is invested in three different funds, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation		Fund Performance	Year End Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00
At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the sub-accounts within the Variable Account to reflect the specified allocation. The number of units for each sub-account are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.
Systematic Withdrawal
A systematic withdrawal schedule is a method of withdrawing funds from an annuity account that specifies the amount and frequency of the payments to be made to the policyholder. A systematic withdrawal schedule can be set up to be paid monthly, quarterly, semi-annually, or annually. Policyholders are not guaranteed lifelong payments. With the systematic withdrawal schedule, one chooses instead to withdraw funds from an account, bearing the risk that the funds become depleted. You may pay taxes on annuity payments, although they grow in a tax-deferred account. In this example, a policyholder allocates funds to four Variable Sub Accounts. Fund A holds 35% of all funds, Fund B holds 30%, Fund C holds 20%, and Fund D holds 15%. The policyholder sets up a $2,000 monthly withdrawal. With the allocation above, $700 (35%) of the withdrawal amount would come from Fund A, $600 (30%) would come from Fund B, $400 (20%) would come from Fund C, and $300 (15%) would come from Fund D.
Automatic Additions Program
The Automatic Additions Program allows you to add subsequent purchase payments per month through automatic transfers from your bank account. Automatic Additions are not available with Dollar Cost Averaging Fixed Account Option. Subsequent purchase payments must be at least $50. In this example, a policyholder allocates funds to four Variable Sub Accounts. The policyholder allocates 35% to Fund A, 30% to Fund B, 20% to Fund C and 15% to Fund D. The policyholder sets up a $2,000 monthly automatic addition. $700 (35%) of the added amount would go to Fund A, $600 (30%) would go to Fund B, $400 (20%) would go to Fund C, and $300 (15%) would go to Fund D.
Waivers
All the waivers listed below allow you to withdraw Contract Value without a withdrawal charge:

Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria to be considered confined to a long-term care facility and provide the required proof of confinement;
Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.
Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria to be considered terminally ill and provide the required proof;
Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.
Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria and time frames to obtain this waiver; Does not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.
G-2

Appendix H– Special Contract Provisions for Annuities Issued in Certain States

Jurisdiction	Special Provisions
Texas	Waiver of Charges Endorsement not available.
Washington	Standard Fixed Account not available. Enhanced Beneficiary Protection (EBP 5% step-up) rider not available.

H-1

We (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2021, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Contracts, and Allstate Life, and the Allstate Financial Advisors Separate Account I, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, or to request other information about the Contracts, and to make investor inquiries, please write to us at P.O. Box 758543, Topeka, KS 66675-8566, or call us at 1-800-457-7617. You may also visit our website at www.accessallstate.com

Reports and other information about Allstate Life and the Allstate Financial Advisors Separate Account I are available on the
Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

PUTNAM

EDGAR Contract Numbers:
C000020513 Putnam Allstate Advisor
C000020519 Putnam Allstate Advisor Plus
C000020521 Putnam Allstate Advisor Preferred

PUTNAM

THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I, Registrant
Statement of Additional Information
Dated April 30, 2021
Allstate Life Insurance Company, Depositor
P.O. Box 758543
Topeka, KS 66675-8564
1-800-390-1277
This Statement of Additional Information supplements the information in the prospectus for the following Contracts:
•Allstate Advisor
•Allstate Advisor Plus
•Allstate Advisor Preferred
The Contracts are no longer being offered for sale as of January 14, 2008.
This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 30, 2021 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

GENERAL INFORMATION AND HISTORY
DEPOSITOR
The Depositor for the Allstate Financial Advisors Separate Account I is Allstate Life Insurance Company. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
REGISTRANT
Allstate Life Insurance Company (“We” or “Allstate Life”) established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999 in the state of Illinois. The street address for the Allstate Financial Advisors Separate Account I is 5801 SW 6th Ave., Topeka, KS 66606-0001 with a mailing address of P.O. Box 758543, Topeka, KS 66675-8566.
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

SERVICES
SERVICE AGREEMENTS
Administration: We have primary responsibility for all administration of the Contracts and the Variable Account. Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2020, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
OTHER SERVICE PROVIDERS
Custodian information for the Registrant is not applicable.
Deloitte & Touche LLP is our independent registered public accounting firm, located at 111 S. Wacker Drive Chicago, IL 60606. We engage them to audit our financial statements and provide an opinion that our financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods audited, in conformity with accounting principles generally accepted in the United States of America and that our financial statements and financial statement schedules present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries, and the results of its operations and its cash flows for each of the periods audited, in conformity with accounting principles generally accepted in the United States of America.
PURCHASE OF SECURITIES BEING OFFERED
The Contract is no longer offered for new sales effective January 14, 2008. If you have already purchased the Contract you may continue to make purchase payments according to the Contract. We offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws.
UNDERWRITER
Allstate Distributors, L.L.C. (“ADLLC”) serves as the principal underwriter and distributor of the securities registered herein. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Main Office: 2920 South 84th Street, Lincoln, NE 68506. (877) 525-5727.
Commission income of Allstate Distributors for the fiscal year ended December 31, 2020 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2019 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2018 was $0. The offering of the Contracts is continuous.
ANNUITY PAYMENTS
CALCULATION OF VARIABLE INCOME PAYMENTS
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables. We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:
(A) is the sum of:
(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,
(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;
(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:
• multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then
• dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
The calculations discussed herein rely on the net investment factor and annuity unit calculations discussed in the Contract Value section of the Prospectus.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:
• Financial statements (and the Reports of Independent Registered Public Accounting Firm) of Allstate Life Insurance Company, as of December 31, 2020, 2019, and 2018, and for each of the years in the three-year period ended December 31, 2020.
• The statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2020 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.
The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.
The financial statements and financial highlights of each of the Sub-Accounts comprising the Allstate Financial Advisors Separate Account I (the “Account”) included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and the related financial statement schedules of Allstate Life Insurance Company and subsidiaries included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I, Registrant
Statement of Additional Information
Dated April 30, 2021
Allstate Life Insurance Company, Depositor
P.O. Box 758543
Topeka, KS 66675-8564
1-800-390-1277
This Statement of Additional Information supplements the information in the prospectus for the following Contracts:
•Putnam Allstate Advisor
•Putnam Allstate Advisor Plus
•Putnam Allstate Advisor Preferred
The Contracts are no longer offered for new sales as of November 27, 2003.
This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 30, 2021 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

GENERAL INFORMATION AND HISTORY
DEPOSITOR
The Depositor for the Allstate Financial Advisors Separate Account I is Allstate Life Insurance Company. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
REGISTRANT
Allstate Life Insurance Company (“We” or “Allstate Life”) established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999 in the state of Illinois. The street address for the Allstate Financial Advisors Separate Account I is 5801 SW 6th Ave., Topeka, KS 66606-0001 with a mailing address of P.O. Box 758543, Topeka, KS 66675-8566.
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

SERVICES
SERVICE AGREEMENTS
Administration: We have primary responsibility for all administration of the Contracts and the Variable Account. Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified
3

coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2020, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
OTHER SERVICE PROVIDERS
Custodian information for the Registrant is not applicable.
Deloitte & Touche LLP is our independent registered public accounting firm, located at 111 S. Wacker Drive Chicago, IL 60606. We engage them to audit our financial statements and provide an opinion that our financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods audited, in conformity with accounting principles generally accepted in the United States of America and that our financial statements and financial statement schedules present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries, and the results of its operations and its cash flows for each of the periods audited, in conformity with accounting principles generally accepted in the United States of America.
PURCHASE OF SECURITIES BEING OFFERED
The Contract is no longer offered for new sales effective November 27, 2003. If you have already purchased the Contract you may continue to make purchase payments according to the Contract. We offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws.
UNDERWRITER
Allstate Distributors, L.L.C. (“ADLLC”) serves as the principal underwriter and distributor of the securities registered herein. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Main Office: 2920 South 84th Street, Lincoln, NE 68506. (877) 525-5727.
Commission income of Allstate Distributors for the fiscal year ended December 31, 2020 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2019 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2018 was $0. The offering of the Contracts is continuous.
ANNUITY PAYMENTS
CALCULATION OF VARIABLE INCOME PAYMENTS
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables. We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.
4

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:
(A) is the sum of:
(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,
(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;
(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:
• multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then
• dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
The calculations discussed herein rely on the net investment factor and annuity unit calculations discussed in the Contract Value section of the Prospectus.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:
• Financial statements (and the Reports of Independent Registered Public Accounting Firm) of Allstate Life Insurance Company, as of December 31, 2020, 2019, and 2018, and for each of the years in the three-year period ended December 31, 2020.
• The statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2020 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.
The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.
The financial statements and financial highlights of each of the Sub-Accounts comprising the Allstate Financial Advisors Separate Account I (the “Account”) included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and the related financial statement schedules of Allstate Life Insurance Company and subsidiaries included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
5

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2020 and for
the years ended December 31, 2020 and 2019 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Allstate Life Insurance Company and the
Contract holders of Allstate Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2021

We have served as the auditor of Allstate Life Insurance Company (the sponsor Company) since 2001.

                             Appendix A
Allstate Financial Advisors Separate Account I

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS International Value Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
American Century VP Balanced Class I**	—	—	—	—
American Century VP International Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Academic Strategies Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Advanced Strategies	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST AllianzGI World Trends	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST AQR Emerging Markets Equity	—	—	—	—
AST AQR Large-Cap	—	—	—	—
AST Balanced Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST BlackRock Global Strategies	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST BlackRock Low Duration Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST BlackRock/Loomis Sayles Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2019	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
AST Bond Portfolio 2020	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2023	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2024	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2027!	—	December 31, 2020	Two Years Ended December 31, 2020	For the Period January 4, 2016* to December 31, 2016 and for the Four Years Ended December 31, 2020
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029!	—	December 31, 2020	Two Years Ended December 31, 2020	For the Period January 3, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
AST Bond Portfolio 2030	December 31, 2020	December 31, 2020	For the Year Ended December 31, 2020	For the Period January 2, 2019* to December 31, 2019 and for the Year ended December 31, 2020
AST Bond Portfolio 2031	December 31, 2020	For the Period January 2, 2020* to December 31, 2020	For the Period January 2, 2020* to December 31, 2020	For the Period January 2, 2020* to December 31, 2020
AST Capital Growth Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Cohen & Steers Realty	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Emerging Markets Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Fidelity Institutional AMSM Quantitative	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Goldman Sachs Multi-Asset	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Goldman Sachs Small-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Government Money Market	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST High Yield	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Hotchkis & Wiley Large-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST International Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST International Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Investment Grade Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST J.P. Morgan Global Thematic	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST J.P. Morgan International Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST J.P. Morgan Strategic Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Jennison Large-Cap Growth**	—	—	—	—
AST Large-Cap Core**	—	—	—	—
AST Loomis Sayles Large-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Global Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Growth Allocation!	—	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Large-Cap Value**	—	—	—	—
AST Mid-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Preservation Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST QMA US Equity Alpha	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Small-Cap Growth Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST Small-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Large-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Large-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Natural Resources	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Templeton Global Bond	—	For the Period January 1, 2020 to November 13, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to November 13, 2020 #	Four Years ended December 31, 2019 and for the Period January 1, 2020 to November 13, 2020 #
AST WEDGE Capital Mid-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Wellington Management Hedged Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Western Asset Core Plus Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon VIF Government Money Market	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon VIF Growth and Income Initial Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Bond VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Capital Growth VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Core Equity VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS CROCI® International VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Income Builder VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Small Cap VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Government Money Market VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Small Mid Cap Growth VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Federated Hermes Government Money Fund II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Asset Manager: Growth Service Class 2**	—	—	—	—
Fidelity VIP Contrafund Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Contrafund Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Equity-Income Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Equity-Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Government Money Market Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period April 29, 2016* to December 31, 2016 and for the Four Years Ended on December 31 2020
Fidelity VIP Government Money Market Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth & Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP High Income Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP High Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Index 500 Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Index 500 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Investment Grade Bond Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Mid Cap Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Overseas Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Overseas Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Flex Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Growth and Income VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Income VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Large Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Mutual Global Discovery VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Mutual Shares VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Small Cap Value VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Small-Mid Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin U.S. Government Securities VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT International Equity Insights Institutional Shares**	—	—	—	—
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT Strategic Growth Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Capital Appreciation Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Capital Appreciation Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Conservative Balanced Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Conservative Balanced Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. International Growth Series II**	—	—	—	—
Invesco Oppenheimer V.I. Main Street Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Value Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Value Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Comstock Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Comstock Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Core Plus Bond Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Plus Bond Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Equity and Income Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Equity and Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Global Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Global Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Money Market Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Money Market Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Securities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Securities Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Growth and Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Managed Volatility Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Managed Volatility Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Growth Series I	—	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	Four Years ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. Mid Cap Growth Series II	—	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	Four Years ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. S&P 500 Index Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. S&P 500 Index Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Technology Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Technology Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Value Opportunities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Value Opportunities Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson VIT Forty Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson VIT Global Research Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Service Shares**	—	—	—	—
Lazard Retirement Series Emerging Market Equity Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Bond Debenture	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Fundamental Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Growth and Income	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Growth Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Mid Cap Stock	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Growth Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Growth Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT High Yield Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Investors Trust Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Investors Trust Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT New Discovery Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT New Discovery Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Research Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Research Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Total Return Bond Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Utilities Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Utilities Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Core Plus Fixed Income Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Discovery Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Discovery Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Franchise Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Strategist Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Strategist Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Neuberger Berman AMT Mid Cap Growth Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Neuberger Berman AMT Sustainable Equity Class I	December 31, 2020	December 31, 2020	For the Period April 30, 2019* to December 31, 2019 and for theYear Ended December 31, 2020	For the Period April 30, 2019* to December 31, 2019 and for the Year Ended December 31, 2020
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Real Return Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Total Return Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Total Return Institutional Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Profund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Putnam VT Diversified Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Equity Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT George Putnam Balanced Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Asset Allocation Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Equity Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Health Care Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Government Money Market Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Growth Opportunities Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT High Yield Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Equity Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Value Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Mortgage Securities Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Multi-Cap Core Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Research Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Small Cap Growth Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Small Cap Value Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Sustainable Future Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Sustainable Leaders Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Rydex VT NASDAQ-100®**	—	—	—	—
Templeton Developing Markets VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Foreign VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Global Bond VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Global Bond	December 31, 2020	For the Period November 13, 2020* to December 31, 2020	For the Period November 13, 2020* to December 31, 2020	For the Period November 13, 2020* to December 31, 2020

* date represents commencement of operations
** sub-account was available but did not have assets at December 31, 2020 and did not have any activity for the year / period ended December 31, 2020
# represents the date the sub-account ceased operations
! sub-account was available but did not have assets at December 31, 2020

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
ASSETS
Investments, at fair value	$33,921,001	$4,837,295	$35,857,968	$6,993,858	$8,858
Due from (to) Allstate Life Insurance Company	1,334	—	(57)	(47)	—
Total assets	$33,922,335	$4,837,295	$35,857,911	$6,993,811	$8,858
NET ASSETS
Accumulation units	$33,519,107	$4,837,295	$35,830,662	$6,993,232	$8,858
Contracts in payout (annuitization) period	403,228	—	27,249	579	—
Total net assets	$33,922,335	$4,837,295	$35,857,911	$6,993,811	$8,858
FUND SHARE INFORMATION
Number of shares	1,193,141	337,329	501,440	406,856	628
Cost of investments	$29,163,210	$5,005,623	$24,817,451	$6,912,145	$5,051
UNIT VALUE (1)
Lowest	$21.50	$9.18	$23.63	$33.38	$27.71
Highest	$35.17	$11.29	$57.14	$42.17	$28.37

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$425,919	$70,985	$—	$46,624	$35
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(504,057)	(70,665)	(502,510)	(91,106)	(98)
Administrative expense	(36,275)	(8,692)	(40,669)	(11,225)	(7)
Net investment income (loss)	(114,413)	(8,372)	(543,179)	(55,707)	(70)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,425,560	1,093,938	6,386,570	960,869	109
Cost of investments sold	6,141,337	1,286,053	5,046,988	1,155,360	76
Realized gains (losses) on fund shares	284,223	(192,115)	1,339,582	(194,491)	33
Realized gain distributions	1,747,600	—	2,657,462	287,204	105
Net realized gains (losses)	2,031,823	(192,115)	3,997,044	92,713	138
Change in unrealized gains (losses)	(2,116,737)	263,657	5,895,828	(20,239)	1,651
Net realized and change in
unrealized gains (losses) on investments	(84,914)	71,542	9,892,872	72,474	1,789
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(199,327)	$63,170	$9,349,693	$16,767	$1,719

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
ASSETS
Investments, at fair value	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
NET ASSETS
Accumulation units	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
FUND SHARE INFORMATION
Number of shares	142,019	67,272	30,736	235,090	121
Cost of investments	$1,825,120	$933,997	$349,738	$2,684,773	$1,223
UNIT VALUE (1)
Lowest	$11.30	$16.87	$14.22	$15.84	$12.41
Highest	$17.83	$25.75	$20.88	$23.73	$14.93

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(33,093)	(20,834)	(10,666)	(67,598)	(40)
Administrative expense	(3,152)	(2,154)	(1,016)	(7,725)	(4)
Net investment income (loss)	(36,245)	(22,988)	(11,682)	(75,323)	(44)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	989,410	312,808	746,575	1,069,692	2,370
Cost of investments sold	880,097	226,918	480,093	638,295	1,629
Realized gains (losses) on fund shares	109,313	85,890	266,482	431,397	741
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	109,313	85,890	266,482	431,397	741
Change in unrealized gains (losses)	(25,016)	49,713	(202,254)	133,337	(806)
Net realized and change in
unrealized gains (losses) on investments	84,297	135,603	64,228	564,734	(65)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$48,052	$112,615	$52,546	$489,411	$(109)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
ASSETS
Investments, at fair value	$49,994	$91,668	$510,085	$128,202	$55,703
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$49,994	$91,668	$510,085	$128,202	$55,703
NET ASSETS
Accumulation units	$49,994	$91,668	$510,085	$128,202	$55,703
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$49,994	$91,668	$510,085	$128,202	$55,703
FUND SHARE INFORMATION
Number of shares	4,306	5,769	33,780	9,915	4,393
Cost of investments	$46,781	$73,506	$467,194	$103,491	$42,691
UNIT VALUE (1)
Lowest	$9.24	$12.30	$11.31	$9.95	$10.05
Highest	$12.40	$16.41	$13.03	$11.31	$11.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(578)	(908)	(8,328)	(1,700)	(735)
Administrative expense	(74)	(122)	(769)	(190)	(82)
Net investment income (loss)	(652)	(1,030)	(9,097)	(1,890)	(817)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,084	5,783	27,944	2,030	852
Cost of investments sold	2,834	4,731	25,340	1,671	670
Realized gains (losses) on fund shares	250	1,052	2,604	359	182
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	250	1,052	2,604	359	182
Change in unrealized gains (losses)	990	4,593	22,495	7,863	4,303
Net realized and change in
unrealized gains (losses) on investments	1,240	5,645	25,099	8,222	4,485
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$588	$4,615	$16,002	$6,332	$3,668
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2026	2027	2029	2030	2031*
ASSETS
Investments, at fair value	$143,552	$—	$—	$166,089	$13,113
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$143,552	$—	$—	$166,089	$13,113
NET ASSETS
Accumulation units	$143,552	$—	$—	$166,089	$13,113
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$143,552	$—	$—	$166,089	$13,113
FUND SHARE INFORMATION
Number of shares	11,259	—	—	12,679	1,158
Cost of investments	$116,353	$—	$—	$158,616	$13,334
UNIT VALUE (1)
Lowest	$10.71	$—	$—	$12.36	$11.00
Highest	$11.66	$—	$—	$12.72	$11.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2026	2027	2029	2030	2031*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,228)	(26)	(92)	(3,812)	(54)
Administrative expense	(249)	(3)	(9)	(413)	(6)
Net investment income (loss)	(2,477)	(29)	(101)	(4,225)	(60)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	175,418	12,668	39,462	358,480	4,767
Cost of investments sold	150,299	10,754	35,287	342,674	4,809
Realized gains (losses) on fund shares	25,119	1,914	4,175	15,806	(42)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	25,119	1,914	4,175	15,806	(42)
Change in unrealized gains (losses)	(3,399)	(1,286)	(1,779)	7,473	(222)
Net realized and change in
unrealized gains (losses) on investments	21,720	628	2,396	23,279	(264)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$19,243	$599	$2,295	$19,054	$(324)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

					AST
	AST				Fidelity
	Capital Growth	AST	AST	AST	Institutional
	Asset	Cohen & Steers	Cohen & Steers	Emerging	AMSM
	Allocation	Global Realty	Realty	Markets Equity*	Quantitative
ASSETS
Investments, at fair value	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
NET ASSETS
Accumulation units	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
FUND SHARE INFORMATION
Number of shares	145,395	114	751	464	59,913
Cost of investments	$2,073,921	$893	$6,159	$4,299	$699,895
UNIT VALUE (1)
Lowest	$16.37	$13.37	$17.22	$8.88	$13.06
Highest	$27.08	$25.10	$35.57	$15.76	$21.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

					AST
	AST				Fidelity
	Capital Growth	AST	AST	AST	Institutional
	Asset	Cohen & Steers	Cohen & Steers	Emerging	AMSM
	Allocation	Global Realty	Realty	Markets Equity*	Quantitative
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(47,329)	(22)	(149)	(59)	(12,612)
Administrative expense	(5,021)	(3)	(15)	(6)	(1,453)
Net investment income (loss)	(52,350)	(25)	(164)	(65)	(14,065)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	982,372	141	694	375	407,228
Cost of investments sold	690,690	77	617	363	337,530
Realized gains (losses) on fund shares	291,682	64	77	12	69,698
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	291,682	64	77	12	69,698
Change in unrealized gains (losses)	112,223	(118)	(461)	162	(9,795)
Net realized and change in
unrealized gains (losses) on investments	403,905	(54)	(384)	174	59,903
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$351,555	$(79)	$(548)	$109	$45,838
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
ASSETS
Investments, at fair value	$467,373	$2,188	$195,604	$33,099	$1,369
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$467,373	$2,188	$195,604	$33,099	$1,369
NET ASSETS
Accumulation units	$467,373	$2,188	$195,604	$33,099	$1,369
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$467,373	$2,188	$195,604	$33,099	$1,369
FUND SHARE INFORMATION
Number of shares	28,070	85	195,604	2,834	41
Cost of investments	$306,611	$885	$195,604	$22,075	$885
UNIT VALUE (1)
Lowest	$13.11	$22.16	$7.38	$15.30	$14.01
Highest	$18.45	$32.48	$9.51	$20.59	$30.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$673	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(5,793)	(27)	(4,240)	(283)	(11)
Administrative expense	(632)	(3)	(395)	(45)	(1)
Net investment income (loss)	(6,425)	(30)	(3,962)	(328)	(12)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	63,356	172	663,922	719	14
Cost of investments sold	52,047	75	663,922	510	11
Realized gains (losses) on fund shares	11,309	97	—	209	3
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	11,309	97	—	209	3
Change in unrealized gains (losses)	23,191	(55)	—	694	(2)
Net realized and change in
unrealized gains (losses) on investments	34,500	42	—	903	1
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$28,075	$12	$(3,962)	$575	$(11)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
ASSETS
Investments, at fair value	$63,393	$22,070	$1,742,020	$132,919	$94,521
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$63,393	$22,070	$1,742,020	$132,919	$94,521
NET ASSETS
Accumulation units	$63,393	$22,070	$1,742,020	$132,919	$94,521
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$63,393	$22,070	$1,742,020	$132,919	$94,521
FUND SHARE INFORMATION
Number of shares	2,351	1,035	179,775	6,522	2,585
Cost of investments	$28,284	$19,189	$1,584,967	$90,213	$67,056
UNIT VALUE (1)
Lowest	$14.41	$8.53	$16.78	$15.90	$11.41
Highest	$29.30	$16.69	$21.02	$24.02	$21.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(545)	(239)	(30,068)	(1,373)	(1,440)
Administrative expense	(77)	(30)	(3,357)	(177)	(119)
Net investment income (loss)	(622)	(269)	(33,425)	(1,550)	(1,559)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	992	632	7,336,744	38,485	1,563
Cost of investments sold	524	592	6,850,757	34,766	1,326
Realized gains (losses) on fund shares	468	40	485,987	3,719	237
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	468	40	485,987	3,719	237
Change in unrealized gains (losses)	14,747	(231)	(21,196)	9,364	10,607
Net realized and change in
unrealized gains (losses) on investments	15,215	(191)	464,791	13,083	10,844
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,593	$(460)	$431,366	$11,533	$9,285
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation
ASSETS
Investments, at fair value	$1,746,416	$202,510	$22,213	$5,668	$—
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$1,746,416	$202,510	$22,213	$5,668	$—
NET ASSETS
Accumulation units	$1,746,416	$202,510	$22,213	$5,668	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$1,746,416	$202,510	$22,213	$5,668	$—
FUND SHARE INFORMATION
Number of shares	75,439	2,409	807	130	—
Cost of investments	$1,136,213	$48,778	$9,086	$1,137	$—
UNIT VALUE (1)
Lowest	$13.55	$29.40	$19.89	$30.90	$—
Highest	$18.53	$53.94	$33.52	$50.32	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(21,297)	(2,470)	(168)	(48)	(304)
Administrative expense	(2,373)	(274)	(30)	(7)	(24)
Net investment income (loss)	(23,670)	(2,744)	(198)	(55)	(328)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	402,790	22,554	1,562	68	183,257
Cost of investments sold	319,435	6,495	758	15	133,943
Realized gains (losses) on fund shares	83,355	16,059	804	53	49,314
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	83,355	16,059	804	53	49,314
Change in unrealized gains (losses)	83,871	35,809	1,887	1,278	(49,743)
Net realized and change in
unrealized gains (losses) on investments	167,226	51,868	2,691	1,331	(429)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$143,556	$49,124	$2,493	$1,276	$(757)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha
ASSETS
Investments, at fair value	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
NET ASSETS
Accumulation units	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
FUND SHARE INFORMATION
Number of shares	3,097	617	200,979	516,942	678
Cost of investments	$19,916	$9,543	$2,461,216	$7,436,485	$8,741
UNIT VALUE (1)
Lowest	$28.81	$16.64	$14.48	$13.34	$17.74
Highest	$45.76	$32.01	$18.93	$23.46	$35.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(525)	(216)	(52,552)	(123,472)	(244)
Administrative expense	(62)	(27)	(5,724)	(13,807)	(40)
Net investment income (loss)	(587)	(243)	(58,276)	(137,279)	(284)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,965	2,023	694,387	5,627,905	12,599
Cost of investments sold	4,228	2,349	507,512	4,917,660	8,613
Realized gains (losses) on fund shares	1,737	(326)	186,875	710,245	3,986
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	1,737	(326)	186,875	710,245	3,986
Change in unrealized gains (losses)	11,031	(745)	132,982	(353,385)	(7,336)
Net realized and change in
unrealized gains (losses) on investments	12,768	(1,071)	319,857	356,860	(3,350)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,181	$(1,314)	$261,581	$219,581	$(3,634)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
ASSETS
Investments, at fair value	$11,042	$18,157	$32,320	$3,466,662	$10,076
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$11,042	$18,157	$32,320	$3,466,662	$10,076
NET ASSETS
Accumulation units	$11,042	$18,157	$32,320	$3,466,662	$10,076
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$11,042	$18,157	$32,320	$3,466,662	$10,076
FUND SHARE INFORMATION
Number of shares	140	557	1,106	91,930	156
Cost of investments	$8,646	$5,520	$11,626	$2,123,857	$1,554
UNIT VALUE (1)
Lowest	$32.05	$25.14	$16.39	$16.97	$39.29
Highest	$55.95	$49.22	$28.71	$25.09	$64.28

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(33)	(228)	(292)	(47,249)	(87)
Administrative expense	(6)	(31)	(39)	(4,704)	(13)
Net investment income (loss)	(39)	(259)	(331)	(51,953)	(100)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,360	14,226	1,227	1,690,388	2,047
Cost of investments sold	1,454	6,878	1,225	1,384,608	1,887
Realized gains (losses) on fund shares	(94)	7,348	2	305,780	160
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(94)	7,348	2	305,780	160
Change in unrealized gains (losses)	2,211	(2,439)	(81)	(22,894)	2,454
Net realized and change in
unrealized gains (losses) on investments	2,117	4,909	(79)	282,886	2,614
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,078	$4,650	$(410)	$230,933	$2,514
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST		AST	AST
	T. Rowe Price	T. Rowe Price	AST	WEDGE Capital	Wellington
	Large-Cap	Natural	Templeton	Mid-Cap	Management
	Value	Resources	Global Bond*	Value	Hedged Equity
ASSETS
Investments, at fair value	$104,494	$21,477	$—	$32,144	$244,150
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$104,494	$21,477	$—	$32,144	$244,150
NET ASSETS
Accumulation units	$104,494	$21,477	$—	$32,144	$244,150
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$104,494	$21,477	$—	$32,144	$244,150
FUND SHARE INFORMATION
Number of shares	5,944	975	—	1,331	13,140
Cost of investments	$88,688	$22,046	$—	$11,899	$170,747
UNIT VALUE (1)
Lowest	$12.07	$6.65	$—	$15.10	$12.47
Highest	$24.16	$13.21	$—	$27.23	$23.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST		AST	AST
	T. Rowe Price	T. Rowe Price	AST	WEDGE Capital	Wellington
	Large-Cap	Natural	Templeton	Mid-Cap	Management
	Value	Resources	Global Bond*	Value	Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,309)	(307)	(212)	(365)	(3,202)
Administrative expense	(135)	(35)	(24)	(40)	(337)
Net investment income (loss)	(1,444)	(342)	(236)	(405)	(3,539)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,417	8,789	20,024	405	58,282
Cost of investments sold	3,573	12,039	20,844	185	51,614
Realized gains (losses) on fund shares	(156)	(3,250)	(820)	220	6,668
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(156)	(3,250)	(820)	220	6,668
Change in unrealized gains (losses)	1,685	938	(322)	(2,311)	4,597
Net realized and change in
unrealized gains (losses) on investments	1,529	(2,312)	(1,142)	(2,091)	11,265
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$85	$(2,654)	$(1,378)	$(2,496)	$7,726
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST		BNY Mellon		BNY Mellon VIF
	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core Plus	Stock Index	Equity Portfolio,	Government	Income
	Bond	Fund, Inc.	Inc	Money Market	Initial Shares
ASSETS
Investments, at fair value	$67,269	$258,699	$15,536	$173,554	$21,034
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$67,269	$258,699	$15,536	$173,554	$21,034
NET ASSETS
Accumulation units	$67,269	$258,699	$15,536	$173,554	$21,034
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$67,269	$258,699	$15,536	$173,554	$21,034
FUND SHARE INFORMATION
Number of shares	4,426	4,025	329	173,554	590
Cost of investments	$54,121	$140,823	$10,723	$173,555	$14,649
UNIT VALUE (1)
Lowest	$13.11	$25.52	$18.52	$8.32	$26.71
Highest	$16.23	$41.95	$36.26	$11.19	$39.16

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST		BNY Mellon		BNY Mellon VIF
	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core Plus	Stock Index	Equity Portfolio,	Government	Income
	Bond	Fund, Inc.	Inc	Money Market	Initial Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,623	$141	$372	$147
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(628)	(3,049)	(139)	(2,259)	(238)
Administrative expense	(96)	(232)	(13)	(176)	(18)
Net investment income (loss)	(724)	342	(11)	(2,063)	(109)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,331	26,311	161	3,946	3,082
Cost of investments sold	2,748	16,969	131	3,946	2,352
Realized gains (losses) on fund shares	583	9,342	30	—	730
Realized gain distributions	—	14,128	153	—	1,414
Net realized gains (losses)	583	23,470	183	—	2,144
Change in unrealized gains (losses)	4,397	10,352	2,705	—	2,171
Net realized and change in
unrealized gains (losses) on investments	4,980	33,822	2,888	—	4,315
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,256	$34,164	$2,877	$(2,063)	$4,206
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Global Income
	Bond VIP	VIP	Core Equity VIP	International VIP	Builder VIP
	Class A	Class A	Class A	Class A	Class A
ASSETS
Investments, at fair value	$166,760	$1,733,778	$543,806	$133,117	$483,844
Due from (to) Allstate Life Insurance Company	125	(3,017)	94	9	196
Total assets	$166,885	$1,730,761	$543,900	$133,126	$484,040
NET ASSETS
Accumulation units	$148,066	$1,459,191	$542,099	$124,407	$445,777
Contracts in payout (annuitization) period	18,819	271,570	1,801	8,719	38,263
Total net assets	$166,885	$1,730,761	$543,900	$133,126	$484,040
FUND SHARE INFORMATION
Number of shares	27,701	40,930	44,465	18,386	19,300
Cost of investments	$157,765	$1,035,078	$451,860	$163,636	$440,897
UNIT VALUE (1)
Lowest	$19.57	$51.15	$34.34	$13.79	$21.61
Highest	$20.01	$52.30	$35.11	$14.10	$21.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Global Income
	Bond VIP	VIP	Core Equity VIP	International VIP	Builder VIP
	Class A	Class A	Class A	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$4,828	$7,973	$6,690	$4,422	$11,280
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(680)	(6,437)	(1,998)	(524)	(1,495)
Administrative expense	(508)	(4,736)	(1,439)	(376)	(1,060)
Net investment income (loss)	3,640	(3,200)	3,253	3,522	8,725
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,005	321,898	47,233	17,058	80,183
Cost of investments sold	26,393	218,918	45,973	23,704	78,427
Realized gains (losses) on fund shares	612	102,980	1,260	(6,646)	1,756
Realized gain distributions	—	108,367	22,630	—	8,307
Net realized gains (losses)	612	211,347	23,890	(6,646)	10,063
Change in unrealized gains (losses)	9,485	320,800	44,399	4,551	8,100
Net realized and change in
unrealized gains (losses) on investments	10,097	532,147	68,289	(2,095)	18,163
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$13,737	$528,947	$71,542	$1,427	$26,888
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP	Money Market	Growth VIP	Money	Contrafund
	Class A	VIP Class A	Class A	Fund II*	Initial Class
ASSETS
Investments, at fair value	$570,847	$81,792	$395,129	$2,012,874	$4,737,239
Due from (to) Allstate Life Insurance Company	—	5	—	396	226
Total assets	$570,847	$81,797	$395,129	$2,013,270	$4,737,465
NET ASSETS
Accumulation units	$570,847	$72,751	$395,129	$1,970,102	$4,711,471
Contracts in payout (annuitization) period	—	9,046	—	43,168	25,994
Total net assets	$570,847	$81,797	$395,129	$2,013,270	$4,737,465
FUND SHARE INFORMATION
Number of shares	47,970	81,792	22,669	2,012,874	98,344
Cost of investments	$591,084	$81,792	$355,178	$2,012,874	$2,847,176
UNIT VALUE (1)
Lowest	$44.48	$10.12	$31.85	$8.33	$39.12
Highest	$45.48	$10.26	$32.35	$11.80	$72.17

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP	Money Market	Growth VIP	Money	Contrafund
	Class A	VIP Class A	Class A	Fund II*	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$4,379	$157	$135	$4,899	$10,984
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,175)	(320)	(1,221)	(28,726)	(56,679)
Administrative expense	(1,563)	(240)	(890)	(2,211)	(4,472)
Net investment income (loss)	641	(403)	(1,976)	(26,038)	(50,167)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	130,219	11,909	42,541	431,605	1,179,447
Cost of investments sold	160,916	11,909	54,481	431,605	846,688
Realized gains (losses) on fund shares	(30,697)	—	(11,940)	—	332,759
Realized gain distributions	—	—	4,560	—	23,840
Net realized gains (losses)	(30,697)	—	(7,380)	—	356,599
Change in unrealized gains (losses)	106,979	—	92,970	—	840,819
Net realized and change in
unrealized gains (losses) on investments	76,282	—	85,590	—	1,197,418
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$76,923	$(403)	$83,614	$(26,038)	$1,147,251
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$27,175,031	$534,056	$522,073	$2,670,565	$3,040,088
Due from (to) Allstate Life Insurance Company	2,413	75	—	(403)	—
Total assets	$27,177,444	$534,131	$522,073	$2,670,162	$3,040,088
NET ASSETS
Accumulation units	$27,103,033	$525,563	$522,073	$2,467,895	$3,040,088
Contracts in payout (annuitization) period	74,411	8,568	—	202,267	—
Total net assets	$27,177,444	$534,131	$522,073	$2,670,162	$3,040,088
FUND SHARE INFORMATION
Number of shares	581,533	22,345	22,523	188,466	203,759
Cost of investments	$17,474,105	$467,780	$474,849	$2,235,591	$2,406,783
UNIT VALUE (1)
Lowest	$25.69	$25.14	$22.06	$15.45	$16.50
Highest	$54.36	$32.40	$29.28	$19.04	$20.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$20,774	$8,669	$7,659	$26,680	$28,211
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(369,083)	(6,415)	(6,820)	(40,452)	(43,677)
Administrative expense	(48,196)	(478)	(460)	(4,945)	(5,545)
Net investment income (loss)	(396,505)	1,776	379	(18,717)	(21,011)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,236,164	77,898	23,409	451,393	706,102
Cost of investments sold	4,658,076	73,017	23,606	415,861	633,459
Realized gains (losses) on fund shares	1,578,088	4,881	(197)	35,532	72,643
Realized gain distributions	139,723	22,068	21,441	113,469	175,329
Net realized gains (losses)	1,717,811	26,949	21,244	149,001	247,972
Change in unrealized gains (losses)	5,063,683	(4,112)	3,572	121,012	127,240
Net realized and change in
unrealized gains (losses) on investments	6,781,494	22,837	24,816	270,013	375,212
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,384,989	$24,613	$25,195	$251,296	$354,201
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$694,168	$588,158	$30,238,448	$39,742,128	$3,559,525
Due from (to) Allstate Life Insurance Company	—	—	3,421	(1,837)	1
Total assets	$694,168	$588,158	$30,241,869	$39,740,291	$3,559,526
NET ASSETS
Accumulation units	$694,168	$588,158	$29,621,254	$39,325,761	$3,559,395
Contracts in payout (annuitization) period	—	—	620,615	414,530	131
Total net assets	$694,168	$588,158	$30,241,869	$39,740,291	$3,559,526
FUND SHARE INFORMATION
Number of shares	41,492	46,385	30,238,448	39,742,128	163,882
Cost of investments	$537,436	$506,635	$30,238,449	$39,742,129	$2,683,471
UNIT VALUE (1)
Lowest	$17.98	$12.93	$9.53	$7.92	$23.30
Highest	$22.16	$15.94	$10.15	$9.75	$28.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$6,117	$6,066	$101,936	$100,832	$62,167
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,227)	(9,219)	(415,801)	(659,058)	(50,284)
Administrative expense	(1,229)	(1,170)	(30,478)	(58,554)	(6,176)
Net investment income (loss)	(4,339)	(4,323)	(344,343)	(616,780)	5,707
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	272,105	110,091	10,335,572	14,209,600	636,669
Cost of investments sold	197,923	97,091	10,335,572	14,209,600	530,630
Realized gains (losses) on fund shares	74,182	13,000	—	—	106,039
Realized gain distributions	34,681	11,393	—	—	169,740
Net realized gains (losses)	108,863	24,393	—	—	275,779
Change in unrealized gains (losses)	(17,802)	29,081	—	—	(62,908)
Net realized and change in
unrealized gains (losses) on investments	91,061	53,474	—	—	212,871
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$86,722	$49,151	$(344,343)	$(616,780)	$218,578
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Growth	High Income	High Income
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$3,956,826	$2,454,712	$181,595	$188,480	$1,581,746
Due from (to) Allstate Life Insurance Company	41	—	—	11	—
Total assets	$3,956,867	$2,454,712	$181,595	$188,491	$1,581,746
NET ASSETS
Accumulation units	$3,933,060	$2,454,712	$181,595	$186,796	$1,581,746
Contracts in payout (annuitization) period	23,807	—	—	1,695	—
Total net assets	$3,956,867	$2,454,712	$181,595	$188,491	$1,581,746
FUND SHARE INFORMATION
Number of shares	38,416	32,261	1,805	35,495	310,756
Cost of investments	$2,206,515	$1,291,418	$84,221	$200,743	$1,659,710
UNIT VALUE (1)
Lowest	$28.24	$51.93	$32.95	$17.58	$16.36
Highest	$62.73	$63.99	$50.13	$21.49	$26.26

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Growth	High Income	High Income
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,735	$—	$62	$9,198	$69,232
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(44,222)	(29,485)	(2,365)	(2,310)	(22,340)
Administrative expense	(3,451)	(3,674)	(156)	(187)	(2,631)
Net investment income (loss)	(44,938)	(33,159)	(2,459)	6,701	44,261
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	959,478	558,743	18,191	34,509	294,883
Cost of investments sold	652,859	391,796	9,330	37,902	320,601
Realized gains (losses) on fund shares	306,619	166,947	8,861	(3,393)	(25,718)
Realized gain distributions	342,400	108,281	14,453	—	—
Net realized gains (losses)	649,019	275,228	23,314	(3,393)	(25,718)
Change in unrealized gains (losses)	615,526	784,907	35,244	(2,022)	(18,519)
Net realized and change in
unrealized gains (losses) on investments	1,264,545	1,060,135	58,558	(5,415)	(44,237)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,219,607	$1,026,976	$56,099	$1,286	$24
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Investment	Fidelity VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$3,534,387	$9,175,726	$650,782	$746	$6,702,306
Due from (to) Allstate Life Insurance Company	109	(43)	—	—	1,553
Total assets	$3,534,496	$9,175,683	$650,782	$746	$6,703,859
NET ASSETS
Accumulation units	$3,529,893	$9,080,938	$650,782	$746	$6,650,407
Contracts in payout (annuitization) period	4,603	94,745	—	—	53,452
Total net assets	$3,534,496	$9,175,683	$650,782	$746	$6,703,859
FUND SHARE INFORMATION
Number of shares	9,512	25,020	46,188	54	179,735
Cost of investments	$1,625,938	$5,143,985	$588,364	$691	$5,602,720
UNIT VALUE (1)
Lowest	$26.29	$24.92	$21.36	$17.76	$20.25
Highest	$32.27	$39.64	$23.27	$17.76	$33.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Investment	Fidelity VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$55,104	$135,399	$14,001	$14	$23,408
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(40,679)	(141,997)	(7,437)	(10)	(87,525)
Administrative expense	(3,167)	(17,875)	(639)	(1)	(11,277)
Net investment income (loss)	11,258	(24,473)	5,925	3	(75,394)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	476,268	4,526,879	82,920	13	1,816,724
Cost of investments sold	256,116	3,154,889	78,026	13	1,912,756
Realized gains (losses) on fund shares	220,152	1,371,990	4,894	—	(96,032)
Realized gain distributions	10,767	37,665	232	—	—
Net realized gains (losses)	230,919	1,409,655	5,126	—	(96,032)
Change in unrealized gains (losses)	241,929	(258,072)	38,219	44	1,019,696
Net realized and change in
unrealized gains (losses) on investments	472,848	1,151,583	43,345	44	923,664
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$484,106	$1,127,110	$49,270	$47	$848,270
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas	Overseas	Flex Cap Growth	and Income	Income
	Initial Class	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$582,970	$6,204	$1,139,900	$14,796,013	$49,936,216
Due from (to) Allstate Life Insurance Company	—	—	—	795	6,378
Total assets	$582,970	$6,204	$1,139,900	$14,796,808	$49,942,594
NET ASSETS
Accumulation units	$582,970	$6,204	$1,139,900	$14,634,636	$49,256,422
Contracts in payout (annuitization) period	—	—	—	162,172	686,172
Total net assets	$582,970	$6,204	$1,139,900	$14,796,808	$49,942,594
FUND SHARE INFORMATION
Number of shares	21,982	236	104,386	1,140,787	3,320,227
Cost of investments	$436,350	$3,933	$883,916	$14,995,029	$50,089,950
UNIT VALUE (1)
Lowest	$15.94	$17.88	$34.40	$27.12	$17.28
Highest	$21.27	$27.54	$42.31	$35.12	$21.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas	Overseas	Flex Cap Growth	and Income	Income
	Initial Class	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,269	$12	$—	$532,778	$2,941,291
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,847)	(92)	(14,433)	(200,729)	(729,405)
Administrative expense	(511)	(5)	(1,808)	(26,701)	(79,025)
Net investment income (loss)	(5,089)	(85)	(16,241)	305,348	2,132,861
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	43,024	1,367	320,508	2,825,920	11,732,079
Cost of investments sold	35,030	1,116	299,731	2,899,902	12,396,433
Realized gains (losses) on fund shares	7,994	251	20,777	(73,982)	(664,354)
Realized gain distributions	2,322	22	59,187	3,114,504	41,662
Net realized gains (losses)	10,316	273	79,964	3,040,522	(622,692)
Change in unrealized gains (losses)	67,250	552	267,203	(2,947,148)	(2,652,477)
Net realized and change in
unrealized gains (losses) on investments	77,566	825	347,167	93,374	(3,275,169)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$72,477	$740	$330,926	$398,722	$(1,142,308)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$17,433,877	$5,467,387	$28,726,156	$14,851,788	$1,003,759
Due from (to) Allstate Life Insurance Company	899	921	284	1,343	—
Total assets	$17,434,776	$5,468,308	$28,726,440	$14,853,131	$1,003,759
NET ASSETS
Accumulation units	$17,246,225	$5,288,552	$28,515,971	$14,781,236	$1,003,759
Contracts in payout (annuitization) period	188,551	179,756	210,469	71,895	—
Total net assets	$17,434,776	$5,468,308	$28,726,440	$14,853,131	$1,003,759
FUND SHARE INFORMATION
Number of shares	608,512	323,323	1,731,534	1,024,261	43,434
Cost of investments	$11,167,881	$6,189,298	$30,216,003	$15,687,902	$749,338
UNIT VALUE (1)
Lowest	$31.27	$15.16	$16.78	$25.38	$26.89
Highest	$39.41	$23.45	$35.00	$48.32	$76.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$122,076	$762,333	$196,671	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(227,054)	(76,602)	(399,896)	(187,123)	(11,426)
Administrative expense	(30,237)	(10,054)	(46,173)	(22,926)	(1,471)
Net investment income (loss)	(257,291)	35,420	316,264	(13,378)	(12,897)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,248,883	1,681,635	5,372,705	2,453,952	135,650
Cost of investments sold	4,018,238	2,025,765	6,000,387	3,083,503	128,879
Realized gains (losses) on fund shares	1,230,645	(344,130)	(627,682)	(629,551)	6,771
Realized gain distributions	1,559,187	97,778	1,059,850	836,493	109,338
Net realized gains (losses)	2,789,832	(246,352)	432,168	206,942	116,109
Change in unrealized gains (losses)	3,043,116	(252,381)	(3,139,503)	242,016	258,789
Net realized and change in
unrealized gains (losses) on investments	5,832,948	(498,733)	(2,707,335)	448,958	374,898
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,575,657	$(463,313)	$(2,391,071)	$435,580	$362,001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value	Cap Value	Equity Insights	Growth
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$6,712,425	$1,402,123	$1,461,553	$2,833,261	$5,815
Due from (to) Allstate Life Insurance Company	(3,057)	755	—	1	—
Total assets	$6,709,368	$1,402,878	$1,461,553	$2,833,262	$5,815
NET ASSETS
Accumulation units	$6,633,951	$1,386,628	$1,461,553	$2,833,135	$5,815
Contracts in payout (annuitization) period	75,417	16,250	—	127	—
Total net assets	$6,709,368	$1,402,878	$1,461,553	$2,833,262	$5,815
FUND SHARE INFORMATION
Number of shares	555,664	151,254	84,826	209,716	377
Cost of investments	$6,895,407	$1,516,420	$1,309,516	$2,607,989	$4,433
UNIT VALUE (1)
Lowest	$10.68	$17.70	$23.43	$21.46	$29.45
Highest	$13.54	$24.25	$60.73	$44.64	$47.27

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value	Cap Value	Equity Insights	Growth
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$219,026	$17,955	$8,133	$5,645	$4
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(95,053)	(20,329)	(19,206)	(39,946)	(90)
Administrative expense	(12,629)	(2,469)	(2,519)	(4,859)	(6)
Net investment income (loss)	111,344	(4,843)	(13,592)	(39,160)	(92)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,959,318	271,082	275,524	673,832	6,989
Cost of investments sold	2,004,865	331,305	307,586	738,137	7,161
Realized gains (losses) on fund shares	(45,547)	(60,223)	(32,062)	(64,305)	(172)
Realized gain distributions	—	23,630	20,659	35,105	433
Net realized gains (losses)	(45,547)	(36,593)	(11,403)	(29,200)	261
Change in unrealized gains (losses)	84,337	56,448	70,125	238,168	983
Net realized and change in
unrealized gains (losses) on investments	38,790	19,855	58,722	208,968	1,244
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$150,134	$15,012	$45,130	$169,808	$1,152
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Goldman Sachs	Invesco	Invesco	Invesco	Invesco
	VIT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Capital	Capital	Conservative	Conservative
	Institutional	Appreciation	Appreciation	Balanced	Balanced
	Shares	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$2,861,477	$4,068,313	$16,034,767	$994,699	$4,920,024
Due from (to) Allstate Life Insurance Company	1	62	293	273	(1,252)
Total assets	$2,861,478	$4,068,375	$16,035,060	$994,972	$4,918,772
NET ASSETS
Accumulation units	$2,861,331	$4,050,135	$15,968,360	$979,821	$4,861,736
Contracts in payout (annuitization) period	147	18,240	66,700	15,151	57,036
Total net assets	$2,861,478	$4,068,375	$16,035,060	$994,972	$4,918,772
FUND SHARE INFORMATION
Number of shares	142,504	57,838	233,607	55,477	278,282
Cost of investments	$2,165,079	$2,810,793	$11,111,769	$768,114	$4,087,235
UNIT VALUE (1)
Lowest	$23.81	$24.36	$33.41	$15.85	$16.48
Highest	$35.93	$39.53	$42.97	$21.54	$21.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Goldman Sachs	Invesco	Invesco	Invesco	Invesco
	VIT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Capital	Capital	Conservative	Conservative
	Institutional	Appreciation	Appreciation	Balanced	Balanced
	Shares	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$21,777	$—	$—	$19,463	$85,123
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(41,771)	(43,706)	(205,552)	(12,398)	(68,592)
Administrative expense	(5,192)	(3,422)	(27,415)	(937)	(9,003)
Net investment income (loss)	(25,186)	(47,128)	(232,967)	6,128	7,528
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	726,210	347,102	3,266,260	87,137	951,326
Cost of investments sold	604,463	243,251	2,327,267	69,706	839,640
Realized gains (losses) on fund shares	121,747	103,851	938,993	17,431	111,686
Realized gain distributions	109,406	521,778	2,142,441	21,627	107,583
Net realized gains (losses)	231,153	625,629	3,081,434	39,058	219,269
Change in unrealized gains (losses)	156,104	498,270	1,458,510	73,947	333,647
Net realized and change in
unrealized gains (losses) on investments	387,257	1,123,899	4,539,944	113,005	552,916
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$362,071	$1,076,771	$4,306,977	$119,133	$560,444
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco			Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.
	Discovery Mid	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global
	Cap Growth	Cap Growth	Global	Global	Strategic Income
	Series I*	Series II*	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$8,145,177	$14,355,620	$2,709,279	$7,240,584	$672,036
Due from (to) Allstate Life Insurance Company	277	(1,632)	10	1,704	(51)
Total assets	$8,145,454	$14,353,988	$2,709,289	$7,242,288	$671,985
NET ASSETS
Accumulation units	$7,898,529	$14,281,654	$2,707,623	$7,087,876	$649,994
Contracts in payout (annuitization) period	246,925	72,334	1,666	154,412	21,991
Total net assets	$8,145,454	$14,353,988	$2,709,289	$7,242,288	$671,985
FUND SHARE INFORMATION
Number of shares	76,173	146,411	51,982	140,977	138,850
Cost of investments	$5,430,972	$9,446,243	$1,811,529	$4,750,538	$693,679
UNIT VALUE (1)
Lowest	$14.66	$14.54	$32.93	$42.26	$4.41
Highest	$43.27	$53.12	$55.67	$54.72	$23.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco			Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.
	Discovery Mid	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global
	Cap Growth	Cap Growth	Global	Global	Strategic Income
	Series I*	Series II*	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$269	$—	$15,740	$28,393	$38,567
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,208)	(149,760)	(27,917)	(91,133)	(9,619)
Administrative expense	(4,937)	(16,389)	(2,248)	(12,170)	(726)
Net investment income (loss)	(69,876)	(166,149)	(14,425)	(74,910)	28,222
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	665,071	1,934,438	210,625	1,286,347	339,969
Cost of investments sold	539,676	1,495,524	186,850	982,956	392,290
Realized gains (losses) on fund shares	125,395	438,914	23,775	303,391	(52,321)
Realized gain distributions	56,148	428,017	82,010	235,456	—
Net realized gains (losses)	181,543	866,931	105,785	538,847	(52,321)
Change in unrealized gains (losses)	2,526,204	3,752,915	451,255	1,069,937	(8,320)
Net realized and change in
unrealized gains (losses) on investments	2,707,747	4,619,846	557,040	1,608,784	(60,641)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,637,871	$4,453,697	$542,615	$1,533,874	$(32,419)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street
	Strategic Income	Main Street	Main Street	Small Cap	Small Cap
	Series II*	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$24,069,863	$1,158,122	$23,861,067	$1,297,911	$10,539,494
Due from (to) Allstate Life Insurance Company	1,455	148	600	—	(199)
Total assets	$24,071,318	$1,158,270	$23,861,667	$1,297,911	$10,539,295
NET ASSETS
Accumulation units	$23,848,610	$1,146,075	$23,672,943	$1,297,911	$10,456,572
Contracts in payout (annuitization) period	222,708	12,195	188,724	—	82,723
Total net assets	$24,071,318	$1,158,270	$23,861,667	$1,297,911	$10,539,295
FUND SHARE INFORMATION
Number of shares	4,813,973	38,720	808,850	47,334	391,657
Cost of investments	$24,906,322	$953,728	$19,976,333	$1,030,353	$7,745,809
UNIT VALUE (1)
Lowest	$15.95	$23.57	$30.71	$54.49	$43.24
Highest	$20.65	$35.72	$39.77	$59.36	$55.99

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street
	Strategic Income	Main Street	Main Street	Small Cap	Small Cap
	Series II*	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$1,245,606	$15,463	$253,681	$6,702	$33,214
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(335,327)	(15,163)	(325,287)	(14,370)	(132,814)
Administrative expense	(44,892)	(1,097)	(42,389)	(1,106)	(17,363)
Net investment income (loss)	865,387	(797)	(113,995)	(8,774)	(116,963)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,946,279	210,290	4,277,901	200,461	2,046,990
Cost of investments sold	5,276,035	171,733	3,699,495	186,900	1,866,697
Realized gains (losses) on fund shares	(329,756)	38,557	578,406	13,561	180,293
Realized gain distributions	—	101,831	2,148,373	15,180	132,447
Net realized gains (losses)	(329,756)	140,388	2,726,779	28,741	312,740
Change in unrealized gains (losses)	(344,665)	(10,545)	(121,458)	176,261	1,462,409
Net realized and change in
unrealized gains (losses) on investments	(674,421)	129,843	2,605,321	205,002	1,775,149
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$190,966	$129,046	$2,491,326	$196,228	$1,658,186
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	Total Return	American	American	Invesco V.I.
	Bond	Bond	Franchise	Franchise	American Value
	Series I*	Series II*	Series I	Series II	Series I
ASSETS
Investments, at fair value	$469,811	$8,738,072	$95,088,461	$21,305,535	$23,722,644
Due from (to) Allstate Life Insurance Company	—	571	9,787	(1,090)	2,116
Total assets	$469,811	$8,738,643	$95,098,248	$21,304,445	$23,724,760
NET ASSETS
Accumulation units	$469,811	$8,674,919	$92,838,193	$21,267,521	$23,570,724
Contracts in payout (annuitization) period	—	63,724	2,260,055	36,924	154,036
Total net assets	$469,811	$8,738,643	$95,098,248	$21,304,445	$23,724,760
FUND SHARE INFORMATION
Number of shares	55,731	1,051,513	1,067,211	252,705	1,501,433
Cost of investments	$491,451	$8,658,001	$52,882,935	$11,150,509	$22,593,310
UNIT VALUE (1)
Lowest	$13.84	$8.72	$18.04	$27.36	$23.57
Highest	$15.08	$11.00	$56.60	$53.47	$41.75

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	Total Return	American	American	Invesco V.I.
	Bond	Bond	Franchise	Franchise	American Value
	Series I*	Series II*	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$14,593	$246,088	$57,581	$—	$192,555
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(5,812)	(117,537)	(1,109,755)	(294,837)	(336,564)
Administrative expense	(478)	(16,524)	(80,718)	(26,449)	(23,722)
Net investment income (loss)	8,303	112,027	(1,132,892)	(321,286)	(167,731)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	158,804	2,982,093	13,874,408	3,903,042	3,149,198
Cost of investments sold	171,751	3,018,549	8,963,158	2,307,481	3,475,210
Realized gains (losses) on fund shares	(12,947)	(36,456)	4,911,250	1,595,561	(326,012)
Realized gain distributions	—	—	6,007,780	1,405,175	205,209
Net realized gains (losses)	(12,947)	(36,456)	10,919,030	3,000,736	(120,803)
Change in unrealized gains (losses)	41,688	562,715	18,579,870	3,538,348	(41,708)
Net realized and change in
unrealized gains (losses) on investments	28,741	526,259	29,498,900	6,539,084	(162,511)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$37,044	$638,286	$28,366,008	$6,217,798	$(330,242)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	Comstock	Comstock	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$11,763,952	$16,336,414	$51,313,178	$54,811,047	$957,375
Due from (to) Allstate Life Insurance Company	91	(37)	1,705	10,050	(201)
Total assets	$11,764,043	$16,336,377	$51,314,883	$54,821,097	$957,174
NET ASSETS
Accumulation units	$11,742,339	$16,074,917	$51,107,966	$52,134,576	$953,676
Contracts in payout (annuitization) period	21,704	261,460	206,917	2,686,521	3,498
Total net assets	$11,764,043	$16,336,377	$51,314,883	$54,821,097	$957,174
FUND SHARE INFORMATION
Number of shares	753,134	1,012,797	3,193,104	1,801,217	31,617
Cost of investments	$11,217,191	$14,851,516	$44,947,236	$52,034,430	$917,488
UNIT VALUE (1)
Lowest	$22.88	$23.26	$19.73	$16.62	$18.94
Highest	$38.85	$34.01	$31.96	$43.62	$27.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	Comstock	Comstock	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$73,500	$356,692	$1,017,363	$674,978	$9,512
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(173,601)	(203,470)	(746,928)	(672,837)	(14,976)
Administrative expense	(22,029)	(14,882)	(73,042)	(50,525)	(1,371)
Net investment income (loss)	(122,130)	138,340	197,393	(48,384)	(6,835)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,436,338	3,398,631	8,345,421	8,167,766	121,221
Cost of investments sold	3,692,115	3,540,170	8,212,741	7,302,100	112,159
Realized gains (losses) on fund shares	(255,777)	(141,539)	132,680	865,666	9,062
Realized gain distributions	112,167	391,312	1,264,967	11,643,759	205,603
Net realized gains (losses)	(143,610)	249,773	1,397,647	12,509,425	214,665
Change in unrealized gains (losses)	144,582	(1,159,998)	(3,675,399)	(6,501,885)	(107,449)
Net realized and change in
unrealized gains (losses) on investments	972	(910,225)	(2,277,752)	6,007,540	107,216
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(121,158)	$(771,885)	$(2,080,359)	$5,959,156	$100,381
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Diversified	Diversified	Equity
	Core Plus Bond	Core Plus Bond	Dividend	Dividend	and Income
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$6,598,382	$329,919	$95,176,104	$23,122,049	$16,131,451
Due from (to) Allstate Life Insurance Company	726	—	12,052	229	3,662
Total assets	$6,599,108	$329,919	$95,188,156	$23,122,278	$16,135,113
NET ASSETS
Accumulation units	$6,450,930	$329,919	$93,403,629	$23,033,007	$15,595,635
Contracts in payout (annuitization) period	148,178	—	1,784,527	89,271	539,478
Total net assets	$6,599,108	$329,919	$95,188,156	$23,122,278	$16,135,113
FUND SHARE INFORMATION
Number of shares	952,147	47,884	3,700,471	906,036	899,690
Cost of investments	$6,537,937	$312,729	$61,108,255	$15,937,030	$14,535,231
UNIT VALUE (1)
Lowest	$15.01	$13.69	$20.70	$18.34	$14.57
Highest	$20.38	$16.87	$83.78	$28.30	$40.01

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Diversified	Diversified	Equity
	Core Plus Bond	Core Plus Bond	Dividend	Dividend	and Income
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$120,193	$6,451	$2,773,842	$615,076	$362,589
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(75,726)	(5,132)	(1,172,563)	(352,834)	(200,140)
Administrative expense	(5,804)	(352)	(84,763)	(27,605)	(14,665)
Net investment income (loss)	38,663	967	1,516,516	234,637	147,784
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	653,040	49,212	13,756,387	2,853,916	3,437,111
Cost of investments sold	667,632	50,787	9,153,299	2,008,322	3,371,143
Realized gains (losses) on fund shares	(14,592)	(1,575)	4,603,088	845,594	65,968
Realized gain distributions	34,261	1,945	2,306,820	560,671	667,937
Net realized gains (losses)	19,669	370	6,909,908	1,406,265	733,905
Change in unrealized gains (losses)	369,976	24,326	(10,723,525)	(2,195,613)	239,579
Net realized and change in
unrealized gains (losses) on investments	389,645	24,696	(3,813,617)	(789,348)	973,484
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$428,308	$25,663	$(2,297,101)	$(554,711)	$1,121,268
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Government	Government
	and Income	Core Equity	Core Equity	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$19,767,856	$19,714,150	$10,360,520	$3,523,521	$93,558
Due from (to) Allstate Life Insurance Company	988	872	336	(1,441)	179
Total assets	$19,768,844	$19,715,022	$10,360,856	$3,522,080	$93,737
NET ASSETS
Accumulation units	$19,565,686	$19,485,970	$10,321,312	$3,491,348	$85,894
Contracts in payout (annuitization) period	203,158	229,052	39,544	30,732	7,843
Total net assets	$19,768,844	$19,715,022	$10,360,856	$3,522,080	$93,737
FUND SHARE INFORMATION
Number of shares	1,109,307	1,715,766	900,915	3,523,521	93,558
Cost of investments	$17,327,233	$14,656,475	$7,606,733	$3,523,521	$93,558
UNIT VALUE (1)
Lowest	$15.27	$16.18	$16.17	$9.27	$7.55
Highest	$30.57	$40.07	$23.81	$11.38	$9.32

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Government	Government
	and Income	Core Equity	Core Equity	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$406,523	$237,187	$101,268	$11,527	$226
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(284,632)	(234,759)	(150,879)	(51,313)	(1,672)
Administrative expense	(29,890)	(17,368)	(12,360)	(3,959)	(104)
Net investment income (loss)	92,001	(14,940)	(61,971)	(43,745)	(1,550)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,913,031	3,058,357	1,398,001	2,235,575	15,716
Cost of investments sold	3,725,375	2,681,046	1,166,286	2,235,575	15,716
Realized gains (losses) on fund shares	187,656	377,311	231,715	—	—
Realized gain distributions	840,395	—	—	—	—
Net realized gains (losses)	1,028,051	377,311	231,715	—	—
Change in unrealized gains (losses)	176,124	1,525,614	864,179	—	—
Net realized and change in
unrealized gains (losses) on investments	1,204,175	1,902,925	1,095,894	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,296,176	$1,887,985	$1,033,923	$(43,745)	$(1,550)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
ASSETS
Investments, at fair value	$5,719,974	$221,921	$26,434,734	$7,962,255	$5,290,976
Due from (to) Allstate Life Insurance Company	418	—	2,771	444	(63)
Total assets	$5,720,392	$221,921	$26,437,505	$7,962,699	$5,290,913
NET ASSETS
Accumulation units	$5,619,752	$221,921	$26,347,494	$7,769,423	$5,276,120
Contracts in payout (annuitization) period	100,640	—	90,011	193,276	14,793
Total net assets	$5,720,392	$221,921	$26,437,505	$7,962,699	$5,290,913
FUND SHARE INFORMATION
Number of shares	475,081	18,618	1,413,622	1,513,737	1,017,495
Cost of investments	$5,695,481	$222,167	$26,564,211	$8,372,505	$5,666,760
UNIT VALUE (1)
Lowest	$13.68	$11.95	$26.37	$8.32	$9.54
Highest	$19.16	$14.74	$36.02	$34.79	$24.92

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$140,490	$4,850	$478,113	$453,693	$296,419
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(68,849)	(3,617)	(359,578)	(102,891)	(83,385)
Administrative expense	(5,454)	(222)	(45,758)	(7,230)	(7,006)
Net investment income (loss)	66,187	1,011	72,777	343,572	206,028
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,201,864	10,703	4,647,217	1,719,299	798,529
Cost of investments sold	1,189,232	10,760	5,374,135	1,880,902	898,693
Realized gains (losses) on fund shares	12,632	(57)	(726,918)	(161,603)	(100,164)
Realized gain distributions	—	—	403,595	—	—
Net realized gains (losses)	12,632	(57)	(323,323)	(161,603)	(100,164)
Change in unrealized gains (losses)	166,252	8,171	84,478	(94,337)	(89,113)
Net realized and change in
unrealized gains (losses) on investments	178,884	8,114	(238,845)	(255,940)	(189,277)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$245,071	$9,125	$(166,068)	$87,632	$16,751
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Managed	Managed	Mid Cap
	Growth	Growth	Volatility	Volatility	Core Equity
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$14,138,712	$1,342,196	$4,205,830	$54,031	$7,372,122
Due from (to) Allstate Life Insurance Company	1,584	—	428	—	(488)
Total assets	$14,140,296	$1,342,196	$4,206,258	$54,031	$7,371,634
NET ASSETS
Accumulation units	$13,791,543	$1,342,104	$4,085,146	$54,031	$7,236,639
Contracts in payout (annuitization) period	348,753	92	121,112	—	134,995
Total net assets	$14,140,296	$1,342,196	$4,206,258	$54,031	$7,371,634
FUND SHARE INFORMATION
Number of shares	332,519	32,049	360,088	4,682	697,457
Cost of investments	$8,846,993	$1,007,804	$4,803,881	$65,332	$8,139,535
UNIT VALUE (1)
Lowest	$18.67	$12.20	$27.25	$23.24	$22.39
Highest	$37.15	$30.40	$30.11	$27.93	$35.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Managed	Managed	Mid Cap
	Growth	Growth	Volatility	Volatility	Core Equity
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$299,503	$29,059	$87,527	$934	$47,256
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(163,512)	(21,037)	(56,078)	(832)	(91,303)
Administrative expense	(12,501)	(2,328)	(4,150)	(55)	(6,650)
Net investment income (loss)	123,490	5,694	27,299	47	(50,697)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,603,714	326,850	609,706	14,995	988,534
Cost of investments sold	1,115,709	270,954	746,572	19,203	1,125,707
Realized gains (losses) on fund shares	488,005	55,896	(136,866)	(4,208)	(137,173)
Realized gain distributions	288,548	31,676	94,892	1,194	1,337,801
Net realized gains (losses)	776,553	87,572	(41,974)	(3,014)	1,200,628
Change in unrealized gains (losses)	649,020	58,171	(168,930)	(605)	(720,090)
Net realized and change in
unrealized gains (losses) on investments	1,425,573	145,743	(210,904)	(3,619)	480,538
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,549,063	$151,437	$(183,605)	$(3,572)	$429,841

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.
	Core Equity	Growth	Growth	S&P 500 Index	S&P 500 Index
	Series II	Series I*	Series II*	Series I	Series II
ASSETS
Investments, at fair value	$747,735	$—	$—	$34,598,041	$48,134,869
Due from (to) Allstate Life Insurance Company	6	—	—	3,822	1,304
Total assets	$747,741	$—	$—	$34,601,863	$48,136,173
NET ASSETS
Accumulation units	$737,573	$—	$—	$34,344,723	$47,669,876
Contracts in payout (annuitization) period	10,168	—	—	257,140	466,297
Total net assets	$747,741	$—	$—	$34,601,863	$48,136,173
FUND SHARE INFORMATION
Number of shares	73,021	—	—	1,705,177	2,388,827
Cost of investments	$844,395	$—	$—	$26,412,319	$34,526,466
UNIT VALUE (1)
Lowest	$20.02	$—	$—	$25.13	$22.59
Highest	$28.39	$—	$—	$35.59	$42.31

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.
	Core Equity	Growth	Growth	S&P 500 Index	S&P 500 Index
	Series II	Series I*	Series II*	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$3,537	$—	$—	$517,644	$622,761
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(11,133)	(24,089)	(34,238)	(434,152)	(690,996)
Administrative expense	(1,158)	(1,849)	(3,086)	(30,955)	(58,048)
Net investment income (loss)	(8,754)	(25,938)	(37,324)	52,537	(126,283)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	122,342	5,784,573	6,697,480	5,356,050	7,499,180
Cost of investments sold	149,769	6,885,712	8,379,984	4,366,498	5,807,523
Realized gains (losses) on fund shares	(27,427)	(1,101,139)	(1,682,504)	989,552	1,691,657
Realized gain distributions	152,912	1,566,424	1,950,755	2,072,156	2,945,636
Net realized gains (losses)	125,485	465,285	268,251	3,061,708	4,637,293
Change in unrealized gains (losses)	(77,931)	(832,068)	(648,969)	1,704,421	2,019,668
Net realized and change in
unrealized gains (losses) on investments	47,554	(366,783)	(380,718)	4,766,129	6,656,961
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$38,800	$(392,721)	$(418,042)	$4,818,666	$6,530,678
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Invesco V.I.	Invesco V.I.	Janus Henderson
	Invesco V.I.	Invesco V.I.	Value	Value	VIT Forty
	Technology	Technology	Opportunities	Opportunities	Institutional
	Series I	Series II	Series I	Series II	Shares
ASSETS
Investments, at fair value	$4,778,744	$5,836	$4,989,381	$2,397,365	$248
Due from (to) Allstate Life Insurance Company	301	—	(383)	(40)	—
Total assets	$4,779,045	$5,836	$4,988,998	$2,397,325	$248
NET ASSETS
Accumulation units	$4,746,000	$5,836	$4,875,267	$2,391,557	$248
Contracts in payout (annuitization) period	33,045	—	113,731	5,768	—
Total net assets	$4,779,045	$5,836	$4,988,998	$2,397,325	$248
FUND SHARE INFORMATION
Number of shares	130,745	171	887,790	427,338	4
Cost of investments	$2,929,273	$2,984	$5,879,746	$2,640,772	$140
UNIT VALUE (1)
Lowest	$45.18	$38.49	$17.82	$14.66	$63.49
Highest	$49.93	$46.25	$22.08	$23.18	$63.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Janus Henderson
	Invesco V.I.	Invesco V.I.	Value	Value	VIT Forty
	Technology	Technology	Opportunities	Opportunities	Institutional
	Series I	Series II	Series I	Series II	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$16,751	$1,878	$1
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(51,768)	(86)	(55,795)	(32,872)	(3)
Administrative expense	(4,028)	(6)	(4,226)	(3,952)	—
Net investment income (loss)	(55,796)	(92)	(43,270)	(34,946)	(2)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,396,170	3,762	674,521	552,732	6
Cost of investments sold	987,812	2,012	961,777	747,113	4
Realized gains (losses) on fund shares	408,358	1,750	(287,256)	(194,381)	2
Realized gain distributions	346,049	469	189,958	96,861	14
Net realized gains (losses)	754,407	2,219	(97,298)	(97,520)	16
Change in unrealized gains (losses)	813,933	208	260,181	237,511	54
Net realized and change in
unrealized gains (losses) on investments	1,568,340	2,427	162,883	139,991	70
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,512,544	$2,335	$119,613	$105,045	$68
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbet	Lord Abbet
	Market Equity	Cap Value	Lord Abbet	Fundamental	Growth
	Service Shares	Class I	Bond Debenture*	Equity	and Income
ASSETS
Investments, at fair value	$202	$822	$10,210,150	$2,144,013	$5,962,221
Due from (to) Allstate Life Insurance Company	—	—	14,593	(140)	500
Total assets	$202	$822	$10,224,743	$2,143,873	$5,962,721
NET ASSETS
Accumulation units	$202	$822	$10,044,875	$2,133,019	$5,821,009
Contracts in payout (annuitization) period	—	—	179,868	10,854	141,712
Total net assets	$202	$822	$10,224,743	$2,143,873	$5,962,721
FUND SHARE INFORMATION
Number of shares	10	41	817,466	129,080	170,642
Cost of investments	$168	$769	$9,752,269	$2,107,848	$5,126,996
UNIT VALUE (1)
Lowest	$51.42	$27.78	$18.26	$21.63	$17.93
Highest	$51.42	$27.78	$23.01	$27.26	$22.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbet	Lord Abbet
	Market Equity	Cap Value	Lord Abbet	Fundamental	Growth
	Service Shares	Class I	Bond Debenture*	Equity	and Income
NET INVESTMENT INCOME (LOSS)
Dividends	$3	$10	$367,462	$24,426	$92,854
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(8)	(142,846)	(29,855)	(81,106)
Administrative expense	—	—	(18,787)	(3,849)	(10,667)
Net investment income (loss)	2	2	205,829	(9,278)	1,081
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3	13	1,784,461	404,962	1,053,835
Cost of investments sold	3	12	1,774,710	443,743	1,003,112
Realized gains (losses) on fund shares	—	1	9,751	(38,781)	50,723
Realized gain distributions	—	79	—	3,364	—
Net realized gains (losses)	—	80	9,751	(35,417)	50,723
Change in unrealized gains (losses)	6	(38)	300,168	21,793	(62,151)
Net realized and change in
unrealized gains (losses) on investments	6	42	309,919	(13,624)	(11,428)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8	$44	$515,748	$(22,902)	$(10,347)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Lord Abbet	Lord Abbet	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$4,838,813	$7,409,083	$1,045,338	$66,816	$164,097
Due from (to) Allstate Life Insurance Company	553	1,308	178	—	—
Total assets	$4,839,366	$7,410,391	$1,045,516	$66,816	$164,097
NET ASSETS
Accumulation units	$4,808,258	$7,370,633	$1,005,143	$66,816	$164,097
Contracts in payout (annuitization) period	31,108	39,758	40,373	—	—
Total net assets	$4,839,366	$7,410,391	$1,045,516	$66,816	$164,097
FUND SHARE INFORMATION
Number of shares	294,332	307,558	14,163	951	28,890
Cost of investments	$3,918,301	$6,398,198	$525,093	$27,888	$173,053
UNIT VALUE (1)
Lowest	$38.29	$17.24	$25.23	$35.58	$21.97
Highest	$48.26	$21.74	$66.78	$59.12	$23.93

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Lord Abbet	Lord Abbet	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$74,131	$—	$—	$9,027
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(57,540)	(101,871)	(12,158)	(908)	(1,907)
Administrative expense	(7,775)	(13,019)	(941)	(60)	(166)
Net investment income (loss)	(65,315)	(40,759)	(13,099)	(968)	6,954
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,052,741	1,376,591	211,829	10,451	32,685
Cost of investments sold	962,827	1,334,094	110,184	4,936	34,771
Realized gains (losses) on fund shares	89,914	42,497	101,645	5,515	(2,086)
Realized gain distributions	468,618	—	62,787	4,086	—
Net realized gains (losses)	558,532	42,497	164,432	9,601	(2,086)
Change in unrealized gains (losses)	880,997	57,074	112,652	6,917	984
Net realized and change in
unrealized gains (losses) on investments	1,439,529	99,571	277,084	16,518	(1,102)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,374,214	$58,812	$263,985	$15,550	$5,852
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$780,750	$151,964	$1,380,896	$107,167	$477,212
Due from (to) Allstate Life Insurance Company	—	—	—	—	32
Total assets	$780,750	$151,964	$1,380,896	$107,167	$477,244
NET ASSETS
Accumulation units	$780,750	$151,964	$1,380,896	$107,167	$473,375
Contracts in payout (annuitization) period	—	—	—	—	3,869
Total net assets	$780,750	$151,964	$1,380,896	$107,167	$477,244
FUND SHARE INFORMATION
Number of shares	21,349	4,222	51,220	4,539	14,518
Cost of investments	$501,678	$92,186	$882,890	$73,590	$336,443
UNIT VALUE (1)
Lowest	$25.65	$25.98	$41.26	$40.58	$23.62
Highest	$33.14	$36.06	$90.31	$59.00	$32.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$5,399	$571	$—	$—	$3,210
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,355)	(1,911)	(13,789)	(1,173)	(6,106)
Administrative expense	(783)	(133)	(1,130)	(82)	(437)
Net investment income (loss)	(5,739)	(1,473)	(14,919)	(1,255)	(3,333)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	347,873	12,480	442,668	19,333	50,517
Cost of investments sold	272,476	7,842	368,990	14,182	40,810
Realized gains (losses) on fund shares	75,397	4,638	73,678	5,151	9,707
Realized gain distributions	25,825	4,118	106,403	8,903	17,697
Net realized gains (losses)	101,222	8,756	180,081	14,054	27,404
Change in unrealized gains (losses)	(9,971)	8,837	275,472	21,146	37,296
Net realized and change in
unrealized gains (losses) on investments	91,251	17,593	455,553	35,200	64,700
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$85,512	$16,120	$440,634	$33,945	$61,367
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
ASSETS
Investments, at fair value	$41,219	$663,577	$201,402	$280,453	$177,992
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$41,219	$663,577	$201,402	$280,453	$177,992
NET ASSETS
Accumulation units	$41,219	$663,577	$201,402	$280,453	$177,992
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$41,219	$663,577	$201,402	$280,453	$177,992
FUND SHARE INFORMATION
Number of shares	1,275	46,996	5,701	8,085	15,187
Cost of investments	$25,454	$615,267	$146,104	$200,271	$161,755
UNIT VALUE (1)
Lowest	$27.35	$21.77	$40.53	$30.76	$15.57
Highest	$41.07	$23.72	$44.65	$44.49	$21.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$194	$22,766	$4,570	$6,825	$4,923
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(544)	(9,420)	(2,363)	(4,774)	(2,480)
Administrative expense	(37)	(814)	(183)	(327)	(171)
Net investment income (loss)	(387)	12,532	2,024	1,724	2,272
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,329	834,767	4,022	167,086	12,411
Cost of investments sold	3,552	778,233	3,064	122,905	11,384
Realized gains (losses) on fund shares	1,777	56,534	958	44,181	1,027
Realized gain distributions	1,465	—	4,766	8,075	1,800
Net realized gains (losses)	3,242	56,534	5,724	52,256	2,827
Change in unrealized gains (losses)	2,397	2,521	847	(46,795)	5,236
Net realized and change in
unrealized gains (losses) on investments	5,639	59,055	6,571	5,461	8,063
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,252	$71,587	$8,595	$7,185	$10,335
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
ASSETS
Investments, at fair value	$31,504,705	$20,475,435	$4,256,991	$11,817,036	$3,023,129
Due from (to) Allstate Life Insurance Company	(5,191)	451	—	(5)	(71)
Total assets	$31,499,514	$20,475,886	$4,256,991	$11,817,031	$3,023,058
NET ASSETS
Accumulation units	$30,994,002	$20,162,436	$4,256,991	$11,586,231	$2,937,059
Contracts in payout (annuitization) period	505,512	313,450	—	230,800	85,999
Total net assets	$31,499,514	$20,475,886	$4,256,991	$11,817,031	$3,023,058
FUND SHARE INFORMATION
Number of shares	1,068,318	720,966	555,018	666,500	171,185
Cost of investments	$13,666,194	$9,048,742	$4,404,662	$9,136,940	$2,462,529
UNIT VALUE (1)
Lowest	$97.52	$59.09	$20.14	$21.05	$35.22
Highest	$129.03	$144.99	$31.38	$37.61	$44.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$199,493	$143,096	$36,333
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(328,564)	(223,770)	(63,346)	(160,030)	(39,571)
Administrative expense	(20,929)	(28,234)	(8,400)	(10,314)	(5,091)
Net investment income (loss)	(349,493)	(252,004)	127,747	(27,248)	(8,329)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,564,699	5,631,942	1,322,703	1,860,211	521,673
Cost of investments sold	2,165,716	3,437,883	1,447,862	1,704,477	508,926
Realized gains (losses) on fund shares	1,398,983	2,194,059	(125,159)	155,734	12,747
Realized gain distributions	2,343,640	1,691,575	—	173,643	45,950
Net realized gains (losses)	3,742,623	3,885,634	(125,159)	329,377	58,697
Change in unrealized gains (losses)	16,078,493	10,113,484	121,817	976,469	264,818
Net realized and change in
unrealized gains (losses) on investments	19,821,116	13,999,118	(3,342)	1,305,846	323,515
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$19,471,623	$13,747,114	$124,405	$1,278,598	$315,186
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
ASSETS
Investments, at fair value	$22,230,451	$24,390,195	$8,047,691	$43,281,210	$14,440,413
Due from (to) Allstate Life Insurance Company	858	6,954	151	6,836	1,990
Total assets	$22,231,309	$24,397,149	$8,047,842	$43,288,046	$14,442,403
NET ASSETS
Accumulation units	$22,085,396	$23,583,242	$7,947,322	$42,276,885	$14,323,313
Contracts in payout (annuitization) period	145,913	813,907	100,520	1,011,161	119,090
Total net assets	$22,231,309	$24,397,149	$8,047,842	$43,288,046	$14,442,403
FUND SHARE INFORMATION
Number of shares	1,769,940	3,143,066	1,045,155	3,938,236	1,321,172
Cost of investments	$23,529,184	$25,659,706	$8,548,117	$39,996,731	$13,267,474
UNIT VALUE (1)
Lowest	$35.59	$18.99	$16.92	$14.08	$15.18
Highest	$55.55	$79.16	$37.12	$76.95	$22.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$180,833	$421,979	$115,840	$598,046	$183,095
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(324,250)	(323,610)	(132,538)	(533,720)	(221,159)
Administrative expense	(41,076)	(23,408)	(8,919)	(33,881)	(17,082)
Net investment income (loss)	(184,493)	74,961	(25,617)	30,445	(55,146)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,099,416	5,656,503	1,406,508	7,346,212	1,944,611
Cost of investments sold	4,649,875	6,171,669	1,552,466	7,449,545	1,970,942
Realized gains (losses) on fund shares	(550,459)	(515,166)	(145,958)	(103,333)	(26,331)
Realized gain distributions	2,199,198	388,738	126,874	3,060,394	1,015,376
Net realized gains (losses)	1,648,739	(126,428)	(19,084)	2,957,061	989,045
Change in unrealized gains (losses)	765,557	(824,227)	(297,979)	481,660	172,954
Net realized and change in
unrealized gains (losses) on investments	2,414,296	(950,655)	(317,063)	3,438,721	1,161,999
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,229,803	$(875,694)	$(342,680)	$3,469,166	$1,106,853
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
ASSETS
Investments, at fair value	$476,348,738	$108,614,831	$9,163,161	$13,911,857	$32,912,836
Due from (to) Allstate Life Insurance Company	40,328	4,006	(6)	1,198	5,682
Total assets	$476,389,066	$108,618,837	$9,163,155	$13,913,055	$32,918,518
NET ASSETS
Accumulation units	$472,769,288	$108,258,890	$9,143,223	$13,871,122	$32,081,983
Contracts in payout (annuitization) period	3,619,778	359,947	19,932	41,933	836,535
Total net assets	$476,389,066	$108,618,837	$9,163,155	$13,913,055	$32,918,518
FUND SHARE INFORMATION
Number of shares	6,782,696	1,668,943	534,919	816,903	2,691,156
Cost of investments	$246,566,193	$57,558,913	$8,497,363	$13,160,320	$29,482,407
UNIT VALUE (1)
Lowest	$22.44	$22.16	$25.79	$24.64	$21.88
Highest	$113.36	$125.49	$52.62	$35.54	$69.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$251,802	$368,080	$1,095,955
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,632,911)	(1,342,716)	(142,871)	(212,461)	(432,790)
Administrative expense	(315,461)	(107,922)	(9,011)	(27,808)	(31,608)
Net investment income (loss)	(4,948,372)	(1,450,638)	99,920	127,811	631,557
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	54,730,810	18,370,204	1,218,041	5,179,291	6,924,660
Cost of investments sold	37,200,020	12,581,295	1,141,117	5,039,944	6,373,885
Realized gains (losses) on fund shares	17,530,790	5,788,909	76,924	139,347	550,775
Realized gain distributions	36,818,427	9,200,723	249,985	410,456	679,928
Net realized gains (losses)	54,349,217	14,989,632	326,909	549,803	1,230,703
Change in unrealized gains (losses)	219,688,289	49,190,816	(2,578,810)	(4,204,253)	999,658
Net realized and change in
unrealized gains (losses) on investments	274,037,506	64,180,448	(2,251,901)	(3,654,450)	2,230,361
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$269,089,134	$62,729,810	$(2,151,981)	$(3,526,639)	$2,861,918
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I*	Advisor Class	Advisor Class
ASSETS
Investments, at fair value	$38,949,768	$2,004	$33,224	$399,840	$407,451
Due from (to) Allstate Life Insurance Company	2,396	—	—	—	—
Total assets	$38,952,164	$2,004	$33,224	$399,840	$407,451
NET ASSETS
Accumulation units	$38,707,516	$2,004	$33,224	$399,840	$407,451
Contracts in payout (annuitization) period	244,648	—	—	—	—
Total net assets	$38,952,164	$2,004	$33,224	$399,840	$407,451
FUND SHARE INFORMATION
Number of shares	3,189,989	50	1,083	65,227	30,316
Cost of investments	$34,978,430	$1,493	$28,276	$814,377	$401,460
UNIT VALUE (1)
Lowest	$16.75	$29.53	$12.74	$4.52	$16.18
Highest	$26.11	$60.73	$12.84	$5.49	$19.64

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I*	Advisor Class	Advisor Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,167,814	$—	$173	$22,780	$19,625
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(609,492)	(24)	(413)	(5,342)	(6,288)
Administrative expense	(55,659)	(1)	(28)	(696)	(831)
Net investment income (loss)	502,663	(25)	(268)	16,742	12,506
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,379,907	34	720	66,143	131,220
Cost of investments sold	6,913,277	32	719	156,278	133,748
Realized gains (losses) on fund shares	466,630	2	1	(90,135)	(2,528)
Realized gain distributions	785,486	81	1,187	—	—
Net realized gains (losses)	1,252,116	83	1,188	(90,135)	(2,528)
Change in unrealized gains (losses)	1,202,107	491	4,060	72,100	8,399
Net realized and change in
unrealized gains (losses) on investments	2,454,223	574	5,248	(18,035)	5,871
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,956,886	$549	$4,980	$(1,293)	$18,377

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class	Advisor Class	Advisor Class	Class	Class IB
ASSETS
Investments, at fair value	$795	$2,894,719	$7,505,864	$446	$12,625,269
Due from (to) Allstate Life Insurance Company	—	282	—	—	(8,072)
Total assets	$795	$2,895,001	$7,505,864	$446	$12,617,197
NET ASSETS
Accumulation units	$795	$2,884,457	$7,505,864	$446	$12,563,389
Contracts in payout (annuitization) period	—	10,544	—	—	53,808
Total net assets	$795	$2,895,001	$7,505,864	$446	$12,617,197
FUND SHARE INFORMATION
Number of shares	71	207,954	647,616	38	2,211,080
Cost of investments	$745	$2,638,614	$7,095,236	$415	$15,243,590
UNIT VALUE (1)
Lowest	$20.14	$12.93	$14.47	$19.79	$15.47
Highest	$20.14	$15.69	$17.57	$19.79	$23.99

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class	Advisor Class	Advisor Class	Class	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$42	$37,609	$146,715	$9	$982,265
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(11)	(42,710)	(107,349)	(7)	(177,556)
Administrative expense	(1)	(5,472)	(13,809)	—	(100)
Net investment income (loss)	30	(10,573)	25,557	2	804,609
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14	795,116	1,605,728	8	2,239,206
Cost of investments sold	13	763,960	1,539,336	7	2,817,747
Realized gains (losses) on fund shares	1	31,156	66,392	1	(578,541)
Realized gain distributions	—	—	80,471	5	—
Net realized gains (losses)	1	31,156	146,863	6	(578,541)
Change in unrealized gains (losses)	(4)	244,954	291,180	21	(595,036)
Net realized and change in
unrealized gains (losses) on investments	(3)	276,110	438,043	27	(1,173,577)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27	$265,537	$463,600	$29	$(368,968)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT
	Emerging		Putnam VT	Putnam VT
	Markets	Putnam VT	George Putnam	Global	Putnam VT
	Equity Fund	Equity Income	Balanced	Asset Allocation	Global Equity
	Class IB*	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$9,075,884	$139,441,461	$42,378,979	$16,225,888	$17,869,673
Due from (to) Allstate Life Insurance Company	684	(43,168)	394	42	(57)
Total assets	$9,076,568	$139,398,293	$42,379,373	$16,225,930	$17,869,616
NET ASSETS
Accumulation units	$9,054,220	$138,419,491	$42,062,345	$16,150,784	$17,813,079
Contracts in payout (annuitization) period	22,348	978,802	317,028	75,146	56,537
Total net assets	$9,076,568	$139,398,293	$42,379,373	$16,225,930	$17,869,616
FUND SHARE INFORMATION
Number of shares	366,406	5,466,149	3,014,152	878,500	839,346
Cost of investments	$5,951,741	$111,360,907	$30,889,321	$13,796,637	$13,515,715
UNIT VALUE (1)
Lowest	$9.81	$13.11	$19.46	$19.23	$10.09
Highest	$22.66	$45.18	$26.49	$31.46	$24.78

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT
	Emerging		Putnam VT	Putnam VT
	Markets	Putnam VT	George Putnam	Global	Putnam VT
	Equity Fund	Equity Income	Balanced	Asset Allocation	Global Equity
	Class IB*	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$2,910	$2,276,330	$449,113	$253,957	$28,917
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(108,452)	(1,828,549)	(545,469)	(204,127)	(232,953)
Administrative expense	—	(56,733)	(22,419)	(8,015)	(1,096)
Net investment income (loss)	(105,542)	391,048	(118,775)	41,815	(205,132)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,650,456	22,230,780	5,677,779	2,207,835	3,111,611
Cost of investments sold	1,352,721	19,958,365	4,490,391	2,068,096	2,684,436
Realized gains (losses) on fund shares	297,735	2,272,415	1,187,388	139,739	427,175
Realized gain distributions	—	9,165,368	2,160,992	262,070	146,452
Net realized gains (losses)	297,735	11,437,783	3,348,380	401,809	573,627
Change in unrealized gains (losses)	1,743,689	(7,697,976)	1,810,233	1,202,725	890,361
Net realized and change in
unrealized gains (losses) on investments	2,041,424	3,739,807	5,158,613	1,604,534	1,463,988
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,935,882	$4,130,855	$5,039,838	$1,646,349	$1,258,856
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	Global	Government	Growth	Putnam VT	Putnam VT
	Health Care	Money Market	Opportunities	High Yield	Income
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$20,717,086	$28,268,522	$120,642,274	$16,306,078	$41,034,257
Due from (to) Allstate Life Insurance Company	(1,331)	(2,387)	(3,142)	(7,656)	(10,100)
Total assets	$20,715,755	$28,266,135	$120,639,132	$16,298,422	$41,024,157
NET ASSETS
Accumulation units	$20,627,167	$28,108,837	$120,017,552	$16,074,173	$40,617,262
Contracts in payout (annuitization) period	88,588	157,298	621,580	224,249	406,895
Total net assets	$20,715,755	$28,266,135	$120,639,132	$16,298,422	$41,024,157
FUND SHARE INFORMATION
Number of shares	1,199,600	28,268,523	8,291,566	2,617,348	3,580,651
Cost of investments	$16,484,452	$28,268,524	$68,125,726	$16,842,616	$41,103,928
UNIT VALUE (1)
Lowest	$28.62	$7.36	$16.77	$19.08	$14.88
Highest	$45.42	$11.39	$54.66	$30.84	$25.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	Global	Government	Growth	Putnam VT	Putnam VT
	Health Care	Money Market	Opportunities	High Yield	Income
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$98,768	$58,712	$43,085	$936,132	$1,950,988
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(274,642)	(416,943)	(1,546,490)	(231,278)	(571,640)
Administrative expense	(4,222)	(44,752)	(51,648)	(15,009)	(35,841)
Net investment income (loss)	(180,096)	(402,983)	(1,555,053)	689,845	1,343,507
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,025,216	22,878,061	19,561,713	3,271,805	8,190,297
Cost of investments sold	2,670,734	22,878,061	13,000,731	3,562,443	8,367,877
Realized gains (losses) on fund shares	354,482	—	6,560,982	(290,638)	(177,580)
Realized gain distributions	1,861,128	—	6,092,275	—	362,075
Net realized gains (losses)	2,215,610	—	12,653,257	(290,638)	184,495
Change in unrealized gains (losses)	626,934	—	23,155,733	117,864	121,992
Net realized and change in
unrealized gains (losses) on investments	2,842,544	—	35,808,990	(172,774)	306,487
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,662,448	$(402,983)	$34,253,937	$517,071	$1,649,994
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	International	International	Mortgage	Putnam VT	Putnam VT
	Equity	Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$46,465,691	$7,008,293	$8,155,422	$44,769,604	$20,550,497
Due from (to) Allstate Life Insurance Company	(9,171)	100	(30,060)	1,103	299
Total assets	$46,456,520	$7,008,393	$8,125,362	$44,770,707	$20,550,796
NET ASSETS
Accumulation units	$45,999,314	$6,991,326	$7,919,076	$44,531,110	$20,415,990
Contracts in payout (annuitization) period	457,206	17,067	206,286	239,597	134,806
Total net assets	$46,456,520	$7,008,393	$8,125,362	$44,770,707	$20,550,796
FUND SHARE INFORMATION
Number of shares	2,819,520	685,073	903,148	2,076,512	670,271
Cost of investments	$40,139,400	$7,830,269	$9,424,829	$27,840,082	$10,766,178
UNIT VALUE (1)
Lowest	$11.36	$12.33	$9.49	$16.24	$21.36
Highest	$25.41	$19.65	$21.05	$43.23	$45.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	International	International	Mortgage	Putnam VT	Putnam VT
	Equity	Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$694,796	$158,722	$806,933	$384,271	$112,769
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(615,067)	(87,807)	(117,445)	(560,108)	(262,038)
Administrative expense	(31,374)	—	—	(12,040)	(2,597)
Net investment income (loss)	48,355	70,915	689,488	(187,877)	(151,866)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,097,615	1,219,953	1,776,454	6,432,898	3,533,464
Cost of investments sold	7,201,316	1,592,643	2,105,946	4,687,366	2,039,614
Realized gains (losses) on fund shares	(103,701)	(372,690)	(329,492)	1,745,532	1,493,850
Realized gain distributions	—	93,240	—	1,672,452	2,153,028
Net realized gains (losses)	(103,701)	(279,450)	(329,492)	3,417,984	3,646,878
Change in unrealized gains (losses)	4,208,764	301,414	(675,115)	2,648,942	(179,760)
Net realized and change in
unrealized gains (losses) on investments	4,105,063	21,964	(1,004,607)	6,066,926	3,467,118
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,153,418	$92,879	$(315,119)	$5,879,049	$3,315,252
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
ASSETS
Investments, at fair value	$4,125,223	$22,981,817	$7,129,782	$81,756,969	$6,631,442
Due from (to) Allstate Life Insurance Company	(5)	629	253	2,725	—
Total assets	$4,125,218	$22,982,446	$7,130,035	$81,759,694	$6,631,442
NET ASSETS
Accumulation units	$4,113,257	$22,743,240	$7,128,699	$81,491,522	$6,631,442
Contracts in payout (annuitization) period	11,961	239,206	1,336	268,172	—
Total net assets	$4,125,218	$22,982,446	$7,130,035	$81,759,694	$6,631,442
FUND SHARE INFORMATION
Number of shares	180,772	2,295,886	303,008	1,846,363	569,712
Cost of investments	$2,886,059	$28,581,847	$4,670,689	$50,354,244	$5,284,392
UNIT VALUE (1)
Lowest	$39.86	$22.39	$45.57	$15.88	$29.72
Highest	$58.53	$50.07	$65.72	$60.48	$49.08

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1	$211,362	$6,183	$306,153	$241,123
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,631)	(286,193)	(81,385)	(1,007,981)	(85,816)
Administrative expense	(1)	(6,489)	—	(8,777)	(10,877)
Net investment income (loss)	(49,631)	(81,320)	(75,202)	(710,605)	144,430
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	870,474	4,132,069	1,139,265	12,309,931	1,060,512
Cost of investments sold	799,539	6,406,931	956,418	8,679,574	974,599
Realized gains (losses) on fund shares	70,935	(2,274,862)	182,847	3,630,357	85,913
Realized gain distributions	135,190	—	337,910	6,410,988	151,321
Net realized gains (losses)	206,125	(2,274,862)	520,757	10,041,345	237,234
Change in unrealized gains (losses)	1,227,259	2,555,585	2,078,577	8,519,119	513,693
Net realized and change in
unrealized gains (losses) on investments	1,433,384	280,723	2,599,334	18,560,464	750,927
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,383,753	$199,403	$2,524,132	$17,849,859	$895,357
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Templeton	Templeton	Templeton	AST
	Foreign	Global Bond	Growth	Global
	VIP Class 2	VIP Class 2	VIP Class 2	Bond *
ASSETS
Investments, at fair value	$27,879,730	$764,708	$375,788	$18,554
Due from (to) Allstate Life Insurance Company	(457)	(3,336)	9	—
Total assets	$27,879,273	$761,372	$375,797	$18,554
NET ASSETS
Accumulation units	$27,750,287	$662,063	$357,535	$18,554
Contracts in payout (annuitization) period	128,986	99,309	18,262	—
Total net assets	$27,879,273	$761,372	$375,797	$18,554
FUND SHARE INFORMATION
Number of shares	2,099,377	55,333	33,644	1,507
Cost of investments	$29,366,811	$900,435	$397,918	$18,388
UNIT VALUE (1)
Lowest	$12.85	$18.83	$16.88	$10.05
Highest	$22.60	$32.18	$26.49	$10.08

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Templeton	Templeton	Templeton	AST
	Foreign	Global Bond	Growth	Global
	VIP Class 2	VIP Class 2	VIP Class 2	Bond *
NET INVESTMENT INCOME (LOSS)
Dividends	$876,625	$65,999	$10,222	$1
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(380,857)	(10,804)	(4,619)	(30)
Administrative expense	(43,600)	(1,126)	(351)	(4)
Net investment income (loss)	452,168	54,069	5,252	(33)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,187,490	93,825	116,122	857
Cost of investments sold	6,203,608	106,116	134,980	855
Realized gains (losses) on fund shares	(1,016,118)	(12,291)	(18,858)	2
Realized gain distributions	1	1	1	1
Net realized gains (losses)	(1,016,117)	(12,290)	(18,857)	3
Change in unrealized gains (losses)	(342,292)	(98,499)	25,742	166
Net realized and change in
unrealized gains (losses) on investments	(1,358,409)	(110,789)	6,885	169
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(906,241)	$(56,720)	$12,137	$136

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114,413)	$(8,372)	$(543,179)	$(55,707)	$(70)
Net realized gains (losses)	2,031,823	(192,115)	3,997,044	92,713	138
Change in unrealized gains (losses)	(2,116,737)	263,657	5,895,828	(20,239)	1,651
Increase (decrease) in net assets from operations	(199,327)	63,170	9,349,693	16,767	1,719
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	804	—	—
Benefits	(1,448,785)	(201,897)	(1,799,342)	(171,875)	—
Payments on termination	(1,891,721)	(267,188)	(1,412,333)	(324,736)	—
Contract maintenance charge	(23,570)	(14,003)	(34,079)	(23,793)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(557,754)	(121,872)	(1,508,072)	34,811	(1)
Increase (decrease) in net assets from contract
transactions	(3,921,230)	(604,960)	(4,753,022)	(485,593)	(5)
INCREASE (DECREASE) IN NET ASSETS	(4,120,557)	(541,790)	4,596,671	(468,826)	1,714
NET ASSETS AT BEGINNING OF PERIOD	38,042,892	5,379,085	31,261,240	7,462,637	7,144
NET ASSETS AT END OF PERIOD	$33,922,335	$4,837,295	$35,857,911	$6,993,811	$8,858

UNITS OUTSTANDING
Units outstanding at beginning of period	1,476,600	513,201	1,358,891	193,833	320
Units issued	86,558	54,960	42,125	12,922	—
Units redeemed	(254,309)	(108,256)	(218,734)	(27,240)	—
Units outstanding at end of period	1,308,849	459,905	1,182,282	179,515	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2020
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,245)	$(22,988)	$(11,682)	$(75,323)	$(44)
Net realized gains (losses)	109,313	85,890	266,482	431,397	741
Change in unrealized gains (losses)	(25,016)	49,713	(202,254)	133,337	(806)
Increase (decrease) in net assets from operations	48,052	112,615	52,546	489,411	(109)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60,000	—	—	6,513	—
Benefits	—	—	—	(392)	—
Payments on termination	(152,714)	(77,591)	(470,710)	(258,650)	(2,320)
Contract maintenance charge	(8,322)	(6,858)	(3,418)	(26,002)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	115,067	149,977	62,176	(143,107)	1
Increase (decrease) in net assets from contract
transactions	14,031	65,528	(411,952)	(421,638)	(2,325)
INCREASE (DECREASE) IN NET ASSETS	62,083	178,143	(359,406)	67,773	(2,434)
NET ASSETS AT BEGINNING OF PERIOD	2,323,841	1,432,346	919,114	5,313,440	4,419
NET ASSETS AT END OF PERIOD	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985

UNITS OUTSTANDING
Units outstanding at beginning of period	196,405	82,612	67,686	320,306	322
Units issued	90,161	22,582	26,057	38,490	—
Units redeemed	(99,524)	(21,816)	(58,976)	(67,212)	(182)
Units outstanding at end of period	187,042	83,378	34,767	291,584	140
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(652)	$(1,030)	$(9,097)	$(1,890)	$(817)
Net realized gains (losses)	250	1,052	2,604	359	182
Change in unrealized gains (losses)	990	4,593	22,495	7,863	4,303
Increase (decrease) in net assets from operations	588	4,615	16,002	6,332	3,668
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(314)	(826)	—	—	—
Payments on termination	(2,099)	(1,815)	(8,337)	—	—
Contract maintenance charge	(20)	(23)	(70)	(140)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	4,313	14,304	(6,926)	—	—
Increase (decrease) in net assets from contract
transactions	1,880	11,640	(15,333)	(140)	(35)
INCREASE (DECREASE) IN NET ASSETS	2,468	16,255	669	6,192	3,633
NET ASSETS AT BEGINNING OF PERIOD	47,526	75,413	509,416	122,010	52,070
NET ASSETS AT END OF PERIOD	$49,994	$91,668	$510,085	$128,202	$55,703

UNITS OUTSTANDING
Units outstanding at beginning of period	4,077	5,185	41,564	11,352	4,953
Units issued	350	1,016	281	—	—
Units redeemed	(216)	(431)	(1,579)	(13)	(3)
Units outstanding at end of period	4,211	5,770	40,266	11,339	4,950
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2026	2027	2029	2030	2031*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,477)	$(29)	$(101)	$(4,225)	$(60)
Net realized gains (losses)	25,119	1,914	4,175	15,806	(42)
Change in unrealized gains (losses)	(3,399)	(1,286)	(1,779)	7,473	(222)
Increase (decrease) in net assets from operations	19,243	599	2,295	19,054	(324)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	—	—	—	(182,353)	—
Contract maintenance charge	(105)	(17)	(17)	(123)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(172,836)	(12,622)	(39,344)	329,511	13,437
Increase (decrease) in net assets from contract
transactions	(172,941)	(12,639)	(39,361)	147,035	13,437
INCREASE (DECREASE) IN NET ASSETS	(153,698)	(12,040)	(37,066)	166,089	13,113
NET ASSETS AT BEGINNING OF PERIOD	297,250	12,040	37,066	—	—
NET ASSETS AT END OF PERIOD	$143,552	$—	$—	$166,089	$13,113

UNITS OUTSTANDING
Units outstanding at beginning of period	27,808	1,132	3,469	—	—
Units issued	—	—	—	41,036	1,594
Units redeemed	(15,495)	(1,132)	(3,469)	(27,974)	(418)
Units outstanding at end of period	12,313	—	—	13,062	1,176
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					AST
	AST				Fidelity
	Capital Growth	AST	AST	AST	Institutional
	Asset	Cohen & Steers	Cohen & Steers	Emerging	AMSM
	Allocation	Global Realty	Realty	Markets Equity*	Quantitative
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(52,350)	$(25)	$(164)	$(65)	$(14,065)
Net realized gains (losses)	291,682	64	77	12	69,698
Change in unrealized gains (losses)	112,223	(118)	(461)	162	(9,795)
Increase (decrease) in net assets from operations	351,555	(79)	(548)	109	45,838
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	(307,123)	(106)	—	(285)	(84,332)
Contract maintenance charge	(13,631)	(9)	(5)	(25)	(3,767)
Transfers among the sub-accounts and with the
Fixed Account - net	(164,333)	(1)	(446)	—	19,759
Increase (decrease) in net assets from contract
transactions	(485,067)	(116)	(451)	(310)	(68,340)
INCREASE (DECREASE) IN NET ASSETS	(133,512)	(195)	(999)	(201)	(22,502)
NET ASSETS AT BEGINNING OF PERIOD	3,721,861	1,842	11,548	4,955	1,093,755
NET ASSETS AT END OF PERIOD	$3,588,349	$1,647	$10,549	$4,754	$1,071,253

UNITS OUTSTANDING
Units outstanding at beginning of period	228,094	116	561	506	77,335
Units issued	31,726	—	5	—	26,708
Units redeemed	(68,871)	(7)	(29)	(33)	(33,962)
Units outstanding at end of period	190,949	109	537	473	70,081
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,425)	$(30)	$(3,962)	$(328)	$(12)
Net realized gains (losses)	11,309	97	—	209	3
Change in unrealized gains (losses)	23,191	(55)	—	694	(2)
Increase (decrease) in net assets from operations	28,075	12	(3,962)	575	(11)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	(746,749)	(374)	—
Payments on termination	(11,517)	(132)	(591)	—	—
Contract maintenance charge	(765)	(11)	(6)	(19)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	73,173	1	645,226	2,816	—
Increase (decrease) in net assets from contract
transactions	60,891	(142)	(102,120)	2,423	(2)
INCREASE (DECREASE) IN NET ASSETS	88,966	(130)	(106,082)	2,998	(13)
NET ASSETS AT BEGINNING OF PERIOD	378,407	2,318	301,686	30,101	1,382
NET ASSETS AT END OF PERIOD	$467,373	$2,188	$195,604	$33,099	$1,369

UNITS OUTSTANDING
Units outstanding at beginning of period	26,752	94	48,016	1,637	81
Units issued	9,206	—	67,699	156	(1)
Units redeemed	(4,868)	(7)	(92,341)	(28)	—
Units outstanding at end of period	31,090	87	23,374	1,765	80
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(622)	$(269)	$(33,425)	$(1,550)	$(1,559)
Net realized gains (losses)	468	40	485,987	3,719	237
Change in unrealized gains (losses)	14,747	(231)	(21,196)	9,364	10,607
Increase (decrease) in net assets from operations	14,593	(460)	431,366	11,533	9,285
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	(242)	(347)	(111,491)	(4,311)	—
Contract maintenance charge	(26)	(16)	(19,732)	(571)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(103)	(1)	(539,755)	(7,781)	(1)
Increase (decrease) in net assets from contract
transactions	(371)	(364)	(670,978)	(12,663)	(4)
INCREASE (DECREASE) IN NET ASSETS	14,222	(824)	(239,612)	(1,130)	9,281
NET ASSETS AT BEGINNING OF PERIOD	49,171	22,894	1,981,632	134,049	85,240
NET ASSETS AT END OF PERIOD	$63,393	$22,070	$1,742,020	$132,919	$94,521

UNITS OUTSTANDING
Units outstanding at beginning of period	3,720	2,259	114,780	7,946	7,573
Units issued	—	—	386,011	1,841	—
Units redeemed	(78)	(73)	(414,170)	(2,700)	—
Units outstanding at end of period	3,642	2,186	86,621	7,087	7,573
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,670)	$(2,744)	$(198)	$(55)	$(328)
Net realized gains (losses)	83,355	16,059	804	53	49,314
Change in unrealized gains (losses)	83,871	35,809	1,887	1,278	(49,743)
Increase (decrease) in net assets from operations	143,556	49,124	2,493	1,276	(757)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18	—	—	—	—
Benefits	—	(2,653)	(919)	—	—
Payments on termination	(55,888)	(2,487)	—	—	(768)
Contract maintenance charge	(9,632)	(48)	(2)	(13)	—
Transfers among the sub-accounts and with the
Fixed Account - net	7,203	(14,549)	(443)	(1)	(181,978)
Increase (decrease) in net assets from contract
transactions	(58,299)	(19,737)	(1,364)	(14)	(182,746)
INCREASE (DECREASE) IN NET ASSETS	85,257	29,387	1,129	1,262	(183,503)
NET ASSETS AT BEGINNING OF PERIOD	1,661,159	173,123	21,084	4,406	183,503
NET ASSETS AT END OF PERIOD	$1,746,416	$202,510	$22,213	$5,668	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	118,416	6,674	978	151	12,358
Units issued	25,681	2	—	—	14
Units redeemed	(33,115)	(719)	(78)	—	(12,372)
Units outstanding at end of period	110,982	5,957	900	151	—
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(587)	$(243)	$(58,276)	$(137,279)	$(284)
Net realized gains (losses)	1,737	(326)	186,875	710,245	3,986
Change in unrealized gains (losses)	11,031	(745)	132,982	(353,385)	(7,336)
Increase (decrease) in net assets from operations	12,181	(1,314)	261,581	219,581	(3,634)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(519)	—	—	—	(911)
Payments on termination	(83)	—	(250,771)	(658,215)	—
Contract maintenance charge	(19)	(20)	(16,237)	(58,068)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,305)	(1,387)	142,300	11,111	(10,774)
Increase (decrease) in net assets from contract
transactions	(4,926)	(1,407)	(124,708)	(705,172)	(11,696)
INCREASE (DECREASE) IN NET ASSETS	7,255	(2,721)	136,873	(485,591)	(15,330)
NET ASSETS AT BEGINNING OF PERIOD	41,763	24,113	3,822,408	10,483,249	37,762
NET ASSETS AT END OF PERIOD	$49,018	$21,392	$3,959,281	$9,997,658	$22,432

UNITS OUTSTANDING
Units outstanding at beginning of period	1,653	1,185	247,088	713,386	1,649
Units issued	23	28	36,316	394,976	32
Units redeemed	(223)	(131)	(47,129)	(463,587)	(656)
Units outstanding at end of period	1,453	1,082	236,275	644,775	1,025
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39)	$(259)	$(331)	$(51,953)	$(100)
Net realized gains (losses)	(94)	7,348	2	305,780	160
Change in unrealized gains (losses)	2,211	(2,439)	(81)	(22,894)	2,454
Increase (decrease) in net assets from operations	2,078	4,650	(410)	230,933	2,514
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(156)	(369)	—	—	—
Payments on termination	—	(88)	—	(248,683)	—
Contract maintenance charge	—	(12)	(7)	(9,970)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	7,935	(13,012)	(731)	(71,071)	(1,489)
Increase (decrease) in net assets from contract
transactions	7,779	(13,481)	(738)	(329,724)	(1,495)
INCREASE (DECREASE) IN NET ASSETS	9,857	(8,831)	(1,148)	(98,791)	1,019
NET ASSETS AT BEGINNING OF PERIOD	1,185	26,988	33,468	3,565,453	9,057
NET ASSETS AT END OF PERIOD	$11,042	$18,157	$32,320	$3,466,662	$10,076

UNITS OUTSTANDING
Units outstanding at beginning of period	46	1,207	1,696	202,634	263
Units issued	295	29	14	90,838	16
Units redeemed	(64)	(625)	(67)	(113,710)	(69)
Units outstanding at end of period	277	611	1,643	179,762	210
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST		AST	AST
	T. Rowe Price	T. Rowe Price	AST	WEDGE Capital	Wellington
	Large-Cap	Natural	Templeton	Mid-Cap	Management
	Value	Resources	Global Bond*	Value	Hedged Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,444)	$(342)	$(236)	$(405)	$(3,539)
Net realized gains (losses)	(156)	(3,250)	(820)	220	6,668
Change in unrealized gains (losses)	1,685	938	(322)	(2,311)	4,597
Increase (decrease) in net assets from operations	85	(2,654)	(1,378)	(2,496)	7,726
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(711)	—	—	—	—
Payments on termination	—	(6,774)	—	—	(3,724)
Contract maintenance charge	(25)	(14)	(8)	—	(363)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,080)	(1,346)	(19,702)	(1)	(7,446)
Increase (decrease) in net assets from contract
transactions	(1,816)	(8,134)	(19,710)	(1)	(11,533)
INCREASE (DECREASE) IN NET ASSETS	(1,731)	(10,788)	(21,088)	(2,497)	(3,807)
NET ASSETS AT BEGINNING OF PERIOD	106,225	32,265	21,088	34,641	247,957
NET ASSETS AT END OF PERIOD	$104,494	$21,477	$—	$32,144	$244,150

UNITS OUTSTANDING
Units outstanding at beginning of period	7,735	3,723	1,889	1,834	18,065
Units issued	17	63	7	(1)	3,760
Units redeemed	(186)	(1,259)	(1,896)	—	(4,811)
Units outstanding at end of period	7,566	2,527	—	1,833	17,014
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST		BNY Mellon		BNY Mellon VIF
	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core Plus	Stock Index	Equity Portfolio,	Government	Income
	Bond	Fund, Inc.	Inc	Money Market	Initial Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(724)	$342	$(11)	$(2,063)	$(109)
Net realized gains (losses)	583	23,470	183	—	2,144
Change in unrealized gains (losses)	4,397	10,352	2,705	—	2,171
Increase (decrease) in net assets from operations	4,256	34,164	2,877	(2,063)	4,206
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(1,248)	(13,768)	—	(1,230)	(1,518)
Payments on termination	(1,336)	(8,991)	—	(198)	(483)
Contract maintenance charge	(24)	(158)	(8)	(82)	(30)
Transfers among the sub-accounts and with the
Fixed Account - net	4,133	10	(1)	564	(795)
Increase (decrease) in net assets from contract
transactions	1,525	(22,907)	(9)	(946)	(2,826)
INCREASE (DECREASE) IN NET ASSETS	5,781	11,257	2,868	(3,009)	1,380
NET ASSETS AT BEGINNING OF PERIOD	61,488	247,442	12,668	176,563	19,654
NET ASSETS AT END OF PERIOD	$67,269	$258,699	$15,536	$173,554	$21,034

UNITS OUTSTANDING
Units outstanding at beginning of period	4,233	8,009	505	17,820	706
Units issued	262	5	—	55	—
Units redeemed	(273)	(802)	—	(140)	(87)
Units outstanding at end of period	4,222	7,212	505	17,735	619
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Global Income
	Bond VIP	VIP	Core Equity VIP	International VIP	Builder VIP
	Class A	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,640	$(3,200)	$3,253	$3,522	$8,725
Net realized gains (losses)	612	211,347	23,890	(6,646)	10,063
Change in unrealized gains (losses)	9,485	320,800	44,399	4,551	8,100
Increase (decrease) in net assets from operations	13,737	528,947	71,542	1,427	26,888
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	180	—
Benefits	1,995	(63,430)	(18,913)	(1,177)	3,530
Payments on termination	(184)	(11,113)	(22,573)	(1,136)	(1,327)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(18,467)	(198,656)	698	(10,225)	79,041
Increase (decrease) in net assets from contract
transactions	(16,656)	(273,199)	(40,788)	(12,358)	81,244
INCREASE (DECREASE) IN NET ASSETS	(2,919)	255,748	30,754	(10,931)	108,132
NET ASSETS AT BEGINNING OF PERIOD	169,804	1,475,013	513,146	144,057	375,908
NET ASSETS AT END OF PERIOD	$166,885	$1,730,761	$543,900	$133,126	$484,040

UNITS OUTSTANDING
Units outstanding at beginning of period	9,192	38,999	16,913	10,447	18,474
Units issued	476	1,027	112	331	7,519
Units redeemed	(1,333)	(6,816)	(1,477)	(1,300)	(3,886)
Units outstanding at end of period	8,335	33,210	15,548	9,478	22,107
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP	Money Market	Growth VIP	Money	Contrafund
	Class A	VIP Class A	Class A	Fund II*	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$641	$(403)	$(1,976)	$(26,038)	$(50,167)
Net realized gains (losses)	(30,697)	—	(7,380)	—	356,599
Change in unrealized gains (losses)	106,979	—	92,970	—	840,819
Increase (decrease) in net assets from operations	76,923	(403)	83,614	(26,038)	1,147,251
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	240	60	1,663
Benefits	(17,668)	(2,441)	(14,055)	(132,346)	(50,130)
Payments on termination	(12,593)	(2,371)	(8,002)	(98,848)	(604,805)
Contract maintenance charge	—	—	—	(2,099)	(2,391)
Transfers among the sub-accounts and with the
Fixed Account - net	(76,907)	20,158	27,611	(133,744)	(257,577)
Increase (decrease) in net assets from contract
transactions	(106,988)	15,346	5,794	(366,977)	(913,240)
INCREASE (DECREASE) IN NET ASSETS	(30,065)	14,943	89,408	(393,015)	234,011
NET ASSETS AT BEGINNING OF PERIOD	600,912	66,854	305,721	2,406,285	4,503,454
NET ASSETS AT END OF PERIOD	$570,847	$81,797	$395,129	$2,013,270	$4,737,465

UNITS OUTSTANDING
Units outstanding at beginning of period	15,453	6,488	12,237	214,860	119,790
Units issued	456	2,586	1,758	3,207	4,805
Units redeemed	(3,301)	(1,103)	(1,761)	(37,128)	(27,037)
Units outstanding at end of period	12,608	7,971	12,234	180,939	97,558
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(396,505)	$1,776	$379	$(18,717)	$(21,011)
Net realized gains (losses)	1,717,811	26,949	21,244	149,001	247,972
Change in unrealized gains (losses)	5,063,683	(4,112)	3,572	121,012	127,240
Increase (decrease) in net assets from operations	6,384,989	24,613	25,195	251,296	354,201
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,619	180	—	—	—
Benefits	(1,013,264)	(4,084)	(1,606)	(27,045)	(14,157)
Payments on termination	(2,315,857)	(13,052)	(13,882)	(198,230)	(476,126)
Contract maintenance charge	(94,232)	(218)	(112)	(6,992)	(14,512)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,311,922)	(52,422)	10,482	21,990	46,269
Increase (decrease) in net assets from contract
transactions	(4,731,656)	(69,596)	(5,118)	(210,277)	(458,526)
INCREASE (DECREASE) IN NET ASSETS	1,653,333	(44,983)	20,077	41,019	(104,325)
NET ASSETS AT BEGINNING OF PERIOD	25,524,111	579,114	501,996	2,629,143	3,144,413
NET ASSETS AT END OF PERIOD	$27,177,444	$534,131	$522,073	$2,670,162	$3,040,088

UNITS OUTSTANDING
Units outstanding at beginning of period	976,681	21,258	22,309	162,645	185,450
Units issued	35,251	54	598	12,121	11,040
Units redeemed	(198,588)	(2,673)	(768)	(24,474)	(38,860)
Units outstanding at end of period	813,344	18,639	22,139	150,292	157,630
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,339)	$(4,323)	$(344,343)	$(616,780)	$5,707
Net realized gains (losses)	108,863	24,393	—	—	275,779
Change in unrealized gains (losses)	(17,802)	29,081	—	—	(62,908)
Increase (decrease) in net assets from operations	86,722	49,151	(344,343)	(616,780)	218,578
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,294	123,507	—
Benefits	—	(36,870)	(1,835,822)	(2,456,962)	(127,098)
Payments on termination	(11,393)	(33,788)	(2,546,402)	(5,434,607)	(198,175)
Contract maintenance charge	(2,227)	(3,245)	(16,386)	(72,542)	(11,574)
Transfers among the sub-accounts and with the
Fixed Account - net	(107,324)	(17,106)	2,456,235	5,541,165	62,674
Increase (decrease) in net assets from contract
transactions	(120,944)	(91,009)	(1,939,081)	(2,299,439)	(274,173)
INCREASE (DECREASE) IN NET ASSETS	(34,222)	(41,858)	(2,283,424)	(2,916,219)	(55,595)
NET ASSETS AT BEGINNING OF PERIOD	728,390	630,016	32,525,293	42,656,510	3,615,121
NET ASSETS AT END OF PERIOD	$694,168	$588,158	$30,241,869	$39,740,291	$3,559,526

UNITS OUTSTANDING
Units outstanding at beginning of period	39,581	45,346	3,277,849	4,528,083	143,413
Units issued	6,586	634	812,707	1,207,047	14,394
Units redeemed	(13,579)	(6,698)	(1,009,194)	(1,453,545)	(24,651)
Units outstanding at end of period	32,588	39,282	3,081,362	4,281,585	133,156
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Growth	High Income	High Income
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,938)	$(33,159)	$(2,459)	$6,701	$44,261
Net realized gains (losses)	649,019	275,228	23,314	(3,393)	(25,718)
Change in unrealized gains (losses)	615,526	784,907	35,244	(2,022)	(18,519)
Increase (decrease) in net assets from operations	1,219,607	1,026,976	56,099	1,286	24
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,489	—	—	—	—
Benefits	(82,402)	(24,687)	—	(16,854)	(119,145)
Payments on termination	(399,038)	(123,695)	(15,568)	(12,159)	(116,608)
Contract maintenance charge	(2,237)	(4,958)	(36)	(206)	(2,977)
Transfers among the sub-accounts and with the
Fixed Account - net	(127,280)	(211,797)	(65)	5,275	190,573
Increase (decrease) in net assets from contract
transactions	(568,468)	(365,137)	(15,669)	(23,944)	(48,157)
INCREASE (DECREASE) IN NET ASSETS	651,139	661,839	40,430	(22,658)	(48,133)
NET ASSETS AT BEGINNING OF PERIOD	3,305,728	1,792,873	141,165	211,149	1,629,879
NET ASSETS AT END OF PERIOD	$3,956,867	$2,454,712	$181,595	$188,491	$1,581,746

UNITS OUTSTANDING
Units outstanding at beginning of period	121,889	49,159	5,508	11,016	85,913
Units issued	11,355	3,466	—	450	11,947
Units redeemed	(30,490)	(11,924)	(528)	(1,714)	(15,040)
Units outstanding at end of period	102,754	40,701	4,980	9,752	82,820
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Investment	Fidelity VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$11,258	$(24,473)	$5,925	$3	$(75,394)
Net realized gains (losses)	230,919	1,409,655	5,126	—	(96,032)
Change in unrealized gains (losses)	241,929	(258,072)	38,219	44	1,019,696
Increase (decrease) in net assets from operations	484,106	1,127,110	49,270	47	848,270
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	47,369	650	150	—	—
Benefits	1,297	(170,571)	(5,073)	—	(182,910)
Payments on termination	(306,802)	(1,292,760)	(63,428)	—	(661,488)
Contract maintenance charge	(1,618)	(27,788)	(392)	(3)	(21,591)
Transfers among the sub-accounts and with the
Fixed Account - net	(760)	(2,412,922)	6,946	70	(484,938)
Increase (decrease) in net assets from contract
transactions	(260,514)	(3,903,391)	(61,797)	67	(1,350,927)
INCREASE (DECREASE) IN NET ASSETS	223,592	(2,776,281)	(12,527)	114	(502,657)
NET ASSETS AT BEGINNING OF PERIOD	3,310,904	11,951,964	663,309	632	7,206,516
NET ASSETS AT END OF PERIOD	$3,534,496	$9,175,683	$650,782	$746	$6,703,859

UNITS OUTSTANDING
Units outstanding at beginning of period	129,553	476,905	30,877	38	314,966
Units issued	7,106	19,362	611	4	18,540
Units redeemed	(18,915)	(180,153)	(3,445)	—	(84,477)
Units outstanding at end of period	117,744	316,114	28,043	42	249,029
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas	Overseas	Flex Cap Growth	and Income	Income
	Initial Class	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,089)	$(85)	$(16,241)	$305,348	$2,132,861
Net realized gains (losses)	10,316	273	79,964	3,040,522	(622,692)
Change in unrealized gains (losses)	67,250	552	267,203	(2,947,148)	(2,652,477)
Increase (decrease) in net assets from operations	72,477	740	330,926	398,722	(1,142,308)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,200	—	—	1,179	16,270
Benefits	(383)	—	(64,253)	(467,788)	(2,292,450)
Payments on termination	(33,501)	(1,269)	(74,430)	(1,445,500)	(5,022,977)
Contract maintenance charge	(316)	(1)	(3,750)	(51,386)	(100,296)
Transfers among the sub-accounts and with the
Fixed Account - net	2,782	46	(18,120)	(109,462)	(1,441,591)
Increase (decrease) in net assets from contract
transactions	(28,218)	(1,224)	(160,553)	(2,072,957)	(8,841,044)
INCREASE (DECREASE) IN NET ASSETS	44,259	(484)	170,373	(1,674,235)	(9,983,352)
NET ASSETS AT BEGINNING OF PERIOD	538,711	6,688	969,527	16,471,043	59,925,946
NET ASSETS AT END OF PERIOD	$582,970	$6,204	$1,139,900	$14,796,808	$49,942,594

UNITS OUTSTANDING
Units outstanding at beginning of period	31,887	310	34,828	516,623	2,860,342
Units issued	497	2	3,845	19,891	112,294
Units redeemed	(2,103)	(75)	(9,834)	(88,298)	(564,303)
Units outstanding at end of period	30,281	237	28,839	448,216	2,408,333
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(257,291)	$35,420	$316,264	$(13,378)	$(12,897)
Net realized gains (losses)	2,789,832	(246,352)	432,168	206,942	116,109
Change in unrealized gains (losses)	3,043,116	(252,381)	(3,139,503)	242,016	258,789
Increase (decrease) in net assets from operations	5,575,657	(463,313)	(2,391,071)	435,580	362,001
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,678	1,400	23,537	6,038	—
Benefits	(548,360)	(163,247)	(1,154,420)	(346,732)	(299)
Payments on termination	(1,186,577)	(371,013)	(2,166,385)	(850,689)	(50,720)
Contract maintenance charge	(42,093)	(19,171)	(69,549)	(35,963)	(3,213)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,461,218)	(248,363)	(49,636)	(152,487)	(62,772)
Increase (decrease) in net assets from contract
transactions	(4,225,570)	(800,394)	(3,416,453)	(1,379,833)	(117,004)
INCREASE (DECREASE) IN NET ASSETS	1,350,087	(1,263,707)	(5,807,524)	(944,253)	244,997
NET ASSETS AT BEGINNING OF PERIOD	16,084,689	6,732,015	34,533,964	15,797,384	758,762
NET ASSETS AT END OF PERIOD	$17,434,776	$5,468,308	$28,726,440	$14,853,131	$1,003,759

UNITS OUTSTANDING
Units outstanding at beginning of period	613,472	337,276	1,395,633	396,269	17,642
Units issued	24,151	47,540	80,604	29,558	121
Units redeemed	(170,920)	(92,911)	(233,884)	(64,723)	(2,472)
Units outstanding at end of period	466,703	291,905	1,242,353	361,104	15,291

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value	Cap Value	Equity Insights	Growth
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$111,344	$(4,843)	$(13,592)	$(39,160)	$(92)
Net realized gains (losses)	(45,547)	(36,593)	(11,403)	(29,200)	261
Change in unrealized gains (losses)	84,337	56,448	70,125	238,168	983
Increase (decrease) in net assets from operations	150,134	15,012	45,130	169,808	1,152
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(283,687)	(42,971)	(135,106)	(103,976)	—
Payments on termination	(810,347)	(106,454)	(78,314)	(229,392)	(6,877)
Contract maintenance charge	(28,579)	(3,483)	(3,072)	(6,536)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	670,017	(25,967)	27,337	(150,494)	1
Increase (decrease) in net assets from contract
transactions	(452,596)	(178,875)	(189,155)	(490,398)	(6,892)
INCREASE (DECREASE) IN NET ASSETS	(302,462)	(163,863)	(144,025)	(320,590)	(5,740)
NET ASSETS AT BEGINNING OF PERIOD	7,011,830	1,566,741	1,605,578	3,153,852	11,555
NET ASSETS AT END OF PERIOD	$6,709,368	$1,402,878	$1,461,553	$2,833,262	$5,815

UNITS OUTSTANDING
Units outstanding at beginning of period	557,144	79,066	62,427	134,973	479
Units issued	111,259	4,187	2,498	8,738	—
Units redeemed	(142,786)	(13,995)	(11,571)	(30,308)	(345)
Units outstanding at end of period	525,617	69,258	53,354	113,403	134
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Goldman Sachs	Invesco	Invesco	Invesco	Invesco
	VIT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Capital	Capital	Conservative	Conservative
	Institutional	Appreciation	Appreciation	Balanced	Balanced
	Shares	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,186)	$(47,128)	$(232,967)	$6,128	$7,528
Net realized gains (losses)	231,153	625,629	3,081,434	39,058	219,269
Change in unrealized gains (losses)	156,104	498,270	1,458,510	73,947	333,647
Increase (decrease) in net assets from operations	362,071	1,076,771	4,306,977	119,133	560,444
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	24,145	6,658	3,000	4,263
Benefits	(199,351)	(5,809)	(327,286)	108	(163,065)
Payments on termination	(143,390)	(174,468)	(1,168,856)	(28,614)	(310,715)
Contract maintenance charge	(6,450)	(1,747)	(44,235)	(385)	(20,017)
Transfers among the sub-accounts and with the
Fixed Account - net	(226,247)	(34,516)	(1,251,225)	(31,248)	(84,590)
Increase (decrease) in net assets from contract
transactions	(575,438)	(192,395)	(2,784,944)	(57,139)	(574,124)
INCREASE (DECREASE) IN NET ASSETS	(213,367)	884,376	1,522,033	61,994	(13,680)
NET ASSETS AT BEGINNING OF PERIOD	3,074,845	3,183,999	14,513,027	932,978	4,932,452
NET ASSETS AT END OF PERIOD	$2,861,478	$4,068,375	$16,035,060	$994,972	$4,918,772

UNITS OUTSTANDING
Units outstanding at beginning of period	118,343	128,989	479,417	54,259	277,948
Units issued	3,693	3,800	7,741	886	16,389
Units redeemed	(26,880)	(10,368)	(91,506)	(4,091)	(48,364)
Units outstanding at end of period	95,156	122,421	395,652	51,054	245,973
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco	Invesco			Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.
	Discovery Mid	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global
	Cap Growth	Cap Growth	Global	Global	Strategic Income
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(69,876)	$(166,149)	$(14,425)	$(74,910)	$28,222
Net realized gains (losses)	181,543	866,931	105,785	538,847	(52,321)
Change in unrealized gains (losses)	2,526,204	3,752,915	451,255	1,069,937	(8,320)
Increase (decrease) in net assets from operations	2,637,871	4,453,697	542,615	1,533,874	(32,419)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	30,495	18,930	12,945	3,660
Benefits	(229,246)	(406,616)	(35,995)	(74,470)	(32,170)
Payments on termination	(121,794)	(492,779)	(55,552)	(482,956)	(241,220)
Contract maintenance charge	(1,430)	(33,851)	(1,198)	(22,559)	(344)
Transfers among the sub-accounts and with the
Fixed Account - net	5,170,524	5,976,745	(78,020)	(501,361)	(5,843)
Increase (decrease) in net assets from contract
transactions	4,818,174	5,073,994	(151,835)	(1,068,401)	(275,917)
INCREASE (DECREASE) IN NET ASSETS	7,456,045	9,527,691	390,780	465,473	(308,336)
NET ASSETS AT BEGINNING OF PERIOD	689,409	4,826,297	2,318,509	6,776,815	980,321
NET ASSETS AT END OF PERIOD	$8,145,454	$14,353,988	$2,709,289	$7,242,288	$671,985

UNITS OUTSTANDING
Units outstanding at beginning of period	42,070	133,870	57,819	164,502	65,719
Units issued	539,288	543,169	836	3,264	3,524
Units redeemed	(47,462)	(75,326)	(5,610)	(27,183)	(20,244)
Units outstanding at end of period	533,896	601,713	53,045	140,583	48,999
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street
	Strategic Income	Main Street	Main Street	Small Cap	Small Cap
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$865,387	$(797)	$(113,995)	$(8,774)	$(116,963)
Net realized gains (losses)	(329,756)	140,388	2,726,779	28,741	312,740
Change in unrealized gains (losses)	(344,665)	(10,545)	(121,458)	176,261	1,462,409
Increase (decrease) in net assets from operations	190,966	129,046	2,491,326	196,228	1,658,186
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,047	—	18,396	1,425	992
Benefits	(742,880)	(21,744)	(576,009)	(14,092)	(264,461)
Payments on termination	(2,002,539)	(162,892)	(1,483,328)	(151,192)	(684,324)
Contract maintenance charge	(72,303)	(572)	(66,693)	(879)	(32,357)
Transfers among the sub-accounts and with the
Fixed Account - net	(228,857)	1,742	(817,987)	(1,629)	(425,565)
Increase (decrease) in net assets from contract
transactions	(3,042,532)	(183,466)	(2,925,621)	(166,367)	(1,405,715)
INCREASE (DECREASE) IN NET ASSETS	(2,851,566)	(54,420)	(434,295)	29,861	252,471
NET ASSETS AT BEGINNING OF PERIOD	26,922,884	1,212,690	24,295,962	1,268,050	10,286,824
NET ASSETS AT END OF PERIOD	$24,071,318	$1,158,270	$23,861,667	$1,297,911	$10,539,295

UNITS OUTSTANDING
Units outstanding at beginning of period	1,400,401	50,091	729,401	26,077	230,551
Units issued	87,177	442	31,952	465	15,430
Units redeemed	(249,287)	(7,867)	(119,801)	(3,956)	(45,041)
Units outstanding at end of period	1,238,291	42,666	641,552	22,586	200,940
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	Total Return	American	American	Invesco V.I.
	Bond	Bond	Franchise	Franchise	American Value
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,303	$112,027	$(1,132,892)	$(321,286)	$(167,731)
Net realized gains (losses)	(12,947)	(36,456)	10,919,030	3,000,736	(120,803)
Change in unrealized gains (losses)	41,688	562,715	18,579,870	3,538,348	(41,708)
Increase (decrease) in net assets from operations	37,044	638,286	28,366,008	6,217,798	(330,242)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,114	11,562	31,672	762	4,348
Benefits	(5,034)	(296,496)	(2,739,202)	(698,102)	(727,296)
Payments on termination	(35,695)	(906,696)	(4,119,730)	(1,094,942)	(946,576)
Contract maintenance charge	(346)	(27,971)	(34,870)	(37,060)	(18,218)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,884)	(197,561)	(2,690,951)	(559,808)	(237,536)
Increase (decrease) in net assets from contract
transactions	(7,845)	(1,417,162)	(9,553,081)	(2,389,150)	(1,925,278)
INCREASE (DECREASE) IN NET ASSETS	29,199	(778,876)	18,812,927	3,828,648	(2,255,520)
NET ASSETS AT BEGINNING OF PERIOD	440,612	9,517,519	76,285,321	17,475,797	25,980,280
NET ASSETS AT END OF PERIOD	$469,811	$8,738,643	$95,098,248	$21,304,445	$23,724,760

UNITS OUTSTANDING
Units outstanding at beginning of period	32,015	969,837	3,051,338	667,294	957,647
Units issued	10,331	137,731	108,519	34,637	41,583
Units redeemed	(10,707)	(279,889)	(437,774)	(109,302)	(120,700)
Units outstanding at end of period	31,639	827,679	2,722,083	592,629	878,530
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	Comstock	Comstock	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,130)	$138,340	$197,393	$(48,384)	$(6,835)
Net realized gains (losses)	(143,610)	249,773	1,397,647	12,509,425	214,665
Change in unrealized gains (losses)	144,582	(1,159,998)	(3,675,399)	(6,501,885)	(107,449)
Increase (decrease) in net assets from operations	(121,158)	(771,885)	(2,080,359)	5,959,156	100,381
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,049	683	5,089	43,760	—
Benefits	(436,378)	(1,033,660)	(1,914,362)	(1,680,979)	(40,214)
Payments on termination	(770,081)	(706,597)	(2,787,017)	(2,884,289)	(57,339)
Contract maintenance charge	(35,447)	(5,938)	(83,943)	(23,715)	(1,570)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,038,515)	(425,759)	(479,475)	(1,066,591)	5,661
Increase (decrease) in net assets from contract
transactions	(2,277,372)	(2,171,271)	(5,259,708)	(5,611,814)	(93,462)
INCREASE (DECREASE) IN NET ASSETS	(2,398,530)	(2,943,156)	(7,340,067)	347,342	6,919
NET ASSETS AT BEGINNING OF PERIOD	14,162,573	19,279,533	58,654,950	54,473,755	950,255
NET ASSETS AT END OF PERIOD	$11,764,043	$16,336,377	$51,314,883	$54,821,097	$957,174

UNITS OUTSTANDING
Units outstanding at beginning of period	420,710	694,792	2,173,174	2,104,116	46,834
Units issued	43,235	45,201	115,933	77,951	614
Units redeemed	(108,280)	(137,637)	(321,198)	(298,210)	(4,672)
Units outstanding at end of period	355,665	602,356	1,967,909	1,883,857	42,776
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Diversified	Diversified	Equity
	Core Plus Bond	Core Plus Bond	Dividend	Dividend	and Income
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$38,663	$967	$1,516,516	$234,637	$147,784
Net realized gains (losses)	19,669	370	6,909,908	1,406,265	733,905
Change in unrealized gains (losses)	369,976	24,326	(10,723,525)	(2,195,613)	239,579
Increase (decrease) in net assets from operations	428,308	25,663	(2,297,101)	(554,711)	1,121,268
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	—	52,275	60	16,672
Benefits	(162,710)	(886)	(5,260,417)	(821,077)	(900,546)
Payments on termination	(195,885)	(42,840)	(3,643,908)	(984,771)	(1,172,724)
Contract maintenance charge	(1,596)	—	(34,360)	(24,294)	(5,827)
Transfers among the sub-accounts and with the
Fixed Account - net	1,265,484	75	(1,162,650)	209,377	(238,486)
Increase (decrease) in net assets from contract
transactions	905,443	(43,651)	(10,049,060)	(1,620,705)	(2,300,911)
INCREASE (DECREASE) IN NET ASSETS	1,333,751	(17,988)	(12,346,161)	(2,175,416)	(1,179,643)
NET ASSETS AT BEGINNING OF PERIOD	5,265,357	347,907	107,534,317	25,297,694	17,314,756
NET ASSETS AT END OF PERIOD	$6,599,108	$329,919	$95,188,156	$23,122,278	$16,135,113

UNITS OUTSTANDING
Units outstanding at beginning of period	316,323	23,286	1,744,381	1,107,684	747,550
Units issued	86,022	5	58,522	43,354	42,224
Units redeemed	(33,808)	(2,656)	(269,747)	(116,580)	(145,631)
Units outstanding at end of period	368,537	20,635	1,533,156	1,034,458	644,143
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Government	Government
	and Income	Core Equity	Core Equity	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$92,001	$(14,940)	$(61,971)	$(43,745)	$(1,550)
Net realized gains (losses)	1,028,051	377,311	231,715	—	—
Change in unrealized gains (losses)	176,124	1,525,614	864,179	—	—
Increase (decrease) in net assets from operations	1,296,176	1,887,985	1,033,923	(43,745)	(1,550)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,560	600	—	—	—
Benefits	(930,340)	(1,207,350)	(204,336)	(23,181)	(530)
Payments on termination	(1,323,027)	(837,369)	(458,502)	(826,067)	(10,736)
Contract maintenance charge	(32,393)	(7,402)	(13,058)	(2,434)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(288,887)	(480,613)	(308,968)	483,950	(20)
Increase (decrease) in net assets from contract
transactions	(2,563,087)	(2,532,134)	(984,864)	(367,732)	(11,286)
INCREASE (DECREASE) IN NET ASSETS	(1,266,911)	(644,149)	49,059	(411,477)	(12,836)
NET ASSETS AT BEGINNING OF PERIOD	21,035,755	20,359,171	10,311,797	3,933,557	106,573
NET ASSETS AT END OF PERIOD	$19,768,844	$19,715,022	$10,360,856	$3,522,080	$93,737

UNITS OUTSTANDING
Units outstanding at beginning of period	873,593	726,819	606,958	359,766	12,176
Units issued	44,223	12,211	16,754	164,853	274
Units redeemed	(156,156)	(116,883)	(73,324)	(201,429)	(1,548)
Units outstanding at end of period	761,660	622,147	550,388	323,190	10,902
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,187	$1,011	$72,777	$343,572	$206,028
Net realized gains (losses)	12,632	(57)	(323,323)	(161,603)	(100,164)
Change in unrealized gains (losses)	166,252	8,171	84,478	(94,337)	(89,113)
Increase (decrease) in net assets from operations	245,071	9,125	(166,068)	87,632	16,751
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,969	70	3,639
Benefits	(421,267)	—	(696,035)	(552,113)	(119,770)
Payments on termination	(360,234)	(323)	(1,678,853)	(683,111)	(315,412)
Contract maintenance charge	(2,163)	—	(76,667)	(3,605)	(6,841)
Transfers among the sub-accounts and with the
Fixed Account - net	1,076,718	(6,541)	(248,002)	115,749	(64,806)
Increase (decrease) in net assets from contract
transactions	293,054	(6,864)	(2,693,588)	(1,123,010)	(503,190)
INCREASE (DECREASE) IN NET ASSETS	538,125	2,261	(2,859,656)	(1,035,378)	(486,439)
NET ASSETS AT BEGINNING OF PERIOD	5,182,267	219,660	29,297,161	8,998,077	5,777,352
NET ASSETS AT END OF PERIOD	$5,720,392	$221,921	$26,437,505	$7,962,699	$5,290,913

UNITS OUTSTANDING
Units outstanding at beginning of period	302,739	16,829	907,738	439,992	431,545
Units issued	88,627	—	63,469	25,828	15,402
Units redeemed	(63,167)	(496)	(152,349)	(82,446)	(49,133)
Units outstanding at end of period	328,199	16,333	818,858	383,374	397,814
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Managed	Managed	Mid Cap
	Growth	Growth	Volatility	Volatility	Core Equity
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$123,490	$5,694	$27,299	$47	$(50,697)
Net realized gains (losses)	776,553	87,572	(41,974)	(3,014)	1,200,628
Change in unrealized gains (losses)	649,020	58,171	(168,930)	(605)	(720,090)
Increase (decrease) in net assets from operations	1,549,063	151,437	(183,605)	(3,572)	429,841
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	248	—	—	—	180
Benefits	(315,562)	(43,219)	(67,585)	(545)	(237,264)
Payments on termination	(589,308)	(221,556)	(206,459)	(790)	(354,001)
Contract maintenance charge	(4,795)	(5,217)	(1,550)	—	(1,852)
Transfers among the sub-accounts and with the
Fixed Account - net	(62,469)	2,342	(187,066)	(12,764)	(224,251)
Increase (decrease) in net assets from contract
transactions	(971,886)	(267,650)	(462,660)	(14,099)	(817,188)
INCREASE (DECREASE) IN NET ASSETS	577,177	(116,213)	(646,265)	(17,671)	(387,347)
NET ASSETS AT BEGINNING OF PERIOD	13,563,119	1,458,409	4,852,523	71,702	7,758,981
NET ASSETS AT END OF PERIOD	$14,140,296	$1,342,196	$4,206,258	$54,031	$7,371,634

UNITS OUTSTANDING
Units outstanding at beginning of period	544,069	107,031	165,848	2,597	279,729
Units issued	21,458	3,590	3,279	—	2,921
Units redeemed	(59,735)	(22,216)	(20,911)	(576)	(35,348)
Units outstanding at end of period	505,792	88,405	148,216	2,021	247,302

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.
	Core Equity	Growth	Growth	S&P 500 Index	S&P 500 Index
	Series II	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,754)	$(25,938)	$(37,324)	$52,537	$(126,283)
Net realized gains (losses)	125,485	465,285	268,251	3,061,708	4,637,293
Change in unrealized gains (losses)	(77,931)	(832,068)	(648,969)	1,704,421	2,019,668
Increase (decrease) in net assets from operations	38,800	(392,721)	(418,042)	4,818,666	6,530,678
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	60	—	850	1,790
Benefits	(4,601)	(34,070)	(44,765)	(1,402,232)	(1,409,375)
Payments on termination	(79,802)	(110,875)	(77,259)	(1,086,713)	(2,522,607)
Contract maintenance charge	(676)	(514)	(2,799)	(8,498)	(59,633)
Transfers among the sub-accounts and with the
Fixed Account - net	(21,603)	(5,483,306)	(6,491,086)	(613,558)	(912,841)
Increase (decrease) in net assets from contract
transactions	(106,682)	(5,628,705)	(6,615,909)	(3,110,151)	(4,902,666)
INCREASE (DECREASE) IN NET ASSETS	(67,882)	(6,021,426)	(7,033,951)	1,708,515	1,628,012
NET ASSETS AT BEGINNING OF PERIOD	815,623	6,021,426	7,033,951	32,893,348	46,508,161
NET ASSETS AT END OF PERIOD	$747,741	$—	$—	$34,601,863	$48,136,173

UNITS OUTSTANDING
Units outstanding at beginning of period	36,248	175,623	229,985	1,160,813	1,863,494
Units issued	184	4,271	1,439	61,818	77,426
Units redeemed	(4,854)	(179,894)	(231,424)	(173,234)	(256,850)
Units outstanding at end of period	31,578	—	—	1,049,397	1,684,070
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Janus Henderson
	Invesco V.I.	Invesco V.I.	Value	Value	VIT Forty
	Technology	Technology	Opportunities	Opportunities	Institutional
	Series I	Series II	Series I	Series II	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,796)	$(92)	$(43,270)	$(34,946)	$(2)
Net realized gains (losses)	754,407	2,219	(97,298)	(97,520)	16
Change in unrealized gains (losses)	813,933	208	260,181	237,511	54
Increase (decrease) in net assets from operations	1,512,544	2,335	119,613	105,045	68
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	—	168	—	—
Benefits	(171,433)	—	(154,110)	(38,524)	—
Payments on termination	(41,226)	(3,272)	(222,374)	(179,142)	—
Contract maintenance charge	(1,295)	—	(1,704)	(5,616)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(173,596)	(398)	(129,370)	(88,003)	(2)
Increase (decrease) in net assets from contract
transactions	(386,350)	(3,670)	(507,390)	(311,285)	(3)
INCREASE (DECREASE) IN NET ASSETS	1,126,194	(1,335)	(387,777)	(206,240)	65
NET ASSETS AT BEGINNING OF PERIOD	3,652,851	7,171	5,376,775	2,603,565	183
NET ASSETS AT END OF PERIOD	$4,779,045	$5,836	$4,988,998	$2,397,325	$248

UNITS OUTSTANDING
Units outstanding at beginning of period	110,566	233	269,090	128,474	4
Units issued	24,830	—	7,247	15,705	—
Units redeemed	(34,939)	(105)	(35,780)	(30,232)	—
Units outstanding at end of period	100,457	128	240,557	113,947	4
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbet	Lord Abbet
	Market Equity	Cap Value	Lord Abbet	Fundamental	Growth
	Service Shares	Class I	Bond Debenture*	Equity	and Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2	$2	$205,829	$(9,278)	$1,081
Net realized gains (losses)	—	80	9,751	(35,417)	50,723
Change in unrealized gains (losses)	6	(38)	300,168	21,793	(62,151)
Increase (decrease) in net assets from operations	8	44	515,748	(22,902)	(10,347)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,922	—	—
Benefits	—	—	(358,027)	(107,987)	(154,995)
Payments on termination	—	—	(767,647)	(175,348)	(593,048)
Contract maintenance charge	(1)	(4)	(30,843)	(4,130)	(17,324)
Transfers among the sub-accounts and with the
Fixed Account - net	58	192	125,330	(10,084)	(36,741)
Increase (decrease) in net assets from contract
transactions	57	188	(1,026,265)	(297,549)	(802,108)
INCREASE (DECREASE) IN NET ASSETS	65	232	(510,517)	(320,451)	(812,455)
NET ASSETS AT BEGINNING OF PERIOD	137	590	10,735,260	2,464,324	6,775,176
NET ASSETS AT END OF PERIOD	$202	$822	$10,224,743	$2,143,873	$5,962,721

UNITS OUTSTANDING
Units outstanding at beginning of period	3	22	520,549	96,042	319,993
Units issued	1	7	28,810	3,566	9,200
Units redeemed	—	—	(79,617)	(15,920)	(50,186)
Units outstanding at end of period	4	29	469,742	83,688	279,007
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Lord Abbet	Lord Abbet	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(65,315)	$(40,759)	$(13,099)	$(968)	$6,954
Net realized gains (losses)	558,532	42,497	164,432	9,601	(2,086)
Change in unrealized gains (losses)	880,997	57,074	112,652	6,917	984
Increase (decrease) in net assets from operations	1,374,214	58,812	263,985	15,550	5,852
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,977	1,635	—	—	—
Benefits	(189,547)	(206,293)	22,589	—	—
Payments on termination	(283,092)	(594,212)	(176,397)	(6,435)	(30,887)
Contract maintenance charge	(11,299)	(16,337)	(424)	(27)	(86)
Transfers among the sub-accounts and with the
Fixed Account - net	(255,361)	18,449	10,887	(2,825)	1,544
Increase (decrease) in net assets from contract
transactions	(736,322)	(796,758)	(143,345)	(9,287)	(29,429)
INCREASE (DECREASE) IN NET ASSETS	637,892	(737,946)	120,640	6,263	(23,577)
NET ASSETS AT BEGINNING OF PERIOD	4,201,474	8,148,337	924,876	60,553	187,674
NET ASSETS AT END OF PERIOD	$4,839,366	$7,410,391	$1,045,516	$66,816	$164,097

UNITS OUTSTANDING
Units outstanding at beginning of period	125,465	402,089	28,299	2,101	8,150
Units issued	7,042	30,530	1,356	9	55
Units redeemed	(27,003)	(69,146)	(4,662)	(318)	(1,337)
Units outstanding at end of period	105,504	363,473	24,993	1,792	6,868
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,739)	$(1,473)	$(14,919)	$(1,255)	$(3,333)
Net realized gains (losses)	101,222	8,756	180,081	14,054	27,404
Change in unrealized gains (losses)	(9,971)	8,837	275,472	21,146	37,296
Increase (decrease) in net assets from operations	85,512	16,120	440,634	33,945	61,367
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	645	—	—
Benefits	(22,555)	—	—	—	(11,540)
Payments on termination	(170,378)	(2,052)	(111,652)	(3,656)	(28,711)
Contract maintenance charge	(430)	(17)	(737)	(33)	(128)
Transfers among the sub-accounts and with the
Fixed Account - net	11,197	869	(115,968)	(3,585)	7
Increase (decrease) in net assets from contract
transactions	(182,166)	(1,200)	(227,712)	(7,274)	(40,372)
INCREASE (DECREASE) IN NET ASSETS	(96,654)	14,920	212,922	26,671	20,995
NET ASSETS AT BEGINNING OF PERIOD	877,404	137,044	1,167,974	80,496	456,249
NET ASSETS AT END OF PERIOD	$780,750	$151,964	$1,380,896	$107,167	$477,244

UNITS OUTSTANDING
Units outstanding at beginning of period	35,053	5,519	25,437	2,529	18,890
Units issued	6,098	332	4,426	279	131
Units redeemed	(13,223)	(410)	(8,750)	(489)	(1,849)
Units outstanding at end of period	27,928	5,441	21,113	2,319	17,172
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(387)	$12,532	$2,024	$1,724	$2,272
Net realized gains (losses)	3,242	56,534	5,724	52,256	2,827
Change in unrealized gains (losses)	2,397	2,521	847	(46,795)	5,236
Increase (decrease) in net assets from operations	5,252	71,587	8,595	7,185	10,335
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	225	—	—	—
Benefits	—	—	—	(223)	—
Payments on termination	(4,735)	(19,889)	(1,439)	(153,792)	(2,042)
Contract maintenance charge	(10)	(317)	(33)	(3)	(108)
Transfers among the sub-accounts and with the
Fixed Account - net	16	(129,220)	(4)	1,321	890
Increase (decrease) in net assets from contract
transactions	(4,729)	(149,201)	(1,476)	(152,697)	(1,260)
INCREASE (DECREASE) IN NET ASSETS	523	(77,614)	7,119	(145,512)	9,075
NET ASSETS AT BEGINNING OF PERIOD	40,696	741,191	194,283	425,965	168,917
NET ASSETS AT END OF PERIOD	$41,219	$663,577	$201,402	$280,453	$177,992

UNITS OUTSTANDING
Units outstanding at beginning of period	1,601	33,541	4,748	11,477	9,862
Units issued	1	30,641	—	283	459
Units redeemed	(189)	(36,144)	(35)	(4,023)	(566)
Units outstanding at end of period	1,413	28,038	4,713	7,737	9,755
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(349,493)	$(252,004)	$127,747	$(27,248)	$(8,329)
Net realized gains (losses)	3,742,623	3,885,634	(125,159)	329,377	58,697
Change in unrealized gains (losses)	16,078,493	10,113,484	121,817	976,469	264,818
Increase (decrease) in net assets from operations	19,471,623	13,747,114	124,405	1,278,598	315,186
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,120	5,693	18	180	—
Benefits	(908,025)	(826,866)	(115,371)	(375,311)	(189,916)
Payments on termination	(905,723)	(1,271,636)	(360,914)	(449,535)	(133,249)
Contract maintenance charge	(3,277)	(57,993)	(11,163)	(3,159)	(10,777)
Transfers among the sub-accounts and with the
Fixed Account - net	(354,734)	(2,359,707)	(403,707)	(406,742)	(20,872)
Increase (decrease) in net assets from contract
transactions	(2,131,639)	(4,510,509)	(891,137)	(1,234,567)	(354,814)
INCREASE (DECREASE) IN NET ASSETS	17,339,984	9,236,605	(766,732)	44,031	(39,628)
NET ASSETS AT BEGINNING OF PERIOD	14,159,530	11,239,281	5,023,723	11,773,000	3,062,686
NET ASSETS AT END OF PERIOD	$31,499,514	$20,475,886	$4,256,991	$11,817,031	$3,023,058

UNITS OUTSTANDING
Units outstanding at beginning of period	326,608	284,801	184,444	520,144	82,878
Units issued	13,312	12,192	13,074	20,863	3,554
Units redeemed	(47,270)	(97,007)	(46,535)	(80,275)	(13,873)
Units outstanding at end of period	292,650	199,986	150,983	460,732	72,559
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(184,493)	$74,961	$(25,617)	$30,445	$(55,146)
Net realized gains (losses)	1,648,739	(126,428)	(19,084)	2,957,061	989,045
Change in unrealized gains (losses)	765,557	(824,227)	(297,979)	481,660	172,954
Increase (decrease) in net assets from operations	2,229,803	(875,694)	(342,680)	3,469,166	1,106,853
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,480	360	—	608	1,560
Benefits	(689,288)	(2,566,160)	(420,027)	(3,442,028)	(893,738)
Payments on termination	(1,377,162)	(1,300,604)	(564,582)	(1,770,611)	(454,806)
Contract maintenance charge	(61,479)	(8,776)	(4,666)	(13,347)	(19,543)
Transfers among the sub-accounts and with the
Fixed Account - net	(995,850)	(425,630)	(47,600)	(461,664)	(91,982)
Increase (decrease) in net assets from contract
transactions	(3,113,299)	(4,300,810)	(1,036,875)	(5,687,042)	(1,458,509)
INCREASE (DECREASE) IN NET ASSETS	(883,496)	(5,176,504)	(1,379,555)	(2,217,876)	(351,656)
NET ASSETS AT BEGINNING OF PERIOD	23,114,805	29,573,653	9,427,397	45,505,922	14,794,059
NET ASSETS AT END OF PERIOD	$22,231,309	$24,397,149	$8,047,842	$43,288,046	$14,442,403

UNITS OUTSTANDING
Units outstanding at beginning of period	545,024	544,435	448,923	2,582,171	912,238
Units issued	14,857	30,688	11,319	68,666	17,455
Units redeemed	(88,398)	(120,808)	(62,046)	(447,505)	(113,472)
Units outstanding at end of period	471,483	454,315	398,196	2,203,332	816,221
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,948,372)	$(1,450,638)	$99,920	$127,811	$631,557
Net realized gains (losses)	54,349,217	14,989,632	326,909	549,803	1,230,703
Change in unrealized gains (losses)	219,688,289	49,190,816	(2,578,810)	(4,204,253)	999,658
Increase (decrease) in net assets from operations	269,089,134	62,729,810	(2,151,981)	(3,526,639)	2,861,918
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	98,402	60	7,002	1,657	575
Benefits	(15,806,646)	(3,129,683)	(322,512)	(545,342)	(2,791,729)
Payments on termination	(15,243,523)	(5,630,473)	(469,467)	(1,683,949)	(1,773,863)
Contract maintenance charge	(87,672)	(104,981)	(2,333)	(47,809)	(11,009)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,179,148)	(6,461,265)	137,215	(424,909)	426,512
Increase (decrease) in net assets from contract
transactions	(43,218,587)	(15,326,342)	(650,095)	(2,700,352)	(4,149,514)
INCREASE (DECREASE) IN NET ASSETS	225,870,547	47,403,468	(2,802,076)	(6,226,991)	(1,287,596)
NET ASSETS AT BEGINNING OF PERIOD	250,518,519	61,215,369	11,965,231	20,140,046	34,206,114
NET ASSETS AT END OF PERIOD	$476,389,066	$108,618,837	$9,163,155	$13,913,055	$32,918,518

UNITS OUTSTANDING
Units outstanding at beginning of period	8,000,487	4,196,839	263,737	513,238	848,845
Units issued	149,240	74,749	13,752	81,893	50,672
Units redeemed	(1,014,803)	(712,996)	(29,550)	(157,859)	(159,898)
Units outstanding at end of period	7,134,924	3,558,592	247,939	437,272	739,619
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I*	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$502,663	$(25)	$(268)	$16,742	$12,506
Net realized gains (losses)	1,252,116	83	1,188	(90,135)	(2,528)
Change in unrealized gains (losses)	1,202,107	491	4,060	72,100	8,399
Increase (decrease) in net assets from operations	2,956,886	549	4,980	(1,293)	18,377
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,214	—	—	—	—
Benefits	(1,563,874)	—	—	(9,956)	(71,112)
Payments on termination	(1,800,040)	—	(267)	(18,026)	(22,038)
Contract maintenance charge	(50,018)	(8)	(12)	(1,191)	(1,510)
Transfers among the sub-accounts and with the
Fixed Account - net	(676,208)	(1)	—	(6,218)	(16,598)
Increase (decrease) in net assets from contract
transactions	(4,087,926)	(9)	(279)	(35,391)	(111,258)
INCREASE (DECREASE) IN NET ASSETS	(1,131,040)	540	4,701	(36,684)	(92,881)
NET ASSETS AT BEGINNING OF PERIOD	40,083,204	1,464	28,523	436,524	500,332
NET ASSETS AT END OF PERIOD	$38,952,164	$2,004	$33,224	$399,840	$407,451

UNITS OUTSTANDING
Units outstanding at beginning of period	2,030,585	37	2,634	83,627	28,154
Units issued	131,716	—	—	6,135	731
Units redeemed	(338,180)	—	(28)	(13,029)	(7,173)
Units outstanding at end of period	1,824,121	37	2,606	76,733	21,712

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class	Advisor Class	Advisor Class	Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30	$(10,573)	$25,557	$2	$804,609
Net realized gains (losses)	1	31,156	146,863	6	(578,541)
Change in unrealized gains (losses)	(4)	244,954	291,180	21	(595,036)
Increase (decrease) in net assets from operations	27	265,537	463,600	29	(368,968)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,589
Benefits	—	(121,342)	(382,348)	—	(836,107)
Payments on termination	—	(256,073)	(470,694)	—	(719,292)
Contract maintenance charge	(3)	(8,766)	(25,559)	(1)	(20,015)
Transfers among the sub-accounts and with the
Fixed Account - net	80	(50,615)	713,707	1	261,767
Increase (decrease) in net assets from contract
transactions	77	(436,796)	(164,894)	—	(1,302,058)
INCREASE (DECREASE) IN NET ASSETS	104	(171,259)	298,706	29	(1,671,026)
NET ASSETS AT BEGINNING OF PERIOD	691	3,066,260	7,207,158	417	14,288,223
NET ASSETS AT END OF PERIOD	$795	$2,895,001	$7,505,864	$446	$12,617,197

UNITS OUTSTANDING
Units outstanding at beginning of period	36	226,980	462,964	23	679,348
Units issued	3	21,979	80,844	—	41,633
Units redeemed	—	(53,679)	(92,730)	—	(106,575)
Units outstanding at end of period	39	195,280	451,078	23	614,406
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT
	Emerging		Putnam VT	Putnam VT
	Markets	Putnam VT	George Putnam	Global	Putnam VT
	Equity Fund	Equity Income	Balanced	Asset Allocation	Global Equity
	Class IB*	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105,542)	$391,048	$(118,775)	$41,815	$(205,132)
Net realized gains (losses)	297,735	11,437,783	3,348,380	401,809	573,627
Change in unrealized gains (losses)	1,743,689	(7,697,976)	1,810,233	1,202,725	890,361
Increase (decrease) in net assets from operations	1,935,882	4,130,855	5,039,838	1,646,349	1,258,856
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,506	85,954	12,161	4,010	45,559
Benefits	(187,199)	(4,592,472)	(1,269,153)	(353,122)	(1,108,608)
Payments on termination	(369,290)	(8,079,219)	(2,307,098)	(805,305)	(967,801)
Contract maintenance charge	(27,086)	(285,038)	(88,682)	(36,849)	(38,056)
Transfers among the sub-accounts and with the
Fixed Account - net	(595,960)	(4,227,143)	1,148,254	1,074,765	(536,885)
Increase (decrease) in net assets from contract
transactions	(1,159,029)	(17,097,918)	(2,504,518)	(116,501)	(2,605,791)
INCREASE (DECREASE) IN NET ASSETS	776,853	(12,967,063)	2,535,320	1,529,848	(1,346,935)
NET ASSETS AT BEGINNING OF PERIOD	8,299,715	152,365,356	39,844,053	14,696,082	19,216,551
NET ASSETS AT END OF PERIOD	$9,076,568	$139,398,293	$42,379,373	$16,225,930	$17,869,616

UNITS OUTSTANDING
Units outstanding at beginning of period	555,901	4,493,054	1,964,770	652,653	1,297,668
Units issued	28,707	149,201	124,757	96,984	25,514
Units redeemed	(112,621)	(707,156)	(247,836)	(87,574)	(212,579)
Units outstanding at end of period	471,987	3,935,099	1,841,691	662,063	1,110,603
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	Global	Government	Growth	Putnam VT	Putnam VT
	Health Care	Money Market	Opportunities	High Yield	Income
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(180,096)	$(402,983)	$(1,555,053)	$689,845	$1,343,507
Net realized gains (losses)	2,215,610	—	12,653,257	(290,638)	184,495
Change in unrealized gains (losses)	626,934	—	23,155,733	117,864	121,992
Increase (decrease) in net assets from operations	2,662,448	(402,983)	34,253,937	517,071	1,649,994
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,339	170,663	171,065	21,141	24,075
Benefits	(456,370)	(4,866,613)	(4,684,448)	(1,109,931)	(1,659,775)
Payments on termination	(1,060,293)	(12,798,412)	(6,068,595)	(1,172,841)	(2,679,345)
Contract maintenance charge	(54,785)	(108,983)	(226,667)	(42,526)	(102,947)
Transfers among the sub-accounts and with the
Fixed Account - net	(895,374)	14,198,851	(4,707,696)	(61,217)	1,808,966
Increase (decrease) in net assets from contract
transactions	(2,416,483)	(3,404,494)	(15,516,341)	(2,365,374)	(2,609,026)
INCREASE (DECREASE) IN NET ASSETS	245,965	(3,807,477)	18,737,596	(1,848,303)	(959,032)
NET ASSETS AT BEGINNING OF PERIOD	20,469,790	32,073,612	101,901,536	18,146,725	41,983,189
NET ASSETS AT END OF PERIOD	$20,715,755	$28,266,135	$120,639,132	$16,298,422	$41,024,157

UNITS OUTSTANDING
Units outstanding at beginning of period	604,972	3,448,374	6,675,901	697,750	2,199,058
Units issued	10,370	2,038,048	153,250	26,358	263,690
Units redeemed	(79,595)	(2,400,448)	(1,044,157)	(120,219)	(399,990)
Units outstanding at end of period	535,747	3,085,974	5,784,994	603,889	2,062,758
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	International	International	Mortgage	Putnam VT	Putnam VT
	Equity	Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,355	$70,915	$689,488	$(187,877)	$(151,866)
Net realized gains (losses)	(103,701)	(279,450)	(329,492)	3,417,984	3,646,878
Change in unrealized gains (losses)	4,208,764	301,414	(675,115)	2,648,942	(179,760)
Increase (decrease) in net assets from operations	4,153,418	92,879	(315,119)	5,879,049	3,315,252
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	37,967	8,067	3,910	76,307	11,117
Benefits	(1,032,523)	(355,946)	(406,212)	(1,188,121)	(816,937)
Payments on termination	(2,235,562)	(449,002)	(679,989)	(2,178,915)	(1,047,557)
Contract maintenance charge	(91,436)	(16,813)	(18,472)	(82,785)	(46,590)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,374,116)	45,574	20,198	(2,014,168)	(691,822)
Increase (decrease) in net assets from contract
transactions	(4,695,670)	(768,120)	(1,080,565)	(5,387,682)	(2,591,789)
INCREASE (DECREASE) IN NET ASSETS	(542,252)	(675,241)	(1,395,684)	491,367	723,463
NET ASSETS AT BEGINNING OF PERIOD	46,998,772	7,683,634	9,521,046	44,279,340	19,827,333
NET ASSETS AT END OF PERIOD	$46,456,520	$7,008,393	$8,125,362	$44,770,707	$20,550,796

UNITS OUTSTANDING
Units outstanding at beginning of period	3,005,219	504,493	539,040	2,183,616	799,940
Units issued	133,427	30,909	38,348	29,160	32,278
Units redeemed	(437,930)	(85,305)	(102,692)	(310,485)	(132,084)
Units outstanding at end of period	2,700,716	450,097	474,696	1,902,291	700,134
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,631)	$(81,320)	$(75,202)	$(710,605)	$144,430
Net realized gains (losses)	206,125	(2,274,862)	520,757	10,041,345	237,234
Change in unrealized gains (losses)	1,227,259	2,555,585	2,078,577	8,519,119	513,693
Increase (decrease) in net assets from operations	1,383,753	199,403	2,524,132	17,849,859	895,357
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,600	17,178	26,229	187,028	1,560
Benefits	(123,405)	(748,074)	(389,293)	(1,806,069)	(62,916)
Payments on termination	(129,656)	(991,883)	(152,566)	(3,834,604)	(336,141)
Contract maintenance charge	(11,598)	(29,724)	(15,145)	(195,183)	(20,497)
Transfers among the sub-accounts and with the
Fixed Account - net	(492,974)	(657,443)	(380,166)	(3,828,841)	(264,738)
Increase (decrease) in net assets from contract
transactions	(747,033)	(2,409,946)	(910,941)	(9,477,669)	(682,732)
INCREASE (DECREASE) IN NET ASSETS	636,720	(2,210,543)	1,613,191	8,372,190	212,625
NET ASSETS AT BEGINNING OF PERIOD	3,488,498	25,192,989	5,516,844	73,387,504	6,418,817
NET ASSETS AT END OF PERIOD	$4,125,218	$22,982,446	$7,130,035	$81,759,694	$6,631,442

UNITS OUTSTANDING
Units outstanding at beginning of period	97,474	770,064	140,177	3,272,162	162,495
Units issued	2,011	57,473	3,605	73,357	7,983
Units redeemed	(20,689)	(145,266)	(23,362)	(484,085)	(25,087)
Units outstanding at end of period	78,796	682,271	120,420	2,861,434	145,391
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Templeton	Templeton	Templeton	AST
	Foreign	Global Bond	Growth	Global
	VIP Class 2	VIP Class 2	VIP Class 2	Bond*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$452,168	$54,069	$5,252	$(33)
Net realized gains (losses)	(1,016,117)	(12,290)	(18,857)	3
Change in unrealized gains (losses)	(342,292)	(98,499)	25,742	166
Increase (decrease) in net assets from operations	(906,241)	(56,720)	12,137	136
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,081	—	—	—
Benefits	(895,359)	(35,269)	(25,242)	—
Payments on termination	(1,742,820)	(20,291)	(27,919)	(821)
Contract maintenance charge	(64,234)	(1,196)	(166)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	281,593	21,464	(33,483)	19,241
Increase (decrease) in net assets from contract
transactions	(2,405,739)	(35,292)	(86,810)	18,418
INCREASE (DECREASE) IN NET ASSETS	(3,311,980)	(92,012)	(74,673)	18,554
NET ASSETS AT BEGINNING OF PERIOD	31,191,253	853,384	450,470	—
NET ASSETS AT END OF PERIOD	$27,879,273	$761,372	$375,797	$18,554

UNITS OUTSTANDING
Units outstanding at beginning of period	1,662,714	30,379	19,098	—
Units issued	152,360	2,149	1,081	1,924
Units redeemed	(294,815)	(3,332)	(4,958)	(82)
Units outstanding at end of period	1,520,259	29,196	15,221	1,842

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(251,970)	$(50,022)	$(421,728)	$(106,716)	$(40)
Net realized gains (losses)	5,080,526	(164,095)	4,488,568	872,877	355
Change in unrealized gains (losses)	2,373,574	948,636	1,459,747	492,935	1,183
Increase (decrease) in net assets from operations	7,202,130	734,519	5,526,587	1,259,096	1,498
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	736	—	—
Benefits	(1,332,872)	(115,658)	(939,690)	(172,912)	—
Payments on termination	(2,821,623)	(472,659)	(1,735,828)	(783,713)	—
Contract maintenance charge	(27,954)	(15,556)	(30,522)	(27,829)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,696)	(2,254)	15,293,832	(238,699)	2
Increase (decrease) in net assets from contract
transactions	(4,209,545)	(606,127)	12,588,528	(1,223,153)	(2)
INCREASE (DECREASE) IN NET ASSETS	2,992,585	128,392	18,115,115	35,943	1,496
NET ASSETS AT BEGINNING OF PERIOD	35,050,307	5,250,693	13,146,125	7,426,694	5,648
NET ASSETS AT END OF PERIOD	$38,042,892	$5,379,085	$31,261,240	$7,462,637	$7,144

UNITS OUTSTANDING
Units outstanding at beginning of period	1,653,723	574,573	815,177	227,070	320
Units issued	50,299	31,391	716,336	5,241	—
Units redeemed	(227,422)	(92,763)	(172,622)	(38,478)	—
Units outstanding at end of period	1,476,600	513,201	1,358,891	193,833	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2020
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(47,284)	$(23,365)	$(16,368)	$(74,491)	$(65)
Net realized gains (losses)	257,278	200,670	44,047	140,961	22
Change in unrealized gains (losses)	120,881	103,453	103,982	750,281	646
Increase (decrease) in net assets from operations	330,875	280,758	131,661	816,751	603
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	6,650	—
Benefits	—	—	—	(331)	—
Payments on termination	(660,236)	(327,302)	(85,932)	(222,037)	—
Contract maintenance charge	(8,849)	(7,952)	(3,105)	(26,716)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	96,097	(29,922)	60,112	58,146	—
Increase (decrease) in net assets from contract
transactions	(572,988)	(365,176)	(28,925)	(184,288)	(6)
INCREASE (DECREASE) IN NET ASSETS	(242,113)	(84,418)	102,736	632,463	597
NET ASSETS AT BEGINNING OF PERIOD	2,565,954	1,516,764	816,378	4,680,977	3,822
NET ASSETS AT END OF PERIOD	$2,323,841	$1,432,346	$919,114	$5,313,440	$4,419

UNITS OUTSTANDING
Units outstanding at beginning of period	238,464	101,527	67,377	328,047	322
Units issued	35,037	7,573	6,315	4,808	—
Units redeemed	(77,096)	(26,488)	(6,006)	(12,549)	—
Units outstanding at end of period	196,405	82,612	67,686	320,306	322
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2019*	2022	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(768)	$(963)	$(2,984)	$(6,222)	$(1,794)
Net realized gains (losses)	7	514	(1,959)	2,072	231
Change in unrealized gains (losses)	2,826	6,060	5,957	13,943	7,303
Increase (decrease) in net assets from operations	2,065	5,611	1,014	9,793	5,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(258)	(573)	—	—	—
Payments on termination	(35,392)	(1,633)	—	(45,131)	—
Contract maintenance charge	(20)	(25)	—	(105)	(140)
Transfers among the sub-accounts and with the
Fixed Account - net	—	655	(253,351)	253,520	—
Increase (decrease) in net assets from contract
transactions	(35,670)	(1,576)	(253,351)	208,284	(140)
INCREASE (DECREASE) IN NET ASSETS	(33,605)	4,035	(252,337)	218,077	5,600
NET ASSETS AT BEGINNING OF PERIOD	81,131	71,378	252,337	291,339	116,410
NET ASSETS AT END OF PERIOD	$47,526	$75,413	$—	$509,416	$122,010

UNITS OUTSTANDING
Units outstanding at beginning of period	7,099	5,167	19,372	24,255	11,365
Units issued	—	48	—	20,919	—
Units redeemed	(3,022)	(30)	(19,372)	(3,610)	(13)
Units outstanding at end of period	4,077	5,185	—	41,564	11,352
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2024	2026	2027	2029	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(761)	$(5,115)	$(330)	$(429)	$(56,901)
Net realized gains (losses)	113	10,417	2,159	53	109,777
Change in unrealized gains (losses)	3,761	24,966	493	1,779	601,417
Increase (decrease) in net assets from operations	3,113	30,268	2,322	1,403	654,293
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	240
Benefits	—	—	—	—	—
Payments on termination	—	(45,566)	—	—	(245,788)
Contract maintenance charge	(35)	(176)	(41)	—	(14,217)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(119,606)	(44,605)	35,663	62,966
Increase (decrease) in net assets from contract
transactions	(35)	(165,348)	(44,646)	35,663	(196,799)
INCREASE (DECREASE) IN NET ASSETS	3,078	(135,080)	(42,324)	37,066	457,494
NET ASSETS AT BEGINNING OF PERIOD	48,992	432,330	54,364	—	3,264,367
NET ASSETS AT END OF PERIOD	$52,070	$297,250	$12,040	$37,066	$3,721,861

UNITS OUTSTANDING
Units outstanding at beginning of period	4,956	43,830	5,602	—	233,169
Units issued	—	180	—	3,601	4,407
Units redeemed	(3)	(16,202)	(4,470)	(132)	(9,482)
Units outstanding at end of period	4,953	27,808	1,132	3,469	228,094
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				AST
				Fidelity
	AST	AST	AST	Institutional	AST
	Cohen & Steers	Cohen & Steers	Emerging	AMSM	Goldman Sachs
	Global Realty	Realty	Markets Equity*	Quantitative	Multi-Asset
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29)	$(178)	$(77)	$(16,347)	$(5,323)
Net realized gains (losses)	55	198	(7)	46,446	7,224
Change in unrealized gains (losses)	325	2,599	610	147,590	47,004
Increase (decrease) in net assets from operations	351	2,619	526	177,689	48,905
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	(103)	—	(306)	(170,093)	(16,821)
Contract maintenance charge	(11)	(12)	(29)	(4,204)	(801)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(71)	(1)	141,256	7,951
Increase (decrease) in net assets from contract
transactions	(114)	(83)	(336)	(33,041)	(9,671)
INCREASE (DECREASE) IN NET ASSETS	237	2,536	190	144,648	39,234
NET ASSETS AT BEGINNING OF PERIOD	1,605	9,012	4,765	949,107	339,173
NET ASSETS AT END OF PERIOD	$1,842	$11,548	$4,955	$1,093,755	$378,407

UNITS OUTSTANDING
Units outstanding at beginning of period	125	566	542	79,042	27,389
Units issued	—	19	—	13,144	1,216
Units redeemed	(9)	(24)	(36)	(14,851)	(1,853)
Units outstanding at end of period	116	561	506	77,335	26,752
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST			AST
	Goldman Sachs	AST		Hotchkis & Wiley	AST
	Small-Cap	Government	AST	Large-Cap	International
	Value	Money Market	High Yield	Value	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37)	$600	$(322)	$(15)	$(575)
Net realized gains (losses)	98	—	297	6	1,099
Change in unrealized gains (losses)	344	—	3,757	313	11,676
Increase (decrease) in net assets from operations	405	600	3,732	304	12,200
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	(1,293,377)	(358)	—	—
Payments on termination	(134)	(723,265)	—	—	(5,303)
Contract maintenance charge	(13)	(41)	(20)	(2)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	—	2,080,284	(333)	(1)	2,115
Increase (decrease) in net assets from contract
transactions	(147)	63,601	(711)	(3)	(3,213)
INCREASE (DECREASE) IN NET ASSETS	258	64,201	3,021	301	8,987
NET ASSETS AT BEGINNING OF PERIOD	2,060	237,485	27,080	1,081	40,184
NET ASSETS AT END OF PERIOD	$2,318	$301,686	$30,101	$1,382	$49,171

UNITS OUTSTANDING
Units outstanding at beginning of period	100	27,526	1,672	80	3,913
Units issued	—	185,084	—	1	203
Units redeemed	(6)	(164,594)	(35)	—	(396)
Units outstanding at end of period	94	48,016	1,637	81	3,720
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			AST	AST	AST
	AST	AST	J.P. Morgan	J.P. Morgan	J.P. Morgan
	International	Investment	Global	International	Strategic
	Value	Grade Bond	Thematic	Equity	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(353)	$(33,944)	$(1,898)	$(1,582)	$(26,085)
Net realized gains (losses)	1,226	200,717	24,399	3,646	224,114
Change in unrealized gains (losses)	4,399	60,717	6,220	17,298	13,851
Increase (decrease) in net assets from operations	5,272	227,490	28,721	19,362	211,880
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	210
Benefits	—	—	—	—	—
Payments on termination	(17,038)	(127,660)	(13,900)	(18,939)	(95,676)
Contract maintenance charge	(18)	(22,363)	(762)	(3)	(10,003)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(2,075,058)	(106,689)	—	(201,045)
Increase (decrease) in net assets from contract
transactions	(17,056)	(2,225,081)	(121,351)	(18,942)	(306,514)
INCREASE (DECREASE) IN NET ASSETS	(11,784)	(1,997,591)	(92,630)	420	(94,634)
NET ASSETS AT BEGINNING OF PERIOD	34,678	3,979,223	226,679	84,820	1,755,793
NET ASSETS AT END OF PERIOD	$22,894	$1,981,632	$134,049	$85,240	$1,661,159

UNITS OUTSTANDING
Units outstanding at beginning of period	3,944	248,933	15,776	9,241	138,233
Units issued	—	28,043	495	—	32,523
Units redeemed	(1,685)	(162,196)	(8,325)	(1,668)	(52,340)
Units outstanding at end of period	2,259	114,780	7,946	7,573	118,416
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST
	Loomis Sayles	AST		AST	AST
	Large-Cap	MFS Global	AST	MFS Growth	Mid-Cap
	Growth	Equity	MFS Growth	Allocation	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,514)	$(308)	$(45)	$(3,692)	$(820)
Net realized gains (losses)	28,602	15,654	182	3,342	35,086
Change in unrealized gains (losses)	21,862	(5,857)	1,048	32,844	(10,623)
Increase (decrease) in net assets from operations	47,950	9,489	1,185	32,494	23,643
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(2,600)	(960)	—	—	(536)
Payments on termination	(44,092)	(31,972)	(213)	(15,384)	(78,761)
Contract maintenance charge	(44)	(2)	(11)	(1)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(6)	(1)	(1)	2,882	857
Increase (decrease) in net assets from contract
transactions	(46,742)	(32,935)	(225)	(12,503)	(78,461)
INCREASE (DECREASE) IN NET ASSETS	1,208	(23,446)	960	19,991	(54,818)
NET ASSETS AT BEGINNING OF PERIOD	171,915	44,530	3,446	163,512	96,581
NET ASSETS AT END OF PERIOD	$173,123	$21,084	$4,406	$183,503	$41,763

UNITS OUTSTANDING
Units outstanding at beginning of period	8,378	2,648	161	13,067	4,766
Units issued	1	—	—	258	51
Units redeemed	(1,705)	(1,670)	(10)	(967)	(3,164)
Units outstanding at end of period	6,674	978	151	12,358	1,653
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST
	Neuberger	AST	AST	AST
	Berman/LSV	Preservation	Prudential	QMA	AST
	Mid-Cap	Asset	Growth	US Equity	Small-Cap
	Value	Allocation	Allocation	Alpha	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(303)	$(58,143)	$(154,999)	$(460)	$(15)
Net realized gains (losses)	255	443,057	573,161	12,854	1
Change in unrealized gains (losses)	3,886	104,644	1,163,294	(2,902)	217
Increase (decrease) in net assets from operations	3,838	489,558	1,581,456	9,492	203
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	(1,138)	—
Payments on termination	(191)	(288,488)	(1,051,996)	(18,978)	—
Contract maintenance charge	(26)	(17,637)	(63,795)	(11)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	979	(406,110)	1,136,884	1,968	453
Increase (decrease) in net assets from contract
transactions	762	(712,235)	21,093	(18,159)	451
INCREASE (DECREASE) IN NET ASSETS	4,600	(222,677)	1,602,549	(8,667)	654
NET ASSETS AT BEGINNING OF PERIOD	19,513	4,045,085	8,880,700	46,429	531
NET ASSETS AT END OF PERIOD	$24,113	$3,822,408	$10,483,249	$37,762	$1,185

UNITS OUTSTANDING
Units outstanding at beginning of period	1,143	291,178	702,240	2,469	27
Units issued	62	32,510	147,030	103	19
Units redeemed	(20)	(76,600)	(135,884)	(923)	—
Units outstanding at end of period	1,185	247,088	713,386	1,649	46
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST		AST	AST	AST
	Small-Cap	AST	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Growth	Small-Cap	Asset	Large-Cap	Large-Cap
	Opportunities	Value	Allocation	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(302)	$(393)	$(56,325)	$(100)	$(1,159)
Net realized gains (losses)	692	228	203,461	65	97
Change in unrealized gains (losses)	6,640	5,792	423,850	1,881	11,403
Increase (decrease) in net assets from operations	7,030	5,627	570,986	1,846	10,341
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(556)	—	—	—	(546)
Payments on termination	(334)	—	(392,012)	—	—
Contract maintenance charge	(15)	(10)	(10,761)	(9)	(23)
Transfers among the sub-accounts and with the
Fixed Account - net	898	573	434,811	661	80,437
Increase (decrease) in net assets from contract
transactions	(7)	563	32,038	652	79,868
INCREASE (DECREASE) IN NET ASSETS	7,023	6,190	603,024	2,498	90,209
NET ASSETS AT BEGINNING OF PERIOD	19,965	27,278	2,962,429	6,559	16,016
NET ASSETS AT END OF PERIOD	$26,988	$33,468	$3,565,453	$9,057	$106,225

UNITS OUTSTANDING
Units outstanding at beginning of period	1,183	1,664	201,481	241	1,407
Units issued	62	43	26,913	22	6,370
Units redeemed	(38)	(11)	(25,760)	—	(42)
Units outstanding at end of period	1,207	1,696	202,634	263	7,735

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST		AST	AST	AST
	T. Rowe Price	AST	WEDGE Capital	Wellington	Western Asset
	Natural	Templeton	Mid-Cap	Management	Core Plus
	Resources	Global Bond	Value	Hedged Equity	Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(464)	$(307)	$(497)	$(3,677)	$(693)
Net realized gains (losses)	(1,638)	21	308	1,829	365
Change in unrealized gains (losses)	7,130	317	5,316	40,811	6,608
Increase (decrease) in net assets from operations	5,028	31	5,127	38,963	6,280
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	(1,199)
Payments on termination	(7,263)	(826)	—	(4,508)	(1,198)
Contract maintenance charge	(24)	(12)	—	(403)	(24)
Transfers among the sub-accounts and with the
Fixed Account - net	1,033	278	—	6,484	—
Increase (decrease) in net assets from contract
transactions	(6,254)	(560)	—	1,573	(2,421)
INCREASE (DECREASE) IN NET ASSETS	(1,226)	(529)	5,127	40,536	3,859
NET ASSETS AT BEGINNING OF PERIOD	33,491	21,617	29,514	207,421	57,629
NET ASSETS AT END OF PERIOD	$32,265	$21,088	$34,641	$247,957	$61,488

UNITS OUTSTANDING
Units outstanding at beginning of period	4,309	1,866	1,833	18,021	4,296
Units issued	180	32	1	337	—
Units redeemed	(766)	(9)	—	(293)	(63)
Units outstanding at end of period	3,723	1,889	1,834	18,065	4,233
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		BNY Mellon		BNY Mellon VIF
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	DWS
	Stock Index	Equity Portfolio,	Government	Income	Bond VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$684	$32	$467	$(48)	$4,270
Net realized gains (losses)	28,675	367	—	2,168	(595)
Change in unrealized gains (losses)	31,631	2,733	—	2,220	12,635
Increase (decrease) in net assets from operations	60,990	3,132	467	4,340	16,310
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(139)	—	(1,166)	—	(6,008)
Payments on termination	(10,949)	—	(1,475)	(413)	(9,928)
Contract maintenance charge	(176)	(8)	(87)	(31)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(25,847)	—	556	(262)	(1,738)
Increase (decrease) in net assets from contract
transactions	(37,111)	(8)	(2,172)	(706)	(17,674)
INCREASE (DECREASE) IN NET ASSETS	23,879	3,124	(1,705)	3,634	(1,364)
NET ASSETS AT BEGINNING OF PERIOD	223,563	9,544	178,268	16,020	171,168
NET ASSETS AT END OF PERIOD	$247,442	$12,668	$176,563	$19,654	$169,804

UNITS OUTSTANDING
Units outstanding at beginning of period	9,553	505	18,038	735	10,179
Units issued	—	—	53	—	52
Units redeemed	(1,544)	—	(271)	(29)	(1,039)
Units outstanding at end of period	8,009	505	17,820	706	9,192
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	DWS		DWS	DWS	DWS
	Capital Growth	DWS	CROCI®	Global Income	Global
	VIP	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,750)	$2,332	$3,179	$18,669	$(4,333)
Net realized gains (losses)	222,616	59,562	(7,683)	5,342	2,249
Change in unrealized gains (losses)	205,077	66,656	31,352	57,212	114,545
Increase (decrease) in net assets from operations	423,943	128,550	26,848	81,223	112,461
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	250	—	180	—	180
Benefits	(48,699)	(15,926)	(2,696)	(13,127)	(28,864)
Payments on termination	(116,816)	(85,528)	(7,797)	(238,941)	(54,789)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	5,727	9,682	(10,196)	27,106	(17,775)
Increase (decrease) in net assets from contract
transactions	(159,538)	(91,772)	(20,509)	(224,962)	(101,248)
INCREASE (DECREASE) IN NET ASSETS	264,405	36,778	6,339	(143,739)	11,213
NET ASSETS AT BEGINNING OF PERIOD	1,210,608	476,368	137,718	519,647	589,699
NET ASSETS AT END OF PERIOD	$1,475,013	$513,146	$144,057	$375,908	$600,912

UNITS OUTSTANDING
Units outstanding at beginning of period	43,607	20,329	12,080	30,448	18,258
Units issued	5,079	402	20	1,412	20
Units redeemed	(9,687)	(3,818)	(1,653)	(13,386)	(2,825)
Units outstanding at end of period	38,999	16,913	10,447	18,474	15,453
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Federated
	DWS	DWS	Hermes
	Government	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP
	Money Market	Growth VIP	Money	Contrafund	Contrafund
	VIP Class A	Class A	Fund II*	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$702	$(2,210)	$5,832	$(39,862)	$(357,702)
Net realized gains (losses)	—	28,548	—	589,004	3,539,894
Change in unrealized gains (losses)	—	33,469	—	560,960	3,177,980
Increase (decrease) in net assets from operations	702	59,807	5,832	1,110,102	6,360,172
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	60	4,078	4,618
Benefits	(2,507)	(13,185)	(30,240)	(79,342)	(761,818)
Payments on termination	—	(14,243)	(182,204)	(322,030)	(2,518,570)
Contract maintenance charge	—	—	(2,376)	(2,483)	(88,861)
Transfers among the sub-accounts and with the
Fixed Account - net	2,680	(15,473)	(27,220)	(126,064)	(1,089,751)
Increase (decrease) in net assets from contract
transactions	173	(42,661)	(241,980)	(525,841)	(4,454,382)
INCREASE (DECREASE) IN NET ASSETS	875	17,146	(236,148)	584,261	1,905,790
NET ASSETS AT BEGINNING OF PERIOD	65,979	288,575	2,642,433	3,919,193	23,618,321
NET ASSETS AT END OF PERIOD	$66,854	$305,721	$2,406,285	$4,503,454	$25,524,111

UNITS OUTSTANDING
Units outstanding at beginning of period	6,473	14,036	235,926	134,392	1,167,019
Units issued	259	31	994	355	21,696
Units redeemed	(244)	(1,830)	(22,060)	(14,957)	(212,034)
Units outstanding at end of period	6,488	12,237	214,860	119,790	976,681
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,009	$1,178	$5,704	$5,315	$(887)
Net realized gains (losses)	39,627	30,585	242,358	198,411	59,529
Change in unrealized gains (losses)	82,349	71,336	99,201	271,987	95,714
Increase (decrease) in net assets from operations	124,985	103,099	347,263	475,713	154,356
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	—	—	—
Benefits	(1,072)	(1,452)	(582,803)	(2,559)	(90,357)
Payments on termination	(30,706)	(17,191)	(340,020)	(222,465)	(78,871)
Contract maintenance charge	(237)	(138)	(8,004)	(13,910)	(3,118)
Transfers among the sub-accounts and with the
Fixed Account - net	(25,823)	561	357,780	170,980	(3,663)
Increase (decrease) in net assets from contract
transactions	(57,658)	(18,220)	(573,047)	(67,954)	(176,009)
INCREASE (DECREASE) IN NET ASSETS	67,327	84,879	(225,784)	407,759	(21,653)
NET ASSETS AT BEGINNING OF PERIOD	511,787	417,117	2,854,927	2,736,654	750,043
NET ASSETS AT END OF PERIOD	$579,114	$501,996	$2,629,143	$3,144,413	$728,390

UNITS OUTSTANDING
Units outstanding at beginning of period	23,561	23,190	197,596	189,331	50,029
Units issued	8	103	27,963	11,128	18
Units redeemed	(2,311)	(984)	(62,914)	(15,009)	(10,466)
Units outstanding at end of period	21,258	22,309	162,645	185,450	39,581
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(239)	$198,960	$3,924	$62,853	$(35,575)
Net realized gains (losses)	35,757	—	—	494,330	340,098
Change in unrealized gains (losses)	31,103	—	—	315,770	569,623
Increase (decrease) in net assets from operations	66,621	198,960	3,924	872,953	874,146
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,283	6,300	—	16,590
Benefits	(87,419)	(2,185,724)	(1,579,747)	(136,250)	19,782
Payments on termination	(35,356)	(2,342,797)	(4,929,811)	(347,018)	(330,711)
Contract maintenance charge	(4,096)	(18,813)	(88,400)	(12,242)	(2,308)
Transfers among the sub-accounts and with the
Fixed Account - net	(35,400)	311,321	2,980,815	(245,157)	(94,660)
Increase (decrease) in net assets from contract
transactions	(162,271)	(4,232,730)	(3,610,843)	(740,667)	(391,307)
INCREASE (DECREASE) IN NET ASSETS	(95,650)	(4,033,770)	(3,606,919)	132,286	482,839
NET ASSETS AT BEGINNING OF PERIOD	725,666	36,559,063	46,263,429	3,482,835	2,822,889
NET ASSETS AT END OF PERIOD	$630,016	$32,525,293	$42,656,510	$3,615,121	$3,305,728

UNITS OUTSTANDING
Units outstanding at beginning of period	57,179	3,705,302	4,908,373	175,534	138,572
Units issued	4,334	388,650	609,595	2,532	1,534
Units redeemed	(16,167)	(816,103)	(989,885)	(34,653)	(18,217)
Units outstanding at end of period	45,346	3,277,849	4,528,083	143,413	121,889
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,272)	$(1,999)	$7,806	$53,679	$16,058
Net realized gains (losses)	292,606	9,491	(2,706)	(10,501)	331,121
Change in unrealized gains (losses)	278,300	26,901	24,947	151,299	483,575
Increase (decrease) in net assets from operations	541,634	34,393	30,047	194,477	830,754
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	688	—	14,763
Benefits	287,393	(963)	(1,656)	(38,661)	(61,354)
Payments on termination	(155,752)	(1,534)	(38,775)	(101,542)	(342,860)
Contract maintenance charge	(4,996)	(42)	(242)	(3,370)	(1,809)
Transfers among the sub-accounts and with the
Fixed Account - net	(94,895)	(11)	(14,803)	8,476	(99,751)
Increase (decrease) in net assets from contract
transactions	31,750	(2,550)	(54,788)	(135,097)	(491,011)
INCREASE (DECREASE) IN NET ASSETS	573,384	31,843	(24,741)	59,380	339,743
NET ASSETS AT BEGINNING OF PERIOD	1,219,489	109,322	235,890	1,570,499	2,971,161
NET ASSETS AT END OF PERIOD	$1,792,873	$141,165	$211,149	$1,629,879	$3,310,904

UNITS OUTSTANDING
Units outstanding at beginning of period	45,815	5,627	14,022	93,333	150,318
Units issued	22,609	—	157	2,595	876
Units redeemed	(19,265)	(119)	(3,163)	(10,015)	(21,641)
Units outstanding at end of period	49,159	5,508	11,016	85,913	129,553
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Investment	Investment	Fidelity VIP	Fidelity VIP
	Index 500	Grade Bond	Grade Bond	Mid Cap	Overseas
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$9,784	$9,447	$8	$(71,757)	$1,452
Net realized gains (losses)	733,323	2,127	(2)	764,996	21,028
Change in unrealized gains (losses)	2,114,386	42,237	39	674,842	89,754
Increase (decrease) in net assets from operations	2,857,493	53,811	45	1,368,081	112,234
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	650	1,650	—	(1,500)	3,200
Benefits	(298,748)	(2,123)	—	(154,014)	(9,149)
Payments on termination	(717,341)	(48,291)	—	(680,454)	(11,837)
Contract maintenance charge	(32,635)	(422)	(3)	(25,265)	(360)
Transfers among the sub-accounts and with the
Fixed Account - net	(463,554)	(411)	10	(82,965)	6,020
Increase (decrease) in net assets from contract
transactions	(1,511,628)	(49,597)	7	(944,198)	(12,126)
INCREASE (DECREASE) IN NET ASSETS	1,345,865	4,214	52	423,883	100,108
NET ASSETS AT BEGINNING OF PERIOD	10,606,099	659,095	580	6,782,633	438,603
NET ASSETS AT END OF PERIOD	$11,951,964	$663,309	$632	$7,206,516	$538,711

UNITS OUTSTANDING
Units outstanding at beginning of period	545,195	33,225	38	357,629	32,743
Units issued	14,228	230	—	14,965	821
Units redeemed	(82,518)	(2,578)	—	(57,628)	(1,677)
Units outstanding at end of period	476,905	30,877	38	314,966	31,887
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Franklin		Franklin
	Fidelity VIP	Franklin	Growth	Franklin	Large Cap
	Overseas	Flex Cap Growth	and Income	Income	Growth
	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26)	$(16,778)	$106,234	$2,373,856	$(259,348)
Net realized gains (losses)	447	30,179	1,310,066	1,334,887	2,808,284
Change in unrealized gains (losses)	1,130	239,556	2,086,047	4,662,094	1,935,122
Increase (decrease) in net assets from operations	1,551	252,957	3,502,347	8,370,837	4,484,058
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,766	3,697	30,088
Benefits	—	(23,874)	(836,161)	(5,686,183)	(418,619)
Payments on termination	(1,444)	(147,260)	(1,764,240)	(5,688,898)	(1,515,154)
Contract maintenance charge	(7)	(3,946)	(58,551)	(120,894)	(44,301)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(34,213)	(423,407)	479,172	(1,168,228)
Increase (decrease) in net assets from contract
transactions	(1,452)	(209,293)	(3,079,593)	(11,013,106)	(3,116,214)
INCREASE (DECREASE) IN NET ASSETS	99	43,664	422,754	(2,642,269)	1,367,844
NET ASSETS AT BEGINNING OF PERIOD	6,589	925,863	16,048,289	62,568,215	14,716,845
NET ASSETS AT END OF PERIOD	$6,688	$969,527	$16,471,043	$59,925,946	$16,084,689

UNITS OUTSTANDING
Units outstanding at beginning of period	402	42,809	621,982	3,404,996	742,443
Units issued	—	922	6,625	162,918	24,965
Units redeemed	(92)	(8,903)	(111,984)	(707,572)	(153,936)
Units outstanding at end of period	310	34,828	516,623	2,860,342	613,472
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Franklin			Franklin	Franklin
	Mutual Global	Franklin	Franklin	Small-Mid	U.S. Government
	Discovery	Mutual Shares	Small Cap Value	Cap Growth	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,152)	$52,350	$(85,515)	$(10,841)	$110,515
Net realized gains (losses)	542,785	3,662,126	2,270,276	90,749	(128,487)
Change in unrealized gains (losses)	833,996	2,737,695	1,169,245	94,844	314,401
Increase (decrease) in net assets from operations	1,371,629	6,452,171	3,354,006	174,752	296,429
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	700	136,540	9,935	—	(6,525)
Benefits	(406,729)	(1,327,592)	(565,280)	(6,373)	(18,514)
Payments on termination	(738,241)	(3,119,599)	(1,481,269)	(88,733)	(812,507)
Contract maintenance charge	(22,962)	(84,725)	(42,539)	(2,517)	(38,771)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,353)	(1,036,030)	(141,839)	68,489	(706,651)
Increase (decrease) in net assets from contract
transactions	(1,332,585)	(5,431,406)	(2,220,992)	(29,134)	(1,582,968)
INCREASE (DECREASE) IN NET ASSETS	39,044	1,020,765	1,133,014	145,618	(1,286,539)
NET ASSETS AT BEGINNING OF PERIOD	6,692,971	33,513,199	14,664,370	613,144	8,298,369
NET ASSETS AT END OF PERIOD	$6,732,015	$34,533,964	$15,797,384	$758,762	$7,011,830

UNITS OUTSTANDING
Units outstanding at beginning of period	406,785	1,627,870	458,351	18,669	682,363
Units issued	6,679	42,236	19,146	3,133	49,433
Units redeemed	(76,188)	(274,473)	(81,228)	(4,160)	(174,652)
Units outstanding at end of period	337,276	1,395,633	396,269	17,642	557,144

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.
	Cap Value	Cap Value	Equity Insights	Growth	Equity Insights
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,896)	$(12,861)	$(40,472)	$(136)	$(13,921)
Net realized gains (losses)	(3,171)	59,149	19,749	1,139	209,019
Change in unrealized gains (losses)	338,682	337,559	674,244	1,890	434,502
Increase (decrease) in net assets from operations	330,615	383,847	653,521	2,893	629,600
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(60,025)	(21,569)	(75,045)	—	(95,032)
Payments on termination	(142,931)	(81,673)	(351,793)	—	(259,296)
Contract maintenance charge	(4,360)	(3,426)	(8,029)	(19)	(6,923)
Transfers among the sub-accounts and with the
Fixed Account - net	(61,647)	(15,027)	(130,782)	1	(43,938)
Increase (decrease) in net assets from contract
transactions	(268,963)	(121,695)	(565,649)	(18)	(405,189)
INCREASE (DECREASE) IN NET ASSETS	61,652	262,152	87,872	2,875	224,411
NET ASSETS AT BEGINNING OF PERIOD	1,505,089	1,343,426	3,065,980	8,680	2,850,434
NET ASSETS AT END OF PERIOD	$1,566,741	$1,605,578	$3,153,852	$11,555	$3,074,845

UNITS OUTSTANDING
Units outstanding at beginning of period	93,879	67,632	161,237	479	134,978
Units issued	1,286	2,070	2,117	—	7,991
Units redeemed	(16,099)	(7,275)	(28,381)	—	(24,626)
Units outstanding at end of period	79,066	62,427	134,973	479	118,343
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Capital	Capital	Conservative	Conservative	Discovery Mid
	Appreciation	Appreciation	Balanced	Balanced	Cap Growth
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,080)	$(233,569)	$7,410	$18,707	$(9,524)
Net realized gains (losses)	344,498	2,055,629	22,568	147,133	88,298
Change in unrealized gains (losses)	553,590	2,331,160	101,159	557,516	111,966
Increase (decrease) in net assets from operations	859,008	4,153,220	131,137	723,356	190,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,298	5,163	7,750	675	—
Benefits	(6,509)	(536,435)	(9,628)	(136,459)	(7,520)
Payments on termination	(225,255)	(1,628,542)	(39,690)	(633,105)	(14,689)
Contract maintenance charge	(1,779)	(43,721)	(378)	(21,578)	(141)
Transfers among the sub-accounts and with the
Fixed Account - net	(60,838)	(697,011)	(511)	(61,713)	1,363
Increase (decrease) in net assets from contract
transactions	(264,083)	(2,900,546)	(42,457)	(852,180)	(20,987)
INCREASE (DECREASE) IN NET ASSETS	594,925	1,252,674	88,680	(128,824)	169,753
NET ASSETS AT BEGINNING OF PERIOD	2,589,074	13,260,353	844,298	5,061,276	519,656
NET ASSETS AT END OF PERIOD	$3,183,999	$14,513,027	$932,978	$4,932,452	$689,409

UNITS OUTSTANDING
Units outstanding at beginning of period	141,017	585,657	56,848	328,542	43,452
Units issued	1,460	9,547	489	6,003	70
Units redeemed	(13,488)	(115,787)	(3,078)	(56,597)	(1,452)
Units outstanding at end of period	128,989	479,417	54,259	277,948	42,070
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global	Global
	Cap Growth	Global	Global	Strategic Income	Strategic Income
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83,810)	$(9,765)	$(63,714)	$26,299	$494,467
Net realized gains (losses)	1,019,165	368,897	1,179,910	(7,348)	(206,461)
Change in unrealized gains (losses)	615,750	205,687	554,780	77,588	2,066,107
Increase (decrease) in net assets from operations	1,551,105	564,819	1,670,976	96,539	2,354,113
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,390	19,622	14,891	12,160	3,317
Benefits	(132,916)	(163,295)	(128,444)	(27,734)	(845,711)
Payments on termination	(647,810)	(133,397)	(554,684)	(201,139)	(2,635,795)
Contract maintenance charge	(18,311)	(1,365)	(23,737)	(415)	(83,497)
Transfers among the sub-accounts and with the
Fixed Account - net	(424,579)	(1,830)	(135,658)	(3,510)	319,062
Increase (decrease) in net assets from contract
transactions	(1,222,226)	(280,265)	(827,632)	(220,638)	(3,242,624)
INCREASE (DECREASE) IN NET ASSETS	328,879	284,554	843,344	(124,099)	(888,511)
NET ASSETS AT BEGINNING OF PERIOD	4,497,418	2,033,955	5,933,471	1,104,420	27,811,395
NET ASSETS AT END OF PERIOD	$4,826,297	$2,318,509	$6,776,815	$980,321	$26,922,884

UNITS OUTSTANDING
Units outstanding at beginning of period	170,500	65,730	186,314	76,981	1,572,580
Units issued	2,942	1,004	6,070	2,407	66,370
Units redeemed	(39,572)	(8,915)	(27,882)	(13,669)	(238,549)
Units outstanding at end of period	133,870	57,819	164,502	65,719	1,400,401
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Invesco	Invesco	Invesco
	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street	Total Return
	Main Street	Main Street	Small Cap	Small Cap	Bond
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,210)	$(199,809)	$(14,504)	$(169,458)	$9,422
Net realized gains (losses)	213,242	4,726,302	110,517	1,162,671	(7,654)
Change in unrealized gains (losses)	93,394	1,676,285	164,948	1,212,202	33,570
Increase (decrease) in net assets from operations	301,426	6,202,778	260,961	2,205,415	35,338
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	29,671	2,498	3,390	1,590
Benefits	(8,871)	(589,117)	(36,873)	(392,052)	(2,221)
Payments on termination	(58,330)	(2,129,901)	(59,825)	(1,075,421)	(32,679)
Contract maintenance charge	(641)	(73,075)	(1,080)	(35,736)	(381)
Transfers among the sub-accounts and with the
Fixed Account - net	(66,358)	(1,445,706)	11,556	(116,717)	(1,329)
Increase (decrease) in net assets from contract
transactions	(134,200)	(4,208,128)	(83,724)	(1,616,536)	(35,020)
INCREASE (DECREASE) IN NET ASSETS	167,226	1,994,650	177,237	588,879	318
NET ASSETS AT BEGINNING OF PERIOD	1,045,464	22,301,312	1,090,813	9,697,945	440,294
NET ASSETS AT END OF PERIOD	$1,212,690	$24,295,962	$1,268,050	$10,286,824	$440,612

UNITS OUTSTANDING
Units outstanding at beginning of period	56,152	866,672	27,997	269,207	34,578
Units issued	1	14,081	437	8,031	551
Units redeemed	(6,062)	(151,352)	(2,357)	(46,687)	(3,114)
Units outstanding at end of period	50,091	729,401	26,077	230,551	32,015
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	American	American	Invesco V.I.	Invesco V.I.
	Bond	Franchise	Franchise	American Value	American Value
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$159,546	$(1,068,585)	$(294,624)	$(260,516)	$(180,954)
Net realized gains (losses)	(171,654)	14,151,355	3,669,502	1,912,387	1,053,366
Change in unrealized gains (losses)	726,585	8,148,502	1,469,346	3,593,620	2,021,520
Increase (decrease) in net assets from operations	714,477	21,231,272	4,844,224	5,245,491	2,893,932
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,444	23,143	5,063	3,397	10,871
Benefits	(376,266)	(2,337,565)	(280,067)	(810,994)	(605,023)
Payments on termination	(1,109,672)	(5,065,369)	(1,667,933)	(1,803,441)	(1,319,311)
Contract maintenance charge	(34,006)	(36,557)	(34,211)	(21,760)	(42,859)
Transfers among the sub-accounts and with the
Fixed Account - net	517,270	(1,867,303)	(553,989)	(556,664)	(276,614)
Increase (decrease) in net assets from contract
transactions	(962,230)	(9,283,651)	(2,531,137)	(3,189,462)	(2,232,936)
INCREASE (DECREASE) IN NET ASSETS	(247,753)	11,947,621	2,313,087	2,056,029	660,996
NET ASSETS AT BEGINNING OF PERIOD	9,765,272	64,337,700	15,162,710	23,924,251	13,501,577
NET ASSETS AT END OF PERIOD	$9,517,519	$76,285,321	$17,475,797	$25,980,280	$14,162,573

UNITS OUTSTANDING
Units outstanding at beginning of period	1,070,226	3,458,735	773,022	1,083,664	491,973
Units issued	118,548	94,063	10,800	21,567	9,662
Units redeemed	(218,937)	(501,460)	(116,528)	(147,584)	(80,925)
Units outstanding at end of period	969,837	3,051,338	667,294	957,647	420,710
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Comstock	Comstock	Core Equity	Core Equity	Core Plus Bond
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$91,905	$(41,432)	$(267,299)	$(15,498)	$78,675
Net realized gains (losses)	2,903,561	9,238,372	7,701,975	142,285	(78,585)
Change in unrealized gains (losses)	921,734	2,578,156	5,208,883	88,891	478,980
Increase (decrease) in net assets from operations	3,917,200	11,775,096	12,643,559	215,678	479,070
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	912	7,911	12,534	—	150
Benefits	(912,838)	(1,122,599)	(1,794,689)	23,886	(116,514)
Payments on termination	(1,046,528)	(4,665,275)	(4,007,417)	(207,966)	(421,778)
Contract maintenance charge	(7,267)	(101,738)	(27,235)	(1,977)	(1,691)
Transfers among the sub-accounts and with the
Fixed Account - net	(236,516)	(1,783,359)	(1,758,440)	18,011	252,433
Increase (decrease) in net assets from contract
transactions	(2,202,237)	(7,665,060)	(7,575,247)	(168,046)	(287,400)
INCREASE (DECREASE) IN NET ASSETS	1,714,963	4,110,036	5,068,312	47,632	191,670
NET ASSETS AT BEGINNING OF PERIOD	17,564,570	54,544,914	49,405,443	902,623	5,073,687
NET ASSETS AT END OF PERIOD	$19,279,533	$58,654,950	$54,473,755	$950,255	$5,265,357

UNITS OUTSTANDING
Units outstanding at beginning of period	781,942	2,478,715	2,426,552	57,283	333,146
Units issued	34,294	35,010	46,712	3,165	44,193
Units redeemed	(121,444)	(340,551)	(369,148)	(13,614)	(61,016)
Units outstanding at end of period	694,792	2,173,174	2,104,116	46,834	316,323
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Diversified	Diversified	Equity	Equity
	Core Plus Bond	Dividend	Dividend	and Income	and Income
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$295	$1,546,367	$217,562	$190,138	$116,611
Net realized gains (losses)	(1,056)	13,164,002	2,519,739	1,514,391	1,825,293
Change in unrealized gains (losses)	11,430	7,369,584	2,220,820	1,303,510	1,492,213
Increase (decrease) in net assets from operations	10,669	22,079,953	4,958,121	3,008,039	3,434,117
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	17,600	60	168	7,677
Benefits	—	(6,609,865)	(490,676)	(1,535,747)	(686,383)
Payments on termination	(203)	(6,183,597)	(1,319,455)	(1,278,134)	(1,373,928)
Contract maintenance charge	—	(41,055)	(28,355)	(6,903)	(36,351)
Transfers among the sub-accounts and with the
Fixed Account - net	231,174	(1,820,463)	(721,334)	(281,563)	(168,786)
Increase (decrease) in net assets from contract
transactions	230,971	(14,637,380)	(2,559,760)	(3,102,179)	(2,257,771)
INCREASE (DECREASE) IN NET ASSETS	241,640	7,442,573	2,398,361	(94,140)	1,176,346
NET ASSETS AT BEGINNING OF PERIOD	106,267	100,091,744	22,899,333	17,408,896	19,859,409
NET ASSETS AT END OF PERIOD	$347,907	$107,534,317	$25,297,694	$17,314,756	$21,035,755

UNITS OUTSTANDING
Units outstanding at beginning of period	7,948	2,012,003	1,230,104	895,727	972,496
Units issued	16,300	42,579	10,418	22,772	9,830
Units redeemed	(962)	(310,201)	(132,838)	(170,949)	(108,733)
Units outstanding at end of period	23,286	1,744,381	1,107,684	747,550	873,593
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Global	Government	Government	Government
	Core Equity	Core Equity	Money Market	Money Market	Securities
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,533)	$(61,710)	$17,961	$777	$56,101
Net realized gains (losses)	1,930,563	964,200	—	—	(20,706)
Change in unrealized gains (losses)	2,266,264	1,143,198	—	—	202,044
Increase (decrease) in net assets from operations	4,192,294	2,045,688	17,961	777	237,439
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	863	—	—	—	300
Benefits	(962,178)	(396,209)	(213,263)	(1,689)	(187,528)
Payments on termination	(1,423,396)	(635,457)	(454,129)	(74)	(310,631)
Contract maintenance charge	(8,615)	(13,503)	(2,471)	—	(2,477)
Transfers among the sub-accounts and with the
Fixed Account - net	(362,675)	(85,145)	1,124,462	(357,969)	161,312
Increase (decrease) in net assets from contract
transactions	(2,756,001)	(1,130,314)	454,599	(359,732)	(339,024)
INCREASE (DECREASE) IN NET ASSETS	1,436,293	915,374	472,560	(358,955)	(101,585)
NET ASSETS AT BEGINNING OF PERIOD	18,922,878	9,396,423	3,460,997	465,528	5,283,852
NET ASSETS AT END OF PERIOD	$20,359,171	$10,311,797	$3,933,557	$106,573	$5,182,267

UNITS OUTSTANDING
Units outstanding at beginning of period	836,302	679,141	316,271	51,312	323,586
Units issued	11,535	13,404	156,687	10,019	14,298
Units redeemed	(121,018)	(85,587)	(113,192)	(49,155)	(35,145)
Units outstanding at end of period	726,819	606,958	359,766	12,176	302,739
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Government	Growth	Invesco V.I.	Invesco V.I.	International
	Securities	and Income	High Yield	High Yield	Growth
	Series II	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$459	$(44,794)	$401,360	$224,939	$18,126
Net realized gains (losses)	(458)	3,196,452	(71,812)	(42,988)	1,562,164
Change in unrealized gains (losses)	5,456	2,936,103	746,214	449,081	1,497,498
Increase (decrease) in net assets from operations	5,457	6,087,761	1,075,762	631,032	3,077,788
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,740	—	306	604
Benefits	(4,729)	(1,451,858)	(583,196)	(228,617)	(246,157)
Payments on termination	(1,024)	(2,697,667)	(825,921)	(478,656)	(897,946)
Contract maintenance charge	—	(90,278)	(4,490)	(8,462)	(5,552)
Transfers among the sub-accounts and with the
Fixed Account - net	66,760	(1,098,477)	(148,370)	43,630	(469,378)
Increase (decrease) in net assets from contract
transactions	61,007	(5,336,540)	(1,561,977)	(671,799)	(1,618,429)
INCREASE (DECREASE) IN NET ASSETS	66,464	751,221	(486,215)	(40,767)	1,459,359
NET ASSETS AT BEGINNING OF PERIOD	153,196	28,545,940	9,484,292	5,818,119	12,103,760
NET ASSETS AT END OF PERIOD	$219,660	$29,297,161	$8,998,077	$5,777,352	$13,563,119

UNITS OUTSTANDING
Units outstanding at beginning of period	12,404	1,084,274	522,880	482,151	616,070
Units issued	4,904	16,072	25,783	12,705	13,739
Units redeemed	(479)	(192,608)	(108,671)	(63,311)	(85,740)
Units outstanding at end of period	16,829	907,738	439,992	431,545	544,069
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Managed	Managed	Mid Cap	Mid Cap
	Growth	Volatility	Volatility	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,666)	$(3,752)	$(354)	$(75,185)	$(12,451)
Net realized gains (losses)	147,385	64,570	456	790,699	84,447
Change in unrealized gains (losses)	197,445	690,797	11,238	889,402	95,772
Increase (decrease) in net assets from operations	338,164	751,615	11,340	1,604,916	167,768
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	180	—
Benefits	(6,029)	(242,525)	—	(375,982)	(9,880)
Payments on termination	(214,417)	(271,501)	(11,955)	(539,328)	(111,840)
Contract maintenance charge	(6,052)	(1,758)	—	(2,120)	(718)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,727)	(31,330)	43	(207,285)	(23,195)
Increase (decrease) in net assets from contract
transactions	(270,225)	(547,114)	(11,912)	(1,124,535)	(145,633)
INCREASE (DECREASE) IN NET ASSETS	67,939	204,501	(572)	480,381	22,135
NET ASSETS AT BEGINNING OF PERIOD	1,390,470	4,648,022	72,274	7,278,600	793,488
NET ASSETS AT END OF PERIOD	$1,458,409	$4,852,523	$71,702	$7,758,981	$815,623

UNITS OUTSTANDING
Units outstanding at beginning of period	130,247	185,773	3,047	326,428	43,185
Units issued	2,616	11,345	1	4,075	54
Units redeemed	(25,832)	(31,270)	(451)	(50,774)	(6,991)
Units outstanding at end of period	107,031	165,848	2,597	279,729	36,248

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Growth	S&P 500 Index	S&P 500 Index	Technology
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83,839)	$(117,842)	$(25,097)	$(242,178)	$(40,714)
Net realized gains (losses)	1,103,509	1,166,121	4,931,862	6,104,864	597,055
Change in unrealized gains (losses)	647,885	779,554	3,452,698	5,000,457	335,833
Increase (decrease) in net assets from operations	1,667,555	1,827,833	8,359,463	10,863,143	892,174
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	650	450	1,870	1,200
Benefits	(126,216)	(216,570)	(1,370,356)	(1,254,095)	(37,794)
Payments on termination	(351,277)	(545,562)	(2,170,613)	(3,073,058)	(175,580)
Contract maintenance charge	(1,939)	(16,250)	(9,485)	(65,126)	(1,309)
Transfers among the sub-accounts and with the
Fixed Account - net	(578,740)	(11,752)	(2,278,111)	43,307	473,908
Increase (decrease) in net assets from contract
transactions	(1,057,992)	(789,484)	(5,828,115)	(4,347,102)	260,425
INCREASE (DECREASE) IN NET ASSETS	609,563	1,038,349	2,531,348	6,516,041	1,152,599
NET ASSETS AT BEGINNING OF PERIOD	5,411,863	5,995,602	30,362,000	39,992,120	2,500,252
NET ASSETS AT END OF PERIOD	$6,021,426	$7,033,951	$32,893,348	$46,508,161	$3,652,851

UNITS OUTSTANDING
Units outstanding at beginning of period	208,052	257,479	1,374,938	2,042,321	101,941
Units issued	8,288	15,347	90,460	69,092	34,814
Units redeemed	(40,717)	(42,841)	(304,585)	(247,919)	(26,189)
Units outstanding at end of period	175,623	229,985	1,160,813	1,863,494	110,566
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Invesco V.I.	Invesco V.I.	Janus Henderson	Lazard Retirement
	Invesco V.I.	Value	Value	VIT Forty	Series Emerging
	Technology	Opportunities	Opportunities	Institutional	Market Equity
	Series II	Series I	Series II	Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(115)	$(61,400)	$(44,915)	$(26)	$—
Net realized gains (losses)	1,174	939,646	446,042	737	—
Change in unrealized gains (losses)	968	427,277	250,908	(159)	19
Increase (decrease) in net assets from operations	2,027	1,305,523	652,035	552	19
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	168	—	—	—
Benefits	—	(78,595)	(63,656)	—	—
Payments on termination	(1,345)	(273,990)	(301,861)	(1,890)	—
Contract maintenance charge	—	(2,056)	(7,432)	(6)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	35	(300,979)	(162,655)	(106)	3
Increase (decrease) in net assets from contract
transactions	(1,310)	(655,452)	(535,604)	(2,002)	2
INCREASE (DECREASE) IN NET ASSETS	717	650,071	116,431	(1,450)	21
NET ASSETS AT BEGINNING OF PERIOD	6,454	4,726,704	2,487,134	1,633	116
NET ASSETS AT END OF PERIOD	$7,171	$5,376,775	$2,603,565	$183	$137

UNITS OUTSTANDING
Units outstanding at beginning of period	278	304,512	158,414	48	3
Units issued	4	8,218	4,440	—	—
Units redeemed	(49)	(43,640)	(34,380)	(44)	—
Units outstanding at end of period	233	269,090	128,474	4	3
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Legg Mason
	Partners
	Clearbridge
	Variable Large		Lord Abbet	Lord Abbet	Lord Abbet
	Cap Value	Lord Abbet	Fundamental	Growth	Growth
	Class I	Bond Debenture*	Equity	and Income	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3	$235,367	$(12,496)	$(1,775)	$(73,142)
Net realized gains (losses)	37	34,239	36,316	589,895	404,885
Change in unrealized gains (losses)	88	862,134	431,353	665,850	1,044,240
Increase (decrease) in net assets from operations	128	1,131,740	455,173	1,253,970	1,375,983
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	11,824	1,344	—	7,979
Benefits	—	(387,838)	(253,975)	(286,954)	(128,014)
Payments on termination	—	(1,058,201)	(253,429)	(655,033)	(773,571)
Contract maintenance charge	(4)	(31,354)	(4,992)	(20,628)	(12,710)
Transfers among the sub-accounts and with the
Fixed Account - net	(8)	1,042,692	(21,975)	(73,523)	(686,167)
Increase (decrease) in net assets from contract
transactions	(12)	(422,877)	(533,027)	(1,036,138)	(1,592,483)
INCREASE (DECREASE) IN NET ASSETS	116	708,863	(77,854)	217,832	(216,500)
NET ASSETS AT BEGINNING OF PERIOD	474	10,026,397	2,542,178	6,557,344	4,417,974
NET ASSETS AT END OF PERIOD	$590	$10,735,260	$2,464,324	$6,775,176	$4,201,474

UNITS OUTSTANDING
Units outstanding at beginning of period	22	541,665	118,453	372,556	176,687
Units issued	—	68,677	1,164	5,127	1,849
Units redeemed	—	(89,793)	(23,575)	(57,690)	(53,071)
Units outstanding at end of period	22	520,549	96,042	319,993	125,465
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Lord Abbet	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Growth	Growth	High Yield	Investors Trust
	Stock	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,489)	$(11,972)	$(909)	$8,258	$(5,883)
Net realized gains (losses)	262,418	106,739	7,180	(1,868)	69,521
Change in unrealized gains (losses)	1,311,570	161,670	10,221	17,579	139,825
Increase (decrease) in net assets from operations	1,509,499	256,437	16,492	23,969	203,463
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,740	—	—	—	325
Benefits	(231,951)	(17,947)	—	—	(1,228)
Payments on termination	(732,434)	(35,007)	(1,887)	(24,082)	(61,179)
Contract maintenance charge	(20,271)	(450)	(25)	(96)	(466)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,596)	(6,396)	(914)	(99)	29,485
Increase (decrease) in net assets from contract
transactions	(1,024,512)	(59,800)	(2,826)	(24,277)	(33,063)
INCREASE (DECREASE) IN NET ASSETS	484,987	196,637	13,666	(308)	170,400
NET ASSETS AT BEGINNING OF PERIOD	7,663,350	728,239	46,887	187,982	707,004
NET ASSETS AT END OF PERIOD	$8,148,337	$924,876	$60,553	$187,674	$877,404

UNITS OUTSTANDING
Units outstanding at beginning of period	455,640	30,241	2,205	9,254	36,443
Units issued	16,657	99	5	34	1,464
Units redeemed	(70,208)	(2,041)	(109)	(1,138)	(2,854)
Units outstanding at end of period	402,089	28,299	2,101	8,150	35,053
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	New Discovery	New Discovery	Research	Research
	Service Class	Initial Class	Service Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,365)	$(14,884)	$(1,120)	$(3,228)	$(385)
Net realized gains (losses)	12,457	237,602	16,168	67,204	6,260
Change in unrealized gains (losses)	21,634	143,577	8,881	57,263	4,638
Increase (decrease) in net assets from operations	32,726	366,295	23,929	121,239	10,513
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,455	—	—	—
Benefits	—	(1,890)	—	(14,042)	—
Payments on termination	(11,721)	(100,514)	(4,773)	(81,847)	(5,847)
Contract maintenance charge	(40)	(790)	(43)	(141)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(123)	(62,630)	(693)	(3,373)	(19)
Increase (decrease) in net assets from contract
transactions	(11,884)	(163,369)	(5,509)	(99,403)	(5,880)
INCREASE (DECREASE) IN NET ASSETS	20,842	202,926	18,420	21,836	4,633
NET ASSETS AT BEGINNING OF PERIOD	116,202	965,048	62,076	434,413	36,063
NET ASSETS AT END OF PERIOD	$137,044	$1,167,974	$80,496	$456,249	$40,696

UNITS OUTSTANDING
Units outstanding at beginning of period	6,036	29,194	2,720	23,075	1,850
Units issued	—	75	58	34	—
Units redeemed	(517)	(3,832)	(249)	(4,219)	(249)
Units outstanding at end of period	5,519	25,437	2,529	18,890	1,601
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	MFS VIT			Morgan Stanley
	Total Return	MFS VIT	MFS VIT	VIF Core Plus	Morgan Stanley
	Bond	Utilities	Utilities	Fixed Income	VIF Discovery
	Initial Class	Initial Class	Service Class	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$18,919	$4,595	$8,750	$4,173	$(241,539)
Net realized gains (losses)	12,117	20,079	25,024	290	2,459,807
Change in unrealized gains (losses)	43,549	18,541	51,491	9,882	2,041,668
Increase (decrease) in net assets from operations	74,585	43,215	85,265	14,345	4,259,936
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	426	—	—	—	6,620
Benefits	—	—	(200)	—	(201,884)
Payments on termination	(47,815)	(1,294)	(103,384)	(3,875)	(933,154)
Contract maintenance charge	(352)	(36)	(8)	(114)	(2,941)
Transfers among the sub-accounts and with the
Fixed Account - net	(149,269)	(81,633)	(533)	74	(392,062)
Increase (decrease) in net assets from contract
transactions	(197,010)	(82,963)	(104,125)	(3,915)	(1,523,421)
INCREASE (DECREASE) IN NET ASSETS	(122,425)	(39,748)	(18,860)	10,430	2,736,515
NET ASSETS AT BEGINNING OF PERIOD	863,616	234,031	444,825	158,487	11,423,015
NET ASSETS AT END OF PERIOD	$741,191	$194,283	$425,965	$168,917	$14,159,530

UNITS OUTSTANDING
Units outstanding at beginning of period	42,517	7,077	14,370	10,097	362,900
Units issued	91	—	—	5	23,009
Units redeemed	(9,067)	(2,329)	(2,893)	(240)	(59,301)
Units outstanding at end of period	33,541	4,748	11,477	9,862	326,608
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(202,668)	$184,976	$(66,791)	$(19,768)	$(173,493)
Net realized gains (losses)	2,306,297	(63,917)	991,126	230,115	2,509,296
Change in unrealized gains (losses)	1,659,615	480,652	954,623	274,420	3,123,990
Increase (decrease) in net assets from operations	3,763,244	601,711	1,878,958	484,767	5,459,793
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,862	298	180	—	480
Benefits	(243,550)	(64,397)	(650,980)	(31,460)	(742,965)
Payments on termination	(1,562,883)	(583,573)	(639,021)	(252,514)	(2,534,605)
Contract maintenance charge	(44,719)	(13,728)	(3,616)	(11,622)	(64,352)
Transfers among the sub-accounts and with the
Fixed Account - net	(846,931)	(28,897)	(253,768)	(49,926)	(331,059)
Increase (decrease) in net assets from contract
transactions	(2,683,221)	(690,297)	(1,547,205)	(345,522)	(3,672,501)
INCREASE (DECREASE) IN NET ASSETS	1,080,023	(88,586)	331,753	139,245	1,787,292
NET ASSETS AT BEGINNING OF PERIOD	10,159,258	5,112,309	11,441,247	2,923,441	21,327,513
NET ASSETS AT END OF PERIOD	$11,239,281	$5,023,723	$11,773,000	$3,062,686	$23,114,805

UNITS OUTSTANDING
Units outstanding at beginning of period	354,429	210,739	594,793	93,077	638,646
Units issued	19,699	5,528	13,029	2,278	10,596
Units redeemed	(89,327)	(31,823)	(87,678)	(12,477)	(104,218)
Units outstanding at end of period	284,801	184,444	520,144	82,878	545,024
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$406,496	$68,907	$205,800	$(1,298)	$(2,552,687)
Net realized gains (losses)	875,467	302,645	2,114,281	743,593	14,503,312
Change in unrealized gains (losses)	5,676,304	1,682,260	4,521,937	1,480,721	6,806,687
Increase (decrease) in net assets from operations	6,958,267	2,053,812	6,842,018	2,223,016	18,757,312
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,957	—	688	1,560	28,511
Benefits	(2,342,441)	(368,475)	(3,203,419)	(1,208,163)	(9,641,538)
Payments on termination	(2,522,170)	(461,570)	(2,642,034)	(808,895)	(10,999,801)
Contract maintenance charge	(10,641)	(5,384)	(15,625)	(21,495)	(62,864)
Transfers among the sub-accounts and with the
Fixed Account - net	(398,126)	(179,328)	(887,882)	(547,053)	227,861,037
Increase (decrease) in net assets from contract
transactions	(5,251,421)	(1,014,757)	(6,748,272)	(2,584,046)	207,185,345
INCREASE (DECREASE) IN NET ASSETS	1,706,846	1,039,055	93,746	(361,030)	225,942,657
NET ASSETS AT BEGINNING OF PERIOD	27,866,807	8,388,342	45,412,176	15,155,089	24,575,862
NET ASSETS AT END OF PERIOD	$29,573,653	$9,427,397	$45,505,922	$14,794,059	$250,518,519

UNITS OUTSTANDING
Units outstanding at beginning of period	654,795	502,821	3,039,664	1,078,577	841,877
Units issued	9,978	1,952	81,349	7,704	8,000,016
Units redeemed	(120,338)	(55,850)	(538,842)	(174,043)	(841,406)
Units outstanding at end of period	544,435	448,923	2,582,171	912,238	8,000,487
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(776,849)	$22,708	$(8,604)	$761,961	$613,102
Net realized gains (losses)	3,794,858	915,533	1,885,307	286,583	215,478
Change in unrealized gains (losses)	1,187,853	931,634	1,371,201	3,697,811	4,228,276
Increase (decrease) in net assets from operations	4,205,862	1,869,875	3,247,904	4,746,355	5,056,856
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,690	1,761	2,748	25	2,214
Benefits	(833,437)	(496,384)	(411,766)	(3,187,476)	(1,530,536)
Payments on termination	(4,458,229)	(596,058)	(2,367,763)	(2,818,335)	(2,368,441)
Contract maintenance charge	(71,568)	(3,015)	(63,583)	(12,667)	(55,268)
Transfers among the sub-accounts and with the
Fixed Account - net	57,172,347	(56,174)	(202,365)	528,854	1,041,671
Increase (decrease) in net assets from contract
transactions	51,812,803	(1,149,870)	(3,042,729)	(5,489,599)	(2,910,360)
INCREASE (DECREASE) IN NET ASSETS	56,018,665	720,005	205,175	(743,244)	2,146,496
NET ASSETS AT BEGINNING OF PERIOD	5,196,704	11,245,226	19,934,871	34,949,358	37,936,708
NET ASSETS AT END OF PERIOD	$61,215,369	$11,965,231	$20,140,046	$34,206,114	$40,083,204

UNITS OUTSTANDING
Units outstanding at beginning of period	126,114	290,007	593,890	1,006,814	2,189,783
Units issued	4,561,496	7,510	22,127	56,907	140,563
Units redeemed	(490,771)	(33,780)	(102,779)	(214,876)	(299,761)
Units outstanding at end of period	4,196,839	263,737	513,238	848,845	2,030,585
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					PIMCO VIT
			PIMCO VIT		International
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	Bond (U.S.
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Dollar-Hedged)
	Cap Growth	Equity	Strategy	Markets Bond	Institutional
	Class I	Class I*	Advisor Class	Advisor Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15)	$(173)	$11,973	$13,459	$1
Net realized gains (losses)	97	1,456	(71,388)	(2,791)	6
Change in unrealized gains (losses)	20	888	99,710	49,766	27
Increase (decrease) in net assets from operations	102	2,171	40,295	60,434	34
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	(12,346)	(6,661)	—
Payments on termination	—	(152)	(32,857)	(30,726)	—
Contract maintenance charge	—	(12)	(1,581)	(1,810)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	1,362	26,516	9,121	(7,523)	17
Increase (decrease) in net assets from contract
transactions	1,362	26,352	(37,663)	(46,720)	14
INCREASE (DECREASE) IN NET ASSETS	1,464	28,523	2,632	13,714	48
NET ASSETS AT BEGINNING OF PERIOD	—	—	433,892	486,618	643
NET ASSETS AT END OF PERIOD	$1,464	$28,523	$436,524	$500,332	$691

UNITS OUTSTANDING
Units outstanding at beginning of period	—	—	91,103	30,894	35
Units issued	37	2,652	2,319	1,191	1
Units redeemed	—	(18)	(9,795)	(3,931)	—
Units outstanding at end of period	37	2,634	83,627	28,154	36

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Putnam VT
			PIMCO VIT	Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Total Return	Diversified	Markets
	Real Return	Total Return	Institutional	Income	Equity Fund
	Advisor Class	Advisor Class	Class	Class IB	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,177)	$91,521	$27	$283,088	$(110,853)
Net realized gains (losses)	(8,880)	12,910	36	(447,034)	1,038,380
Change in unrealized gains (losses)	213,433	358,567	56	1,505,152	719,453
Increase (decrease) in net assets from operations	201,376	462,998	119	1,341,206	1,646,980
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,936	17,835
Benefits	(84,676)	(119,221)	—	(368,290)	(220,470)
Payments on termination	(263,782)	(686,003)	(1,626)	(1,214,510)	(435,693)
Contract maintenance charge	(9,716)	(29,197)	(5)	(23,398)	(28,432)
Transfers among the sub-accounts and with the
Fixed Account - net	100,101	431,910	164	42,127	(42,002)
Increase (decrease) in net assets from contract
transactions	(258,073)	(402,511)	(1,467)	(1,562,135)	(708,762)
INCREASE (DECREASE) IN NET ASSETS	(56,697)	60,487	(1,348)	(220,929)	938,218
NET ASSETS AT BEGINNING OF PERIOD	3,122,957	7,146,671	1,765	14,509,152	7,361,497
NET ASSETS AT END OF PERIOD	$3,066,260	$7,207,158	$417	$14,288,223	$8,299,715

UNITS OUTSTANDING
Units outstanding at beginning of period	246,073	488,372	102	756,807	603,371
Units issued	14,546	56,296	9	30,627	30,929
Units redeemed	(33,639)	(81,704)	(88)	(108,086)	(78,399)
Units outstanding at end of period	226,980	462,964	23	679,348	555,901
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	George Putnam	Global	Putnam VT	Global
	Equity Income	Balanced	Asset Allocation	Global Equity	Health Care
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$890,897	$(8,803)	$1,071	$(218,630)	$(271,069)
Net realized gains (losses)	17,439,660	3,308,623	564,737	1,392,522	1,084,386
Change in unrealized gains (losses)	18,448,772	4,588,314	1,583,546	2,110,866	4,005,362
Increase (decrease) in net assets from operations	36,779,329	7,888,134	2,149,354	3,284,758	4,818,679
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	68,016	5,247	11,836	4,908	24,346
Benefits	(5,038,149)	(1,477,786)	(790,927)	(506,427)	(1,021,749)
Payments on termination	(12,004,131)	(3,295,791)	(778,025)	(1,121,265)	(1,186,208)
Contract maintenance charge	(328,269)	(96,327)	(39,780)	(36,728)	(53,800)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,419,652)	(520,588)	(648,553)	6,701,640	(663,492)
Increase (decrease) in net assets from contract
transactions	(21,722,185)	(5,385,245)	(2,245,449)	5,042,128	(2,900,903)
INCREASE (DECREASE) IN NET ASSETS	15,057,144	2,502,889	(96,095)	8,326,886	1,917,776
NET ASSETS AT BEGINNING OF PERIOD	137,308,212	37,341,164	14,792,177	10,889,665	18,552,014
NET ASSETS AT END OF PERIOD	$152,365,356	$39,844,053	$14,696,082	$19,216,551	$20,469,790

UNITS OUTSTANDING
Units outstanding at beginning of period	5,173,222	2,247,945	755,290	906,640	704,425
Units issued	77,154	92,569	12,140	565,007	8,302
Units redeemed	(757,322)	(375,744)	(114,777)	(173,979)	(107,755)
Units outstanding at end of period	4,493,054	1,964,770	652,653	1,297,668	604,972
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT			Putnam VT
	Government	Growth	Putnam VT	Putnam VT	International
	Money Market	Opportunities	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,580)	$(1,316,683)	$841,639	$734,472	$(60,168)
Net realized gains (losses)	—	16,972,746	(260,011)	(51,008)	(291,889)
Change in unrealized gains (losses)	—	12,897,793	1,668,633	3,481,723	9,868,709
Increase (decrease) in net assets from operations	(10,580)	28,553,856	2,250,261	4,165,187	9,516,652
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,585	47,524	10,828	39,139	43,374
Benefits	(2,006,849)	(3,328,801)	(1,007,625)	(1,802,475)	(1,485,185)
Payments on termination	(4,917,516)	(6,582,964)	(1,663,954)	(3,825,001)	(3,593,911)
Contract maintenance charge	(124,006)	(222,374)	(49,295)	(108,161)	(103,012)
Transfers among the sub-accounts and with the
Fixed Account - net	6,610,252	(3,306,583)	(187,274)	922,890	(690,392)
Increase (decrease) in net assets from contract
transactions	(423,534)	(13,393,198)	(2,897,320)	(4,773,608)	(5,829,126)
INCREASE (DECREASE) IN NET ASSETS	(434,114)	15,160,658	(647,059)	(608,421)	3,687,526
NET ASSETS AT BEGINNING OF PERIOD	32,507,726	86,740,878	18,793,784	42,591,610	43,311,246
NET ASSETS AT END OF PERIOD	$32,073,612	$101,901,536	$18,146,725	$41,983,189	$46,998,772

UNITS OUTSTANDING
Units outstanding at beginning of period	3,490,230	7,651,947	813,312	2,450,417	3,400,224
Units issued	922,252	86,263	14,953	173,574	72,032
Units redeemed	(964,108)	(1,062,309)	(130,515)	(424,933)	(467,037)
Units outstanding at end of period	3,448,374	6,675,901	697,750	2,199,058	3,005,219
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT			Putnam VT
	International	Mortgage	Putnam VT	Putnam VT	Small Cap
	Value	Securities	Multi-Cap Core	Research	Growth
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$107,506	$77,367	$(124,628)	$(47,370)	$(47,008)
Net realized gains (losses)	39,148	(225,984)	6,118,327	4,010,327	365,920
Change in unrealized gains (losses)	1,176,926	1,198,250	4,932,722	1,276,074	633,502
Increase (decrease) in net assets from operations	1,323,580	1,049,633	10,926,421	5,239,031	952,414
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,969	8,740	12,898	18,811	600
Benefits	(214,666)	(249,335)	(1,581,734)	(822,962)	(42,712)
Payments on termination	(886,204)	(922,691)	(2,774,848)	(1,923,726)	(148,999)
Contract maintenance charge	(21,938)	(20,622)	(88,682)	(44,896)	(10,119)
Transfers among the sub-accounts and with the
Fixed Account - net	(298,114)	8,307	(1,178,681)	(509,672)	10,261
Increase (decrease) in net assets from contract
transactions	(1,414,953)	(1,175,601)	(5,611,047)	(3,282,445)	(190,969)
INCREASE (DECREASE) IN NET ASSETS	(91,373)	(125,968)	5,315,374	1,956,586	761,445
NET ASSETS AT BEGINNING OF PERIOD	7,775,007	9,647,014	38,963,966	17,870,747	2,727,053
NET ASSETS AT END OF PERIOD	$7,683,634	$9,521,046	$44,279,340	$19,827,333	$3,488,498

UNITS OUTSTANDING
Units outstanding at beginning of period	607,987	616,236	2,485,203	947,190	103,086
Units issued	17,126	29,812	13,742	18,084	5,246
Units redeemed	(120,620)	(107,008)	(315,329)	(165,334)	(10,858)
Units outstanding at end of period	504,493	539,040	2,183,616	799,940	97,474
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT	Templeton
	Putnam VT	Sustainable	Sustainable	Developing	Templeton
	Small Cap Value	Future	Leaders	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(211,301)	$(43,644)	$(672,438)	$(42,955)	$25,364
Net realized gains (losses)	755,124	1,303,363	13,618,008	52,025	(223,194)
Change in unrealized gains (losses)	4,559,709	69,449	7,695,076	1,373,811	3,375,702
Increase (decrease) in net assets from operations	5,103,532	1,329,168	20,640,646	1,382,881	3,177,872
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,045	806	65,880	5,138	40,544
Benefits	(749,708)	(228,653)	(1,817,361)	(63,630)	(1,177,940)
Payments on termination	(2,060,748)	(288,009)	(5,026,132)	(751,484)	(2,477,069)
Contract maintenance charge	(39,274)	(14,534)	(200,567)	(23,031)	(76,049)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,154,688)	(305,028)	(3,362,093)	(170,446)	159,332
Increase (decrease) in net assets from contract
transactions	(3,996,373)	(835,418)	(10,340,273)	(1,003,453)	(3,531,182)
INCREASE (DECREASE) IN NET ASSETS	1,107,159	493,750	10,300,373	379,428	(353,310)
NET ASSETS AT BEGINNING OF PERIOD	24,085,830	5,023,094	63,087,131	6,039,389	31,544,563
NET ASSETS AT END OF PERIOD	$25,192,989	$5,516,844	$73,387,504	$6,418,817	$31,191,253

UNITS OUTSTANDING
Units outstanding at beginning of period	903,303	163,949	3,769,434	189,876	1,860,561
Units issued	22,563	5,945	29,929	9,642	103,049
Units redeemed	(155,802)	(29,717)	(527,201)	(37,023)	(300,896)
Units outstanding at end of period	770,064	140,177	3,272,162	162,495	1,662,714
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Templeton	Templeton
	Global Bond	Growth
	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$49,481	$6,102
Net realized gains (losses)	(2,218)	80,152
Change in unrealized gains (losses)	(43,056)	(28,183)
Increase (decrease) in net assets from operations	4,207	58,071
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefits	(18,769)	(6,444)
Payments on termination	(25,168)	(61,376)
Contract maintenance charge	(1,263)	(225)
Transfers among the sub-accounts and with the
Fixed Account - net	8,800	2,041
Increase (decrease) in net assets from contract
transactions	(36,400)	(66,004)
INCREASE (DECREASE) IN NET ASSETS	(32,193)	(7,933)
NET ASSETS AT BEGINNING OF PERIOD	885,577	458,403
NET ASSETS AT END OF PERIOD	$853,384	$450,470

UNITS OUTSTANDING
Units outstanding at beginning of period	31,543	21,987
Units issued	923	111
Units redeemed	(2,087)	(3,000)
Units outstanding at end of period	30,379	19,098

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“ALIC”). The assets of the Account are legally segregated from those of ALIC. ALIC is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, ALIC completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish ALIC’s contractual obligations to the contractholders. ALIC continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ALIC.
ALIC issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein ALIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Growth & Income Class B	AST AQR Large-Cap*
Alliance Bernstein VPS International Value Class B	AST Balanced Asset Allocation
Alliance Bernstein VPS Large Cap Growth Class B	AST BlackRock Global Strategies
Alliance Bernstein VPS Small/Mid Value Class B	AST BlackRock Low Duration Bond
American Century VP Balanced Class I**	AST BlackRock/Loomis Sayles Bond
American Century VP International Class I	AST Bond Portfolio 2019*
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2020*
AST Advanced Strategies	AST Bond Portfolio 2021**
AST AllianzGI World Trends	AST Bond Portfolio 2022
AST AQR Emerging Markets Equity*	AST Bond Portfolio 2023

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2024	AST Western Asset Emerging Markets Debt**
AST Bond Portfolio 2025**	BNY Mellon Stock Index Fund, Inc.
AST Bond Portfolio 2026	BNY Mellon Sustainable U.S. Equity Portfolio, Inc
AST Bond Portfolio 2027**	BNY Mellon VIF Government Money Market
AST Bond Portfolio 2028**	BNY Mellon VIF Growth and Income Initial Shares
AST Bond Portfolio 2029**	DWS Bond VIP Class A
AST Bond Portfolio 2030	DWS Capital Growth VIP Class A
AST Bond Portfolio 2031*	DWS Core Equity VIP Class A
AST Capital Growth Asset Allocation	DWS CROCI® International VIP Class A
AST ClearBridge Dividend Growth**	DWS Global Income Builder VIP Class A
AST Cohen & Steers Global Realty	DWS Global Small Cap VIP Class A
AST Cohen & Steers Realty	DWS Government Money Market VIP Class A
AST Emerging Markets Equity*	DWS Small Mid Cap Growth VIP Class A
AST Fidelity Institutional AMSM Quantitative	Federated Hermes Government Money Fund II*
AST Goldman Sachs Multi-Asset	Fidelity VIP Asset Manager: Growth Service Class 2**
AST Goldman Sachs Small-Cap Value	Fidelity VIP Contrafund Initial Class
AST Government Money Market	Fidelity VIP Contrafund Service Class 2
AST High Yield	Fidelity VIP Equity-Income Initial Class
AST Hotchkis & Wiley Large-Cap Value	Fidelity VIP Equity-Income Service Class 2
AST International Growth	Fidelity VIP Freedom 2010 Service Class 2
AST International Value	Fidelity VIP Freedom 2020 Service Class 2
AST Investment Grade Bond	Fidelity VIP Freedom 2030 Service Class 2
AST J.P. Morgan Global Thematic	Fidelity VIP Freedom Income Service Class 2
AST J.P. Morgan International Equity	Fidelity VIP Government Money Market Initial Class
AST J.P. Morgan Strategic Opportunities	Fidelity VIP Government Money Market Service Class 2
AST Jennison Large-Cap Growth**	Fidelity VIP Growth & Income Service Class 2
AST Large-Cap Core*,**	Fidelity VIP Growth Initial Class
AST Loomis Sayles Large-Cap Growth	Fidelity VIP Growth Opportunities Service Class 2
AST MFS Global Equity	Fidelity VIP Growth Service Class 2
AST MFS Growth	Fidelity VIP High Income Initial Class
AST MFS Growth Allocation**	Fidelity VIP High Income Service Class 2
AST MFS Large-Cap Value**	Fidelity VIP Index 500 Initial Class
AST Mid-Cap Growth	Fidelity VIP Index 500 Service Class 2
AST Neuberger Berman/LSV Mid-Cap Value	Fidelity VIP Investment Grade Bond Initial Class
AST Preservation Asset Allocation	Fidelity VIP Investment Grade Bond Service Class 2
AST Prudential Core Bond**	Fidelity VIP Mid Cap Service Class 2
AST Prudential Growth Allocation	Fidelity VIP Overseas Initial Class
AST QMA US Equity Alpha	Fidelity VIP Overseas Service Class 2
AST Quantitative Modeling**	Franklin Flex Cap Growth VIP Class 2
AST Small-Cap Growth	Franklin Growth and Income VIP Class 2
AST Small-Cap Growth Opportunities	Franklin Income VIP Class 2
AST Small-Cap Value	Franklin Large Cap Growth VIP Class 2
AST T. Rowe Price Asset Allocation	Franklin Mutual Global Discovery VIP Class 2
AST T. Rowe Price Large-Cap Growth	Franklin Mutual Shares VIP Class 2
AST T. Rowe Price Large-Cap Value	Franklin Small Cap Value VIP Class 2
AST T. Rowe Price Natural Resources	Franklin Small-Mid Cap Growth VIP Class 2
AST Templeton Global Bond*	Franklin U.S. Government Securities VIP Class 2
AST WEDGE Capital Mid-Cap Value	Goldman Sachs VIT International Equity Insights Institutional Shares**
AST Wellington Management Hedged Equity	Goldman Sachs VIT Large Cap Value Institutional Shares
AST Western Asset Core Plus Bond	Goldman Sachs VIT Mid Cap Value Institutional Shares

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	Invesco V.I. Mid Cap Core Equity Series I
Goldman Sachs VIT Strategic Growth Institutional Shares	Invesco V.I. Mid Cap Core Equity Series II
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	Invesco V.I. Mid Cap Growth Series I*
Invesco Oppenheimer V.I. Capital Appreciation Series I*	Invesco V.I. Mid Cap Growth Series II*
Invesco Oppenheimer V.I. Capital Appreciation Series II*	Invesco V.I. S&P 500 Index Series I
Invesco Oppenheimer V.I. Conservative Balanced Series I*	Invesco V.I. S&P 500 Index Series II
Invesco Oppenheimer V.I. Conservative Balanced Series II*	Invesco V.I. Technology Series I
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*	Invesco V.I. Technology Series II
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*	Invesco V.I. Value Opportunities Series I
Invesco Oppenheimer V.I. Global Series I*	Invesco V.I. Value Opportunities Series II
Invesco Oppenheimer V.I. Global Series II*	Janus Henderson VIT Forty Institutional Shares
Invesco Oppenheimer V.I. Global Strategic Income Series I*	Janus Henderson VIT Global Research Service Shares**
Invesco Oppenheimer V.I. Global Strategic Income Series II*	Janus Henderson VIT Overseas Service Shares**
Invesco Oppenheimer V.I. International Growth Series II*,**	Lazard Retirement Series Emerging Market Equity Service Shares
Invesco Oppenheimer V.I. Main Street Series I*	Legg Mason Partners Clearbridge Variable Large Cap Value Class I
Invesco Oppenheimer V.I. Main Street Series II*	Lord Abbet Bond Debenture*
Invesco Oppenheimer V.I. Main Street Small Cap Series I*	Lord Abbet Fundamental Equity
Invesco Oppenheimer V.I. Main Street Small Cap Series II*	Lord Abbet Growth and Income
Invesco Oppenheimer V.I. Total Return Bond Series I*	Lord Abbet Growth Opportunities
Invesco Oppenheimer V.I. Total Return Bond Series II*	Lord Abbet Mid Cap Stock
Invesco V.I. American Franchise Series I	MFS VIT Growth Initial Class
Invesco V.I. American Franchise Series II	MFS VIT Growth Service Class
Invesco V.I. American Value Series I	MFS VIT High Yield Initial Class
Invesco V.I. American Value Series II	MFS VIT Investors Trust Initial Class
Invesco V.I. Comstock Series I	MFS VIT Investors Trust Service Class
Invesco V.I. Comstock Series II	MFS VIT New Discovery Initial Class
Invesco V.I. Core Equity Series I	MFS VIT New Discovery Service Class
Invesco V.I. Core Equity Series II	MFS VIT Research Initial Class
Invesco V.I. Core Plus Bond Series I	MFS VIT Research Service Class
Invesco V.I. Core Plus Bond Series II	MFS VIT Total Return Bond Initial Class
Invesco V.I. Diversified Dividend Series I	MFS VIT Utilities Initial Class
Invesco V.I. Diversified Dividend Series II	MFS VIT Utilities Service Class
Invesco V.I. Equity and Income Series I	Morgan Stanley VIF Core Plus Fixed Income Class I
Invesco V.I. Equity and Income Series II	Morgan Stanley VIF Discovery Class I
Invesco V.I. Global Core Equity Series I	Morgan Stanley VIF Discovery Class II
Invesco V.I. Global Core Equity Series II	Morgan Stanley VIF Emerging Markets Debt Class II
Invesco V.I. Government Money Market Series I	Morgan Stanley VIF Emerging Markets Equity Class I
Invesco V.I. Government Money Market Series II	Morgan Stanley VIF Emerging Markets Equity Class II
Invesco V.I. Government Securities Series I	Morgan Stanley VIF Global Franchise Class II
Invesco V.I. Government Securities Series II	Morgan Stanley VIF Global Infrastructure Class I
Invesco V.I. Growth and Income Series II	Morgan Stanley VIF Global Infrastructure Class II
Invesco V.I. High Yield Series I	Morgan Stanley VIF Global Strategist Class I
Invesco V.I. High Yield Series II	Morgan Stanley VIF Global Strategist Class II
Invesco V.I. International Growth Series I	Morgan Stanley VIF Growth Class I
Invesco V.I. International Growth Series II	Morgan Stanley VIF Growth Class II
Invesco V.I. Managed Volatility Series I	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. Managed Volatility Series II	Morgan Stanley VIF U.S. Real Estate Class II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Morgan Stanley VIS Income Plus Class X Shares	Putnam VT Emerging Markets Equity Fund Class IB*
Morgan Stanley VIS Income Plus Class Y Shares	Putnam VT Equity Income Class IB
Neuberger Berman AMT Mid Cap Growth Class I	Putnam VT George Putnam Balanced Class IB
Neuberger Berman AMT Sustainable Equity Class I*	Putnam VT Global Asset Allocation Class IB
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	Putnam VT Global Equity Class IB
PIMCO VIT Emerging Markets Bond Advisor Class	Putnam VT Global Health Care Class IB
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	Putnam VT Government Money Market Class IB
PIMCO VIT Real Return Advisor Class	Putnam VT Growth Opportunities Class IB
PIMCO VIT Total Return Advisor Class	Putnam VT High Yield Class IB
PIMCO VIT Total Return Institutional Class	Putnam VT Income Class IB
Profund VP Consumer Goods**	Putnam VT International Equity Class IB
ProFund VP Consumer Services**	Putnam VT International Value Class IB
ProFund VP Financials**	Putnam VT Mortgage Securities Class IB
ProFund VP Health Care**	Putnam VT Multi-Cap Core Class IB
ProFund VP Industrials**	Putnam VT Research Class IB
ProFund VP Large-Cap Growth**	Putnam VT Small Cap Growth Class IB
ProFund VP Large-Cap Value**	Putnam VT Small Cap Value Class IB
ProFund VP Mid-Cap Growth**	Putnam VT Sustainable Future Class IB
ProFund VP Mid-Cap Value**	Putnam VT Sustainable Leaders Class IB
ProFund VP Real Estate**	Rydex VT NASDAQ-100®**
ProFund VP Small-Cap Growth**	Templeton Developing Markets VIP Class 2
ProFund VP Small-Cap Value**	Templeton Foreign VIP Class 2
ProFund VP Telecommunications**	Templeton Global Bond VIP Class 2
ProFund VP Utilities**	Templeton Growth VIP Class 2
Putnam VT Diversified Income Class IB	AST Global Bond*

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
(**) Sub-account was available, but had no net assets as of December 31, 2020.

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ALIC general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacts the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Subsequent Event - On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell ALIC and certain affiliates, including the Account, to Antelope US Holdings Company, a Delaware corporation and an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2020.
The following sub-account was opened during the year ended December 31, 2020:

Date:	Fund Name:
January 2, 2020	AST Bond Portfolio 2031
November 13, 2020	AST Global Bond

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
April 30, 2020	Invesco V.I. Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
November 13, 2020	AST Templeton Global Bond	AST Global Bond

The following sub-accounts were closed during the year ended December 31, 2020:

Date:	Fund name:
January 2, 2020	AST Bond Portfolio 2019
August 14, 2020	AST AQR Emerging Markets Equity
August 14, 2020	AST AQR Large-Cap
December 31, 2020	AST Bond Portfolio 2020
The following sub-account changes occurred during the year ended December 31, 2020:

New fund name:	Old fund name:
AST Emerging Markets Equity	AST Parametric Emerging Markets Equity
AST Large-Cap Core	AST QMA Large-Cap
Federated Hermes Government Money Fund II	Federated Government Money Fund II
Invesco Oppenheimer V.I. Capital Appreciation Series I	Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares
Invesco Oppenheimer V.I. Capital Appreciation Series II	Invesco Oppenheimer V.I. Capital Appreciation Service Shares
Invesco Oppenheimer V.I. Conservative Balanced Series I	Invesco Oppenheimer V.I. Conservative Balance Non-Service Shares
Invesco Oppenheimer V.I. Conservative Balanced Series II	Invesco Oppenheimer V.I. Conservative Balance Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

New fund name:	Old fund name:
Invesco Oppenheimer V.I. Global Series I	Invesco Oppenheimer V.I. Global Non-Service Shares
Invesco Oppenheimer V.I. Global Series II	Invesco Oppenheimer V.I. Global Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series I	Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series II	Invesco Oppenheimer V.I. Global Strategic Income Service Shares
Invesco Oppenheimer V.I. International Growth Series II	Invesco Oppenheimer V.I. International Growth Service Shares
Invesco Oppenheimer V.I. Main Street Series I	Invesco Oppenheimer V.I. Main Street Non-Service Shares
Invesco Oppenheimer V.I. Main Street Series II	Invesco Oppenheimer V.I. Main Street Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series I	Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series II	Invesco Oppenheimer V.I. Total Return Bond Service Shares
Lord Abbet Bond Debenture	Lord Abbet Bond-Debenture
Neuberger Berman AMT Sustainable Equity Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
Putnam VT Emerging Markets Equity Fund Class IB	Putnam VT International Growth Class IB

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2019.

The following sub-account was opened during the year ended December 31, 2019:

Date:	Fund Name:
January 2, 2019	AST Bond Portfolio 2030

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 26, 2019	Alliance Bernstein VPS Growth Class B	Alliance Bernstein VPS Growth & Income Class B
April 26, 2019	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Large Cap Growth Class B
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class X Shares	Morgan Stanley VIF Growth Class I
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class Y Shares	Morgan Stanley VIF Growth Class II
April 29, 2019	AST Goldman Sachs Large-Cap Value	AST T. Rowe Price Large-Cap Value
April 30, 2019	Neuberger Berman AMT Guardian Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
April 30, 2019	Neuberger Berman AMT Large Cap Value Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
June 14, 2019	Putnam VT Global Utilities Class IB	Putnam VT Global Equity Class IB

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ALIC. ALIC is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by ALIC and may result in additional amounts being transferred into the Account by ALIC to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ALIC but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ALIC. A payable is established for amounts payable to ALIC from the sub-accounts but not yet paid. The changes in mortality risks are included in “Benefits” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in "Payments on termination" in the Statement of Changes in Net Assets, but are remitted to ALIC. The Preferred Client Variable Annuity does not assess a withdrawal charge.
Mortality and Expense Risk Charge - ALIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. ALIC guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ALIC deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - ALIC deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. ALIC deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2020 was as follows:

Purchases
Alliance Bernstein VPS Growth & Income Class B	$4,136,185
Alliance Bernstein VPS International Value Class B	480,606
Alliance Bernstein VPS Large Cap Growth Class B	3,747,888
Alliance Bernstein VPS Small/Mid Value Class B	706,821
American Century VP International Class I	139
AST Academic Strategies Asset Allocation	967,197
AST Advanced Strategies	355,349
AST AllianzGI World Trends	322,941
AST Balanced Asset Allocation	572,732
AST BlackRock Low Duration Bond	4,313
AST BlackRock/Loomis Sayles Bond	16,392
AST Bond Portfolio 2022	3,514
AST Bond Portfolio 2030	501,291
AST Bond Portfolio 2031*	18,144
AST Capital Growth Asset Allocation	444,954
AST Cohen & Steers Realty	79
AST Fidelity Institutional AMSM Quantitative	324,824
AST Goldman Sachs Multi-Asset	117,821
AST Government Money Market	557,840
AST High Yield	2,815
AST Investment Grade Bond	6,632,340
AST J.P. Morgan Global Thematic	24,272
AST J.P. Morgan Strategic Opportunities	320,821

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
AST Loomis Sayles Large-Cap Growth	$72
AST MFS Growth Allocation	183
AST Mid-Cap Growth	452
AST Neuberger Berman/LSV Mid-Cap Value	373
AST Preservation Asset Allocation	511,403
AST Prudential Growth Allocation	4,785,454
AST QMA US Equity Alpha	619
AST Small-Cap Growth	9,100
AST Small-Cap Growth Opportunities	486
AST Small-Cap Value	157
AST T. Rowe Price Asset Allocation	1,308,711
AST T. Rowe Price Large-Cap Growth	452
AST T. Rowe Price Large-Cap Value	157
AST T. Rowe Price Natural Resources	313
AST Templeton Global Bond*	78
AST Wellington Management Hedged Equity	43,210
AST Western Asset Core Plus Bond	4,132
BNY Mellon Stock Index Fund, Inc.	17,873
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	294
BNY Mellon VIF Government Money Market	938
BNY Mellon VIF Growth and Income Initial Shares	1,561
DWS Bond VIP Class A	13,864
DWS Capital Growth VIP Class A	156,883
DWS Core Equity VIP Class A	32,234
DWS CROCI® International VIP Class A	8,214
DWS Global Income Builder VIP Class A	178,264
DWS Global Small Cap VIP Class A	23,872
DWS Government Money Market VIP Class A	26,846
DWS Small Mid Cap Growth VIP Class A	50,920
Federated Hermes Government Money Fund II*	38,194
Fidelity VIP Contrafund Initial Class	239,653
Fidelity VIP Contrafund Service Class 2	1,245,312
Fidelity VIP Equity-Income Initial Class	32,071
Fidelity VIP Equity-Income Service Class 2	40,110
Fidelity VIP Freedom 2010 Service Class 2	336,271
Fidelity VIP Freedom 2020 Service Class 2	401,894
Fidelity VIP Freedom 2030 Service Class 2	181,503
Fidelity VIP Freedom Income Service Class 2	26,152
Fidelity VIP Government Money Market Initial Class	8,048,727
Fidelity VIP Government Money Market Service Class 2	11,295,218
Fidelity VIP Growth & Income Service Class 2	537,942
Fidelity VIP Growth Initial Class	688,431
Fidelity VIP Growth Opportunities Service Class 2	268,729
Fidelity VIP Growth Service Class 2	14,515
Fidelity VIP High Income Initial Class	17,255
Fidelity VIP High Income Service Class 2	290,987
Fidelity VIP Index 500 Initial Class	237,669
Fidelity VIP Index 500 Service Class 2	636,723
Fidelity VIP Investment Grade Bond Initial Class	27,279
Fidelity VIP Investment Grade Bond Service Class 2	83
Fidelity VIP Mid Cap Service Class 2	388,850
Fidelity VIP Overseas Initial Class	12,039
Fidelity VIP Overseas Service Class 2	79
Franklin Flex Cap Growth VIP Class 2	202,901

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Franklin Growth and Income VIP Class 2	$4,172,020
Franklin Income VIP Class 2	5,059,180
Franklin Large Cap Growth VIP Class 2	2,324,310
Franklin Mutual Global Discovery VIP Class 2	1,013,518
Franklin Mutual Shares VIP Class 2	3,332,082
Franklin Small Cap Value VIP Class 2	1,895,890
Franklin Small-Mid Cap Growth VIP Class 2	115,086
Franklin U.S. Government Securities VIP Class 2	1,621,123
Goldman Sachs VIT Large Cap Value Institutional Shares	110,239
Goldman Sachs VIT Mid Cap Value Institutional Shares	93,436
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	179,378
Goldman Sachs VIT Strategic Growth Institutional Shares	438
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	234,991
Invesco Oppenheimer V.I. Capital Appreciation Series I*	629,295
Invesco Oppenheimer V.I. Capital Appreciation Series II*	2,390,497
Invesco Oppenheimer V.I. Conservative Balanced Series I*	57,480
Invesco Oppenheimer V.I. Conservative Balanced Series II*	493,564
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*	5,469,239
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*	7,271,932
Invesco Oppenheimer V.I. Global Series I*	126,365
Invesco Oppenheimer V.I. Global Series II*	376,788
Invesco Oppenheimer V.I. Global Strategic Income Series I*	92,325
Invesco Oppenheimer V.I. Global Strategic Income Series II*	2,767,679
Invesco Oppenheimer V.I. Main Street Series I*	127,709
Invesco Oppenheimer V.I. Main Street Series II*	3,386,057
Invesco Oppenheimer V.I. Main Street Small Cap Series I*	40,500
Invesco Oppenheimer V.I. Main Street Small Cap Series II*	656,957
Invesco Oppenheimer V.I. Total Return Bond Series I*	159,261
Invesco Oppenheimer V.I. Total Return Bond Series II*	1,676,387
Invesco V.I. American Franchise Series I	9,186,428
Invesco V.I. American Franchise Series II	2,598,872
Invesco V.I. American Value Series I	1,259,283
Invesco V.I. American Value Series II	1,148,912
Invesco V.I. Comstock Series I	1,757,049
Invesco V.I. Comstock Series II	4,546,368
Invesco V.I. Core Equity Series I	14,141,277
Invesco V.I. Core Equity Series II	226,728
Invesco V.I. Core Plus Bond Series I	1,630,680
Invesco V.I. Core Plus Bond Series II	8,473
Invesco V.I. Diversified Dividend Series I	7,518,611
Invesco V.I. Diversified Dividend Series II	2,028,290
Invesco V.I. Equity and Income Series I	1,948,259
Invesco V.I. Equity and Income Series II	2,281,352
Invesco V.I. Global Core Equity Series I	510,411
Invesco V.I. Global Core Equity Series II	350,830
Invesco V.I. Government Money Market Series I	1,825,540
Invesco V.I. Government Money Market Series II	2,701
Invesco V.I. Government Securities Series I	1,560,687
Invesco V.I. Government Securities Series II	4,850
Invesco V.I. Growth and Income Series II	2,427,230
Invesco V.I. High Yield Series I	939,417
Invesco V.I. High Yield Series II	501,430
Invesco V.I. International Growth Series I	1,042,282
Invesco V.I. International Growth Series II	96,570

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Managed Volatility Series I	$268,809
Invesco V.I. Managed Volatility Series II	2,137
Invesco V.I. Mid Cap Core Equity Series I	1,458,938
Invesco V.I. Mid Cap Core Equity Series II	159,812
Invesco V.I. Mid Cap Growth Series I*	1,696,354
Invesco V.I. Mid Cap Growth Series II*	1,995,002
Invesco V.I. S&P 500 Index Series I	4,366,770
Invesco V.I. S&P 500 Index Series II	5,414,563
Invesco V.I. Technology Series I	1,299,772
Invesco V.I. Technology Series II	469
Invesco V.I. Value Opportunities Series I	314,201
Invesco V.I. Value Opportunities Series II	303,402
Janus Henderson VIT Forty Institutional Shares	15
Lazard Retirement Series Emerging Market Equity Service Shares	62
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	282
Lord Abbet Bond Debenture*	949,432
Lord Abbet Fundamental Equity	101,639
Lord Abbet Growth and Income	252,308
Lord Abbet Growth Opportunities	719,168
Lord Abbet Mid Cap Stock	537,765
MFS VIT Growth Initial Class	117,994
MFS VIT Growth Service Class	4,282
MFS VIT High Yield Initial Class	10,211
MFS VIT Investors Trust Initial Class	185,793
MFS VIT Investors Trust Service Class	13,924
MFS VIT New Discovery Initial Class	306,441
MFS VIT New Discovery Service Class	19,707
MFS VIT Research Initial Class	24,477
MFS VIT Research Service Class	1,678
MFS VIT Total Return Bond Initial Class	698,099
MFS VIT Utilities Initial Class	9,336
MFS VIT Utilities Service Class	24,187
Morgan Stanley VIF Core Plus Fixed Income Class I	15,223
Morgan Stanley VIF Discovery Class I	3,432,399
Morgan Stanley VIF Discovery Class II	2,560,553
Morgan Stanley VIF Emerging Markets Debt Class II	559,314
Morgan Stanley VIF Emerging Markets Equity Class I	772,045
Morgan Stanley VIF Emerging Markets Equity Class II	204,552
Morgan Stanley VIF Global Franchise Class II	2,999,963
Morgan Stanley VIF Global Infrastructure Class I	1,812,437
Morgan Stanley VIF Global Infrastructure Class II	470,738
Morgan Stanley VIF Global Strategist Class I	4,743,174
Morgan Stanley VIF Global Strategist Class II	1,444,341
Morgan Stanley VIF Growth Class I	43,341,950
Morgan Stanley VIF Growth Class II	10,789,941
Morgan Stanley VIF U.S. Real Estate Class I	917,857
Morgan Stanley VIF U.S. Real Estate Class II	3,016,008
Morgan Stanley VIS Income Plus Class X Shares	4,080,949
Morgan Stanley VIS Income Plus Class Y Shares	4,577,733
Neuberger Berman AMT Mid Cap Growth Class I	81
Neuberger Berman AMT Sustainable Equity Class I*	1,360
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	47,493
PIMCO VIT Emerging Markets Bond Advisor Class	32,468
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	121

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
PIMCO VIT Real Return Advisor Class	$347,465
PIMCO VIT Total Return Advisor Class	1,546,862
PIMCO VIT Total Return Institutional Class	15
Putnam VT Diversified Income Class IB	1,749,829
Putnam VT Emerging Markets Equity Fund Class IB*	385,201
Putnam VT Equity Income Class IB	14,732,446
Putnam VT George Putnam Balanced Class IB	5,215,085
Putnam VT Global Asset Allocation Class IB	2,395,178
Putnam VT Global Equity Class IB	447,197
Putnam VT Global Health Care Class IB	2,291,096
Putnam VT Government Money Market Class IB	19,072,972
Putnam VT Growth Opportunities Class IB	8,585,736
Putnam VT High Yield Class IB	1,603,932
Putnam VT Income Class IB	7,296,952
Putnam VT International Equity Class IB	2,459,471
Putnam VT International Value Class IB	615,889
Putnam VT Mortgage Securities Class IB	1,415,437
Putnam VT Multi-Cap Core Class IB	2,528,688
Putnam VT Research Class IB	2,942,539
Putnam VT Small Cap Growth Class IB	209,004
Putnam VT Small Cap Value Class IB	1,640,173
Putnam VT Sustainable Future Class IB	490,779
Putnam VT Sustainable Leaders Class IB	8,529,921
Templeton Developing Markets VIP Class 2	673,533
Templeton Foreign VIP Class 2	3,234,378
Templeton Global Bond VIP Class 2	115,940
Templeton Growth VIP Class 2	34,558
AST Global Bond *	19,244

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.

7. Financial Highlights
ALIC offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2020	1,309	$26.18	-	35.17	$33,922	1.34%	0.70	-	2.59%	(0.16)	-	1.76%
2019	1,477	26.22	-	34.57	38,043	1.02	0.70	-	2.59	20.43	-	22.75
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77
2016	2,154	20.55	-	25.57	42,440	0.77	0.70	-	2.59	8.20	-	10.30

Alliance Bernstein VPS International Value Class B
2020	460	9.18	-	11.29	4,837	1.55	1.29	-	2.59	(0.42)	-	0.89
2019	513	9.22	-	11.19	5,379	0.79	1.29	-	2.59	13.79	-	15.29
2018	575	8.10	-	9.71	5,251	1.09	1.29	-	2.59	(24.97)	-	(23.98)
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49
2016	784	8.86	-	10.34	7,726	1.03	1.29	-	2.59	(3.36)	-	(2.07)

Alliance Bernstein VPS Large Cap Growth Class B
2020	1,182	33.03	-	45.24	35,858	—	0.70	-	2.59	31.67	-	34.20
2019	1,359	24.61	-	34.36	31,261	—	0.70	-	2.59	30.91	-	33.43
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76
2016	1,099	13.88	-	20.52	13,723	—	0.70	-	2.59	(0.29)	-	1.64

Alliance Bernstein VPS Small/Mid Value Class B
2020	180	33.38	-	42.17	6,994	0.79	1.29	-	2.59	0.40	-	1.73
2019	194	33.25	-	41.45	7,463	0.32	1.29	-	2.59	16.82	-	18.36
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40
2016	305	31.37	-	37.60	10,817	0.34	1.29	-	2.59	21.57	-	23.19

American Century VP International Class I
2020	< 1	27.71	-	27.71	9	0.48	1.45	-	1.45	24.07	-	24.07
2019	< 1	22.33	-	22.33	7	0.86	1.45	-	1.45	26.57	-	26.57
2018	< 1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	< 1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32
2016	< 1	16.33	-	16.33	5	1.03	1.45	-	1.45	(6.86)	-	(6.86)

AST Academic Strategies Asset Allocation
2020	187	11.37	-	13.77	2,386	—	1.15	-	2.60	1.57	-	3.03
2019	196	11.20	-	13.37	2,324	—	1.15	-	2.60	13.11	-	14.73
2018	238	9.90	-	11.65	2,566	—	1.15	-	2.60	(10.48)	-	(9.19)
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31
2016	376	10.08	-	11.53	4,094	—	1.15	-	2.60	3.64	-	5.13

AST Advanced Strategies
2020	83	16.98	-	20.57	1,610	—	1.15	-	2.60	7.87	-	9.42
2019	83	15.74	-	18.80	1,432	—	1.15	-	2.60	18.77	-	20.47
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60
2016	159	12.68	-	14.51	2,193	—	1.15	-	2.60	4.39	-	5.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST AllianzGI World Trends
2020	35	$14.22	-	17.14	$560	—%	1.15	-	2.65%	11.15	-	12.80%
2019	68	12.79	-	15.19	919	—	1.15	-	2.65	15.00	-	16.70
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91
2016	108	10.95	-	12.44	1,280	—	1.15	-	2.65	2.11	-	3.62

AST Balanced Asset Allocation
2020	292	16.59	-	19.70	5,381	—	1.00	-	2.30	9.25	-	10.66
2019	320	15.18	-	17.80	5,313	—	1.00	-	2.30	16.73	-	18.23
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77
2016	547	12.46	-	14.06	7,341	—	1.00	-	2.30	3.91	-	5.25

AST BlackRock Global Strategies
2020	< 1	14.17	-	14.17	2	—	1.55	-	1.55	3.14	-	3.14
2019	< 1	13.74	-	13.74	4	—	1.55	-	1.55	15.82	-	15.82
2018	< 1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	< 1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90
2016	2	11.47	-	11.47	20	—	1.55	-	1.55	5.33	-	5.33

AST BlackRock Low Duration Bond
2020	4	11.37	-	12.40	50	—	1.00	-	1.65	0.89	-	1.54
2019	4	11.27	-	12.21	48	—	1.00	-	1.65	2.92	-	3.58
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70
2016	8	11.05	-	11.74	89	—	1.00	-	1.65	(0.01)	-	0.63

AST BlackRock/Loomis Sayles Bond
2020	6	15.05	-	16.41	92	—	1.00	-	1.65	5.62	-	6.30
2019	5	14.25	-	15.44	75	—	1.00	-	1.65	7.45	-	8.14
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33
2016	6	13.22	-	14.05	79	—	1.00	-	1.65	2.54	-	3.20

AST Bond Portfolio 2019 (sub-account expired on January 2, 2020)
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	12.95	-	12.95	—	—	2.00	-	2.00	(0.59)	-	(0.59)
2018	19	13.03	-	13.73	252	—	1.50	-	2.00	(1.42)	-	(0.93)
2017	23	13.21	-	13.86	313	—	1.50	-	2.00	(1.21)	-	(0.73)
2016	23	13.38	-	13.96	316	—	1.50	-	2.00	(0.54)	-	(0.05)

AST Bond Portfolio 2022
2020	40	12.41	-	13.03	510	—	1.50	-	2.00	2.95	-	3.45
2019	42	12.05	-	12.60	509	—	1.50	-	2.00	3.81	-	4.32
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)
2016	12	12.02	-	12.02	147	—	1.85	-	1.85	(0.02)	-	(0.02)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2023
2020	11	$11.31	-	11.31	$128	—%	1.50	-	1.50%	5.19	-	5.19%
2019	11	10.75	-	10.75	122	—	1.50	-	1.50	4.93	-	4.93
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19
2016	5	10.40	-	10.40	57	—	1.50	-	1.50	0.40	-	0.40

AST Bond Portfolio 2024
2020	5	11.25	-	11.25	56	—	1.50	-	1.50	7.05	-	7.05
2019	5	10.51	-	10.51	52	—	1.50	-	1.50	6.36	-	6.36
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18
2016	8	10.08	-	10.08	80	—	1.50	-	1.50	0.40	-	0.40

AST Bond Portfolio 2026
2020	12	11.66	-	11.66	144	—	1.50	-	1.50	9.04	-	9.04
2019	28	10.69	-	10.69	297	—	1.50	-	1.50	8.40	-	8.40
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91
2016	80	9.93	-	10.03	794	—	1.50	-	2.00	0.08	-	0.57

AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2020	—	11.72	-	11.72	—	—	1.50	-	1.50	10.21	-	10.21
2019	1	10.53	-	10.64	12	—	1.50	-	1.75	8.78	-	9.05
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17
2016	34	9.86	-	9.91	333	—	1.50	-	2.00	(1.37)	-	(0.88)

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)
2020	—	12.20	-	12.29	—	—	1.50	-	1.75	14.29	-	14.57
2019	3	10.67	-	10.72	37	—	1.50	-	1.75	10.36	-	10.64
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2030 (sub-account launched on January 2, 2019)
2020	13	12.65	-	12.72	166	—	1.50	-	1.75	12.54	-	12.82
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2031 (sub-account launched on January 2, 2020)
2020	1	11.15	-	11.15	13	—	1.50	-	1.50	11.54	-	11.54

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Capital Growth Asset Allocation
2020	191	$17.13	-	19.95	$3,588	—%	1.15	-	2.30%	10.87	-	12.13%
2019	228	15.46	-	17.79	3,722	—	1.15	-	2.30	19.50	-	20.86
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18	-	15.88	4,985	—	1.15	-	2.25	15.30	-	16.55
2016	342	12.30	-	13.62	4,411	—	1.15	-	2.25	4.49	-	5.62

AST Cohen & Steers Global Realty
2020	< 1	15.10	-	15.10	2	—	1.65	-	1.65	(4.52)	-	(4.52)
2019	< 1	15.82	-	15.82	2	—	1.65	-	1.65	23.09	-	23.09
2018	< 1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	< 1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63
2016	< 1	12.57	-	13.10	2	—	1.15	-	1.65	(0.74)	-	(0.25)

AST Cohen & Steers Realty
2020	< 1	19.65	-	20.04	11	—	1.50	-	1.65	(4.42)	-	(4.28)
2019	< 1	20.56	-	20.94	12	—	1.50	-	1.65	29.08	-	29.28
2018	< 1	15.93	-	16.85	9	—	1.15	-	1.65	(6.31)	-	(5.84)
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04
2016	1	16.26	-	17.04	10	—	1.15	-	1.65	3.12	-	3.62

AST Emerging Markets Equity
2020	< 1	10.04	-	10.04	5	—	1.65	-	1.65	2.37	-	2.37
2019	< 1	9.81	-	9.81	5	—	1.65	-	1.65	11.51	-	11.51
2018	< 1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94
2016	1	8.37	-	8.72	12	—	1.15	-	1.65	10.54	-	11.08

AST Fidelity Institutional AMSM Quantitative
2020	70	13.14	-	15.92	1,071	—	1.15	-	2.60	6.00	-	7.52
2019	77	12.40	-	14.80	1,094	—	1.15	-	2.60	16.96	-	18.63
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15
2016	127	10.39	-	11.88	1,449	—	1.15	-	2.60	1.61	-	3.07

AST Goldman Sachs Multi-Asset
2020	31	14.03	-	15.80	467	—	1.15	-	2.10	6.72	-	7.73
2019	27	13.30	-	14.67	378	—	1.15	-	2.00	13.74	-	14.70
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01
2016	38	11.56	-	12.54	457	—	1.15	-	2.10	2.32	-	4.06

AST Goldman Sachs Small-Cap Value
2020	< 1	25.04	-	25.04	2	—	1.65	-	1.65	0.77	-	0.77
2019	< 1	24.85	-	24.85	2	—	1.65	-	1.65	20.64	-	20.64
2018	< 1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	< 1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91
2016	< 1	22.08	-	23.02	9	—	1.15	-	1.65	22.30	-	22.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Government Money Market
2020	23	$8.33	-	9.32	$196	0.26%	1.15	-	2.00%	(1.74)	-	(0.91)%
2019	48	8.47	-	9.40	302	1.67	1.15	-	2.00	(0.31)	-	0.53
2018	28	8.50	-	9.35	237	1.24	1.15	-	2.00	(0.70)	-	0.14
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)
2016	51	8.70	-	9.55	458	—	1.00	-	2.00	(1.96)	-	(0.99)

AST High Yield
2020	2	18.65	-	19.03	33	—	1.00	-	1.15	1.47	-	1.62
2019	2	18.39	-	18.73	30	—	1.00	-	1.15	13.99	-	14.16
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41
2016	2	15.16	-	15.89	28	—	1.00	-	1.15	13.69	-	14.25

AST Hotchkis & Wiley Large-Cap Value
2020	< 1	17.08	-	17.08	1	—	1.15	-	1.15	(0.87)	-	(0.87)
2019	< 1	17.23	-	17.23	1	—	1.15	-	1.15	28.05	-	28.05
2018	< 1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	< 1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84
2016	< 1	13.46	-	13.46	1	—	1.15	-	1.15	18.52	-	18.52

AST International Growth
2020	4	16.43	-	17.56	63	—	1.15	-	1.65	29.19	-	29.83
2019	4	12.72	-	13.53	49	—	1.15	-	1.65	29.96	-	30.61
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89
2016	4	8.62	-	9.03	40	—	1.15	-	1.65	(5.34)	-	(4.87)

AST International Value
2020	2	9.74	-	10.40	22	—	1.15	-	1.65	(2.22)	-	(1.74)
2019	2	9.96	-	10.59	23	—	1.15	-	1.65	18.07	-	18.66
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42
2016	6	8.46	-	8.86	51	—	1.15	-	1.65	(1.05)	-	(0.56)

AST Investment Grade Bond
2020	87	18.79	-	21.02	1,742	—	1.15	-	2.05	14.12	-	15.14
2019	115	16.46	-	18.26	1,982	—	1.15	-	2.05	8.99	-	9.96
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13
2016	170	15.12	-	16.33	2,682	—	1.15	-	2.05	2.11	-	3.02

AST J.P. Morgan Global Thematic
2020	7	17.45	-	19.17	133	—	1.15	-	1.90	11.05	-	11.87
2019	8	15.72	-	17.14	134	—	1.15	-	1.90	17.20	-	18.07
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63
2016	8	13.02	-	13.71	113	—	1.15	-	1.75	3.41	-	4.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST J.P. Morgan International Equity
2020	8	$12.43	-	13.91	$95	—%	1.15	-	2.00%	10.86	-	11.79%
2019	8	11.21	-	12.45	85	—	1.15	-	2.00	24.73	-	25.77
2018	9	8.99	-	9.90	85	—	1.15	-	2.00	(19.10)	-	(18.41)
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16
2016	5	8.74	-	9.46	47	—	1.15	-	2.00	(0.06)	-	0.77

AST J.P. Morgan Strategic Opportunities
2020	111	13.64	-	16.52	1,746	—	1.15	-	2.60	8.53	-	10.08
2019	118	12.57	-	15.00	1,661	—	1.15	-	2.60	11.70	-	13.30
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87
2016	200	11.13	-	12.73	2,432	—	1.15	-	2.60	1.21	-	2.66

AST Loomis Sayles Large-Cap Growth
2020	6	32.02	-	36.56	203	—	1.00	-	2.00	29.01	-	30.29
2019	7	24.82	-	28.06	173	—	1.00	-	2.00	29.05	-	30.33
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67
2016	10	15.47	-	16.97	170	—	1.00	-	2.00	3.51	-	4.53

AST MFS Global Equity
2020	< 1	24.24	-	24.73	22	—	1.00	-	1.15	12.88	-	13.05
2019	< 1	21.48	-	21.88	21	—	1.00	-	1.15	28.48	-	28.67
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61
2016	4	14.78	-	15.49	61	—	1.00	-	1.50	5.53	-	6.05

AST MFS Growth
2020	< 1	37.67	-	37.67	6	—	1.15	-	1.15	28.99	-	28.99
2019	< 1	29.20	-	29.20	4	—	1.15	-	1.15	36.21	-	36.21
2018	< 1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	< 1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22
2016	< 1	16.43	-	16.43	4	—	1.15	-	1.15	0.75	-	0.75

AST MFS Growth Allocation
2020	—	16.18	-	17.03	—	—	1.50	-	2.10	7.61	-	8.25
2019	12	15.04	-	15.73	184	—	1.50	-	2.10	20.23	-	20.95
2018	13	12.51	-	13.01	164	—	1.50	-	2.10	(10.17)	-	(9.64)
2017	14	13.92	-	14.40	191	—	1.50	-	2.10	14.10	-	14.77
2016	14	12.20	-	12.54	173	—	1.50	-	2.10	2.18	-	2.78

AST Mid-Cap Growth
2020	1	31.38	-	35.83	49	—	1.00	-	2.00	32.19	-	33.50
2019	2	23.74	-	26.84	42	—	1.00	-	2.00	27.60	-	28.87
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00	24.60	-	25.83
2016	6	15.92	-	17.48	100	—	1.00	-	2.00	(0.35)	-	0.64

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Neuberger Berman/LSV Mid-Cap Value
2020	1	$18.98	-	20.28	$21	—%	1.15	-	1.65%	(3.38)	-	(2.90)%
2019	1	19.64	-	20.89	24	—	1.15	-	1.65	19.05	-	19.64
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65	11.94	-	12.50
2016	1	17.93	-	18.79	27	—	1.15	-	1.65	16.31	-	16.89

AST Preservation Asset Allocation
2020	236	15.26	-	17.65	3,959	—	1.15	-	2.25	6.68	-	7.84
2019	247	14.31	-	16.37	3,822	—	1.15	-	2.25	12.21	-	13.43
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60	7.34	-	8.88
2016	439	12.06	-	13.80	5,847	—	1.15	-	2.60	2.85	-	4.33

AST Prudential Growth Allocation
2020	645	13.42	-	16.26	9,998	—	1.15	-	2.60	3.17	-	4.65
2019	713	13.01	-	15.53	10,483	—	1.15	-	2.60	16.15	-	17.82
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60	13.16	-	14.78
2016	879	10.99	-	12.57	10,655	—	1.15	-	2.60	7.31	-	8.84

AST QMA US Equity Alpha
2020	1	19.97	-	22.06	22	—	1.00	-	1.75	(6.82)	-	(6.13)
2019	2	21.44	-	23.50	38	—	1.00	-	1.75	22.32	-	23.23
2018	2	17.52	-	19.07	46	—	1.00	-	1.75	(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75	20.15	-	21.04
2016	3	16.17	-	17.34	51	—	1.00	-	1.75	12.87	-	13.71

AST Small-Cap Growth
2020	< 1	37.29	-	39.85	11	—	1.00	-	1.50	46.20	-	46.92
2019	< 1	25.51	-	25.51	1	—	1.50	-	1.50	28.19	-	28.19
2018	< 1	19.90	-	19.90	< 1	—	1.50	-	1.50	(9.77)	-	(9.77)
2017	< 1	22.05	-	22.05	1	—	1.50	-	1.50	22.09	-	22.09
2016	< 1	18.06	-	18.06	< 1	—	1.50	-	1.50	10.42	-	10.42

AST Small-Cap Growth Opportunities
2020	< 1	28.68	-	31.27	18	—	1.00	-	1.65	32.99	-	33.85
2019	1	21.57	-	23.36	27	—	1.00	-	1.65	34.26	-	35.13
2018	1	16.06	-	17.29	20	—	1.00	-	1.65	(12.30)	-	(11.73)
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43
2016	1	14.58	-	15.49	20	—	1.00	-	1.65	5.95	-	6.63

AST Small-Cap Value
2020	2	18.70	-	19.98	32	—	1.15	-	1.65	(0.78)	-	(0.29)
2019	2	18.84	-	20.04	33	—	1.15	-	1.65	20.00	-	20.59
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13
2016	2	18.23	-	19.10	36	—	1.15	-	1.65	27.11	-	27.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST T. Rowe Price Asset Allocation
2020	180	$17.88	-	20.68	$3,467	—%	1.15	-	2.25%	10.05	-	11.25%
2019	203	16.25	-	18.59	3,565	—	1.15	-	2.25	18.18	-	19.47
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10
2016	291	12.74	-	14.57	4,049	—	1.15	-	2.60	4.82	-	6.32

AST T. Rowe Price Large-Cap Growth
2020	< 1	45.71	-	47.89	10	—	1.15	-	1.50	37.74	-	38.22
2019	< 1	33.19	-	34.65	9	—	1.15	-	1.50	26.33	-	26.77
2018	< 1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	< 1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32
2016	1	18.90	-	19.53	20	—	1.15	-	1.50	1.18	-	1.53

AST T. Rowe Price Large-Cap Value
2020	8	13.14	-	15.01	104	—	1.00	-	2.00	0.09	-	1.08
2019	8	13.13	-	14.85	106	—	1.00	-	2.00	23.50	-	24.72
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23
2016	1	10.86	-	11.38	16	—	1.15	-	1.65	4.41	-	4.92

AST T. Rowe Price Natural Resources
2020	3	8.34	-	8.91	21	—	1.15	-	1.65	(3.81)	-	(3.34)
2019	4	8.67	-	9.22	32	—	1.15	-	1.65	14.97	-	15.54
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05
2016	5	8.48	-	8.88	44	—	1.15	-	1.65	22.59	-	23.20

AST Templeton Global Bond (sub-account merged on November 13, 2020)
2020	—	10.49	-	11.20	—	—	1.15	-	1.65	(6.83)	-	(6.42)
2019	2	11.26	-	11.97	21	—	1.15	-	1.65	(0.05)	-	0.45
2018	2	11.26	-	11.91	22	—	1.15	-	1.65	0.33	-	0.83
2017	2	11.22	-	11.82	23	—	1.15	-	1.65	0.39	-	0.88
2016	4	11.18	-	11.71	41	—	1.15	-	1.65	2.66	-	3.17

AST WEDGE Capital Mid-Cap Value
2020	2	16.44	-	18.40	32	—	1.15	-	2.00	(7.66)	-	(6.88)
2019	2	17.81	-	19.76	35	—	1.15	-	2.00	16.81	-	17.79
2018	2	15.25	-	16.78	30	—	1.15	-	2.00	(18.17)	-	(17.48)
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18
2016	2	16.03	-	17.35	39	—	1.15	-	2.00	11.76	-	12.70

AST Wellington Management Hedged Equity
2020	17	14.04	-	14.51	244	—	1.50	-	1.75	4.82	-	5.08
2019	18	13.39	-	13.81	248	—	1.50	-	1.75	18.48	-	18.77
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92
2016	20	10.85	-	11.10	215	—	1.50	-	1.75	4.69	-	4.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Western Asset Core Plus Bond
2020	4	$15.21	-	16.23	$67	—%	1.00	-	1.50%	6.51	-	7.04%
2019	4	14.28	-	15.16	61	—	1.00	-	1.50	10.64	-	11.19
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26
2016	1	13.39	-	13.39	12	—	1.00	-	1.00	4.11	-	4.11

BNY Mellon Stock Index Fund, Inc.
2020	7	30.46	-	37.17	259	1.56	1.15	-	1.60	16.13	-	16.66
2019	8	26.23	-	31.86	247	1.70	1.15	-	1.60	29.09	-	29.68
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15
2016	10	18.10	-	21.69	214	1.81	1.15	-	1.60	9.92	-	10.43

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2020	< 1	30.78	-	30.78	16	1.07	1.15	-	1.15	22.72	-	22.72
2019	< 1	25.08	-	25.08	13	1.44	1.15	-	1.15	32.82	-	32.82
2018	< 1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02
2016	1	16.84	-	17.53	23	1.23	1.15	-	1.37	8.88	-	9.11

BNY Mellon VIF Government Money Market
2020	18	8.73	-	11.11	174	0.21	1.15	-	1.85	(1.63)	-	(0.93)
2019	18	8.87	-	11.22	177	1.65	1.15	-	1.85	(0.21)	-	0.50
2018	18	8.89	-	11.16	178	1.26	1.15	-	1.85	(0.59)	-	0.12
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)
2016	32	9.08	-	11.24	328	0.01	1.15	-	1.85	(1.83)	-	(1.13)

BNY Mellon VIF Growth and Income Initial Shares
2020	< 1	26.71	-	37.33	21	0.77	1.15	-	1.65	22.59	-	23.21
2019	< 1	21.79	-	30.30	20	1.08	1.15	-	1.65	27.01	-	27.64
2018	< 1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	< 1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34
2016	2	15.54	-	21.29	44	1.01	1.15	-	1.65	8.24	-	8.78

DWS Bond VIP Class A
2020	8	19.57	-	20.01	167	2.86	0.70	-	0.80	8.20	-	8.31
2019	9	18.09	-	18.48	170	3.18	0.70	-	0.80	9.74	-	9.85
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09
2016	12	16.26	-	16.56	197	5.05	0.70	-	0.80	5.08	-	5.19

DWS Capital Growth VIP Class A
2020	33	51.15	-	52.30	1,731	0.51	0.70	-	0.80	37.93	-	38.07
2019	39	37.09	-	37.88	1,475	0.44	0.70	-	0.80	36.04	-	36.18
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42
2016	56	22.29	-	22.70	1,273	0.76	0.70	-	0.80	3.41	-	3.52

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Core Equity VIP Class A
2020	16	$34.34	-	35.11	$544	1.40%	0.70	-	0.80%	15.21	-	15.32%
2019	17	29.80	-	30.44	513	1.18	0.70	-	0.80	29.26	-	29.39
2018	20	23.06	-	23.53	476	1.90	0.70	-	0.80	(6.44)	-	(6.35)
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17
2016	27	20.53	-	20.91	553	1.34	0.70	-	0.80	9.60	-	9.71

DWS CROCI® International VIP Class A
2020	9	13.79	-	14.10	133	3.53	0.70	-	0.80	1.79	-	1.89
2019	10	13.55	-	13.84	144	3.02	0.70	-	0.80	20.80	-	20.92
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11
2016	15	10.92	-	11.12	166	10.47	0.70	-	0.80	(0.07)	-	0.03

DWS Global Income Builder VIP Class A
2020	22	21.61	-	21.95	484	3.20	0.70	-	0.80	7.41	-	7.52
2019	18	20.12	-	20.41	376	4.94	0.70	-	0.80	19.21	-	19.33
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73
2016	66	15.94	-	16.12	1,064	4.02	0.70	-	0.80	5.96	-	6.07

DWS Global Small Cap VIP Class A
2020	13	44.48	-	45.48	571	0.84	0.70	-	0.80	16.42	-	16.54
2019	15	38.20	-	39.02	601	—	0.70	-	0.80	20.32	-	20.44
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19
2016	24	33.82	-	34.44	809	0.39	0.70	-	0.80	0.76	-	0.86

DWS Government Money Market VIP Class A
2020	8	10.12	-	10.26	82	0.20	0.70	-	0.80	(0.56)	-	(0.47)
2019	6	10.18	-	10.31	67	1.75	0.70	-	0.80	0.96	-	1.06
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)
2016	18	10.06	-	10.16	183	0.06	0.70	-	0.80	(0.74)	-	(0.64)

DWS Small Mid Cap Growth VIP Class A
2020	12	31.85	-	32.35	395	0.05	0.70	-	0.80	29.14	-	29.27
2019	12	24.66	-	25.03	306	—	0.70	-	0.80	21.44	-	21.56
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27
2016	21	19.56	-	19.79	417	—	0.70	-	0.80	8.20	-	8.31

Federated Hermes Government Money Fund II
2020	181	8.72	-	10.73	2,013	0.22	1.15	-	1.85	(1.64)	-	(0.94)
2019	215	8.87	-	10.83	2,406	1.63	1.15	-	1.85	(0.23)	-	0.48
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)
2016	312	9.08	-	10.86	3,537	—	1.15	-	1.85	(1.84)	-	(1.14)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Contrafund Initial Class
2020	98	$39.12	-	61.92	$4,737	0.25%	1.15	-	1.65%	28.43	-	29.07%
2019	120	30.46	-	47.97	4,503	0.45	1.15	-	1.65	29.43	-	30.07
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49
2016	151	21.32	-	33.08	3,971	0.79	1.15	-	1.65	6.24	-	6.77

Fidelity VIP Contrafund Service Class 2
2020	813	26.68	-	40.34	27,177	0.08	1.29	-	2.44	27.08	-	28.56
2019	977	20.99	-	31.38	25,524	0.21	1.29	-	2.44	28.09	-	29.58
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03
2016	1,618	17.19	-	18.75	29,795	0.57	1.29	-	2.59	4.95	-	6.34

Fidelity VIP Equity-Income Initial Class
2020	19	25.14	-	31.49	534	1.81	1.15	-	1.65	4.95	-	5.47
2019	21	23.95	-	29.85	579	1.99	1.15	-	1.65	25.36	-	25.99
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61
2016	28	19.08	-	23.42	616	2.14	1.15	-	1.65	16.09	-	16.67

Fidelity VIP Equity-Income Service Class 2
2020	22	22.06	-	24.37	522	1.66	1.35	-	1.85	4.48	-	5.01
2019	22	21.11	-	23.21	502	1.83	1.35	-	1.85	24.77	-	25.39
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13
2016	27	17.05	-	18.46	487	1.97	1.35	-	1.85	15.54	-	16.12

Fidelity VIP Freedom 2010 Service Class 2
2020	150	16.28	-	19.04	2,670	1.03	1.29	-	2.34	9.63	-	10.79
2019	163	14.85	-	17.19	2,629	1.87	1.29	-	2.34	13.06	-	14.26
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35
2016	306	12.96	-	14.30	4,237	1.29	1.29	-	2.19	2.93	-	3.88

Fidelity VIP Freedom 2020 Service Class 2
2020	158	17.52	-	20.33	3,040	0.97	1.29	-	2.29	12.11	-	13.24
2019	185	15.63	-	17.96	3,144	1.86	1.29	-	2.29	17.15	-	18.34
2018	189	13.34	-	15.17	2,737	1.30	1.29	-	2.29	(8.23)	-	(7.29)
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77
2016	220	12.79	-	14.26	3,014	1.27	1.29	-	2.29	3.39	-	4.44

Fidelity VIP Freedom 2030 Service Class 2
2020	33	20.57	-	22.16	694	0.95	1.29	-	1.79	14.56	-	15.14
2019	40	16.99	-	19.25	728	1.53	1.29	-	2.19	21.41	-	22.51
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14
2016	107	13.61	-	14.53	1,501	1.18	1.29	-	1.89	4.37	-	5.01

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom Income Service Class 2
2020	39	$13.73	-	15.94	$588	0.99%	1.29	-	2.29%	7.77	-	8.87%
2019	45	12.74	-	14.64	630	1.63	1.29	-	2.29	9.09	-	10.20
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97
2016	63	11.55	-	12.88	780	0.85	1.29	-	2.29	1.79	-	2.83

Fidelity VIP Government Money Market Initial Class (sub-account launched on April 29, 2016)
2020	3,081	9.53	-	10.15	30,242	0.33	0.70	-	2.05	(1.72)	-	(0.38)
2019	3,278	9.70	-	10.19	32,525	2.00	0.70	-	2.05	(0.05)	-	1.30
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)
2016	2,034	9.88	-	9.97	20,183	0.32	0.70	-	2.05	(1.21)	-	(0.32)

Fidelity VIP Government Money Market Service Class 2
2020	4,282	7.92	-	9.06	39,740	0.25	1.25	-	2.59	(2.34)	-	(1.01)
2019	4,528	8.11	-	9.15	42,657	1.75	1.25	-	2.59	(0.85)	-	0.50
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)
2016	3,027	8.47	-	9.17	28,836	0.02	1.25	-	2.59	(2.57)	-	(1.23)

Fidelity VIP Growth & Income Service Class 2
2020	133	23.86	-	28.66	3,560	1.92	1.29	-	2.44	4.99	-	6.21
2019	143	22.73	-	26.98	3,615	3.49	1.29	-	2.44	26.54	-	28.01
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11
2016	258	17.50	-	20.43	5,000	1.47	1.29	-	2.59	12.82	-	14.32

Fidelity VIP Growth Initial Class
2020	103	28.24	-	49.92	3,957	0.08	1.15	-	1.65	41.54	-	42.25
2019	122	19.95	-	35.10	3,306	0.26	1.15	-	1.65	32.12	-	32.78
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59
2016	182	11.57	-	20.05	2,872	0.04	1.15	-	1.65	(0.84)	-	(0.35)

Fidelity VIP Growth Opportunities Service Class 2
2020	41	53.91	-	63.99	2,455	—	1.29	-	2.44	64.16	-	66.07
2019	49	32.84	-	38.53	1,793	—	1.29	-	2.44	37.09	-	38.69
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45
2016	72	16.71	-	18.94	1,323	0.05	1.29	-	2.44	(2.37)	-	(1.22)

Fidelity VIP Growth Service Class 2
2020	5	32.95	-	36.41	182	0.04	1.35	-	1.85	40.91	-	41.61
2019	6	23.39	-	25.71	141	0.05	1.35	-	1.85	31.51	-	32.17
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00
2016	7	13.75	-	14.89	105	—	1.35	-	1.85	(1.31)	-	(0.80)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP High Income Initial Class
2020	10	$18.88	-	21.49	$188	4.95%	1.15	-	1.65%	1.06	-	1.57%
2019	11	18.68	-	21.16	211	4.63	1.15	-	1.65	13.22	-	13.79
2018	14	16.50	-	18.59	236	5.28	1.15	-	1.65	(4.88)	-	(4.40)
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72
2016	25	16.49	-	18.40	420	4.88	1.15	-	1.65	12.74	-	13.30

Fidelity VIP High Income Service Class 2
2020	83	16.76	-	20.13	1,582	4.76	1.29	-	2.44	(0.06)	-	1.10
2019	86	16.77	-	19.91	1,630	5.04	1.29	-	2.44	11.99	-	13.29
2018	93	14.97	-	17.57	1,570	5.34	1.29	-	2.44	(5.98)	-	(4.87)
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54
2016	140	15.27	-	17.50	2,368	4.67	1.29	-	2.44	11.39	-	12.70

Fidelity VIP Index 500 Initial Class
2020	118	26.29	-	30.08	3,534	1.74	1.15	-	1.65	16.30	-	16.89
2019	130	22.60	-	25.74	3,311	1.89	1.15	-	1.65	29.20	-	29.85
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33
2016	181	15.56	-	17.45	3,173	1.35	1.15	-	1.65	10.03	-	10.58

Fidelity VIP Index 500 Service Class 2
2020	316	25.87	-	30.71	9,176	1.42	1.29	-	2.44	15.09	-	16.43
2019	477	22.48	-	26.38	11,952	1.76	1.29	-	2.44	27.84	-	29.33
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85
2016	710	15.97	-	18.10	12,335	1.59	1.29	-	2.44	8.87	-	10.15

Fidelity VIP Investment Grade Bond Initial Class
2020	28	22.29	-	23.27	651	2.19	1.25	-	1.45	7.82	-	8.04
2019	31	20.67	-	21.54	663	2.67	1.25	-	1.45	8.09	-	8.30
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93
2016	44	19.00	-	19.67	870	2.21	1.25	-	1.45	3.24	-	3.44

Fidelity VIP Investment Grade Bond Service Class 2
2020	< 1	17.76	-	17.76	< 1	2.17	1.50	-	1.50	7.53	-	7.53
2019	< 1	16.51	-	16.51	< 1	2.60	1.50	-	1.50	7.76	-	7.76
2018	< 1	15.32	-	15.32	< 1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	< 1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44
2016	< 1	15.31	-	15.31	1	1.68	1.50	-	1.50	2.91	-	2.91

Fidelity VIP Mid Cap Service Class 2
2020	249	21.02	-	33.95	6,704	0.39	1.29	-	2.44	15.01	-	16.35
2019	315	18.28	-	29.18	7,207	0.66	1.29	-	2.44	20.19	-	21.59
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99
2016	500	15.55	-	17.63	9,594	0.30	1.29	-	2.44	(18.79)	-	10.48

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Overseas Initial Class
2020	30	$16.39	-	17.48	$583	0.44%	1.15	-	1.65%	13.72	-	14.29%
2019	32	14.42	-	17.17	539	1.73	1.15	-	1.65	25.68	-	26.31
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80
2016	52	10.68	-	11.17	646	1.57	1.15	-	1.65	(6.61)	-	(6.15)

Fidelity VIP Overseas Service Class 2
2020	< 1	26.22	-	26.24	6	0.23	1.50	-	1.80	13.26	-	13.61
2019	< 1	17.37	-	23.15	7	1.34	1.35	-	1.80	25.21	-	25.78
2018	< 1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	< 1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24
2016	< 1	12.85	-	17.37	7	0.51	1.35	-	1.80	(6.97)	-	(6.54)

Franklin Flex Cap Growth VIP Class 2
2020	29	36.67	-	42.31	1,140	—	1.29	-	2.19	41.73	-	43.02
2019	35	25.87	-	29.59	970	—	1.29	-	2.19	28.31	-	29.48
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31
2016	75	16.10	-	17.91	1,275	—	1.29	-	2.19	(5.01)	-	(4.14)

Franklin Growth and Income VIP Class 2
2020	448	27.89	-	35.12	14,797	3.80	1.29	-	2.54	2.86	-	4.16
2019	517	27.11	-	33.71	16,471	2.26	1.29	-	2.54	22.49	-	24.04
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37
2016	833	21.08	-	25.23	20,050	2.56	1.29	-	2.54	8.80	-	10.19

Franklin Income VIP Class 2
2020	2,408	17.58	-	21.97	49,943	5.88	1.28	-	2.59	(1.90)	-	(0.59)
2019	2,860	17.92	-	22.10	59,926	5.41	1.28	-	2.59	13.07	-	14.58
2018	3,405	15.84	-	19.29	62,568	4.82	1.28	-	2.59	(6.78)	-	(5.53)
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28
2016	4,475	15.91	-	18.86	80,938	4.92	1.28	-	2.59	11.08	-	12.58

Franklin Large Cap Growth VIP Class 2
2020	467	32.05	-	39.41	17,435	—	1.29	-	2.54	40.99	-	42.77
2019	613	22.74	-	27.60	16,085	—	1.29	-	2.54	31.18	-	32.85
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46
2016	1,235	14.45	-	16.89	20,021	—	1.29	-	2.54	(4.28)	-	(3.06)

Franklin Mutual Global Discovery VIP Class 2
2020	292	15.51	-	23.45	5,468	2.31	1.29	-	2.54	(6.87)	-	(5.69)
2019	337	16.65	-	24.86	6,732	1.55	1.29	-	2.54	21.23	-	22.77
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20
2016	564	15.00	-	17.18	9,939	1.74	1.29	-	2.54	9.33	-	10.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Shares VIP Class 2
2020	1,242	$20.89	-	20.98	$28,726	2.80%	1.28	-	2.69%	(7.58)	-	(6.25)%
2019	1,396	22.61	-	37.28	34,534	1.79	1.15	-	2.69	19.30	-	21.17
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11
2016	2,220	20.31	-	31.96	48,025	1.89	1.15	-	2.69	12.95	-	14.73

Franklin Small Cap Value VIP Class 2
2020	361	28.63	-	37.32	14,853	1.51	1.28	-	2.69	2.38	-	3.85
2019	396	27.57	-	36.45	15,797	1.06	1.28	-	2.69	22.97	-	24.74
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25
2016	610	23.52	-	32.46	21,251	0.80	1.28	-	2.69	26.70	-	28.54

Franklin Small-Mid Cap Growth VIP Class 2
2020	15	57.77	-	69.44	1,004	—	1.29	-	2.29	51.56	-	53.10
2019	18	37.74	-	49.91	759	—	1.15	-	2.34	28.38	-	29.93
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02
2016	22	26.83	-	34.22	648	—	1.15	-	2.34	1.74	-	2.98

Franklin U.S. Government Securities VIP Class 2
2020	526	10.68	-	13.54	6,709	3.30	1.29	-	2.69	1.06	-	2.49
2019	557	10.56	-	13.21	7,012	2.96	1.29	-	2.69	2.42	-	3.87
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04
2016	923	10.71	-	12.83	11,396	2.49	1.29	-	2.69	(2.04)	-	(0.63)

Goldman Sachs VIT Large Cap Value Institutional Shares
2020	69	17.70	-	21.78	1,403	1.38	1.29	-	2.59	1.30	-	2.64
2019	79	17.47	-	21.22	1,567	1.44	1.29	-	2.59	22.69	-	24.31
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44
2016	146	14.92	-	17.42	2,417	2.04	1.29	-	2.59	8.70	-	10.15

Goldman Sachs VIT Mid Cap Value Institutional Shares
2020	53	24.59	-	28.83	1,462	0.61	1.29	-	2.29	5.93	-	7.01
2019	62	23.21	-	26.94	1,606	0.79	1.29	-	2.29	28.53	-	29.83
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64
2016	109	19.01	-	21.41	2,256	1.27	1.29	-	2.29	10.94	-	12.07

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2020	113	21.98	-	44.64	2,833	0.22	1.15	-	2.44	5.95	-	7.34
2019	135	20.74	-	41.58	3,154	0.46	1.15	-	2.44	21.82	-	23.42
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29
2016	231	17.23	-	33.82	4,450	1.08	1.15	-	2.59	20.02	-	21.80

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Strategic Growth Institutional Shares
2020	< 1	$29.45	-	45.02	$6	0.07%	1.37	-	1.65%	38.21	-	38.60%
2019	< 1	21.31	-	32.49	12	0.30	1.37	-	1.65	33.31	-	33.68
2018	< 1	15.98	-	24.30	9	0.45	1.37	-	1.65	(2.67)	-	(2.39)
2017	< 1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89
2016	< 1	12.78	-	19.32	7	0.28	1.37	-	1.65	0.32	-	0.60

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2020	95	26.71	-	32.08	2,861	0.79	1.29	-	2.44	14.70	-	16.03
2019	118	23.29	-	27.65	3,075	1.25	1.29	-	2.44	22.18	-	23.60
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47
2016	202	16.90	-	19.72	3,803	1.24	1.29	-	2.59	7.87	-	9.31

Invesco Oppenheimer V.I. Capital Appreciation Series I
2020	122	26.42	-	36.09	4,068	—	1.15	-	1.85	34.07	-	35.03
2019	129	19.71	-	26.73	3,184	0.06	1.15	-	1.85	33.69	-	34.64
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39
2016	159	12.80	-	16.99	2,503	0.40	1.15	-	1.85	(4.01)	-	(3.32)

Invesco Oppenheimer V.I. Capital Appreciation Series II
2020	396	33.41	-	42.97	16,035	—	1.29	-	2.69	32.60	-	34.49
2019	479	25.20	-	31.95	14,513	—	1.29	-	2.69	32.22	-	34.10
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88
2016	830	16.91	-	20.56	16,332	0.11	1.29	-	2.69	(5.05)	-	(3.68)

Invesco Oppenheimer V.I. Conservative Balanced Series I
2020	51	18.68	-	20.11	995	2.08	1.15	-	1.80	12.80	-	13.54
2019	54	16.56	-	17.71	933	2.25	1.15	-	1.80	15.41	-	16.17
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01
2016	72	14.38	-	15.08	1,070	2.44	1.15	-	1.80	3.37	-	4.06

Invesco Oppenheimer V.I. Conservative Balanced Series II
2020	246	16.94	-	21.34	4,919	1.80	1.29	-	2.54	11.70	-	13.11
2019	278	15.17	-	18.86	4,932	2.01	1.29	-	2.54	14.26	-	15.71
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55
2016	443	13.58	-	16.26	6,846	2.19	1.29	-	2.54	2.30	-	3.61

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
2020	534	14.72	-	41.20	8,145	<0.01	1.10	-	1.80	38.16	-	47.18
2019	42	23.84	-	29.82	689	—	1.15	-	1.80	36.86	-	37.77
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32
2016	52	14.64	-	18.68	554	—	1.15	-	1.80	0.50	-	1.17

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
2020	602	$14.71	-	42.19	$14,354	—%	0.83	-	2.54%	36.70	-	47.09%
2019	134	31.13	-	38.37	4,826	—	1.29	-	2.49	35.57	-	37.22
2018	171	22.96	-	27.96	4,497	—	1.29	-	2.49	(8.64)	-	(7.52)
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80
2016	257	20.06	-	23.85	5,813	—	1.29	-	2.49	(0.46)	-	0.77

Invesco Oppenheimer V.I. Global Series I
2020	53	36.03	-	52.68	2,709	0.70	1.15	-	1.85	25.29	-	26.18
2019	58	28.76	-	41.75	2,319	0.90	1.15	-	1.85	29.36	-	30.28
2018	66	22.23	-	32.05	2,034	0.98	1.15	-	1.85	(14.79)	-	(14.18)
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11
2016	73	19.45	-	27.64	1,951	1.04	1.15	-	1.85	(1.76)	-	(1.06)

Invesco Oppenheimer V.I. Global Series II
2020	141	43.46	-	54.72	7,242	0.44	1.29	-	2.54	24.12	-	25.70
2019	165	35.01	-	43.54	6,777	0.64	1.29	-	2.54	28.14	-	29.76
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57
2016	268	24.36	-	29.17	7,471	0.72	1.29	-	2.54	(2.69)	-	(1.44)

Invesco Oppenheimer V.I. Global Strategic Income Series I
2020	49	19.98	-	23.95	672	5.31	1.15	-	1.85	1.50	-	2.22
2019	66	19.68	-	23.43	980	3.89	1.15	-	1.85	8.76	-	9.54
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06
2016	102	18.49	-	21.55	1,398	5.01	1.15	-	1.85	4.57	-	5.32

Invesco Oppenheimer V.I. Global Strategic Income Series II
2020	1,238	16.40	-	20.65	24,071	5.28	1.29	-	2.54	0.39	-	1.67
2019	1,400	16.33	-	20.31	26,923	3.39	1.29	-	2.54	7.82	-	9.18
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67
2016	2,064	15.75	-	18.86	37,237	4.59	1.29	-	2.54	3.57	-	4.90

Invesco Oppenheimer V.I. Main Street Series I
2020	43	26.84	-	29.06	1,158	1.41	1.15	-	1.85	11.84	-	12.64
2019	50	24.00	-	25.80	1,213	1.03	1.15	-	1.85	29.65	-	30.57
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58
2016	74	17.84	-	18.77	1,315	1.14	1.15	-	1.85	9.56	-	10.34

Invesco Oppenheimer V.I. Main Street Series II
2020	642	30.71	-	39.77	23,862	1.14	1.29	-	2.69	10.66	-	12.23
2019	729	27.76	-	35.43	24,296	0.82	1.29	-	2.69	28.22	-	30.04
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14
2016	1,228	21.32	-	26.09	30,471	0.83	1.29	-	2.69	8.31	-	9.87

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Main Street Small Cap Series I
2020	23	$54.49	-	59.36	$1,298	0.61%	1.25	-	1.65%	17.97	-	18.44%
2019	26	46.19	-	50.12	1,268	0.20	1.25	-	1.65	24.40	-	24.90
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74
2016	30	37.49	-	40.19	1,183	0.46	1.25	-	1.65	16.13	-	16.59

Invesco Oppenheimer V.I. Main Street Small Cap Series II
2020	201	45.30	-	55.99	10,539	0.36	1.29	-	2.44	16.74	-	18.10
2019	231	38.13	-	47.41	10,287	—	1.29	-	2.54	22.95	-	24.51
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45
2016	377	32.03	-	38.35	13,788	0.24	1.29	-	2.54	14.69	-	16.16

Invesco Oppenheimer V.I. Total Return Bond Series I
2020	32	14.45	-	15.08	470	3.05	1.25	-	1.45	8.13	-	8.35
2019	32	13.36	-	13.92	441	3.40	1.25	-	1.45	7.95	-	8.17
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29
2016	38	12.31	-	12.74	484	3.63	1.25	-	1.45	1.79	-	1.99

Invesco Oppenheimer V.I. Total Return Bond Series II
2020	828	9.32	-	11.00	8,739	2.83	1.29	-	2.29	6.94	-	8.02
2019	970	8.72	-	10.18	9,518	3.18	1.29	-	2.29	6.76	-	7.84
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04
2016	1,505	8.15	-	9.40	13,725	3.45	1.29	-	2.44	0.54	-	1.73

Invesco V.I. American Franchise Series I
2020	2,722	26.82	-	37.13	95,098	0.07	0.70	-	2.30	39.12	-	41.36
2019	3,051	18.97	-	26.69	76,285	—	0.70	-	2.30	33.65	-	35.80
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46
2016	4,454	11.55	-	17.04	69,719	—	0.70	-	2.30	(0.05)	-	1.56

Invesco V.I. American Franchise Series II
2020	593	42.71	-	53.47	21,304	—	1.29	-	2.49	38.49	-	40.17
2019	667	30.84	-	38.15	17,476	—	1.29	-	2.49	33.05	-	34.67
2018	773	23.18	-	28.23	15,163	—	1.29	-	2.49	(6.28)	-	(5.14)
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40
2016	1,092	19.96	-	23.73	18,505	—	1.29	-	2.49	(0.52)	-	0.70

Invesco V.I. American Value Series I
2020	879	23.57	-	36.92	23,725	0.91	0.70	-	2.69	(1.58)	-	0.42
2019	958	23.95	-	36.76	25,980	0.69	0.70	-	2.69	21.69	-	24.15
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20
2016	1,422	21.64	-	31.26	33,851	0.34	0.70	-	2.69	12.40	-	14.69

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Value Series II
2020	356	$30.75	-	38.85	$11,764	0.64%	1.29	-	2.59%	(1.74)	-	(0.44)%
2019	421	29.15	-	39.02	14,163	0.41	1.29	-	2.59	21.50	-	23.10
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27
2016	697	25.43	-	28.40	20,560	0.11	1.29	-	2.59	12.24	-	13.74

Invesco V.I. Comstock Series I
2020	602	23.26	-	31.07	16,336	2.40	0.70	-	2.30	(3.11)	-	(1.54)
2019	695	24.00	-	31.56	19,280	1.96	0.70	-	2.30	22.45	-	24.43
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03
2016	1,038	19.83	-	24.85	23,184	1.45	0.70	-	2.30	14.64	-	16.48

Invesco V.I. Comstock Series II
2020	1,968	25.30	-	31.96	51,315	2.16	1.29	-	2.59	(3.63)	-	(2.36)
2019	2,173	25.63	-	32.73	58,655	1.67	1.29	-	2.59	21.73	-	23.33
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06
2016	3,479	20.70	-	22.06	77,191	1.22	1.29	-	2.59	13.97	-	15.48

Invesco V.I. Core Equity Series I
2020	1,884	20.88	-	26.02	54,821	1.34	0.70	-	2.20	11.37	-	13.06
2019	2,104	18.75	-	23.02	54,474	0.93	0.70	-	2.20	26.16	-	28.06
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39
2016	3,186	15.15	-	17.78	65,415	0.74	0.70	-	2.20	7.87	-	9.50

Invesco V.I. Core Equity Series II
2020	43	19.37	-	22.99	957	1.07	1.29	-	2.44	10.82	-	12.11
2019	47	17.48	-	20.51	950	0.15	1.29	-	2.44	25.55	-	27.01
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43
2016	85	14.33	-	16.24	1,389	0.49	1.29	-	2.44	7.34	-	8.60

Invesco V.I. Core Plus Bond Series I
2020	369	16.12	-	18.05	6,599	2.07	1.10	-	1.85	7.70	-	8.52
2019	316	14.97	-	16.64	5,265	2.90	1.10	-	1.85	9.02	-	9.85
2018	333	13.73	-	15.14	5,074	3.52	1.10	-	1.85	(4.17)	-	(3.44)
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18
2016	424	13.73	-	14.91	6,381	4.14	1.10	-	1.85	4.69	-	5.49

Invesco V.I. Core Plus Bond Series II
2020	21	14.49	-	16.87	330	1.83	1.30	-	2.10	7.06	-	7.92
2019	23	13.54	-	15.63	348	1.83	1.30	-	2.10	8.69	-	9.56
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70
2016	9	12.58	-	14.18	114	3.43	1.30	-	2.10	4.15	-	4.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Diversified Dividend Series I
2020	1,533	$20.79	-	28.89	$95,188	3.08%	0.70	-	2.05%	(1.89)	-	(0.56)%
2019	1,744	21.19	-	29.05	107,534	2.86	0.70	-	2.05	22.55	-	24.22
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82
2016	2,662	17.95	-	23.64	136,356	1.26	0.70	-	2.05	12.49	-	14.01

Invesco V.I. Diversified Dividend Series II
2020	1,034	22.41	-	28.30	23,122	2.86	1.29	-	2.59	(2.70)	-	(1.42)
2019	1,108	23.03	-	28.71	25,298	2.65	1.29	-	2.59	21.56	-	23.17
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95
2016	1,601	19.98	-	23.95	30,950	1.11	1.29	-	2.59	11.58	-	13.06

Invesco V.I. Equity and Income Series I
2020	644	25.95	-	40.01	16,135	2.39	1.00	-	1.98	7.80	-	8.86
2019	748	24.07	-	36.75	17,315	2.50	1.00	-	1.98	18.01	-	19.17
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12
2016	1,180	21.12	-	25.76	23,419	1.83	0.83	-	1.98	12.87	-	14.18

Invesco V.I. Equity and Income Series II
2020	762	24.20	-	30.57	19,769	2.20	1.29	-	2.59	6.83	-	8.24
2019	874	22.65	-	28.24	21,036	2.26	1.29	-	2.59	16.92	-	18.46
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36
2016	1,259	20.41	-	21.01	26,673	1.57	1.29	-	2.59	11.87	-	13.36

Invesco V.I. Global Core Equity Series I
2020	622	17.70	-	23.92	19,715	1.34	0.70	-	2.05	10.93	-	12.44
2019	727	15.95	-	21.28	20,359	1.40	0.70	-	2.05	22.66	-	24.32
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05
2016	1,146	13.02	-	16.68	25,767	1.00	0.70	-	2.05	4.65	-	6.07

Invesco V.I. Global Core Equity Series II
2020	550	18.85	-	23.81	10,361	1.08	1.29	-	2.59	10.13	-	11.58
2019	607	17.12	-	21.34	10,312	1.14	1.29	-	2.59	21.61	-	23.21
2018	679	14.08	-	17.32	9,396	0.79	1.29	-	2.59	(17.73)	-	(16.64)
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02
2016	867	14.32	-	17.17	12,004	0.71	1.29	-	2.59	3.75	-	5.13

Invesco V.I. Government Money Market Series I
2020	323	9.27	-	11.29	3,522	0.29	1.10	-	1.70	(1.40)	-	(0.80)
2019	360	9.40	-	11.39	3,934	1.87	1.10	-	1.70	0.18	-	0.78
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	351	9.50	-	11.31	3,851	0.09	1.10	-	1.70	(1.59)	-	(1.00)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Money Market Series II
2020	11	$7.85	-	9.32	$94	0.22%	1.30	-	2.20%	(1.97)	-	(1.08)%
2019	12	8.00	-	9.42	107	1.70	1.30	-	2.20	(0.57)	-	0.33
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)
2016	57	8.28	-	9.48	525	0.03	1.30	-	2.20	(2.14)	-	(1.26)

Invesco V.I. Government Securities Series I
2020	328	16.02	-	18.73	5,720	2.57	1.10	-	1.70	4.48	-	5.11
2019	303	15.33	-	17.82	5,182	2.44	1.10	-	1.70	4.29	-	4.91
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84
2016	433	14.84	-	16.94	7,013	1.99	1.10	-	1.70	(0.47)	-	0.12

Invesco V.I. Government Securities Series II
2020	16	12.66	-	14.74	222	2.17	1.30	-	2.10	3.77	-	4.60
2019	17	12.20	-	14.09	220	2.07	1.30	-	2.10	3.55	-	4.38
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41
2016	18	12.04	-	13.58	234	1.66	1.30	-	2.10	(1.09)	-	(0.30)

Invesco V.I. Growth and Income Series II
2020	819	27.82	-	36.02	26,438	1.99	1.29	-	2.69	(0.87)	-	0.54
2019	908	28.06	-	35.83	29,297	1.53	1.29	-	2.69	21.52	-	23.24
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57
2016	1,505	24.75	-	30.28	41,533	0.83	1.29	-	2.69	16.23	-	17.89

Invesco V.I. High Yield Series I
2020	383	12.23	-	13.49	7,963	5.72	0.70	-	1.98	1.29	-	2.60
2019	440	11.92	-	13.32	8,998	5.61	0.70	-	1.98	11.28	-	12.72
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56
2016	659	10.44	-	12.12	12,014	4.07	0.70	-	1.98	9.04	-	10.44

Invesco V.I. High Yield Series II
2020	398	18.39	-	23.23	5,291	5.72	1.29	-	2.59	0.25	-	1.57
2019	432	18.35	-	22.87	5,777	5.54	1.29	-	2.59	10.25	-	11.70
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76
2016	582	17.14	-	20.54	7,163	3.88	1.29	-	2.59	7.97	-	9.40

Invesco V.I. International Growth Series I
2020	506	18.73	-	27.07	14,140	2.40	1.10	-	1.70	12.07	-	12.75
2019	544	16.71	-	24.01	13,563	1.55	1.10	-	1.70	26.41	-	27.17
2018	616	13.22	-	18.88	12,104	1.99	1.10	-	1.70	(16.42)	-	(15.91)
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66
2016	791	13.08	-	18.45	15,292	1.35	1.10	-	1.70	(2.13)	-	(1.54)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. International Growth Series II
2020	88	$12.47	-	14.81	$1,342	2.17%	1.29	-	2.44%	10.98	-	12.27%
2019	107	11.24	-	13.19	1,458	1.28	1.29	-	2.44	25.13	-	26.59
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15
2016	188	9.07	-	10.28	1,969	1.15	1.29	-	2.44	(3.11)	-	(1.97)

Invesco V.I. Managed Volatility Series I
2020	148	27.25	-	30.11	4,206	2.11	1.10	-	1.70	(3.15)	-	(2.57)
2019	166	28.13	-	30.91	4,853	1.37	1.10	-	1.70	16.58	-	17.29
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35
2016	200	25.37	-	27.38	5,269	1.76	1.10	-	1.70	8.76	-	9.41

Invesco V.I. Managed Volatility Series II
2020	2	25.48	-	27.24	54	1.65	1.45	-	1.85	(3.56)	-	(3.17)
2019	3	26.42	-	28.13	72	1.07	1.45	-	1.85	16.13	-	16.59
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91
2016	5	24.12	-	25.86	117	1.43	1.30	-	1.85	8.29	-	8.89

Invesco V.I. Mid Cap Core Equity Series I
2020	247	22.39	-	35.10	7,372	0.71	1.10	-	2.20	6.87	-	8.05
2019	280	20.95	-	32.49	7,759	0.49	1.10	-	2.20	22.55	-	23.91
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66
2016	395	17.54	-	26.31	8,877	0.07	1.10	-	2.20	10.97	-	12.20

Invesco V.I. Mid Cap Core Equity Series II
2020	32	20.54	-	24.96	748	0.50	1.29	-	2.44	6.30	-	7.54
2019	36	19.32	-	23.21	816	0.21	1.29	-	2.44	22.01	-	23.43
2018	43	15.84	-	18.80	793	0.11	1.29	-	2.44	(13.76)	-	(12.74)
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18
2016	67	16.41	-	19.04	1,248	—	1.29	-	2.44	10.41	-	11.71

Invesco V.I. Mid Cap Growth Series I (sub-account merged on April 30, 2020)
2020	—	23.87	-	36.52	—	—	1.10	-	1.70	(6.04)	-	(5.85)
2019	176	25.40	-	38.79	6,021	—	1.10	-	1.70	32.08	-	32.87
2018	208	19.24	-	29.19	5,412	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	232	20.72	-	31.26	6,412	—	1.10	-	1.70	20.43	-	21.16
2016	259	17.21	-	25.81	5,925	—	1.10	-	1.70	(0.94)	-	(0.34)

Invesco V.I. Mid Cap Growth Series II (sub-account merged on April 30, 2020)
2020	—	23.85	-	31.51	—	—	0.83	-	2.54	(6.18)	-	(5.64)
2019	230	25.42	-	33.39	7,034	—	0.83	-	2.54	30.62	-	32.90
2018	257	19.46	-	25.13	5,996	—	0.83	-	2.54	(8.26)	-	(6.66)
2017	283	21.22	-	26.92	7,138	—	0.83	-	2.54	19.06	-	21.13
2016	339	17.82	-	22.22	7,128	—	0.83	-	2.54	(1.98)	-	(0.26)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. S&P 500 Index Series I
2020	1,049	$26.16	-	32.58	$34,602	1.67%	0.70	-	2.05%	15.59	-	17.16%
2019	1,161	22.63	-	27.81	32,893	1.44	0.70	-	2.05	28.24	-	29.99
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41
2016	1,608	15.93	-	18.79	31,798	1.69	0.70	-	2.05	9.20	-	10.68

Invesco V.I. S&P 500 Index Series II
2020	1,684	33.50	-	42.31	48,136	1.44	1.29	-	2.59	14.67	-	16.18
2019	1,863	29.21	-	36.42	46,508	1.19	1.29	-	2.59	27.26	-	28.94
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45
2016	2,659	21.05	-	25.24	47,058	1.41	1.29	-	2.59	8.33	-	9.77

Invesco V.I. Technology Series I
2020	100	45.18	-	49.93	4,779	—	1.10	-	1.70	43.65	-	44.52
2019	111	31.45	-	34.55	3,653	—	1.10	-	1.70	33.59	-	34.39
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66
2016	126	18.11	-	19.54	2,366	—	1.10	-	1.70	(2.42)	-	(1.84)

Invesco V.I. Technology Series II
2020	< 1	42.19	-	46.25	6	—	1.30	-	1.85	43.12	-	43.91
2019	< 1	29.48	-	32.14	7	—	1.30	-	1.85	33.08	-	33.81
2018	< 1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	< 1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00
2016	< 1	17.18	-	18.43	7	—	1.30	-	1.85	(2.82)	-	(2.28)

Invesco V.I. Value Opportunities Series I
2020	241	19.67	-	22.08	4,989	0.40	1.10	-	1.70	3.68	-	4.30
2019	269	18.97	-	21.17	5,377	0.23	1.10	-	1.70	28.41	-	29.19
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16
2016	362	16.11	-	17.65	6,095	0.37	1.10	-	1.70	16.35	-	17.04

Invesco V.I. Value Opportunities Series II
2020	114	18.85	-	23.18	2,397	0.09	1.29	-	2.44	2.78	-	3.97
2019	128	18.34	-	22.29	2,604	—	1.29	-	2.44	26.97	-	28.45
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72
2016	225	16.05	-	18.84	3,817	0.07	1.29	-	2.44	15.05	-	16.40

Janus Henderson VIT Forty Institutional Shares
2020	< 1	63.49	-	63.49	< 1	0.27	1.50	-	1.50	37.31	-	37.31
2019	< 1	46.24	-	46.24	< 1	0.16	1.50	-	1.50	35.11	-	35.11
2018	< 1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	< 1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37
2016	< 1	26.54	-	26.54	11	—	1.50	-	1.50	0.67	-	0.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lazard Retirement Series Emerging Market Equity Service Shares
2020	< 1	$51.42	-	51.42	< 1	2.41%	1.50	-	1.50%	(2.75)	-	(2.75)%
2019	< 1	52.87	-	52.87	< 1	0.89	1.50	-	1.50	16.37	-	16.37
2018	< 1	45.44	-	45.44	< 1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	< 1	56.64	-	56.64	< 1	1.83	1.50	-	1.50	25.92	-	25.92
2016	< 1	44.98	-	44.98	< 1	0.54	1.50	-	1.50	18.97	-	18.97

Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2020	< 1	27.78	-	27.78	< 1	1.82	1.50	-	1.50	3.67	-	3.67
2019	< 1	26.79	-	26.79	< 1	1.78	1.50	-	1.50	26.95	-	26.95
2018	< 1	21.11	-	21.11	< 1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	< 1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12
2016	< 1	20.79	-	20.79	< 1	0.79	1.50	-	1.50	11.31	-	11.31

Lord Abbet Bond Debenture
2020	470	18.87	-	23.01	10,225	3.72	1.29	-	2.49	4.65	-	5.92
2019	521	18.04	-	21.72	10,735	3.91	1.29	-	2.49	10.55	-	11.89
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81
2016	721	16.36	-	19.01	13,198	4.22	1.29	-	2.49	9.35	-	10.69

Lord Abbet Fundamental Equity
2020	84	22.92	-	27.26	2,144	1.21	1.29	-	2.34	(0.59)	-	0.46
2019	96	23.06	-	27.13	2,464	1.17	1.29	-	2.34	18.69	-	19.95
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13
2016	167	19.45	-	22.45	3,597	1.09	1.29	-	2.44	12.93	-	14.26

Lord Abbet Growth and Income
2020	279	18.70	-	22.61	5,963	1.66	1.29	-	2.44	0.21	-	1.37
2019	320	18.66	-	22.30	6,775	1.60	1.29	-	2.44	19.52	-	20.92
2018	373	15.61	-	18.44	6,557	1.28	1.29	-	2.44	(10.38)	-	(9.33)
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92
2016	582	15.74	-	18.17	10,146	1.40	1.29	-	2.44	14.26	-	15.61

Lord Abbet Growth Opportunities
2020	106	39.91	-	48.26	4,839	—	1.29	-	2.44	36.00	-	37.58
2019	125	29.35	-	35.07	4,201	—	1.29	-	2.44	33.06	-	34.61
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33
2016	258	19.41	-	22.40	5,567	—	1.29	-	2.44	(1.23)	-	(0.07)

Lord Abbet Mid Cap Stock
2020	363	17.83	-	21.74	7,410	1.08	1.29	-	2.49	(0.04)	-	1.18
2019	402	17.83	-	21.48	8,148	0.88	1.29	-	2.49	19.61	-	21.06
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46
2016	617	17.27	-	20.06	11,828	0.48	1.29	-	2.49	13.50	-	14.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Growth Initial Class
2020	25	$25.23	-	57.27	$1,046	—%	1.15	-	1.65%	29.70	-	30.35%
2019	28	19.45	-	43.94	925	—	1.15	-	1.65	35.89	-	36.57
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91
2016	36	10.97	-	24.40	667	0.04	1.15	-	1.65	0.77	-	1.27

MFS VIT Growth Service Class
2020	2	35.58	-	39.31	67	—	1.35	-	1.85	29.11	-	29.76
2019	2	27.56	-	30.29	61	—	1.35	-	1.85	35.24	-	35.92
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32
2016	4	15.75	-	17.06	72	—	1.35	-	1.85	0.29	-	0.80

MFS VIT High Yield Initial Class
2020	7	22.93	-	23.93	164	5.48	1.25	-	1.45	3.57	-	3.78
2019	8	22.14	-	23.06	188	5.57	1.25	-	1.45	13.16	-	13.38
2018	9	19.56	-	20.34	188	5.26	1.25	-	1.45	(4.48)	-	(4.29)
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37
2016	12	19.48	-	20.17	235	6.83	1.25	-	1.45	12.19	-	12.41

MFS VIT Investors Trust Initial Class
2020	28	25.65	-	33.14	781	0.69	1.15	-	1.65	12.01	-	12.57
2019	35	22.90	-	29.44	877	0.67	1.15	-	1.65	29.43	-	30.08
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94
2016	42	15.69	-	19.87	726	0.83	1.15	-	1.65	6.82	-	7.35

MFS VIT Investors Trust Service Class
2020	5	25.98	-	28.70	152	0.43	1.35	-	1.85	11.51	-	12.07
2019	6	23.30	-	25.61	137	0.48	1.35	-	1.85	28.83	-	29.48
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37
2016	7	16.18	-	17.52	116	0.55	1.35	-	1.85	6.32	-	6.86

MFS VIT New Discovery Initial Class
2020	21	41.26	-	90.31	1,381	—	1.15	-	1.65	43.50	-	44.22
2019	25	28.75	-	62.62	1,168	—	1.15	-	1.65	39.38	-	40.08
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21
2016	38	17.09	-	36.66	1,041	—	1.15	-	1.65	7.27	-	7.81

MFS VIT New Discovery Service Class
2020	2	40.58	-	44.83	107	—	1.35	-	1.85	42.90	-	43.62
2019	3	28.40	-	31.22	80	—	1.35	-	1.85	38.67	-	39.37
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63
2016	4	17.12	-	18.54	74	—	1.35	-	1.85	6.79	-	7.33

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Research Initial Class
2020	17	$23.62	-	32.91	$477	0.73%	1.15	-	1.65%	14.69	-	15.26%
2019	19	20.60	-	28.55	456	0.75	1.15	-	1.65	30.77	-	31.43
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96
2016	26	13.80	-	18.84	430	0.84	1.15	-	1.65	6.96	-	7.50

MFS VIT Research Service Class
2020	1	27.35	-	30.21	41	0.51	1.35	-	1.85	14.17	-	14.75
2019	2	23.95	-	26.33	41	0.56	1.35	-	1.85	30.16	-	30.81
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41
2016	2	16.27	-	17.62	33	0.51	1.35	-	1.85	6.49	-	7.03

MFS VIT Total Return Bond Initial Class
2020	28	22.72	-	23.72	664	2.81	1.25	-	1.45	6.91	-	7.12
2019	34	21.25	-	22.14	741	3.42	1.25	-	1.45	8.62	-	8.84
2018	43	19.57	-	20.34	864	3.46	1.25	-	1.45	(2.52)	-	(2.32)
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16
2016	42	18.83	-	20.19	852	3.40	1.25	-	1.65	2.53	-	2.94

MFS VIT Utilities Initial Class
2020	5	41.01	-	43.11	201	2.50	1.35	-	1.59	4.23	-	4.48
2019	5	39.34	-	41.26	194	3.76	1.35	-	1.59	23.10	-	23.39
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30
2016	8	28.43	-	29.60	229	4.01	1.35	-	1.59	9.72	-	9.98

MFS VIT Utilities Service Class
2020	8	30.76	-	33.98	280	2.09	1.35	-	1.85	3.68	-	4.20
2019	11	29.67	-	32.62	426	3.64	1.35	-	1.85	22.50	-	23.12
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95
2016	24	21.78	-	23.58	684	3.50	1.35	-	1.85	9.18	-	9.74

Morgan Stanley VIF Core Plus Fixed Income Class I
2020	10	17.04	-	18.82	178	2.86	1.35	-	1.85	5.81	-	6.35
2019	10	16.10	-	17.70	169	4.07	1.35	-	1.85	8.84	-	9.38
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03
2016	16	14.55	-	18.22	243	1.96	1.15	-	1.85	4.15	-	4.90

Morgan Stanley VIF Discovery Class I
2020	293	99.48	-	129.03	31,500	—	0.70	-	2.30	146.58	-	150.54
2019	327	40.34	-	51.50	14,160	—	0.70	-	2.30	36.92	-	39.13
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80
2016	437	20.09	-	24.45	9,256	—	0.70	-	2.30	(10.85)	-	(9.42)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Discovery Class II
2020	200	$114.79	-	144.99	$20,476	—%	1.29	-	2.59%	145.58	-	148.80%
2019	285	29.27	-	58.27	11,239	—	1.29	-	2.59	36.37	-	38.16
2018	354	21.18	-	34.28	10,159	—	1.29	-	2.59	7.67	-	9.10
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82
2016	592	14.19	-	23.58	11,119	—	1.29	-	2.59	(11.20)	-	(10.02)

Morgan Stanley VIF Emerging Markets Debt Class II
2020	151	20.14	-	31.38	4,257	4.52	1.29	-	2.59	2.82	-	4.17
2019	184	19.59	-	30.12	5,024	5.22	1.29	-	2.59	11.23	-	12.70
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18
2016	290	18.22	-	26.93	7,139	5.55	1.29	-	2.59	7.72	-	9.16

Morgan Stanley VIF Emerging Markets Equity Class I
2020	461	25.70	-	30.69	11,817	1.39	0.70	-	2.20	11.95	-	13.64
2019	520	22.62	-	29.30	11,773	1.07	0.70	-	2.20	16.98	-	18.75
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13
2016	757	17.33	-	21.97	13,435	0.49	0.70	-	2.20	4.42	-	6.00

Morgan Stanley VIF Emerging Markets Equity Class II
2020	73	36.19	-	44.49	3,023	1.36	1.29	-	2.44	11.59	-	12.89
2019	83	32.43	-	39.41	3,063	1.01	1.29	-	2.44	16.62	-	17.97
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33
2016	147	25.68	-	30.78	4,298	0.44	1.29	-	2.59	3.87	-	5.25

Morgan Stanley VIF Global Franchise Class II
2020	471	43.98	-	55.55	22,231	0.84	1.29	-	2.59	10.30	-	11.75
2019	545	39.87	-	49.71	23,115	0.92	1.29	-	2.59	26.20	-	27.86
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14
2016	900	26.37	-	26.95	25,249	1.47	1.29	-	2.59	2.70	-	4.06

Morgan Stanley VIF Global Infrastructure Class I
2020	454	19.53	-	24.54	24,397	1.69	0.70	-	1.85	(2.96)	-	(1.84)
2019	544	20.13	-	25.00	29,574	2.75	0.70	-	1.85	25.95	-	27.41
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18
2016	907	15.93	-	19.12	38,251	2.32	0.70	-	1.85	13.16	-	14.47

Morgan Stanley VIF Global Infrastructure Class II
2020	398	29.39	-	37.12	8,048	1.42	1.29	-	2.59	(3.97)	-	(2.71)
2019	449	30.60	-	38.15	9,427	2.50	1.29	-	2.59	24.58	-	26.22
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10
2016	647	24.97	-	29.92	10,875	2.10	1.29	-	2.59	12.00	-	13.49

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Global Strategist Class I
2020	2,203	$16.70	-	18.33	$43,288	1.47%	0.70	-	2.20%	8.50	-	10.14%
2019	2,582	15.39	-	16.64	45,506	1.86	0.70	-	2.20	15.21	-	16.95
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30
2016	4,168	12.86	-	13.30	57,488	—	0.70	-	2.20	3.29	-	4.84

Morgan Stanley VIF Global Strategist Class II
2020	816	17.90	-	22.61	14,442	1.37	1.29	-	2.59	8.00	-	9.42
2019	912	16.58	-	20.66	14,794	1.76	1.29	-	2.59	14.71	-	16.23
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48
2016	1,460	14.06	-	16.86	19,630	—	1.29	-	2.59	2.77	-	4.14

Morgan Stanley VIF Growth Class I
2020	7,135	83.27	-	89.41	476,389	—	0.70	-	2.69	111.52	-	115.80
2019	8,000	38.59	-	42.27	250,519	—	0.70	-	2.69	28.29	-	30.89
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15
2016	1,124	19.42	-	22.60	22,120	—	0.70	-	2.69	(4.27)	-	(2.32)

Morgan Stanley VIF Growth Class II
2020	3,559	99.35	-	125.49	108,619	—	1.29	-	2.59	111.20	-	113.98
2019	4,197	47.04	-	58.65	61,215	—	1.29	-	2.59	28.09	-	29.77
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99
2016	167	25.25	-	26.21	4,617	—	1.29	-	2.59	(4.46)	-	(3.18)

Morgan Stanley VIF U.S. Real Estate Class I
2020	248	26.28	-	52.62	9,163	2.80	0.70	-	2.20	(18.66)	-	(17.43)
2019	264	32.31	-	63.73	11,965	1.87	0.70	-	2.20	16.35	-	18.11
2018	290	30.65	-	53.96	11,245	2.72	0.70	-	2.20	(9.74)	-	(8.36)
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39
2016	387	30.05	-	57.51	16,359	1.32	0.70	-	2.30	4.39	-	6.07

Morgan Stanley VIF U.S. Real Estate Class II
2020	437	24.64	-	35.54	13,913	2.52	1.29	-	2.59	(19.23)	-	(18.17)
2019	513	30.51	-	43.44	20,140	1.61	1.29	-	2.59	15.62	-	17.15
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55
2016	753	29.36	-	40.19	27,602	1.06	1.29	-	2.59	3.80	-	5.18

Morgan Stanley VIS Income Plus Class X Shares
2020	740	22.24	-	32.18	32,919	3.32	0.70	-	2.05	8.38	-	9.86
2019	849	20.52	-	29.29	34,206	3.56	0.70	-	2.05	13.61	-	15.15
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91
2016	1,398	18.39	-	25.20	48,941	3.95	0.70	-	2.05	4.92	-	6.34

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIS Income Plus Class Y Shares
2020	1,824	$16.75	-	21.16	$38,952	3.04%	1.29	-	2.59%	7.43	-	8.85%
2019	2,031	15.59	-	19.44	40,083	3.29	1.29	-	2.59	12.80	-	14.28
2018	2,190	13.82	-	17.01	37,937	3.18	1.29	-	2.59	(6.78)	-	(5.55)
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09
2016	2,921	14.30	-	17.14	51,600	3.59	1.29	-	2.59	3.93	-	5.31

Neuberger Berman AMT Mid Cap Growth Class I
2020	< 1	55.09	-	55.09	2	—	1.59	-	1.59	37.77	-	37.77
2019	< 1	39.99	-	39.99	1	—	1.59	-	1.59	30.65	-	30.65
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2016	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Neuberger Berman AMT Sustainable Equity Class I (sub-account launched on April 30, 2019)
2020	3	12.74	-	12.74	33	0.62	1.59	-	1.59	17.68	-	17.68
2019	3	10.83	-	10.83	29	0.42	1.59	-	1.59	8.24	-	8.24

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2020	77	4.62	-	5.49	400	6.22	1.29	-	2.44	(1.23)	-	(0.08)
2019	84	4.68	-	5.49	437	4.33	1.29	-	2.44	8.65	-	9.92
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74
2016	168	5.17	-	5.86	944	0.97	1.29	-	2.44	12.08	-	13.39

PIMCO VIT Emerging Markets Bond Advisor Class
2020	22	16.55	-	19.64	407	4.50	1.29	-	2.44	4.01	-	5.23
2019	28	15.91	-	18.67	500	4.32	1.29	-	2.44	11.87	-	13.18
2018	31	14.22	-	16.49	487	4.02	1.29	-	2.44	(7.15)	-	(6.06)
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35
2016	41	14.30	-	16.20	639	5.06	1.29	-	2.44	10.44	-	11.74

PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2020	< 1	20.14	-	20.14	< 1	5.86	1.50	-	1.50	3.98	-	3.98
2019	< 1	19.37	-	19.37	< 1	1.76	1.50	-	1.50	5.40	-	5.40
2018	< 1	18.38	-	18.38	< 1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23
2016	< 1	18.05	-	18.05	1	1.12	1.50	-	1.50	4.88	-	4.88

PIMCO VIT Real Return Advisor Class
2020	195	13.22	-	15.69	2,895	1.31	1.29	-	2.44	8.90	-	10.16
2019	227	12.14	-	14.25	3,066	1.57	1.29	-	2.44	5.70	-	6.93
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22
2016	138	12.19	-	13.52	1,796	2.17	1.29	-	2.24	2.74	-	3.74

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Total Return Advisor Class
2020	451	$14.47	-	17.57	$7,506	2.02%	1.29	-	2.59%	5.75	-	7.14%
2019	463	13.68	-	16.40	7,207	2.91	1.29	-	2.59	5.46	-	6.85
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46
2016	689	13.13	-	15.12	10,037	2.02	1.29	-	2.59	(0.07)	-	1.26

PIMCO VIT Total Return Institutional Class
2020	< 1	19.79	-	19.79	< 1	2.07	1.50	-	1.50	7.02	-	7.02
2019	< 1	18.50	-	18.50	< 1	2.98	1.50	-	1.50	6.73	-	6.73
2018	< 1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35
2016	< 1	17.12	-	17.12	2	2.05	1.50	-	1.50	1.14	-	1.14

Putnam VT Diversified Income Class IB
2020	614	17.94	-	23.99	12,617	7.70	0.80	-	2.15	(3.03)	-	(1.70)
2019	679	18.50	-	24.41	14,288	3.34	0.80	-	2.15	8.84	-	10.34
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27
2016	944	16.74	-	21.19	17,555	7.14	0.80	-	2.15	3.16	-	4.58

Putnam VT Emerging Markets Equity Fund Class IB
2020	472	11.39	-	19.97	9,077	0.04	0.80	-	2.15	25.19	-	26.91
2019	556	9.10	-	15.74	8,300	—	0.80	-	2.15	22.25	-	23.93
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96
2016	784	7.08	-	11.75	8,837	0.93	0.80	-	2.15	(8.72)	-	(7.46)

Putnam VT Equity Income Class IB
2020	3,935	13.90	-	29.53	139,398	1.75	0.70	-	2.69	2.98	-	5.06
2019	4,493	13.23	-	28.68	152,365	2.06	0.70	-	2.69	26.92	-	29.49
2018	5,173	10.22	-	22.59	137,308	0.71	0.70	-	2.69	(10.95)	-	(9.13)
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60
2016	2,238	14.42	-	31.11	59,352	1.85	0.80	-	2.59	10.71	-	12.74

Putnam VT George Putnam Balanced Class IB
2020	1,842	20.35	-	26.25	42,379	1.16	0.80	-	2.69	12.32	-	14.48
2019	1,965	18.12	-	22.93	39,844	1.44	0.80	-	2.69	20.69	-	23.01
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17
2016	2,836	14.22	-	16.99	43,742	1.73	0.80	-	2.69	5.11	-	7.15

Putnam VT Global Asset Allocation Class IB
2020	662	25.46	-	26.18	16,226	1.75	0.80	-	2.44	9.59	-	11.41
2019	653	23.23	-	23.50	14,696	1.46	0.80	-	2.44	14.29	-	16.19
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42
2016	1,033	19.22	-	19.96	19,441	1.91	0.80	-	2.44	4.12	-	5.86

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Global Equity Class IB
2020	1,111	$11.85	-	17.49	$17,870	0.17%	0.80	-	2.19%	7.67	-	9.19%
2019	1,298	11.00	-	16.02	19,217	—	0.80	-	2.29	9.72	-	25.58
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35
2016	1,126	7.32	-	11.53	12,373	1.05	0.80	-	2.15	(1.09)	-	0.27

Putnam VT Global Health Care Class IB
2020	536	35.49	-	45.42	20,716	0.50	0.80	-	2.44	13.46	-	15.35
2019	605	31.01	-	39.37	20,470	—	0.80	-	2.49	27.07	-	29.25
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38
2016	923	22.39	-	27.01	21,889	—	0.80	-	2.49	(13.55)	-	(12.06)

Putnam VT Government Money Market Class IB
2020	3,086	7.57	-	11.39	28,266	0.20	0.80	-	2.54	(2.34)	-	(0.61)
2019	3,448	7.75	-	11.46	32,074	1.54	0.80	-	2.54	(1.01)	-	0.74
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)
2016	4,095	8.13	-	11.40	38,866	0.01	0.80	-	2.54	(2.52)	-	(0.79)

Putnam VT Growth Opportunities Class IB
2020	5,785	22.35	-	22.90	120,639	0.04	0.80	-	2.69	35.01	-	37.60
2019	6,676	16.24	-	16.97	101,902	0.13	0.80	-	2.69	33.09	-	35.65
2018	7,652	11.97	-	12.75	86,741	—	0.80	-	2.69	(0.37)	-	1.56
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86
2016	10,017	9.08	-	10.04	87,441	0.09	0.80	-	2.69	0.42	-	0.64

Putnam VT High Yield Class IB
2020	604	24.49	-	29.91	16,298	5.73	0.80	-	2.54	2.55	-	4.36
2019	698	23.88	-	28.66	18,147	5.99	0.80	-	2.54	11.51	-	13.48
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13
2016	1,074	21.97	-	25.01	24,946	6.59	0.80	-	2.54	12.62	-	14.63

Putnam VT Income Class IB
2020	2,063	15.30	-	25.03	41,024	4.80	0.80	-	2.54	3.06	-	4.88
2019	2,199	14.85	-	23.87	41,983	3.22	0.80	-	2.54	9.07	-	11.00
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75
2016	3,102	13.54	-	20.65	52,371	4.51	0.80	-	2.54	(0.58)	-	1.19

Putnam VT International Equity Class IB
2020	2,701	16.21	-	18.95	46,457	1.65	0.70	-	2.59	9.21	-	11.31
2019	3,005	14.56	-	17.35	46,999	1.41	0.70	-	2.59	21.93	-	24.28
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70
2016	4,241	11.61	-	14.65	54,621	3.33	0.70	-	2.59	(4.97)	-	(3.13)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT International Value Class IB
2020	450	$12.33	-	17.25	$7,008	2.50%	0.80	-	2.15%	1.71	-	3.11%
2019	504	12.12	-	16.73	7,684	2.77	0.80	-	2.15	17.64	-	19.26
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70
2016	781	10.47	-	13.88	10,002	2.33	0.80	-	2.15	(1.06)	-	0.30

Putnam VT Mortgage Securities Class IB
2020	475	15.78	-	21.05	8,125	9.66	0.80	-	2.10	(3.63)	-	(2.35)
2019	539	16.37	-	21.55	9,521	2.22	0.80	-	2.10	10.83	-	12.29
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15
2016	819	14.94	-	19.31	13,240	1.92	0.80	-	2.15	(1.94)	-	(0.60)

Putnam VT Multi-Cap Core Class IB
2020	1,902	23.96	-	32.77	44,771	0.96	0.80	-	2.44	14.48	-	16.39
2019	2,184	20.59	-	28.63	44,279	1.13	0.80	-	2.44	28.44	-	30.58
2018	2,485	15.77	-	22.29	38,964	1.12	0.80	-	2.44	(9.89)	-	(8.38)
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88
2016	3,121	14.12	-	20.63	44,326	1.29	0.80	-	2.44	9.33	-	11.16

Putnam VT Research Class IB
2020	700	31.53	-	38.25	20,551	0.60	0.80	-	2.29	17.19	-	18.96
2019	800	26.50	-	32.64	19,827	1.17	0.80	-	2.29	30.20	-	32.17
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36
2016	1,267	17.34	-	22.33	21,006	1.52	0.80	-	2.29	7.57	-	9.20

Putnam VT Small Cap Growth Class IB
2020	79	45.95	-	58.53	4,125	—	0.80	-	2.15	45.19	-	47.18
2019	97	31.65	-	39.77	3,488	—	0.80	-	2.15	34.50	-	36.35
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07
2016	117	27.18	-	31.87	3,434	0.71	0.80	-	1.95	13.27	-	14.60

Putnam VT Small Cap Value Class IB
2020	682	22.66	-	29.63	22,982	1.09	0.70	-	2.30	1.60	-	3.24
2019	770	22.30	-	28.70	25,193	0.68	0.70	-	2.30	21.42	-	23.37
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12
2016	1,109	22.27	-	27.31	35,692	1.10	0.70	-	2.30	24.60	-	26.61

Putnam VT Sustainable Future Class IB
2020	120	53.02	-	65.72	7,130	0.11	0.80	-	2.00	49.58	-	51.40
2019	140	35.44	-	43.41	5,517	0.60	0.80	-	2.00	27.42	-	28.97
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83
2016	209	27.52	-	32.50	6,248	0.67	0.80	-	2.00	10.74	-	12.09

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Sustainable Leaders Class IB
2020	2,861	$29.98	-	46.71	$81,760	0.42%	0.80	-	2.69%	25.31	-	27.71%
2019	3,272	23.47	-	37.28	73,388	0.46	0.80	-	2.69	32.72	-	35.27
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19
2016	4,863	13.86	-	23.30	65,714	0.68	0.80	-	2.69	4.90	-	6.93

Templeton Developing Markets VIP Class 2
2020	145	32.86	-	39.34	6,631	4.20	1.15	-	2.49	14.29	-	15.84
2019	162	28.37	-	34.43	6,419	1.00	1.15	-	2.49	23.56	-	25.25
2018	190	22.65	-	27.86	6,039	0.86	1.15	-	2.49	(17.89)	-	(16.76)
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81
2016	259	19.60	-	24.78	7,229	0.86	1.15	-	2.49	14.53	-	16.10

Templeton Foreign VIP Class 2
2020	1,520	16.09	-	17.46	27,879	3.40	1.15	-	2.69	(3.80)	-	(2.29)
2019	1,663	16.47	-	18.14	31,191	1.72	1.15	-	2.69	9.52	-	11.24
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36
2016	2,477	15.35	-	17.73	44,078	1.88	1.15	-	2.69	4.30	-	5.95

Templeton Global Bond VIP Class 2
2020	29	20.45	-	32.18	761	8.38	1.15	-	2.24	(7.39)	-	(6.36)
2019	30	22.09	-	34.37	853	7.12	1.15	-	2.24	(0.26)	-	0.85
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76
2016	36	22.30	-	33.56	1,011	—	1.15	-	2.24	0.64	-	1.76

Templeton Growth VIP Class 2
2020	15	16.88	-	26.49	376	2.92	1.15	-	1.85	3.85	-	4.59
2019	19	16.25	-	25.33	450	2.80	1.15	-	1.85	13.03	-	13.84
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)
2017	27	17.21	-	26.43	678	1.67	1.15	-	1.85	16.32	-	17.15
2016	30	14.79	-	22.56	637	1.83	1.15	-	1.85	7.60	-	8.37

AST Global Bond (sub-account launched on November 13, 2020)
2020	2	10.07	-	10.07	19	—	1.15	-	1.65	0.68	-	0.75

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
Opinion on the Financial Statements
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2020 and 2019, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2020, and the related notes (collectively referred to as the "financial statements").
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I-Summary of Investments Other Than Investments in Related Parties, Schedule IV-Reinsurance, and Schedule V-Valuation Allowances and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matter communicated below is a matter arising from the current-period audit of the financial statements that was communicated or required to be communicated to the audit committee and that (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.
Reserve for Life-Contingent Contract Benefits and Premium Deficiency Reserve for Life-Contingent Immediate Annuities – Refer to Notes 2 and 8 to the Financial Statements
Critical Audit Matter Description
As of December 31, 2020, the reserve for life-contingent contract benefits for Life-Contingent Immediate Annuities was $8.9 billion. Due to the long-term nature of life-contingent immediate annuities, benefits are payable over many years. The Company establishes reserves as the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Long-term actuarial assumptions, such as future investment yields and mortality, are used when establishing the reserve. These assumptions are established at the time the contract is issued and are generally not changed during the life of the contract. The Company periodically performs a gross premium valuation (“GPV”) analysis to review the adequacy of reserves using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized deferred acquisition costs (“DAC”) balance would be expensed to the extent not recoverable, and the establishment of a premium deficiency reserve may be required for any remaining deficiency. During the year ended December 31, 2020, annuitants living longer than originally anticipated and lower long-term investment yield assumptions resulted in a premium deficiency. The deficiency was recognized as an increase in the reserve for life-contingent contract benefits and life contract benefits of $226 million. The original assumptions used to establish reserves were updated to reflect current assumptions and the primary changes included mortality expectations and long-term investment yields.
The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years through a profits followed by losses (“PFBL”) analysis. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. The Company’s analyses did not indicate periods of profits followed by periods of losses; therefore, the Company has not established a PFBL reserve as of December 31, 2020.
Given the subjectivity involved in selecting the current assumptions for projected investment yields and mortality, the sensitivity of the estimate to these assumptions, and the establishment of a premium deficiency reserve, the related audit effort to evaluate the reserve for life-contingent contract benefits, the GPV, the resulting premium deficiency reserve, and the PFBL analysis for life-contingent immediate annuities required a high degree of auditor judgment and an increased extent of effort, including involvement of our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our principal audit procedures related to the reserve for life-contingent contract benefits and the premium deficiency reserve, including the GPV and PFBL analysis for life-contingent immediate annuities, included the following:
•We tested the effectiveness of controls over management’s reserve for life-contingent contract benefits, premium deficiency reserve, GPV, and PFBL analysis, including those over the Company’s selection of assumptions.
•With the assistance of our actuarial specialists, we evaluated the reasonableness of assumptions and their incorporation into the projection model used by the Company to perform its analysis by:
–Testing the underlying data that served as the basis for the assumptions setting and the underlying data used in the projection model to ensure the inputs were complete and accurate
–Comparing mortality assumptions selected to actual historical experience
–Comparing projected investment yields selected to historical portfolio returns, evaluating for consistency with current investment portfolio yields and the Company’s long-term reinvestment strategy, and comparing to independently obtained market data
•With the assistance of our actuarial specialists, we independently calculated the GPV reserves from the Company’s projection model for a sample of contracts and compared our estimates to management’s estimates.
•With the assistance of our actuarial specialists, we evaluated the reasonableness of the total gross premium valuation reserve at the date the premium deficiency was determined by the Company and at year-end based on known changes to long-term investment yield assumptions and current market data.
•We agreed the recorded premium deficiency reserve amount to the Company’s GPV analysis.
•With the assistance of our actuarial specialists, we evaluated the aggregate cash flows generated through the Company’s premium deficiency reserve testing for evidence of potential PFBL scenarios that would require the accrual of additional reserves to cover such future losses.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 26, 2021 (March 30, 2021, as to the subsequent events described in Note 1)

We have served as the Company’s auditor since 2001.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2020	2019	2018
Revenues
Premiums (net of reinsurance ceded of $94, $139 and $138)	$618	$677	$704
Contract charges (net of reinsurance ceded of $177, $180 and $188)	675	682	695
Other revenue	34	42	38
Net investment income	1,242	1,411	1,585
Realized capital gains and losses	266	341	(175)
Total revenues	2,835	3,153	2,847

Costs and expenses
Contract benefits (net of reinsurance ceded of $176, $187 and $249)	1,729	1,481	1,446
Interest credited to contractholder funds (net of reinsurance ceded of $44, $40 and $44)	579	585	601
Amortization of deferred policy acquisition costs	147	180	146
Operating costs and expenses	229	249	271
Restructuring and related charges	5	1	2
Interest expense	7	5	5
Total costs and expenses	2,696	2,501	2,471

Gain on disposition of operations	4	6	6

Income from operations before income tax expense	143	658	382

Income tax expense	7	128	17

Net income	136	530	365

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	282	679	(354)
Change in unrealized foreign currency translation adjustments	10	(17)	—
Other comprehensive income (loss), after-tax	292	662	(354)

Comprehensive income	$428	$1,192	$11

See notes to consolidated financial statements.
1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2020	2019
Assets
Investments
Fixed income securities, at fair value (amortized cost, net $21,522 and $20,217)	$23,907	$21,725
Mortgage loans, net	3,359	3,988
Equity securities, at fair value (cost $1,107 and $1,123)	1,536	1,469
Limited partnership interests	3,065	3,250
Short-term, at fair value (amortized cost $974 and $1,191)	974	1,191
Policy loans	582	557
Other, net	1,375	1,427
Total investments	34,798	33,607
Cash	36	43
Deferred policy acquisition costs	973	947
Reinsurance recoverable from non-affiliates	1,989	2,082
Reinsurance recoverable from affiliates	—	408
Accrued investment income	231	239
Other assets, net	714	794
Separate Accounts	3,294	3,009
Total assets	$42,035	$41,129
Liabilities
Contractholder funds	$16,481	$16,711
Reserve for life-contingent contract benefits	11,800	11,272
Unearned premiums	3	4
Payable to affiliates, net	33	35
Other liabilities and accrued expenses	1,007	1,181
Deferred income taxes	956	894
Notes due to related parties	214	214
Separate Accounts	3,294	3,009
Total liabilities	33,788	33,320
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,083	2,024
Retained income	4,952	4,865
Accumulated other comprehensive income:
Unrealized net capital gains and losses on fixed income securities with credit losses	—	41
Other unrealized net capital gains and losses	1,882	1,149
Unrealized adjustment to DAC, DSI and insurance reserves	(678)	(268)
Total unrealized net capital gains and losses	1,204	922
Unrealized foreign currency translation adjustments	3	(7)
Total accumulated other comprehensive income (“AOCI”)	1,207	915
Total shareholder’s equity	8,247	7,809
Total liabilities and shareholder’s equity	$42,035	$41,129

See notes to consolidated financial statements.
2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2020	2019	2018

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	2,024	2,024	2,024
Gain on reinsurance with an affiliate	59	—	—
Balance, end of year	2,083	2,024	2,024

Retained income
Balance, beginning of year	4,865	4,410	3,981
Net income	136	530	365
Dividends	—	(75)	(250)
Cumulative effect of change in accounting principle	(49)	—	314
Balance, end of year	4,952	4,865	4,410

Accumulated other comprehensive income
Balance, beginning of year	915	253	845
Change in unrealized net capital gains and losses	282	679	(354)
Change in unrealized foreign currency translation adjustments	10	(17)	—
Cumulative effect of change in accounting principle	—	—	(238)
Balance, end of year	1,207	915	253

Total shareholder’s equity	$8,247	$7,809	$6,692

See notes to consolidated financial statements.
3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2020	2019	2018
Cash flows from operating activities
Net income	$136	$530	$365
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(51)	(60)	(58)
Realized capital gains and losses	(266)	(341)	175
Gain on disposition of operations	(4)	(6)	(6)
Interest credited to contractholder funds	579	585	601
Changes in:
Policy benefits and other insurance reserves	(430)	(610)	(612)
Deferred policy acquisition costs	96	125	67
Reinsurance recoverables, net	90	66	51
Income taxes	(86)	8	(64)
Other operating assets and liabilities	245	69	136
Net cash provided by operating activities	309	366	655
Cash flows from investing activities
Proceeds from sales
Fixed income securities	3,370	3,800	4,858
Equity securities	1,591	984	1,257
Limited partnership interests	336	354	367
Mortgage loans	212	—	—
Other investments	58	61	39
Investment collections
Fixed income securities	1,333	1,355	1,448
Mortgage loans	550	537	434
Other investments	50	76	168
Investment purchases
Fixed income securities	(5,335)	(4,406)	(5,444)
Equity securities	(1,431)	(844)	(1,086)
Limited partnership interests	(375)	(398)	(551)
Mortgage loans	(112)	(532)	(552)
Other investments	(45)	(103)	(270)
Change in short-term investments, net	25	(343)	(3)
Change in policy loans and other investments, net	54	(63)	(69)
Net cash provided by investing activities	281	478	596
Cash flows from financing activities
Contractholder fund deposits	753	747	771
Contractholder fund withdrawals	(1,373)	(1,599)	(1,893)
Proceeds from issuance of notes to related parties	—	215	—
Repayment of notes to related parties	—	(141)	—
Dividends paid	—	(75)	(250)
Other	23	—	28
Net cash used in financing activities	(597)	(853)	(1,344)
Net decrease in cash	(7)	(9)	(93)
Cash at beginning of year	43	52	145
Cash at end of year	$36	$43	$52

See notes to consolidated financial statements.
4

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation of resources.
Nature of operations
The Company offers traditional, interest-sensitive and variable life insurance in New York and term conversion interest-sensitive life insurance countrywide. The Company previously sold traditional life insurance countrywide through June 2019 and variable life insurance nationwide through September 2017. The Company distributes its products through Allstate exclusive agents and exclusive financial specialists. The Company also offers voluntary accident and health insurance through workplace enrolling independent agents and benefits brokers in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2020	2019	2018
Premiums
Traditional life insurance	$531	$557	$582
Accident and health insurance	87	120	122
Total premiums	618	677	704

Contract charges
Interest-sensitive life insurance	665	669	680
Fixed annuities	10	13	15
Total contract charges	675	682	695
Total premiums and contract charges	$1,293	$1,359	$1,399
The Company, through several subsidiaries, operates in the U.S. (all 50 states and the District of Columbia). For 2020, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of direct statutory premiums and annuity considerations.
Subsequent event
On January 26, 2021, AIC entered into an agreement to sell ALIC to Antelope US Holdings Company, an affiliate of an investment fund associated with The Blackstone Group Inc. On March 29, 2021, AIC and ALIC entered into an agreement to sell Allstate Life Insurance Company of New York (“ALNY”) to Wilton Reassurance Company. The sales transactions are expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.

2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). MBS includes residential and commercial mortgage-backed securities. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available-for-sale (“AFS”) and are carried at fair value. The difference between amortized cost, net of credit loss allowances (“amortized cost, net”) and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract
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benefits, is reflected as a component of AOCI. The Company excludes accrued interest receivable from the amortized cost basis of its AFS fixed income securities. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans and loans reported in other investments (bank loans and agent loans) are carried at amortized cost, net, which represent the amount expected to be collected. The Company excludes accrued interest receivable from the amortized cost basis of its mortgage, bank and agent loans. Credit loss allowances are estimates of expected credit losses, established for loans upon origination or purchase, and are established considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the loans. Loans are evaluated on a pooled basis when they share similar risk characteristics; otherwise, they are evaluated individually.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded and mutual funds have fixed income securities as their underlying investments. Equity securities are carried at fair value. Equity securities without readily determinable or estimable fair values are measured using the measurement alternative, which is cost less impairment, if any, and adjustments resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.
Investments in limited partnership interests are primarily accounted for in accordance with the equity method of accounting (“EMA”) and include interests in private equity funds, real estate funds and other funds. Investments in limited partnership interests purchased prior to January 1, 2018, where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for at fair value primarily utilizing the net asset value (“NAV”) as a practical expedient to determine fair value.
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, real estate, agent loans and derivatives. Bank loans are primarily senior secured corporate loans. Real estate is carried at cost less accumulated depreciation. Agent loans are loans issued to exclusive Allstate agents. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS and MBS is determined considering estimated pay-downs, including prepayments, obtained from third-party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS and MBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is generally recalculated on a prospective basis. Net investment income for AFS fixed income securities includes the impact of accreting the credit loss allowance for the time value of money. Accrual of income is suspended for fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Accrued income receivable is monitored for recoverability and when not expected to be collected is written off through net investment income. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of amortized cost. Income from limited partnership interests carried at fair value is recognized based upon the changes in fair value of the investee’s equity primarily determined using NAV. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings. Income from EMA limited partnership interests is generally recognized on a three month delay due to the availability of the related financial statements from investees.
Realized capital gains and losses include gains and losses on investment sales, changes in the credit loss allowances related to fixed income securities, mortgage loans, bank loans and agent loans, impairments, valuation changes of equity investments, including equity securities and certain limited partnerships where the underlying assets are predominately public equity securities, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis and are net of credit losses already recognized through an allowance.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards, total return swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts and reinsured variable annuity contracts.
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All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the related swaps in net investment income or interest credited to contractholder funds. The amortized cost, net for fixed income securities, the carrying value for mortgage loans or the carrying value of a designated hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in AOCI. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in AOCI for a hedged transaction is the cumulative gain or loss on the derivative instrument from inception of the hedge less gains or losses previously reclassified from AOCI into income. If the Company expects at any time that the loss reported in AOCI would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in AOCI is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset has a credit loss), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof previously recognized in income while the hedge was in place and used to adjust the amortized cost, net of hedged fixed income securities or mortgage loans or carrying value of a hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from AOCI to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from AOCI to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital
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gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions can be reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders, net of any credit loss allowance for uncollectible premiums. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide benefits over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits are recognized in relation to premiums with the establishment of a reserve. The change in reserve over time is recorded in contract benefits and primarily relates to accumulation at the discount rate and annuitant mortality. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Other revenue
Other revenue represents gross dealer concessions received in connection with sales of non-proprietary products by Allstate exclusive agents and exclusive financial specialists. Other revenue is recognized when performance obligations are fulfilled.
Deferred policy acquisition and sales inducement costs
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Costs that are related directly to the successful acquisition of new or renewal life insurance policies and investment contracts are deferred and recorded as DAC. These costs are principally agent and broker remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC using actual experience and current assumptions. Traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required for any remaining deficiency.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement
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contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $3 million as of both December 31, 2020 and 2019. Amortization expense of the present value of future profits was $508 thousand, $357 thousand and $249 thousand in 2020, 2019 and 2018, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance reserves and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance reserves are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company evaluates reinsurer counterparty credit risk and records reinsurance recoverables net of credit loss allowances. The Company assesses counterparty credit risk for individual reinsurers separately when more relevant or on a pooled basis when shared risk characteristics exist. The evaluation considers the credit quality of the reinsurer and the period over which the recoverable balances are expected to be collected. The Company considers factors including past events, current conditions and reasonable and supportable forecasts in the development of the estimate of credit loss allowances.
The Company uses a probability of default and loss given default model developed independently of the Company to estimate current expected credit losses. The model utilizes factors including historical industry factors based on the probability of liquidation, and incorporates current loss given default factors reflective of the industry.
The Company monitors the credit ratings of reinsurer counterparties and evaluates the circumstances surrounding credit rating changes as inputs into its credit loss assessments. Uncollectible reinsurance recoverable balances are written off against the allowances when there is no reasonable expectation of recovery. The changes in the allowance are reported in contract benefits.
Income taxes
Income taxes are accounted for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves, investments (including unrealized capital gains and losses) and DAC. A deferred tax asset valuation allowance is established when it is more likely than not such assets will not be realized. The Company recognizes interest expense related to income tax matters in income tax expense and penalties in operating costs and expenses.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required for any remaining deficiency. Traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later
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years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Measurement of credit losses
The Company carries an allowance for expected credit losses for all financial assets measured at amortized cost on the Consolidated Statements of Financial Position. The Company considers past events, current conditions and reasonable and supportable forecasts in estimating an allowance for credit losses. The Company also carries a credit loss allowance for fixed income securities where applicable and, when amortized cost is reported, it is net of credit loss allowances. For additional information, refer to the Investments or Reinsurance topics of this section.
The Company also estimates a credit loss allowance for commitments to fund mortgage loans, bank loans and agent loans unless they are unconditionally cancellable by the Company. The related allowance is reported in other liabilities and accrued expenses.
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2020	January 1, 2020
Fixed income securities	$1	$—
Mortgage loans	59	36
Other investments
Bank loans	16	16
Agent loans	5	5
Investments	81	57
Reinsurance recoverables	15	14
Other assets	7	7
Assets	103	78
Commitments to fund mortgage loans, bank loans and agent loans	—	1
Liabilities	—	1
Total	$103	$79
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to fund loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 7 and Note 11).
Consolidation of variable interest entities (“VIEs”)
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The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.

Adopted accounting standard
Measurement of Credit Losses on Financial Instruments
Effective January 1, 2020 the Company adopted new Financial Accounting Standards Board (“FASB”) guidance related to the measurement of credit losses on financial instruments that primarily affected mortgage loans, bank loans and reinsurance recoverables.
Upon adoption of the guidance, the Company recorded a total allowance for expected credit losses of $79 million, pre-tax. After consideration of existing valuation allowances maintained prior to adopting the new guidance, the Company increased its valuation allowances for credit losses to conform to the new requirements which resulted in recognizing a cumulative effect decrease in retained income of $49 million, after-tax, at the date of adoption.
The measurement of credit losses for AFS fixed income securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the credit loss adjustment is recognized through a valuation allowance which may change over time but once recorded cannot subsequently be reduced to an amount below zero. Previously these credit loss adjustments were recorded as other-than-temporary impairments and were not reversed once recorded.
Pending accounting standards
Accounting for Long-Duration Insurance Contracts
In August 2018, the FASB issued guidance revising the accounting for certain long-duration insurance contracts. The new guidance introduces material changes to the measurement of the Company’s reserves for traditional life, life-contingent immediate annuities and certain voluntary accident and health insurance products.
Under the new guidance, measurement assumptions, including those for mortality, morbidity and policy terminations, will be required to be reviewed and updated at least annually. The effect of updating measurement assumptions other than the discount rate are required to be measured on a retrospective basis and reported in net income. In addition, reserves under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield that is updated through other comprehensive income at each reporting date. Current GAAP requires the measurement of reserves to utilize assumptions set at policy issuance unless updated current assumptions indicate that recorded reserves are deficient.
The new guidance also requires DAC and other capitalized balances currently amortized in proportion to premiums or gross profits to be amortized on a constant level basis over the expected term for all long-duration insurance contracts. DAC will not be subject to loss recognition testing but will be reduced when actual lapse experience exceeds expected experience. The new guidance will no longer require adjustments to DAC and DSI related to unrealized gains and losses on investment securities supporting the related business.
All market risk benefit product features will be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to changes in the reporting entity’s own credit risk, which are required to be recognized in OCI. Substantially all of the Company’s market risk benefits relate to variable annuities that are reinsured, and therefore these impacts are not expected to be material to the Company.
The new guidance is effective for financial statements issued for reporting periods beginning after December 15, 2022 and restatement of prior periods presented is required. Early adoption is permitted and if elected, restatement of only one prior period is required. The new guidance will be applied to affected contracts and DAC on the basis of existing carrying amounts at the earliest period presented or retrospectively using actual historical experience as of contract inception. The new guidance for market risk benefits is required to be adopted retrospectively.
The Company is evaluating the anticipated impacts of applying the new guidance to both retained income and AOCI.
The requirements of the new guidance represent a material change from existing GAAP, however, the underlying economics of the business and related cash flows are unchanged. The Company anticipates the financial statement impact of adopting the new guidance to be material, largely attributed to the impact of transitioning to a discount rate based on an upper-medium grade fixed income investment yield. The Company expects the most significant impacts will occur in the run-off annuity business. The revised accounting for DAC will be applied prospectively using the new model and any DAC effects existing in AOCI as a result of applying existing GAAP at the date of adoption will be eliminated.
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Simplifications to the Accounting for Income Taxes
In December 2019, the FASB issued amendments to simplify the accounting for income taxes. The amendments eliminate certain exceptions in the existing guidance including those related to intraperiod tax allocation and deferred tax liability recognition when a subsidiary meets the criteria to apply the equity method of accounting. The amendments require recognition of the effect of an enacted change in tax laws or rates in the period that includes the enactment date, provide an option to not allocate taxes to a legal entity that is not subject to tax as well as other minor changes. The amendments are effective for reporting periods beginning after December 15, 2020. The new guidance specifies which amendments should be applied prospectively, retrospectively or on a modified retrospective basis through a cumulative-effect adjustment to retained income as of the beginning of the year of adoption. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
3. Supplemental Cash Flow Information
Non-cash investing activities include $5 million, $67 million and $43 million related to mergers and exchanges completed with equity securities, fixed income securities and limited partnerships, and modifications of certain mortgage loans and other investments in 2020, 2019 and 2018, respectively. Non-cash investing activities also include transfers of invested assets related to a coinsurance reinsurance agreement with Allstate Assurance Company (“AAC”) (see Note 4).
Liabilities for collateral received in conjunction with the Company’s securities lending program were $331 million, $522 million and $517 million as of December 31, 2020, 2019 and 2018, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $3 million, $8 million and $8 million as of December 31, 2020, 2019 and 2018, respectively, and are reported in other liabilities and accrued expenses or other investments.
The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Net change in proceeds managed
Net change in fixed income securities	$—	$28	$94
Net change in short-term investments	196	(33)	(77)
Operating cash flow provided (used)	196	(5)	17
Net change in cash	—	—	—
Net change in proceeds managed	$196	$(5)	$17

Net change in liabilities
Liabilities for collateral, beginning of year	$(530)	$(525)	$(542)
Liabilities for collateral, end of year	(334)	(530)	(525)
Operating cash flow (used) provided	$(196)	$5	$(17)
13

4. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $191 million, $211 million and $235 million in 2020, 2019 and 2018, respectively.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. On December 16, 2019, investors in the notes approved redemption of the original notes and AFCAL issued replacement notes at new terms. Concurrent with redemption, AFC sold agent loans with a fair value of $222 million to AFCAL, and AFCAL used the loans as collateral in the issuance of additional notes. Investors in the notes are as follows:

($ in millions)	December 31, 2020	December 31, 2019
Class A Notes, Due March 10, 2037 (1)
Allstate New Jersey Insurance Company	$101	$83
American Heritage Life Insurance Company	62	59
Allstate Assurance Company	—	33
First Colonial Insurance Company	9	9
Allstate Fire & Casualty Insurance Company	10	7
Allstate Property and Casualty Insurance Company	9	6
Allstate Indemnity Company	4	4
Esurance Insurance Company	7	4
North Light Specialty Insurance Company	4	3
Allstate Vehicle and Property Insurance Company	2	2
Allstate New Jersey Property and Casualty Insurance Company	2	2
Esurance Property and Casualty Insurance Company	4	2
Subtotal - Class A	214	214
Class B Deferrable Notes, Due March 10, 2037
Allstate Life Insurance Company	214	214
Class C Deferrable Notes, Due March 10, 2037
Allstate Life Insurance Company	168	168
Subordinated Notes, Due March 10, 2037
Allstate Life Insurance Company	45	45
Total	$641	$641
_______________
(1)As of December 31, 2020 and 2019, $74 million of these notes have an annual interest rate of 3.16% and $140 million have an annual interest rate of 3.36%.
AFCAL is a VIE established as a bankruptcy-remote entity whose assets are isolated from those of ALIC and are not available to ALIC’s creditors. ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $568 million of agent loans, zero cash and $214 million of notes due to related parties as of December 31, 2020 and $612 million of agent loans, $1 million of cash and $214 million of notes due to related parties as of December 31, 2019 associated with AFCAL.
The Company incurred interest expense related to these notes of $7 million in 2020 and $5 million in both 2019 and 2018.
14

Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective December 1, 2020, ALIC entered into a coinsurance reinsurance agreement with AAC to assume all of AAC’s term and interest-sensitive life insurance policies, and to recapture certain interest-sensitive life insurance policies previously ceded to AAC. In connection with the agreement, the Company recorded invested assets of $534 million, DAC of $245 million, reserve for life-contingent contract benefits of $118 million, contractholder funds of $256 million and reduced reinsurance recoverables by $397 million. The $59 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agents and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $3 million in each year of 2020, 2019 and 2018.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.73 billion and $4.57 billion as of December 31, 2020 and 2019, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Surplus notes
On December 2, 2016, the Company purchased for cash a $40 million, 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest was permitted on the surplus note without the written approval from the proper regulatory authority. The surplus note was classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million in each year of 2020, 2019 and 2018. On December 1, 2020, with regulatory approval, AAC repaid the entire principal of this surplus note.
Liquidity and intercompany loan agreements
The Company is party to an Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) with certain of its affiliates, which include, but are not limited to, AIC, AAC and the Corporation. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC and certain other affiliates serve only as borrowers, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2020 or 2019.
15

In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2020 or 2019.
Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2020 or 2019.
Capital support agreement
The Company has a capital support agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. During 2020 and 2019, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of the Company, entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that is held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The impacts of the agreement are eliminated in consolidation and have no impact on the Consolidated Statements of Financial Position.
Dividends
The Company did not pay dividends in 2020 and paid $75 million and $250 million to AIC in the form of cash in 2019 and 2018, respectively.
16

5. Investments
Portfolio composition
The composition of the investment portfolio is presented as follows:

	As of December 31,
($ in millions)	2020	2019
Fixed income securities, at fair value	$23,907	$21,725
Mortgage loans, net	3,359	3,988
Equity securities, at fair value	1,536	1,469
Limited partnership interests	3,065	3,250
Short-term investments, at fair value	974	1,191
Policy loans	582	557
Other, net	1,375	1,427
Total	$34,798	$33,607
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost, net	Gross unrealized		Fair value
		Gains	Losses
December 31, 2020
U.S. government and agencies	$1,060	$45	$—	$1,105
Municipal	1,650	357	—	2,007
Corporate	18,287	2,009	(40)	20,256
Foreign government	91	5	—	96
ABS	420	6	(2)	424
MBS	14	5	—	19
Total fixed income securities	$21,522	$2,427	$(42)	$23,907

December 31, 2019
U.S. government and agencies	$848	$34	$—	$882
Municipal	1,483	279	(7)	1,755
Corporate	17,301	1,170	(30)	18,441
Foreign government	142	7	—	149
ABS	316	4	(3)	317
MBS	127	55	(1)	181
Total fixed income securities	$20,217	$1,549	$(41)	$21,725

Scheduled maturities
The scheduled maturities for fixed income securities are as follows:

($ in millions)	As of December 31, 2020
	Amortized cost, net	Fair value
Due in one year or less	$1,625	$1,651
Due after one year through five years	6,974	7,423
Due after five years through ten years	8,255	9,197
Due after ten years	4,234	5,193
	21,088	23,464
ABS and MBS	434	443
Total	$21,522	$23,907
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS and MBS are shown separately because of potential prepayment of principal prior to contractual maturity dates.
17

Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Fixed income securities	$894	$963	$991
Mortgage loans	184	190	188
Equity securities	19	29	39
Limited partnership interests	99	175	327
Short-term investments	6	31	21
Policy loans	31	34	31
Other	90	93	91
Investment income, before expense	1,323	1,515	1,688
Investment expense	(81)	(104)	(103)
Net investment income	$1,242	$1,411	$1,585
Realized capital gains and losses
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Fixed income securities	$54	$25	$(40)
Mortgage loans	(45)	—	2
Equity securities	225	276	(124)
Limited partnership interests	38	43	(22)
Derivatives	5	11	10
Other	(11)	(14)	(1)
Realized capital gains (losses)	$266	$341	$(175)
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Sales	$42	$54	$(27)
Credit losses (1)	(47)	(21)	(9)
Valuation of equity investments (2)	266	297	(146)
Valuation and settlements of derivative instruments	5	11	7
Realized capital gains (losses)	$266	$341	$(175)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior period other-than-temporary impairment write-downs are now presented as credit losses.
(2)Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross realized gains (losses) on sales of fixed income securities for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Gross realized gains	$101	$65	$34
Gross realized losses	(44)	(35)	(66)
The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2020 and 2019, respectively.

	For the years ended December 31,
($ in millions)	2020	2019
Equity securities	$229	$216
Limited partnership interests carried at fair value	100	57
Total	$329	$273
18

Credit losses recognized in net income (1) for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Fixed income securities:
Corporate	$—	$(2)	$(1)
ABS	(1)	(1)	(1)
MBS	(2)	(2)	(6)
Total fixed income securities	(3)	(5)	(8)
Mortgage loans	(37)	—	—
Limited partnership interests	(4)	(2)	—
Other investments
Bank loans	(4)	(13)	—
Agent loans	—	(1)	(1)
Total credit losses by asset type	$(48)	$(21)	$(9)
Liabilities
Commitments to fund commercial mortgage loans, bank loans and agent loans	1	—	—
Total	$(47)	$(21)	$(9)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, realized capital losses previously reported as other-than-temporary impairment write-downs are now presented as credit losses.
19

Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2020		Gains	Losses
Fixed income securities	$23,907	$2,427	$(42)	$2,385
Short-term investments	974	—	—	—
EMA limited partnerships (1)				(2)
Unrealized net capital gains and losses, pre-tax				2,383
Amounts recognized for:
Insurance reserves (2)				(496)
DAC and DSI (3)				(363)
Amounts recognized				(859)
Deferred income taxes				(320)
Unrealized net capital gains and losses, after-tax				$1,204

December 31, 2019
Fixed income securities	$21,725	$1,549	$(41)	$1,508
Short-term investments	1,191	—	—	—
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				1,506
Amounts recognized for:
Insurance reserves				(126)
DAC and DSI				(213)
Amounts recognized				(339)
Deferred income taxes				(245)
Unrealized net capital gains and losses, after-tax				$922
____________
(1)Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.
(2)The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuity).
(3)The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.
Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Fixed income securities	$877	$1,165	$(914)
Short-term investments	—	—	—
Derivative instruments	—	—	(2)
EMA limited partnerships	—	(2)	(1)
Total	877	1,163	(917)
Amounts recognized for:
Insurance reserves	(370)	(126)	315
DAC and DSI	(150)	(178)	154
Amounts recognized	(520)	(304)	469
Deferred income taxes	(75)	(180)	94
Increase (decrease) in unrealized net capital gains and losses, after-tax	$282	$679	$(354)

20

Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled $3.36 billion and $3.99 billion, net of credit loss allowance, as of December 31, 2020 and 2019, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2020	2019
Texas	20.1%	16.8%
California	14.3	14.1
Illinois	6.9	8.0
Florida	6.3	6.7
North Carolina	5.6	4.9
New Jersey	3.9	6.0
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2020	2019
Apartment complex	34.1%	35.6%
Office buildings	23.3	22.4
Retail	15.8	14.3
Warehouse	14.5	16.2
Other	12.3	11.5
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2020 are as follows:

($ in millions)	Number of loans	Amortized cost, net	Percent
2021	28	$254	7.6%
2022	23	291	8.7
2023	41	485	14.4
2024	25	510	15.2
Thereafter	115	1,819	54.1
Total	232	$3,359	100.0%
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
The carrying value for limited partnership interest as of December 31 is as follows:

	2020			2019
($ in millions)	EMA	Fair Value	Total	EMA	Fair Value	Total
Private equity	$1,768	$721	$2,489	$2,029	$723	$2,752
Real estate	334	42	376	319	50	369
Other (1)	200	—	200	129	—	129
Total	$2,302	$763	$3,065	$2,477	$773	$3,250
____________
(1)Other consists of certain limited partnership interests where the underlying assets are predominately public equity and debt securities.

21

Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $2.01 billion and $1.76 billion as of December 31, 2020 and 2019, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2020	2019
Texas	16.8%	17.8%
California	16.8	15.0
Oregon	11.3	12.6
New Jersey	7.4	6.7
Illinois	6.2	6.3
New York	5.3	7.0
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2020 and 2019, the fair value of short-term investments totaled $974 million and $1.19 billion, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of December 31, 2020 and 2019, the carrying value of policy loans totaled $582 million and $557 million, respectively.
Other investments
Other investments primarily consist of agent loans, real estate, bank loans and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at amortized cost, net. Real estate is carried at cost less accumulated depreciation. Bank loans are primarily senior secured corporate loans and are carried at amortized cost, net. Derivatives are carried at fair value. The following table summarizes other investments by asset type.

	As of December 31,
($ in millions)	2020	2019
Agent loans, net	$631	$666
Real estate	315	292
Bank loans, net	245	344
Derivatives and other	184	125
Total	$1,375	$1,427
Concentration of credit risk
As of December 31, 2020, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2020 and 2019, fixed income and equity securities with a carrying value of $322 million and $506 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2020, 2019 and 2018.
Other investment information
Included in fixed income securities are below investment grade assets totaling $2.99 billion and $2.83 billion as of December 31, 2020 and 2019, respectively.
As of December 31, 2020, fixed income securities and short-term investments with a carrying value of $21 million were on deposit with regulatory authorities as required by law.
As of December 31, 2020, the carrying value of fixed income securities and other investments that were non-income producing was $38 million.

22

Portfolio monitoring and credit losses
Fixed income securities The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security that may require a credit loss allowance.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, any existing credit loss allowance would be written-off against the amortized cost basis of the asset along with any remaining unrealized losses, with incremental losses recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value based on the best estimate of future cash flows considering past events, current conditions and reasonable and supportable forecasts. The estimated future cash flows are discounted at the security’s current effective rate and is compared to the amortized cost of the security.
The determination of cash flow estimates is inherently subjective, and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security is considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, origination vintage year, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third-party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement.
If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, a credit loss allowance is recorded in earnings for the shortfall in expected cash flows; however, the amortized cost, net of the credit loss allowance, may not be lower than the fair value of the security. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
When a security is sold or otherwise disposed or when the security is deemed uncollectible and written off, the Company removes amounts previously recognized in the credit loss allowance. Recoveries after write-offs are recognized when received. Accrued interest excluded from the amortized cost of fixed income securities totaled $198 million as of December 31, 2020 and is reported within the accrued investment income line of the Consolidated Statements of Financial Position. The Company monitors accrued interest and writes off amounts when they are not expected to be received.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below internally established thresholds. The process also includes the monitoring of other credit loss indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential credit losses using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of credit losses for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value requires a credit loss allowance are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the extent to which the fair value has been less than amortized cost.

23

Rollforward of credit loss allowance for fixed income securities for the year ended December 31, 2020 is as follows:

($ in millions)	2020
Beginning balance	$—
Credit losses on securities for which credit losses not previously reported	(3)
Reduction of allowance related to sales	2
Write-offs	—
Ending balance (1)	$(1)
____________
(1)Allowance for fixed income securities as of December 31, 2020 comprised $1 million of ABS.
The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2020
Fixed income securities
U.S. government and agencies	10	$17	$—	—	$—	$—	$—
Municipal	7	31	—	—	—	—	—
Corporate	114	558	(19)	25	153	(21)	(40)
ABS	5	2	—	4	5	(2)	(2)
MBS	3	—	—	10	—	—	—
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)
Investment grade fixed income securities	69	$388	$(5)	19	$73	$(17)	$(22)
Below investment grade fixed income securities	70	220	(14)	20	85	(6)	(20)
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)

December 31, 2019
Fixed income securities
U.S. government and agencies	6	$74	$—	—	$—	$—	$—
Municipal	4	22	(5)	1	14	(2)	(7)
Corporate	92	504	(8)	43	237	(22)	(30)
ABS	22	61	(1)	5	19	(2)	(3)
MBS	8	1	—	22	5	(1)	(1)
Total fixed income securities	132	$662	$(14)	71	$275	$(27)	$(41)
Investment grade fixed income securities	85	$524	$(3)	39	$152	$(17)	$(20)
Below investment grade fixed income securities	47	138	(11)	32	123	(10)	(21)
Total fixed income securities	132	$662	$(14)	71	$275	$(27)	$(41)

24

The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2020.

($ in millions)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost, net (1) (2)	$(7)	$(12)	$(19)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net (3) (4)	(15)	(8)	(23)
Total unrealized losses	$(22)	$(20)	$(42)
_______________
(1)Below investment grade fixed income securities include $7 million that have been in an unrealized loss position for less than twelve months.
(2)Related to securities with an unrealized loss position less than 20% of amortized cost, net, the degree of which suggests that these securities do not pose a high risk of having credit losses.
(3)No below investment grade fixed income securities have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third-party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
ABS and MBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2020, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Loans The Company establishes a credit loss allowance for mortgage loans, agent loans and bank loans when they are originated or purchased, and for unfunded commitments unless they are unconditionally cancellable by the Company. The Company uses a probability of default and loss given default model for mortgage loans and bank loans to estimate current expected credit losses that considers all relevant information available including past events, current conditions, and reasonable and supportable forecasts over the life of an asset. The Company also considers such factors as historical losses, expected prepayments and various economic factors. For mortgage loans the Company considers origination vintage year and property level information such as debt service coverage, property type, property location and collateral value. For bank loans the Company considers the credit rating of the borrower, credit spreads and type of loan. After the reasonable and supportable forecast period, the Company’s model reverts to historical loss trends. Given the less complex and homogenous nature of agent loans, the Company estimates current expected credit losses using historical loss experience over the estimated life of the loans, adjusted for current conditions, reasonable and supportable forecasts and expected prepayments.
Loans are evaluated on a pooled basis when they share similar risk characteristics. The Company monitors loans through a quarterly credit monitoring process to determine when they no longer share similar risk characteristics and are to be evaluated individually when estimating credit losses.
Loans are written off against their corresponding allowances when there is no reasonable expectation of recovery. If a loan recovers after a write-off, the estimate of expected credit losses includes the expected recovery.
Accrual of income is suspended for loans that are in default or when full and timely collection of principal and interest payments is not probable. Accrued income receivable is monitored for recoverability and when not expected to be collected is written off through net investment income. Cash receipts on loans on non-accrual status are generally recorded as a reduction of amortized cost.
25

Accrued interest is excluded from the amortized cost of loans and is reported within the accrued investment income line of the Consolidated Statements of Financial Position. As of December 31, 2020, accrued interest totaled $13 million, $2 million and $1 million for mortgage loans, agent loans and bank loans, respectively.
Mortgage loans When it is determined a mortgage loan shall be evaluated individually, the Company uses various methods to estimate credit losses on individual loans such as using collateral value less estimated costs to sell where applicable, including when foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. When collateral value is used, the mortgage loans may not have a credit loss allowance when the fair value of the collateral exceeds the loan’s amortized cost. An alternative approach may be utilized to estimate credit losses using the present value of the loan’s expected future repayment cash flows discounted at the loan’s current effective interest rate.
Individual loan credit loss allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell, when applicable, or present value of the loan’s expected future repayment cash flows.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loan credit loss allowances are estimated. Debt service coverage ratio represents the amount of estimated cash flow from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects mortgage loans amortized cost by debt service coverage ratio distribution and year of origination as of December 31.

($ in millions)	2020							2019
	2015 and prior	2016	2017	2018	2019	Current	Total	Total
Below 1.0	$15	$—	$—	$—	$—	$—	$15	$40
1.0 - 1.25	130	27	32	57	33	14	293	161
1.26 - 1.50	365	41	134	159	201	6	906	1,066
Above 1.50	963	350	240	279	327	45	2,204	2,724
Amortized cost before allowance	$1,473	$418	$406	$495	$561	$65	$3,418	$3,991
Allowance (1)							(59)	(3)
Amortized cost, net							$3,359	$3,988
____________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior valuation allowance is now presented as an allowance for expected credit losses.
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to situations where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating factors such as additional collateral, escrow balances or borrower guarantees. Payments on all mortgage loans were current as of December 31, 2020, 2019 and 2018. During the fourth quarter of 2020, the Company sold $217 million of mortgage loans, net of a $15 million credit loss allowance, resulting in a net realized capital loss of $4 million.

26

The rollforward of credit loss allowance for mortgage loans for the years ended December 31 is as follows:

($ in millions)	2020
Beginning balance	$(3)
Cumulative effect of change in accounting principle	(33)
Net increases related to credit losses	(37)
Reduction of allowance related to sales	15
Loans transferred due to reinsurance agreement with AAC	(1)
Write-offs	—
Ending balance	$(59)
Agent loans The Company monitors agent loans to determine when they should be removed from the pool and assessed for credit losses individually by using internal credit risk grades that classify the loans into risk categories. The categorization is based on relevant information about the ability of borrowers to service their debt, such as historical payment experience, current business trends, cash flow coverage and collateral quality. Internal credit risk grades are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
As of December 31, 2020, 85% of agent loans balance represents the top three highest credit quality categories. The allowance for agent loans totaled $5 million as of December 31, 2020 and did not change from January 1, 2020.
Bank loans When it is determined a bank loan shall be evaluated individually, the Company uses various methods to estimate credit losses on individual loans such as the present value of the loan’s expected future repayment cash flows discounted at the loan’s current effective interest rate.
Credit ratings of the borrower are considered a key credit quality indicator when bank loan credit loss allowances are estimated. The ratings are updated quarterly and are either received from a nationally recognized rating agency or a comparable internal rating is derived if an externally provided rating is not available. The year of origination is determined to be the year in which the asset is acquired.
The bank loans amortized cost by credit rating and year of origination as of December 31 is as follows:

($ in millions)	2020
	2015 and Prior	2016	2017	2018	2019	Current	Total
BBB	$—	$—	$4	$—	$—	$2	$6
BB	10	—	1	16	11	5	43
B	5	8	42	37	23	35	150
CCC and below	3	8	15	12	18	6	62
Amortized cost before allowance	$18	$16	$62	$65	$52	$48	$261
Allowance							(16)
Amortized cost, net							$245
The rollforward of credit loss allowance for bank loans for the years ended December 31 is as follows:

($ in millions)	2020
Beginning balance	$—
Cumulative effect of change in accounting principle	(16)
Net increases related to credit losses	(4)
Reduction of allowance related to sales	3
Write-offs	1
Ending balance	$(16)

27

6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:
(a)Quoted prices for similar assets or liabilities in active markets;
(b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy:
(1) Specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
(2) Quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
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Certain assets are not carried at fair value on a recurring basis, including mortgage loans, bank loans, agent loans and policy loans, and these are only included in the fair value hierarchy disclosure when the individual investment is reported at fair value.
In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant inputs and valuation techniques for Level 2 and Level 3 assets and liabilities measured at fair value on a recurring basis
Level 2 measurements
•Fixed income securities:
U.S. government and agencies, municipal, corporate - public and foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Privately placed are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Corporate - privately placed also includes redeemable preferred stock that are valued using quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.
ABS and MBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable. ABS and residential MBS include prepayment speeds as a primary input for valuation.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.
•Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
•Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, total return swaps, foreign exchange forward contracts, options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, implied volatilities, index price levels, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements
•Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third-party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and privately placed, ABS and MBS: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs for corporate fixed income securities include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
•Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.
29

•Other investments: Certain OTC derivatives, such as interest rate caps and certain credit default swaps, are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.
•Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2020, the Company has commitments to invest $166 million in these limited partnership interests.
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$784	$321	$—		$1,105
Municipal	—	1,958	49		2,007
Corporate - public	—	14,535	31		14,566
Corporate - privately placed	—	5,622	68		5,690
Foreign government	—	96	—		96
ABS	—	419	5		424
MBS	—	19	—		19
Total fixed income securities	784	22,970	153		23,907
Equity securities	1,408	14	114		1,536
Short-term investments	601	373	—		974
Other investments: Free-standing derivatives	—	190	—	$(6)	184
Separate account assets	3,294	—	—		3,294
Total recurring basis assets	$6,087	$23,547	$267	$(6)	$29,895
% of total assets at fair value	20.3%	78.8%	0.9%	—%	100.0%

Investments reported at NAV					763
Total					$30,658

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(516)		$(516)
Other liabilities: Free-standing derivatives	—	(119)	—	$9	(110)
Total recurring basis liabilities	$—	$(119)	$(516)	$9	$(626)
% of total liabilities at fair value	—%	19.0%	82.4%	(1.4)%	100.0%
30

The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2019.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$590	$292	$—		$882
Municipal	—	1,715	40		1,755
Corporate - public	—	12,777	25		12,802
Corporate - privately placed	—	5,517	122		5,639
Foreign government	—	149	—		149
ABS	—	301	16		317
MBS	—	176	5		181
Total fixed income securities	590	20,927	208		21,725
Equity securities	1,340	13	116		1,469
Short-term investments	493	698	—		1,191
Other investments: Free-standing derivatives	—	134	—	$(10)	124
Separate account assets	3,009	—	—		3,009
Total recurring basis assets	$5,432	$21,772	$324	$(10)	$27,518
% of total assets at fair value	19.7%	79.1%	1.2%	—%	100%

Investments reported at NAV					773
Total					$28,291

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(427)		$(427)
Other liabilities: Free-standing derivatives	—	(65)	—	$3	(62)
Total recurring basis liabilities	$—	$(65)	$(427)	$3	$(489)
% of total liabilities at fair value	—%	13.3%	87.3%	(0.6)%	100%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2020
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(483)	Stochastic cash flow model	Projected option cost	1.0 - 4.2%	2.80%
December 31, 2019
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(395)	Stochastic cash flow model	Projected option cost	1.0 - 4.2%	2.57%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2020 and 2019, Level 3 fair value measurements of fixed income securities total $153 million and $208 million, respectively, and include $24 million and $38 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As the Company does not develop the Level 3 fair value unobservable inputs for these fixed income securities, they are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.
31

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2019	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2020
Assets
Fixed income securities:
Municipal	$40	$1	$2	$20	$(11)	$—	$(1)	$—	$(2)	$49
Corporate - public	25	—	—	—	—	7	—	—	(1)	31
Corporate - privately placed	122	2	(7)	32	(32)	8	(55)	—	(2)	68
ABS	16	—	—	—	—	—	(10)	—	(1)	5
MBS	5	1	(2)	—	—	—	(3)	—	(1)	—
Total fixed income securities	208	4	(7)	52	(43)	15	(69)	—	(7)	153
Equity securities	116	(3)	—	—	—	9	(8)	—	—	114
Free-standing derivatives, net	—	—	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$324	$1	$(7)	$52	$(43)	$24	$(77)	$—	$(7)	$267
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(427)	$(24)	$—	$(54)	$—	$—	$—	$(34)	$23	$(516)
Total recurring Level 3 liabilities	$(427)	$(24)	$—	$(54)	$—	$—	$—	$(34)	$23	$(516)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2020.

($ in millions)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(8)	$9	$(1)	$(23)	$(23)

32

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$39	$—	$4	$—	$—	$—	$(1)	$—	$(2)	$40
Corporate - public	33	—	—	5	(38)	32	(2)	—	(5)	25
Corporate - privately placed	97	(1)	1	43	(1)	4	(13)	—	(8)	122
ABS	22	1	(1)	—	(30)	36	(6)	—	(6)	16
MBS	—	—	(1)	6	—	—	—	—	—	5
Total fixed income securities	191	—	3	54	(69)	72	(22)	—	(21)	208
Equity securities	129	15	—	—	—	10	(38)	—	—	116
Free-standing derivatives, net	1	(1)	—	—	—	—	—	—	—	—
Total recurring Level 3 assets	$321	$14	$3	$54	$(69)	$82	$(60)	$—	$(21)	$324
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(223)	$(52)	$—	$(154)	$—	$—	$—	$(10)	$12	$(427)
Total recurring Level 3 liabilities	$(223)	$(52)	$—	$(154)	$—	$—	$—	$(10)	$12	$(427)

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in millions)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(2)	$16	$7	$(59)	$(38)

33

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$57	$—	$(2)	$—	$(16)	$2	$(2)	$—	$—	$39
Corporate - public	49	—	(2)	3	(3)	—	(11)	—	(3)	33
Corporate - privately placed	220	(2)	(2)	10	(101)	12	—	—	(40)	97
ABS	50	—	—	12	(18)	20	(19)	—	(23)	22
Total fixed income securities	376	(2)	(6)	25	(138)	34	(32)	—	(66)	191
Equity securities	90	16	—	—	—	30	(7)	—	—	129
Free-standing derivatives, net	1	—	—	—	—	—	—	—	—	1	(1)
Total recurring Level 3 assets	$467	$14	$(6)	$25	$(138)	$64	$(39)	$—	$(66)	$321
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(284)	$57	$—	$—	$—	$—	$—	$(2)	$6	$(223)
Total recurring Level 3 liabilities	$(284)	$57	$—	$—	$—	$—	$—	$(2)	$6	$(223)
____________________
(1)Comprises $1 million of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2018.

($ in millions)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$—	$14	$(5)	$62	$71
Transfers into Level 3 during 2020, 2019 and 2018 included situations where a quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers into Level 3 during 2020 also included derivatives embedded in equity-indexed universal life contracts related to reinsurance assumed from AAC. Transfers into Level 3 during 2019 also included derivatives embedded in equity-indexed universal life contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.
Transfers out of Level 3 during 2020, 2019 and 2018 included situations where a broker quote was used in the prior period and a quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
34

The table below provides valuation changes included in net income and OCI for Level 3 assets and liabilities held as of December 31.

($ in millions)	2020	2019	2018
Assets
Fixed income securities:
Municipal	$1	$1	$—
Corporate - public	—	—	—
Corporate - privately placed	2	—	—
Total fixed income securities	3	1	—
Equity securities	(3)	2	16
Free-standing derivatives, net	—	(1)	—
Total recurring Level 3 assets	$—	$2	$16
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(24)	$(52)	$57
Total recurring Level 3 liabilities	$(24)	$(52)	$57
Total included in net income	$(24)	$(50)	$73

Components of net income
Net investment income	$(8)	$(2)	$—
Realized capital gains (losses)	8	4	16
Contract benefits	(1)	7	(5)
Interest credited to contractholder funds	(23)	(59)	62
Total included in net income	$(24)	$(50)	$73

Assets
Municipal	$2
Corporate - public	—
Corporate - privately placed	(7)
Changes in unrealized net capital gains and losses reported in OCI (1)	$(5)
___________________
(1)Effective January 1, 2020, the Company adopted the fair value accounting standard that prospectively requires the disclosure of valuation changes reported in OCI.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in millions)		December 31, 2020		December 31, 2019
Financial assets	Fair value level	Amortized cost, net	Fair value	Amortized cost, net	Fair value
Mortgage loans	Level 3	$3,359	$3,587	$3,988	$4,159
Bank loans	Level 3	245	250	344	337
Agent loans	Level 3	631	634	666	664

Financial liabilities	Fair value level	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Contractholder funds on investment contracts	Level 3	$7,764	$9,058	$8,403	$9,123
Liability for collateral	Level 2	334	334	530	530
Notes due to related parties	Level 3	214	225	214	215
____________________
(1)Represents the amounts reported on the Consolidated Statements of Financial Position.
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap, index total return swap, options, or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds,
35

to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures, index total return swaps and options to increase equity exposure.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Fixed income index total return swaps are used to offset valuation losses in the portfolio during periods of declining market values. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index total return swaps, options and futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards are primarily used to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide returns linked to equity indices to contractholders.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The fair value of the hedged liability is reported in contractholder funds in the Consolidated Statements of Financial Position. The impact from results of the fair value hedge is reported in interest credited to contractholder funds in the Consolidated Statements of Operations and Comprehensive Income. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position.
For those derivatives which qualify and have been designated as fair value accounting hedges, net income includes the changes in the fair value of both the derivative instrument and the hedged risk. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.
Fair value hedges The Company had one derivative designated as a fair value hedge and had no foreign currency contracts designated as fair value hedges during 2020, 2019 and 2018.
Cash flow hedges The Company had no derivatives designated as cash flow hedges during 2020 and 2019 and one foreign currency contract designated as a cash flow hedge during 2018.
36

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2020.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as fair value accounting hedging instruments
Other	Other assets	$3	n/a	$—	$—	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	13	n/a	—	—	—
Futures	Other assets	n/a	312	—	—	—
Equity and index contracts
Options	Other investments	n/a	2,831	184	184	—
Futures	Other assets	n/a	46	—	—	—
Total return index contracts
Total return swap agreements - equity index	Other investments	8	n/a	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	113	n/a	1	4	(3)
Embedded derivative financial instruments
Other embedded derivative financial instruments	Other investments	750	n/a	—	—	—
Credit default contracts
Credit default swaps - buying protection	Other investments	17	n/a	(1)	—	(1)
Credit default swaps - selling protection	Other investments	4	n/a	—	—	—
Subtotal		905	3,189	185	189	(4)
Total asset derivatives		$908	3,189	$185	$189	$(4)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$19	n/a	$—	$—	$—
Futures	Other liabilities & accrued expenses	n/a	25	—	—	—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	2,712	(110)	—	(110)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	117	n/a	(4)	1	(5)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	128	n/a	(18)	—	(18)
Guaranteed withdrawal benefits	Contractholder funds	190	n/a	(15)	—	(15)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,785	n/a	(483)	—	(483)
Credit default contracts
Credit default swaps - selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Total liability derivatives		2,240	2,737	(630)	$1	$(631)
Total derivatives		$3,148	5,926	$(445)
_________________________________________
(1)  Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

37

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2019.

($ in millions, except number of contracts)		Volume
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Other	Other assets	$2	n/a	$—	$—	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Futures	Other assets	n/a	476	—	—	—
Equity and index contracts
Options	Other investments	n/a	2,981	124	124	—
Futures	Other assets	n/a	27	—	—	—
Total return index contracts
Total return swap agreements - fixed income	Other investments	7	n/a	—	—	—
Credit default contracts
Credit default swaps - buying protection	Other investments	1	n/a	—	—	—
Subtotal		8	3,484	124	124	—
Total asset derivatives		$10	3,484	$124	$124	$—

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$34	n/a	$—	$—	$—
Futures	Other liabilities & accrued expenses	n/a	263	—	—	—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	2,844	(60)	—	(60)
Futures	Other liabilities & accrued expenses	n/a	1	—	—
Total return index contracts
Total return swap agreements - fixed income	Other liabilities & accrued expenses	10	n/a	—	—	—
Total return swap agreements - equity	Other liabilities & accrued expenses	14	n/a	1	1	—
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	242	n/a	6	9	(3)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	161	n/a	(18)	—	(18)
Guaranteed withdrawal benefits	Contractholder funds	205	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,678	n/a	(395)	—	(395)
Credit default contracts
Credit default swaps - buying protection	Other liabilities & accrued expenses	26	n/a	(2)	—	(2)
Credit default swaps - selling protection	Other liabilities & accrued expenses	5	n/a	—	—	—
Total liability derivatives		2,375	3,108	(482)	$10	$(492)
Total derivatives		$2,385	6,592	$(358)

38

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2020
Asset derivatives	$6	$(5)	$(1)	$—	$—	$—
Liability derivatives	(9)	5	4	—	—	—

December 31, 2019
Asset derivatives	$10	$(10)	$—	$—	$—	$—
Liability derivatives	(5)	10	(7)	(2)	—	(2)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31.

($ in millions)	2020	2019	2018
Gain recognized in OCI on derivatives during the period	$—	$—	$1
Gain recognized in OCI on derivatives during the term of the hedging relationship	—	—	—
Gain reclassified from AOCI into income (net investment income)	—	—	—
Gain reclassified from AOCI into income (realized capital gains and losses)	—	—	3
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2020
Interest rate contracts	$4	$—	$—	$4
Equity and index contracts	6	—	20	26
Embedded derivative financial instruments	—	(1)	(34)	(35)
Foreign currency contracts	(7)	—	—	(7)
Credit default contracts	1	—	—	1
Total return swaps - equity index	1	—	—	1
Total	$5	$(1)	$(14)	$(10)
2019
Equity and index contracts	$5	$—	$58	$63
Embedded derivative financial instruments	—	7	(57)	(50)
Foreign currency contracts	3	—	—	3
Credit default contracts	(1)	—	—	(1)
Total return swaps - fixed income	1	—	—	1
Total return swaps - equity index	3	—	—	3
Total	$11	$7	$1	$19
2018
Interest rate contracts	$1	$—	$—	$1
Equity and index contracts	(4)	—	(23)	(27)
Embedded derivative financial instruments	—	(5)	66	61
Foreign currency contracts	12	—	—	12
Total return swaps - fixed income	(1)	—	—	(1)
Total return swaps - equity index	(1)	—	—	(1)
Total	$7	$(5)	$43	$45
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2020, counterparties pledged $3 million in collateral to the Company, and the Company pledged $6 million in cash and securities to counterparties
39

which includes $5 million of collateral posted under MNAs for contracts containing credit-risk contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2020				2019
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	3	$94	$3	$—	5	$296	$7	$—
Total	3	$94	$3	$—	5	$296	$7	$—
_________________________
(1)Allstate uses the lower of S&P’s or Moody’s long-term debt issuer ratings.
(2)Only OTC derivatives with a net positive fair value are included for each counterparty.
For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2020, the Company pledged $6 million in the form of margin deposits.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent cross-default provisions. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments.
The following summarizes the fair value of derivative instruments with credit-risk-contingent features that are in a gross liability position, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2020	2019
Gross liability fair value of contracts containing credit-risk-contingent features	$8	$4
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(3)	(3)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(5)	(1)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$—
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.
40

The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2020
Single name
Corporate debt	$—	$—	$—	$5	$5	$—
Total	$—	$—	$—	$5	$5	$—

December 31, 2019
Single name
Corporate debt	$—	$—	$—	$5	$5	$—
Total	$—	$—	$—	$5	$5	$—
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2020	2019
Commitments to invest in limited partnership interests	$918	$1,063
Private placement commitments	—	16
Other loan commitments	75	118
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Unless unconditionally cancellable, the Company recognizes a credit loss allowance on such commitments. Commitments have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
41

8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2020	2019
Immediate fixed annuities:
Structured settlement annuities	$7,407	$6,840
Other immediate fixed annuities	1,507	1,607
Traditional life insurance	2,650	2,552
Accident and health insurance	169	195
Other	67	78
Total reserve for life-contingent contract benefits	$11,800	$11,272
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	Actual company experience with projected calendar year improvements	4.7%	Present value of contractually specified future benefits and expenses
Other immediate fixed annuities	Actual company experience with projected calendar year improvements	4.7%	Present value of expected future benefits and expenses
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 1.4% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________
(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).
In the third quarter of 2020, the premium deficiency evaluation of the Company’s immediate annuities with life contingencies resulted in a premium deficiency reserve of $226 million. The long-term investment yield assumption was lowered, which resulted in the prior sufficiency changing to a deficiency. The deficiency was recognized as an increase in the reserve for life contingent contract benefits. The original assumptions used to establish reserves were updated to reflect current assumptions, and the primary changes included mortality expectations, where annuitants are living longer than originally anticipated, and long-term investment yields. In 2019, the Company’s reviews concluded that no premium deficiency adjustments were necessary.
To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, an insurance reserves adjustment is recorded for certain immediate annuities with life contingencies. This liability is included in the reserve for life-contingent contract benefits with respect to this unrealized deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. This liability was $496 million and $126 million as of December 31, 2020 and 2019, respectively.
As of December 31, contractholder funds consist of the following:

($ in millions)	2020	2019
Interest-sensitive life insurance	$7,794	$7,442
Investment contracts:
Fixed annuities	8,163	8,811
Other investment contracts	524	458
Total contractholder funds	$16,481	$16,711
42

The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 9.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0.5% to 7.5% for immediate annuities; (8.0)% to 9.0%for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 5.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 11.0% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________
(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Balance, beginning of year	$16,711	$17,470	$18,592
Deposits	818	834	863
Interest credited	574	581	597
Benefits	(733)	(769)	(810)
Surrenders and partial withdrawals	(649)	(844)	(1,095)
Contract charges	(643)	(637)	(645)
Net transfers from separate accounts	5	11	7
Reinsurance assumed from AAC	256	—	—
Other adjustments	142	65	(39)
Balance, end of year	$16,481	$16,711	$17,470
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $2.94 billion and $2.66 billion of equity, fixed income and balanced mutual funds and $238 million and $252 million of money market mutual funds as of December 31, 2020 and 2019, respectively.
43

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	As of December 31,
	2020	2019
In the event of death
Separate account value	$3,174	$2,908
Net amount at risk (1)	$308	$373
Average attained age of contractholders	72 years	71 years
At annuitization (includes income benefit guarantees)
Separate account value	$925	$848
Net amount at risk (2)	$140	$173
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$178	$190
Net amount at risk (3)	$12	$13
Accumulation at specified dates
Separate account value	$93	$123
Net amount at risk (4)	$11	$15
Weighted average waiting period until guarantee date	3 years	4 years
____________
(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

44

The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2019	$292	$23	$103	$418
Less reinsurance recoverables	81	20	32	133
Net balance as of December 31, 2019	211	3	71	285
Incurred guarantee benefits	49	—	17	66
Paid guarantee benefits	(2)	—	—	(2)
Reinsurance assumed from AAC	2	—	—	2
Net change	49	—	17	66
Net balance as of December 31, 2020	260	3	88	351
Plus reinsurance recoverables	69	23	33	125
Balance, December 31, 2020	$329	$26	$121	$476

Balance, December 31, 2018	$307	$38	$98	$443
Less reinsurance recoverables	111	35	39	185
Net balance as of December 31, 2018	196	3	59	258
Incurred guarantee benefits	18	—	12	30
Paid guarantee benefits	(3)	—	—	(3)
Net change	15	—	12	27
Net balance as of December 31, 2019	211	3	71	285
Plus reinsurance recoverables	81	20	32	133
Balance, December 31, 2019	$292	$23	$103	$418
The following table summarizes reserves included in total liability balance for guarantees by type of benefit as of December 31.

($ in millions)	2020	2019	2018
Variable annuity
Death benefits	$67	$78	$109
Income benefits	24	21	36
Accumulation benefits	18	18	25
Withdrawal benefits	15	14	14
Other guarantees	352	287	259
Total	$476	$418	$443

9. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
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For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of thirteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life
In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.28 billion and $1.29 billion as of December 31, 2020 and 2019, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements.
The amounts ceded to Prudential for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Premiums and contract charges	$64	$65	$72
Contract benefits	46	(4)	87
Interest credited to contractholder funds	20	19	20
Operating costs and expenses	12	12	14
As of December 31, 2020 and 2019, the Company had reinsurance recoverables of $99 million and $112 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.), Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
As of December 31, 2020 and 2019, the Company had $66 million and $73 million, of reinsurance recoverables related to Scottish Re (U.S.), Inc. On December 14, 2018, the Delaware Insurance Commissioner placed Scottish Re (U.S.), Inc. under regulatory supervision.  On March 6, 2019, the Chancery Court of the State of Delaware entered a Rehabilitation and Injunction Order (the “Rehabilitation Order”) in response to a petition filed by the Insurance Commissioner (the “Petition”).
The Company joined in a joint motion filed on behalf of several affected parties asking the court to allow a specified amount of offsetting claim payments and losses against premiums remitted to Scottish Re (U.S.), Inc.  The Company also filed a separate motion related to the reimbursement of claim payments where Scottish Re (U.S.), Inc. is also acting as administrator. The Court has not yet ruled on either of these motions. In the interim, the Company and several other affected parties have been permitted to exercise certain setoff rights while the parties address any potential disputes. On June 30, 2020, pursuant to the Petition, Scottish Re (U.S.), Inc. submitted a proposed Plan of Rehabilitation (“Plan”) for consideration by the Court. On November 2, 2020, the Court issued a Third Amended Order to Show Cause scheduling a hearing on the Petition and Plan for May 25, 2021. The Company continues to monitor Scottish Re (U.S.), Inc. for future developments and will reevaluate its allowance for expected credit losses as new information becomes available.
The Company is the assuming reinsurer for Lincoln Benefit Life Company’s (“LBL’s”) life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2020, the trust held $6.29 billion of investments, which are reported in the Consolidated Statement of Financial Position.
ALIC and its subsidiary ALNY are parties to a reinsurance treaty through which ALNY cedes reinvestment related risk on its structured settlement annuities to ALIC. The reinsurance treaty is eliminated in consolidation. In 2019, ALIC established a trust for the benefit of ALNY and will maintain it with assets equal to or greater than ALNY’s statutory-basis cession. As of December 31, 2020, the trust held $1.56 billion of investments, which are reported in the Consolidated Statement of Financial Position.
46

As of December 31, 2020, the gross life insurance in force was $435.85 billion of which $63.70 billion was ceded to unaffiliated reinsurers.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Direct	$652	$748	$743
Assumed
Affiliate	241	231	241
Non-affiliate	671	699	741
Ceded
Affiliate	(44)	(49)	(51)
Non-affiliate	(227)	(270)	(275)
Premiums and contract charges, net of reinsurance	$1,293	$1,359	$1,399
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Direct	$1,238	$1,038	$1,062
Assumed
Affiliate	157	137	149
Non-affiliate	510	493	484
Ceded
Affiliate	(37)	(35)	(35)
Non-affiliate	(139)	(152)	(214)
Contract benefits, net of reinsurance	$1,729	$1,481	$1,446
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Direct	$452	$463	$533
Assumed
Affiliate	9	8	8
Non-affiliate	162	154	104
Ceded
Affiliate	(18)	(20)	(20)
Non-affiliate	(26)	(20)	(24)
Interest credited to contractholder funds, net of reinsurance	$579	$585	$601
Reinsurance recoverables, net of allowance, as of December 31 are summarized in the following table.

($ in millions)	2020	2019
Annuities	$1,282	$1,293
Life insurance	660	1,145
Other	47	52
Total	$1,989	$2,490
As of December 31, 2020 and 2019, approximately 94% and 78%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
The following table shows the rollforward of the credit loss allowance for reinsurance recoverables for the year ended December 31.

($ in millions)	2020
Beginning balance	$(3)
Cumulative effect of change in accounting principle	(11)
Increase in the provision for credit losses	(1)
Write-offs	—
Ending Balance	$(15)

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10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Balance, beginning of year	$947	$1,232	$1,156
Acquisition costs deferred	51	55	78
Amortization charged to income	(147)	(180)	(146)
Effect of unrealized gains and losses	(123)	(160)	144
Reinsurance assumed from AAC	245	—	—
Balance, end of year	$973	$947	$1,232
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2020	2019	2018
Balance, beginning of year	$27	$34	$36
Amortization charged to income	(5)	(5)	(4)
Effect of unrealized gains and losses	3	(2)	2
Balance, end of year	$25	$27	$34
11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. Since most states allow a credit against premium or other state related taxes for assessments, an asset is recorded based on paid and accrued assessments for the amount the Company expects to recover on the respective state’s tax return and is realized over the period allocated by each state. As of both December 31, 2020 and 2019, the liability balance included in other liabilities and accrued expenses was $4 million. The related premium tax offsets included in other assets were $6 million as of both December 31, 2020 and 2019.
Guarantees
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
The aggregate liability balance related to all guarantees was not material as of December 31, 2020.
Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, impose additional regulations regarding cybersecurity and privacy, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies, international agencies, and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
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12. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
The Internal Revenue Service (“IRS”) has completed its exam of the Allstate Group’s 2013 through 2016 federal income tax returns. The 2017 and 2018 audit cycle is expected to begin in the first quarter of 2021. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the consolidated financial statements.
The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.
The Company had $12 million, $14 million and $14 million liability for unrecognized tax benefits as of December 31, 2020, 2019 and 2018, respectively. The change in the liability for unrecognized tax benefits in 2020 related to a decrease for settlements. The $12 million increase in the liability for unrecognized tax benefits in 2018 related to the increase for tax positions taken in the current year. The Company believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2020	2019
Deferred tax assets
Deferred reinsurance gain	$5	$6
Other assets	1	1
Total deferred tax assets	6	7
Deferred tax liabilities
Unrealized net capital gains	(320)	(245)
Life and annuity reserves	(231)	(253)
Investments	(181)	(185)
DAC	(181)	(169)
Other liabilities	(49)	(49)
Total deferred tax liabilities	(962)	(901)
Net deferred tax liability	$(956)	$(894)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Current	$26	$76	$116
Deferred	(19)	52	(99)
Total income tax expense	$7	$128	$17
The Company paid taxes of $30 million, $62 million and $30 million in 2020, 2019 and 2018, respectively. The Company had current income tax receivable of $35 million as of December 31, 2020 and current income tax payable of $29 million as of December 31, 2019.
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A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Statutory federal income tax rate - expense	21.0%	21.0%	21.0%
Tax credits	(14.9)	(1.9)	(3.2)
Adjustments to prior year tax liabilities	(3.1)	0.2	(0.3)
Dividends received deduction	(1.9)	(0.5)	(0.7)
State income taxes	3.4	0.5	1.5
Non-deductible expenses	—	0.1	—
Tax Legislation benefit	—	—	(14.0)
Other	(0.1)	—	0.1
Effective income tax rate - expense	4.4%	19.4%	4.4%
13. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2020 and 2019 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $7 million, $5 million and $5 million of interest on debt in 2020, 2019 and 2018, respectively.
The Company had $85 million and $61 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2020 and 2019, respectively.
14. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
ALIC and its insurance subsidiaries had a statutory net loss of $125 million in 2020 and statutory net income of $363 million and $410 million in 2019 and 2018, respectively. Statutory capital and surplus was $3.93 billion and $3.81 billion as of December 31, 2020 and 2019, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay dividends in 2020. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2021 is $393 million.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $864 million as of December 31, 2020, and cannot result in capital and surplus being less than the minimum amount required by law.
ALIC may receive dividends from time to time from its insurance subsidiaries. The ability of these insurance subsidiaries to pay dividends is generally dependent on business conditions, income, cash requirements, and other relevant factors. Insurance subsidiaries cannot pay dividends to ALIC without prior DOI approval at any given point during 2021. ALIC did not receive dividends from its insurance subsidiaries during 2020 or 2019.

50

Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $4.44 billion and $622 million, respectively, as of December 31, 2020. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
15. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans and other postretirement plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The Corporation also provides a medical coverage subsidy for eligible employees hired before January 1, 2003, including their eligible dependents, when they retire. In September 2020, the Corporation announced it will eliminate the medical coverage subsidy effective January 1, 2021 for employees who are not eligible to retire as of December 31, 2020. The cost allocated to the Company for these plans was $2 million, $3 million and $2 million in 2020, 2019 and 2018, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation. The cost allocated to the Company for the Allstate Plan was $4 million, $4 million and $5 million in 2020, 2019 and 2018, respectively.
16. Other Comprehensive Income
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2020			2019			2018
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$405	$(85)	$320	$878	$(184)	$694	$(483)	$101	$(382)
Less: reclassification adjustment of realized capital gains and losses	48	(10)	38	19	(4)	15	(35)	7	(28)
Unrealized net capital gains and losses	357	(75)	282	859	(180)	679	(448)	94	(354)
Unrealized foreign currency translation adjustments	13	(3)	10	(22)	5	(17)	—	—	—
Other comprehensive income (loss)	$370	$(78)	$292	$837	$(175)	$662	$(448)	$94	$(354)
51

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2020

($ in millions)	Cost/ amortized cost, net	Fair value (if applicable)	Amount shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$1,060	$1,105	$1,105
States, municipalities and political subdivisions	1,650	2,007	2,007
Foreign governments	91	96	96
Public utilities	3,209	3,673	3,673
All other corporate bonds	15,078	16,583	16,583
Asset-backed securities	420	424	424
Mortgage-backed securities	14	19	19
Total fixed maturities	21,522	$23,907	23,907

Equity securities:
Common stocks:
Public utilities	16	$26	26
Banks, trusts and insurance companies	82	132	132
Industrial, miscellaneous and all other	985	1,348	1,348
Nonredeemable preferred stocks	24	30	30
Total equity securities	1,107	$1,536	1,536

Mortgage loans on real estate	3,359	$3,587	3,359
Real estate (none acquired in satisfaction of debt)	315		315
Policy loans	582		582
Derivative instruments	184	$184	184
Limited partnership interests	3,065		3,065
Other long-term investments	876		876
Short-term investments	974	$974	974
Total investments	$31,984		$34,798
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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2020
Life insurance in force	$99,351	$63,697	$336,500	$372,154	90.4%

Premiums and contract charges:
Life insurance	$618	$256	$844	$1,206	70.0%
Accident and health insurance	34	15	68	87	78.2%
Total premiums and contract charges	$652	$271	$912	$1,293	70.5%

Year ended December 31, 2019
Life insurance in force	$107,014	$75,159	$284,518	$316,373	89.9%

Premiums and contract charges:
Life insurance	$683	$302	$858	$1,239	69.2%
Accident and health insurance	65	17	72	120	60.0%
Total premiums and contract charges	$748	$319	$930	$1,359	68.4%

Year ended December 31, 2018
Life insurance in force	$113,202	$83,166	$301,316	$331,352	90.9%

Premiums and contract charges:
Life insurance	$679	$308	$906	$1,277	70.9%
Accident and health insurance	64	18	76	122	62.3%
Total premiums and contract charges	$743	$326	$982	$1,399	70.2%
______________________________

(1)No reinsurance or coinsurance income was netted against premium ceded in 2020, 2019 or 2018.
53

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)			Additions
Description	Balance as of beginning of period	Cumulative effect of change in accounting principle (1)	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2020
Allowance for credit losses on fixed income securities	$—	$—	$3	$—	$2	$1
Allowance for credit losses on mortgage loans	3	33	37	1	15	59
Allowance for credit losses on bank loans	—	16	4	—	4	16
Allowance for credit losses on agent loans	3	2	—	—	—	5
Allowance for credit losses on reinsurance recoverables	3	11	1	—	—	15
Allowances for credit losses on other assets	7	—	—	—	—	7
Allowance for credit losses on commitments to fund mortgage loans, bank loans and agent loans	—	1	—	—	1	—

Year ended December 31, 2019

Allowance for reinsurance recoverables	$—		$3	$—	$—	$3
Allowance for estimated losses on mortgage loans	3		—	—	—	3
Allowance for estimated losses on agent loans	2		1	—	—	3

Year ended December 31, 2018

Allowance for estimated losses on mortgage loans	$3		$—	$—	$—	$3
Allowance for estimated losses on agent loans	2		—	—	—	2
(1)Effective January 1, 2020, the Company adopted the measurement of credit losses on financial instruments accounting standard that primarily affected mortgage loans, bank loans and reinsurance recoverables.
54

PART C

OTHER INFORMATION
Item 27. EXHIBITS

(a)(1)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(a)(2)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(a)(3)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114561) dated April 19, 2004.)

(b)	Not Applicable.

(c)(1)
Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(c)(2)
Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporate herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(d)(1)
Form of Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated February 29, 2000.)

(d)(2)
Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated February 2, 2001.)

(d)(3)
Form of Amendatory Endorsement to add Free Withdrawal Amount provision (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated February 2, 2001.)

(d)(4)
Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated April 30, 2002.)

(d)(5)
Form of Putnam Allstate Advisor Preferred Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(6)
Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(7)
Form of Withdrawal Charge Option Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(8)
Form of Withdrawal Charge Option Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(9)
Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(10)
Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(11)
Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(12)
Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(13)
Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(14)
Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(15)
Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(16)
Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(17)
Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(18)
Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(19)
Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated December 19, 2003.)

(d)(20)	Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)

(d)(21)	Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)

(d)(22)	Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)

(d)(23)	Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114561) dated April 18, 2006.)

(d)(24)	Form of SureIncome for Life Withdrawal Benefit Rider Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114561) dated April 18, 2006.)

(e)(1)
Form of Application for Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated February 29, 2000.)

(e)(2)
Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated June 10, 2002.)

(e)(3)
Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated December 19, 2003.)

(e)(4)
Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114561) dated September 14, 2004.)

(e)(5)
Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)

(e)(6)
Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114561) dated April 25, 2005.)

(e)(7)
Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114561) dated April 18, 2006.)

(f)(1)
Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated April 20, 2001.)

(f)(2)	Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

(g)
Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.)

(h)(1)
Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated April 27, 2000.)

(h)(2)
Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(3)
Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(4)
Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(5)
Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(h)(6)
Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(7)
Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(h)(8)
Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(9)
Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(h)(10)
Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of the Depositor's Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(h)(11)
Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114561) dated September 14, 2004.)

(i)(1)
The Administrative Services Agreement between Allstate Life Insurance Company and The Prudential Insurance Company of America (Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement (SEC File No. 333-114562) dated February 26, 2021).

(i)(2)
The Master Services Agreement between The Prudential Insurance Company of America and se2, Inc.(Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement (SEC File No. 333-114562) dated February 26, 2021).

(k)(1)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated April 27, 2000.)

(k)(2)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated June 19, 2000.)

(k)(3)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated September 26, 2000.)

(k)(4)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated February 2, 2001.)

(k)(5)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated August 9, 2002.)

(k)(6)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(k)(7)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated April 22, 2003.)

(k)(8)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated December 19, 2003.)

(k)(9)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114561) dated April 19, 2004.)

(k)(10)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114561) dated September 14, 2004.)

(k)(11)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)

(k)(12)
Opinion of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-114561 and 811-09327) filed on April 24, 2009.)

(l)	Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(99)
Powers of Attorney for Angela K. Fontana, Rebecca D. Kennedy, Julie Parsons, Mark Q. Prindiville, Mario Rizzo, Glenn T. Shapiro, John E. Dugenske, John C. Pintozzi, Mario Imbarrato, Jesse E. Merten, and Thomas J. Wilson. Filed Herewith.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

John E. Dugenske	Director
Angela K. Fontana	Director
Mario Imbarrato	Director
Rebecca D. Kennedy	Director
Jesse E. Merten	Director
Julie Parsons	Director
John C. Pintozzi	Director
Mark Q. Prindiville	Director
Mario Rizzo	Director
Glenn T. Shapiro	Director
Thomas J. Wilson	Director
Thomas J. Wilson	Chairman of the Board
John E. Dugenske	Chief Executive Officer
Jesse E. Merten	President
James M. Flewellen	Senior Vice President
Marilyn V. Hirsch	Senior Vice President
Christina Hwang	Senior Vice President
Mario Imbarrato	Senior Vice President and Chief Financial Officer
John C. Pintozzi	Senior Vice President and Controller
Courtney V. Welton	Senior Vice President and Chief Privacy and Ethics Officer
Randal S. DeCoursey	Vice President
Angela K. Fontana	Vice President, General Counsel and Secretary
Daniel G. Gordon	Vice President and Assistant Secretary
Rebecca D. Kennedy	Vice President
Brigitte K. Lenz	Vice President
Carol E. Lundahl	Vice President and Assistant Treasurer
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Tracy M. Kirchhoff	Chief Compliance Officer
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT

Information in response to this item is incorporated by reference to Exhibit 21 in the Form 10-K Annual Report of The Allstate Corporation filed February 21, 2020 (File #001-11840).

The Allstate Corporation and Subsidiaries[1]

Page 1

01.28.2021

The Allstate Corporation
008 (DE)
Allstate Financial Insurance Holdings Corporation 375 (DE)
American Heritage Life Insurance Company 374 (FL)
First Colonial Insurance Company 378 (FL)
E.R.J. Insurance Group, Inc. (dba American Heritage Insurance Services) 373 (FL)
American Heritage Service Company 372 (FL)
Allstate Assurance Company 432 (IL)
Intramerica Life Insurance Company 379 (NY)
Allstate Indemnity Company 060 (IL)
Allstate Fire and Casualty Insurance Company 027 (IL)
Allstate Property and Casualty Insurance Company 065 (IL)
ASMI Auto Insurance Company 426 (IL)
ECMI Auto Insurance Company 427 (IL)
ESMI Auto Insurance Company 433 (IL)
National General Holdings Corp. 501 (DE)
(Continued on Page 2)
Esurance Holdings, Inc. 420 (DE)
Esurance Insurance Company 414 (IL)
Esurance Insurance Services, Inc. 418 (DE)
Esurance Property and Casualty Insurance Company 416 (IL)
Esurance Insurance Services Company of Canada 421 (Canada)
Esurance Insurance Company of New Jersey 415 (IL)
Allstate Insurance Holdings, LLC 396 (DE)
Encompass Insurance Holdings, LLC 430 (DE)
Encompass Indemnity Company 270 (IL)
Encompass Insurance Company 339 (IL)
Encompass Independent Insurance Company 360 (IL)
Encompass Insurance Company of America 357 (IL)
Encompass Home and Auto Insurance Company 361 (IL)
Encompass Property and Casualty Company 359 (IL)
Encompass Insurance Company of Massachusetts 367 (MA)
Allstate Insurance Company 010 (IL)
Allstate New Jersey Insurance Company 095 (IL)
Allstate New Jersey Property and Casualty Insurance Company 386 (NJ)
Encompass Insurance Company of New Jersey 365 (IL)
Encompass Property and Casualty Insurance Company of New Jersey 387 (IL)
Allstate Insurance Company of Canada 090 (Canada)
Allstate Life Insurance Company of Canada 091 (Canada)
Pembridge Insurance Company 093 (Canada)
Pafco Insurance Company 092 (Canada)
Ivantage Insurance Brokers Inc. 094 (Canada)
Esurance Insurance Company of Canada 096 (Canada)
Allstate Vehicle and Property Insurance Company 064 (IL)
Allstate North American Insurance Company 330 (IL)
Allstate Northbrook Indemnity Company 021 (IL)
North Light Specialty Insurance Company 397 (IL)
Tech-Cor, LLC 061 (DE)
Allstate Financial Services, LLC 302 (DE)
Allstate Financial Corporation 349 (IL)
Allstate Financial, LLC 348 (DE)
AIMCO Private Fund II, LLC 080 (DE)
Pullman Crossing, LLC 230 (DE) Owned 94.5% by Allstate Insurance Company and 5.5% by Kennett Capital, Inc.
Pullman QOZB, LLC 231 (DE) Owned 99.9% by Pullman Crossing, LLC and 0.1% by Allstate Insurance Company
Allstate Life Insurance Company 030 (IL)
Allstate Distributors, L.L.C. 370 (DE)
Allstate Financial Advisors, LLC 317 (DE)
Allstate Assignment Company 335 (NE)
Allstate Settlement Corporation 033 (NE)
Allstate Finance Company, LLC 410 (DE)
NBlvu Riverside Cars 1, LLC 211 (DE)
NBlvu Riverside Management, LLC 213 (DE)
Shelf Investment Holding Entity:
NBlvu AP AF1, LLC 221 (DE)
Owned 55% by Allstate Insurance Company and 45% by Allstate Life Insurance Company
Kennett Capital, Inc. 306 (DE)
Allstate Life Insurance Company of New York 036 (NY)
ALIC Reinsurance Company 385 (SC)
Allstate International Assignments, Ltd. 235 (DE)
AIMCO Private Fund I Holding, LLC 083 (DE)* *Not yet capitalized.
AIMCO Private Fund I, LLC 082 (DE)
Investment Holding Entities
ALINV Mosaic, LLC 209 (DE)
Road Bay Investments, LLC 391 (DE)
West Plaza RE Holdings, LLC 423 (DE)
NBlvu AF1, LLC 218 (DE)
NBlvu AF2, LLC 219 (DE)
NBlvu AF3, LLC 220 (DE)
NBlvu AF4, LLC 225 (DE)
NBlvu AF5, LLC 226 (DE)
Shelf Investment Holding Entities
NBlvu AF6, LLC 227 (DE)
NBlvu AF7, LLC (DE)
NBlvu AF8, LLC (DE)
Allstate International Holdings, Inc. 144 (DE)
Allstate Solutions Private Limited 152 (India)
Allstate Non-Insurance Holdings, Inc. 145 (DE)
Answer Financial Inc. 417 (DE)
Right Answer Insurance Agency, LLC (DE)
Insurance Answer Center, LLC (DE)
Answer Marketplace, LLC (DE)
Allstate Exchange Services, LLC 425 (DE)* *Not yet capitalized.
Allstate Digital Ventures, LLC 424 (DE)* *Not yet capitalized.
Collective Sourcing, LLC 162 (DE)
Allstate Enterprises, LLC 400 (DE)
Allstate Motor Club, Inc. 071 (DE)
Signature Motor Club, Inc. 401 (DE)
Signature Agency, Inc. 405 (DE)
Signature Motor Club of California, Inc. 407 (CA)
Signature's Nationwide Auto Club, Inc. 404 (DE)
Signature Nationwide Auto Club of California, Inc. 408 (CA)
Arity, LLC 156 (DE)
Arity 875, LLC 159 (DE)
Arity Services, LLC 171 (DE)
ANIHI Newco, LLC 172 (DE)
Pablo Creek Services, Inc. 398 (IL)
Ivantage Select Agency, Inc. 350 (IL)
Northeast Agencies, Inc. 351 (NY)
Allstate Global Holdings Limited 154 (NI)
Allstate Northern Ireland Limited 151 (NI)
Arity International Limited 158 (NI)
InfoArmor, Inc. 165 (DE)
Vigilante ATI, Inc. (DE)
Identity Protection Strategic Solutions LLC (NJ)
Allstate Finance Company Agency Loans, LLC 212 (DE)
Allstate Investments, LLC 345 (DE)
Allstate Investment Management Company 079 (DE)
Allstate Short Term Pool, LLC 208 (DE) (Allstate and certain of its subsidiaries have undivided interest in the underlying assets of the pool in proportion to their membership percentage. Allstate Investment Management Company is the managing member.)
Castle Key Insurance Company 070 (IL)
Castle Key Indemnity Company 085 (IL)
Encompass Floridian Insurance Company 383 (IL)
Encompass Floridian Indemnity Company 382 (IL)
Allstate Texas Lloyd's, Inc. 067 (TX) (Attorney-in-Fact for Allstate Texas Lloyd's)
Allstate Texas Lloyd's 063 (TX)
Allstate County Mutual Insurance Company 068 (TX) (Owned by its policyholders)
Investment Holding Entities
AP Real Estate, LLC – 205 (DE)
AP Timber, LLC – 206 (DE)
Current Creek Investments, LLC – 413 (DE)
NBlvu AP1, LLC 215 (DE)
NBlvu AP2, LLC 216 (DE)
NBlvu AP3, LLC 217 (DE)
NBlvu AP4, LLC 222 (DE)
NBlvu AP6, LLC 224 (DE)
NBlvu AP7, LLC 228 (DE)
NBlvu AP8, LLC 229 (DE)
AP Riverway Plaza, LLC – 205 (DE) (Wholly-owned subsidiary of AP RE Series Riverway Plaza, a separate series of AP Real Estate, LLC)
Shelf Investment Holding Entities
NBlvu AP5, LLC 223 (DE)
NBlvu AP9, LLC (DE)
NBlvu AP10, LLC (DE)
CE Care Plan Corp (DE)
Complete Product Care Corp (DE)
ST Product Care Corp (DE)
Square Trade Protection Solutions, Inc. (DE)
Protection Plan Group, Inc. (DE)
Square Trade Go, Inc. (DE)
SquareTrade Holding Company, Inc. 160 (DE)
Square Trade, Inc. (DE)
Square Trade European Services AS (Norway)
Square Trade Canada, Inc. (British Columbia, Canada)
Square Trade Australia Pty Ltd (Victoria, Australia)
Square Trade Singapore Pte. Ltd. (Singapore)
PlumChoice, Inc. (DE)
iCracked Inc. (DE)
iCracked Japan, Inc. (Japan) (37.5% owned by iCracked Inc.)
Square Trade Insurance Services, Inc. (DE)
Square Trade Limited (UK)
Square Trade Europe Limited (Malta)
Square Trade Japan GK (Japan)
KEY
Public Company
First Tier
Second Tier
Third Tier
Fourth Tier
Fifth Tier
Sixth Tier
Non-stock Insurance Company
Non-stock Investment Pool
Holding Company

[1]Corporate Organizational Chart does not include joint venture affiliated investments with third-parties (see Schedule Y of Statutory Statements) or long-term invested assets (see Schedule BA of Statutory Statements).

ITEM 30. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I

Allstate Life of New York Separate Account A

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Flewellen, James M.	Manager
Fontana, Angela K.	Manager
Lenz, Brigitte K.	Manager
Merten, Jesse E.	Manager
Nelson, Mary K.	Manager
Stricker, Brian P.	Manager
Flewellen, James M.	Chairman of the Board
Nelson, Mary K.	President
Hwang, Christina	Senior Vice President
Pintozzi, John C.	Senior Vice President and Controller
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Fontana, Angela K.	Vice President, General Counsel and Secretary
Gordon, Daniel G.	Vice President and Assistant Secretary
Lundahl, Carol E.	Vice President and Assistant Treasurer
Priess, Kenneth P.	Vice President and Treasurer
Goldstein, Dana	Chief Compliance Officer
Willemsen, Lisette S.	Assistant Secretary
* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

COMPENSATION OF PRINCIPAL UNDERWRITER FROM THE REGISTRANT FOR LAST FISCAL YEAR

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Allstate Distributors	N/A	N/A	$0	N/A

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Allstate Life is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. Allstate Life maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
ITEM 33. MANAGEMENT SERVICES

None.

ITEM 34. FEE REPRESENTATION

Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 28th day of April, 2021.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary
Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company, on this 28th day of April, 2021.

SIGNATURE	TITLE
*John E Dugenske John E. Dugenske	Director and Chief Executive Officer (Principal Executive Officer)
*Jesse E. Merten Jesse E. Merten	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*Mario Imbarrato Mario Imbarrato	Director, Senior Vice President and Chief Financial Officer
*John C. Pintozzi John C. Pintozzi	Director, Senior Vice President and Controller (Principal Accounting Officer)
*Julie Parsons Julie Parsons	Director
*Mark Q. Prindiville Mark Q. Prindiville	Director
*Rebecca D. Kennedy Rebecca D. Kennedy	Director and Vice President
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director
*/By: /s/Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

Exhibit No.	Description

(l)	Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(99)
Powers of Attorney for Angela K. Fontana, Rebecca D. Kennedy, Julie Parsons, Mark Q. Prindiville, Mario Rizzo, Glenn T. Shapiro, John E. Dugenske, John C. Pintozzi, Mario Imbarrato, Jesse E. Merten, and Thomas J. Wilson. Filed Herewith.